As filed with the Securities and Exchange Commission on
July 29, 2011
     Securities Act File No. 033-00488
Investment Company Act File No. 811-04416

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-effective Amendment No. 90	☑
AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 91	☑
PNC FUNDS
(Exact Name of Registrant as Specified in Charter)
Two Hopkins Plaza
Baltimore, Maryland 21201
(Address of Principal Executive Offices)
1-800-622-3863
(Registrant’s Telephone Number)
John M. Loder, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
(617) 951-7405
(Name and Address of Agent for Service)
Copies of Communications to:
Daniel O. Hirsch, Esq.
PNC Legal Department
1600 Market Street, 28th Floor
Philadelphia, PA 19103
(215) 585-5082
It is proposed that this filing will become effective (check applicable box):
☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☑	on September 30, 2011 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PNC FUNDS
PROSPECTUS
CLASS A AND CLASS C SHARES
OCTOBER 1, 2011

EQUITY FUNDS
Balanced Allocation Fund
Class A	PBAAX
Class C	PBCCX
International Equity Fund
Class A	PMIEX
Class C	PIUCX
Large Cap Core Equity Fund
Class A	PLEAX
Class C	PLECX
Large Cap Growth Fund
Class A	PEWAX
Class C	PEWCX
Large Cap Value Fund
Class A	PLVAX
Class C	PALVX
Mid Cap Value Fund
Class A	PMCAX
Class C	PMFCX
Multi-Factor Small Cap Core Fund
Class A	PLOAX
Class C	PLOCX
Multi-Factor Small Cap Growth Fund
Class A	PLWAX
Class C	PLWCX
Multi-Factor Small Cap Value Fund
Class A	PMRRX
Class C	PSVCX
S&P 500 Index Fund
Class A	PIIAX
Class C	PPICX
Small Cap Fund (formerly Small Cap Core Fund)
Class A	PPCAX
Class C	PPCCX
If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 1-800-622-FUND (3863).
Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER
PNC CAPITAL ADVISORS, LLC

PNC BALANCED ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [  ] and in the “Additional Purchase and Redemption Information” section on page [  ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%		0.75%

Distribution (12b-1) Fees	0.04%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Acquired Fund Fees and Expenses[3]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[4]	[ ]	%	[ ]	%

Fee Waiver and Expense Reimbursement[5]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[5]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

1

[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[5]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed [1.29]% and [2.00]% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC Capital Advisors, LLC’s (the “Adviser”) assessment of market conditions.
The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds, and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least $100 million. The Fund uses a blended investment style.
The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund’s fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and option on futures contracts for the

2

purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Allocation Risk. The Fund’s performance could be hurt if the Adviser’s asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser’s asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets’ governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
High-Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up or down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

3

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of broad measures of market performance, including the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-7.08%	-13.89%	21.96%	7.40%	5.39%	11.95%	7.62%	-27.38%	18.56%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years

Class A Shares
Returns Before Taxes	[ ]	[ ]	[ ]
Returns After Taxes on Distributions[1]	[ ]	[ ]	[ ]
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	[ ]	[ ]

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes) (since inception date 4/30/00)	[ ]	[ ]	[ ]

4

	1 Year	5 Years	10 Years

Class C Shares	[ ]	[ ]	[ ]

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (since inception date 4/30/00)	[ ]	[ ]	[ ]

Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 4/30/00)	[ ]	[ ]	[ ]

Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes) (since inception date 4/30/00)	[ ]	[ ]	[ ]

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	7	Portfolio Manager
Gordon A. Johnson	7	Managing Director
Michael E. Santelli, CFA, CPA	[-]	Managing Director
Alex L. Vallecillo, CFA	[-]	Senior Portfolio Manager
Douglas Roman, CFA, CMT	2	Director of Equity Management
Martin C. Schulz, J.D.	13	Managing Director
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

5

PNC INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [  ] and in the “Additional Purchase and Redemption Information” section on page [  ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%		1.00%

Distribution (12b-1) Fees	0.05%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Acquired Fund Fees and Expenses[3]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

4.	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

6

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE Index”)) or economies to no more than 25% of the Fund’s total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.
The Fund’s investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.
The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.
PNC Capital Advisors, LLC (the “Adviser”) has delegated to Polaris Capital Management, LLC (“Polaris” or the “Sub-Adviser”) and GE Asset Management Incorporated (“GEAM” or the “Sub-Adviser”) the responsibility for providing portfolio management services to a portion of the Fund’s assets. The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”), value strategy (“International Value Component”) and a core strategy (“International Core Component”). The Adviser manages the International Growth Component. Polaris and GEAM furnish investment advisory services to the International Value Component and International Core Component, respectively. The Adviser monitors the performance of Polaris and GEAM and, at any point, the Adviser could change the allocation of the Fund’s assets between itself, Polaris and GEAM on a basis determined by the

7

Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Country Risk. Investment in a particular country of 25% or more of the Fund’s total assets will make the Fund’s performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

8

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-25.52%	-19.20%	32.45%	16.64%	11.00%	28.65%	12.55%	-47.04%	43.79%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

	1 Year		5 Years		10 Years

Class C Shares	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) (since inception date 12/31/99)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund. Polaris and GEAM serve as sub-advisers to the Fund.

9

Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adviser
Martin C. Schulz, J.D	13	Managing Director
Polaris
Bernard R. Horn, Jr.	6	President and Chief Investment Officer
Sumanta Biswas, CFA	6	Assistant Portfolio Manager

GEAM
Ralph R. Layman, CFA	2	President and Chief Investment Officer — Public Equities
Brian Hopkinson, AIA	2	Senior Vice President
Paul Nestro, CFA	2	Senior Vice President
Jonathan L. Passmore	2	Senior Vice President
Michael J. Solecki, CFA	2	Co-Chief Investment Officer
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

10

PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%		0.75%

Distribution (12b-1) Fees	0.03%[2]		0.75%

Other Expenses:	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

Fee Waiver and Expense Reimbursement[4]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

11

[2]	“Distribution (12b-1) Fees” have been restated to reflect the maximum fees to be incurred by the Fund’s Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[4]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s “Total Annual Fund Operating Expenses” exceed [1.22]% and [1.94]% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities. PNC Capital Advisors, LLC (the “Adviser”) employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

12

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-14.49%	-20.44%	26.69%	7.29%	6.03%	9.83%	6.34%	-41.91%	25.72%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [      ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

	1 Year		5 Years		10 Years

Class C Shares	[ ]	%	[ ]	%	[ ]	%

S&P 500 Index (reflects no deduction for fees, expenses or taxes) (since inception date 1/31/00)	[ ]	%	[ ]	%	[ ]	%

13

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title

Douglas Roman, CFA, CMT	2	Director of Equity Management
Mark W. Batty, CFA	2	Co-Portfolio Manager
Ruairi O’Neill, CFA	2	Co-Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

14

PNC LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [      ] and in the “Additional Purchase and Redemption Information” section on page [      ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%		0.75%

Distribution (12b-1) Fees	0.05%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

Fee Waiver and Expense Reimbursement[4]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

15

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[4]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s “Total Annual Fund Operating Expenses” exceed [1.28%] and [1.98%] for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the “Adviser”) employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, analysts project earnings below consensus or to take advantage of a better investment opportunity.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

16

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-16.53%	-28.39%	19.75%	3.55%	5.33%	7.35%	11.37%	-43.00%	24.20%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

	1 Year		5 Years		10 Years

Class C Shares	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) (since inception date 1/31/00)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
8
PNC Capital Advisors, LLC is the investment adviser to the Fund.

17

Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title

Douglas Roman, CFA, CMT	2	Managing Director
Mark W. Batty, CFA	2	Senior Equity Analyst
Ruairi O’Neill, CFA	2	Senior Equity Analyst
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

18

PNC LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%		0.75%

Distribution (12b-1) Fees	0.05%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

19

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology.
PRINCIPAL RISKS
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

20

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-4.05%	-15.22%	26.78%	13.03%	9.71%	20.74%	1.69%	-36.43%	18.10%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale	[ ]	%	[ ]	%	[ ]	%
of Fund Shares[1]

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(1/27/00)

Class C Shares	[ ]	%	[ ]	%	[ ] %

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 1/31/00)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.

21

Portfolio Managers

Years as Fund
Name	Portfolio Manager	Title

Michael E. Santelli, CFA, CPA	[ ]	Managing Director
Alex L. Vallecillo, CFA	[ ]	Senior Portfolio Manager
Edward A. Johnson, CFA	7	Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

22

PNC MID CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%		0.75%

Distribution (12b-1) Fees	0.05%[2]		0.75%

Other Expenses	[ ]	%	[ ] %

Shareholder Servicing Fees	[ ]	%	[ ] %

Other[3]	[ ]	%	[ ] %

Total Annual Fund Operating Expenses	[ ]	%	[ ] %

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

23

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between $750 million and $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company’s intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.

24

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010
34.50%	21.11%	15.18%	20.21%	0.56%	-39.84%	32.33%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(7/1/02)

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(6/2/03)

Class C Shares	[ ]	%	[ ]	%	[ ] %

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

25

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	15	Managing Director
Alex L. Vallecillo, CFA	15	Senior Portfolio Manager
Edward A. Johnson, CFA	[ ]	Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

26

PNC MULTI-FACTOR SMALL CAP CORE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%		1.00%

Distribution (12b-1) Fees	0.03%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

Fee Waiver and ExpenseReimbursement[4]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

27

[2]	“Distribution (12b-1) Fees” have been restated to reflect the maximum fees to be incurred by the Fund’s Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[4]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s “Total Annual Fund Operating Expenses” exceed [1.23%] and [1.95%] for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. The Adviser assesses a company’s prospects by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

28

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2006	2007	2008	2009	2010
16.07%	-2.65%	-36.23%	17.08%	[ ]

Best Quarter	[ ]%	([ ])
Worst Quarter	[ ]%	([ ])
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [      ]%.

29

Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		(9/30/05)

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/05)	[ ]	%	[ ]	%

Since
Inception
	1 Year		(9/30/05)

Class C Shares	[ ]	%	[ ] %

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/05)	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Paul Kleinaitis, CFA	6	Senior Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

30

PNC MULTI-FACTOR SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%		1.00%

Distribution (12b-1) Fees	0.03%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

Fee Waiver and ExpenseReimbursement[4]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Expense Reimbursement[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

31

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[4]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s “Total Annual Fund Operating Expenses” exceed [1.23%] and [1.95%] for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through September 30, 2012, at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth Index. Using an analytical process together with fundamental research methods, PNC Capital Advisors, LLC (the “Adviser”) assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company’s prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

32

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs or by calling 1-800-622-FUND (3863).

33

Calendar Year Total Returns

2006	2007	2008	2009	2010
7.13%	10.38%	-37.05%	15.97%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [       ]%.
Average Annual Total Returns

(For the periods ended December 31, 2010)

Since
Inception
	1 Year		(9/30/05)

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/05)	[ ]	%	[ ]	%

Since
Inception
	1 Year		(9/30/05)

Class C Shares	[ ]	%	[ ] %

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/05)	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Paul Kleinaitis, CFA	6	Senior Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

34

PNC MULTI-FACTOR SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%		1.00%

Distribution (12b-1) Fees	0.04%[2]		0.75%

Other Expenses	[ ]	%	[ ]	%

Shareholder Servicing Fees	[ ]	%	[ ]	%

Other	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

Fee Waiver and ExpenseReimbursement[4]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Expense Reimbursement[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

35

[2]	“Distribution (12b-1) Fees” have been restated to reflect the maximum fees to be incurred by the Fund’s Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[4]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s “Total Annual Fund Operating Expenses” exceed [1.54%] and [2.25%] for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value Index. Using an analytical process together with fundamental research methods to implement a “value” approach, the Adviser assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company’s valuation and prospects by reviewing and analyzing investment candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may invest in foreign stocks in keeping with the Fund’s investment objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

36

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs or by calling 1-800-622-FUND (3863).
Performance information prior to November 30, 2005 represents performance of the Allegiant Small Cap Value Fund, which on that date changed its investment objective, principal investment strategies and name to the Allegiant Multi-Factor Small Cap Value Fund. On February 8, 2010, the Allegiant Multi-Factor Small Cap Value Fund changed its name to the PNC Multi-Factor Small Cap Value Fund.

37

Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
17.03%	-10.75%	38.62%	21.30%	-1.44%	13.03%	-13.49%	-29.60%	9.49%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(1/27/00)

Class C Shares	[ ]	%	-[ ]	%	[ ] %

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 1/31/00)	[ ]	%	-[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Paul Kleinaitis, CFA	6	Senior Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

38

PNC S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A		Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value) [1]	1.00%		1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None		None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%		0.15%

Distribution (12b-1) Fees	0.05%[2]		0.75%

Other Expenses	[ ]	%	[ ] %

Shareholder Servicing Fees	[ ]	%	[ ] %

Other	[ ]	%	[ ] %

Total Annual Fund Operating Expenses[3]	[ ]	%	[ ] %

[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.
[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

39

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund’s assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. PNC Capital Advisors, LLC (the “Adviser”) does not generally “manage” the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund’s assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund’s net assets. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Tracking Error Risk. The S&P 500 Index Fund’s ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, as well as on the level of the Fund’s expenses.

40

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-12.47%	-22.57	27.96%	10.29%	4.26%	15.10%	5.02%	-37.32%	25.88%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [ ] %.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(1/17/00)

Class C Shares	[ ]	%	[ ]	%	[ ] %

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (since inception date 1/31/00)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

41

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund. For more information on the Adviser, please see the “Investment Adviser, Sub-Advisers and Investment Teams” section of this prospectus.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Chen Chen, PhD	6	Senior Analyst
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

42

PNC SMALL CAP FUND (formerly PNC Small Cap Core Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.05%[2]		0.75%
Other Expenses	[ ]	%	[ ]	%
Shareholder Servicing Fees	[ ]	%	[ ]	%
Other[3]	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses[4]	[ ]	%	[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

43

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between $100 million and $3 billion at time of purchase. The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.
In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds cash flow value “target.” However, none of the sell characteristics are automatic.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

[1]	CFROI is a registered trademark of CSFB Holt.

44

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID246/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2005	2006	2007	2008	2009	2010
3.43%	11.15%	0.08%	-37.26%	28.15%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total, excluding any applicable sales charges, return for Class A Shares through June 30, 2011 was [ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(4/2/04)

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (since inception date 3/31/04)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(4/2/04)

Class C Shares	[ ]	%	[ ]	%	[ ] %
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (since inception date 3/31/04)	[ ]	%	[ ]	%	[ ] %

45

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Gordon A. Johnson	26	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	3	Analyst
James E. Mineman	17	Senior Portfolio Manager
Peter A. Roy, CFA	8	Senior Analyst
Lisa A. Teter	17	Senior Analyst
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

46

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.
By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).
By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments:
•	In general, a Fund’s minimum initial investment is $1,000 for Class A and Class C Shares; and

•	The minimum initial investment for shares purchased through a Systematic Investment Program (“SIP”) is $50 for Class A and Class C Shares.
Minimum Subsequent Investments:
•	There is no minimum subsequent investment amount, unless shares are purchased through a SIP; and

•	Shares purchased through a SIP have a $50 minimum subsequent investment requirement.
A Fund’s initial and subsequent investment minimums may be reduced or waived in some cases.
Tax Information
A Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in a Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

47

DETAILS ABOUT THE FUNDS
More Information About Investment Objectives and Principal Investment Strategies
PNC Funds were formerly known as “Allegiant Funds.” Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser, with the assistance of GEAM and Polaris in the case of the PNC International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s and Sub-Advisers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
This section provides additional information about the principal investment strategies utilized by the Funds. For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments and money market instruments. These instruments would not ordinarily be consistent with a Fund’s principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund’s investment objective.
A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.
PNC Balanced Allocation Fund
The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging markets securities. The Fund may invest in companies with stock market capitalizations of at least $100 million. The Fund uses a blended investment style.
The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of fixed income senior securities for current income. The dollar-weighted average maturity of the Fund’s fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. If a fixed income security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

48

PNC International Equity Fund
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-MSCI EAFE, as defined below) or economies to no more than 25% of the Fund’s total assets. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.
The Fund’s investments in equity securities may include common stocks, American Depositary Receipts (ADRs) or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.
The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.
The Adviser has delegated to Polaris and GEAM the responsibility for providing portfolio management services to a portion of the Fund’s assets. The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”), value strategy (“International Value Component”) and a core strategy (“International Core Component”). The Adviser manages the International Growth Component. Polaris and GEAM furnish investment advisory services to the International Value Component and International Core Component, respectively. The Adviser monitors the performance of Polaris and GEAM and, at any point, the Adviser could change the allocation of the Fund’s assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.
The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.
The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser’s disciplined, risk managed process combines top down country allocation with investments in high quality, growth-oriented stocks available at attractive relative valuations. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor volatility.
Polaris’ pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and

49

utilizes bottom-up analysis, anchored by its proprietary “Global Cost of Equity” model, to select between 50 and 75 stocks for inclusion in the Fund’s portfolio.
GEAM’s investment philosophy is to invest in companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates. GEAM employs a fundamental investment decision-making process that is disciplined and research driven with bottom-up stock selection. GEAM utilizes a multi-portfolio manager approach whereby each portfolio manager will manage a separate sleeve of the portion of the Fund’s portfolio that is assigned by the Adviser to GEAM. GEAM selects stocks to buy and sell by combining fundamental analysis with quantitative analysis that utilizes a proprietary ranking system.
PNC Large Cap Core Equity Fund
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may choose to hold a common stock even if the company’s market capitalization falls below the minimum market capitalization of $3 billion.
The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser’s quantitative analysis narrows the investment universe focusing on earnings growth, earnings surprise, price momentum, stability of earnings and valuation factors. Fundamental analysis is done to identify a reward risk (high and low target) for every security in the portfolio, with a focus on identifying opportunities for earnings upside potential. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
PNC Large Cap Growth Fund
The Fund primarily invests in a diversified portfolio of growth-oriented large cap equity securities. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may choose to hold a common stock even if the company’s market capitalization falls below the minimum market capitalization of $3 billion.
PNC Large Cap Value Fund
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. The Fund may choose to hold a common stock even if the company’s market capitalization falls below the minimum market capitalization of $3 billion.
PNC Mid Cap Value Fund
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between $750 million and $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The

50

Adviser generally sells securities upon market realization of a company’s intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the market capitalization range of $750 million to $20 billion.
PNC Multi-Factor Small Cap Core Fund
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. In selecting securities, the Adviser integrates both growth and valuation considerations. The Adviser focuses on companies that appear to have potential for above-average earnings, sales and asset value growth. Additionally, the Adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies. The Adviser assesses a company’s prospects by reviewing and analyzing investment candidates individually. The Fund may also invest in foreign stocks in keeping with the Fund’s objective. The Fund also utilizes an active trading approach.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes at time of purchase in stocks of small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of companies in the Russell 2000 Index or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index.
PNC Multi-Factor Small Cap Growth Fund
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current range of companies in the Russell 2000 Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company’s prospects for growth by reviewing and analyzing small cap companies individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of companies in the Russell 2000 Growth Index or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth Index.

51

PNC Multi-Factor Small Cap Value Fund
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current range of companies in the Russell 2000 Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value Index. Using an analytical process together with fundamental research methods to implement a “value” approach, the Adviser assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company’s valuation and prospects by reviewing and analyzing investment candidates individually. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of companies in the Russell 2000 Value Index or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value Index.
PNC S&P 500 Index Fund
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund’s assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. The Adviser does not generally “manage” the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund’s assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund’s net assets. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. The Fund may purchase a security that is scheduled to be included in the S&P 500® Index prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500® Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the S&P 500® Index with the goal of adding small incremental performance relative to the S&P 500® Index. Stocks that are held in very small proportions in the S&P 500® Index may be excluded from the Fund or held short if they are expected to underperform.
PNC Small Cap Fund (formerly PNC Small Cap Core Fund)
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between $100 million and $3 billion at time of purchase. The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives. The Fund invests in a diversified portfolio of publicly traded small cap equity securities that may possess either value or growth characteristics. The Adviser’s investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (CFROI®). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI® provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company’s cash flow change is if the stock is overvalued.
In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment

52

flattens or declines and when market price equals or exceeds cash flow value “target.” However, none of the sell characteristics are automatic.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of $100 million and $3 billion, the current market capitalization range of companies in the Russell 2000 Index, or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index.
Information on Additional Investment Policies
Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices.
See the Statement of Additional Information for more detail on the investment policies of the Funds.
Derivatives and Futures Contracts
In fulfilling the 80% investment requirement referred to above under “More Information About Investment Objectives and Principal Investment Strategies,” a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest.
Securities Lending
Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.
Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.
Repurchase Agreements
Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller’s debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.
Foreign Securities
Each Equity Fund may invest in foreign securities. The Balanced Allocation Fund and International Equity Fund invest in foreign securities as part of their principal investment strategies. The S&P 500 Index Fund will only invest in foreign securities if they are included in the S&P 500® Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies.
Cash Management
Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and PNC Advantage Funds, a separate investment company affiliated with PNC Funds.
More Information About Principal Risks
The Adviser and the Sub-Advisers evaluate the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

53

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
This section provides additional information about the principal risks of investing in the Funds.

54

											High					Multi-	Prepay-
	Active						Emerging		Government	Growth	Yield	Interest			Mid Cap	National	ment/	Small	Tracking	Value
	Trading	Allocation	Concentration	Country	Credit	Derivatives	Market	Foreign	Securities	Investing	Bond	Rate	IPO	Market	Company	Companies	Extension	Companies	Error	Investing
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk
Equity Funds
Balanced Allocation Fund	X	X			X	X	X	X	X		X	X		X			X	X
International Equity Fund	X			X		X	X	X		X				X		X				X
Large Cap Core Equity Fund										X				X						X
Large Cap Growth Fund										X				X
Large Cap Value Fund														X						X
Mid Cap Value Fund								X						X	X					X
Multi-Factor Small Cap Core Fund	X		X					X		X			X	X				X		X
Multi-Factor Small Cap Growth Fund	X		X					X		X			X	X				X
Multi-Factor Small Cap Value Fund	X		X					X					X	X				X		X
S&P 500 Index Fund						X								X					X
Small Cap Fund								X		X				X				X		X

55

Active Trading Risk
If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund’s shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund’s shareholders.
Allocation Risk
The Fund is subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.
Concentration Risk. To the extent that a Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Country Risk
From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
Credit Risk
The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. A Fund’s investments in U.S. government securities is not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
Derivatives Risk
Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. Certain Funds may engage in a variety of transactions using “derivatives,” such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and to the extent that derivatives are used, a Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. If the Fund enters into a derivatives transaction as a substitute for taking a position in an underlying asset, the Fund is subject to the risk that the derivatives transaction may not provide a return that corresponds with the underlying investment.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
If a Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

56

Emerging Market Risk
The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.
Foreign Risk
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
Investments in foreign securities denominated in foreign currencies involve additional risks, including:
•	The value of a Fund’s assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

•	A Fund may incur substantial costs in connection with conversions between various currencies;

•	A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

•	Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.
Investments in foreign securities may take the form of sponsored or unsponsored ADRs. ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs are traded in the United States. Prices of ADRs are quoted in U.S. dollars.
Government Securities Risk
Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.
Growth Investing Risk
Growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

57

High-Yield Bond Risk.
Investments in high-yield, lower rated securities (“junk bonds”) involve greater risk than investments in investment grade securities. Such risks include:
•	A greater risk of price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.

•	The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•	A greater risk of default than investments in investment-grade securities due to the predominantly speculative nature of the issuer’s ability to make principal and interest payments.

•	Market prices for high-yield, lower rated securities may be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

•	The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

•	Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund’s interests.
Interest Rate Risk
The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.
IPO Risk
An IPO is a company’s first offering of stock to the public. IPOs involve the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Because the availability of securities listed in an IPO is normally limited, the Adviser may face conflicts of interest in allocating investment opportunities among the Fund and other accounts managed by the Adviser. The Adviser’s IPO allocation decisions may be more or less advantageous to the Fund.
Market Risk
Market risk is the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Each Fund is also subject to the risk that its primary market segment defined in the Fund’s Principal Investment Strategy may underperform other market segments or the markets as a whole.
Market Risk of Balanced Allocation Fund
The Fund invests directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see “Market Risk” above. The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Fund’s investments in convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

58

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income market or the fixed income or equity markets as a whole.
Mid Cap Company Risk
Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks be more volatile than those of larger companies.
Multi-National Companies Risk
A multi-national company is exposed to the risk that a host country will make political decisions that will prove to have adverse effects on the company’s profits and/or goals. Adverse political actions can range from very detrimental, such as widespread destruction due to revolution, to those of a more financial nature, such as the creation of laws that prevent the movement of capital. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.
Prepayment/Extension Risk
Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rates tend to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates.
The rate of prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Adviser may have anticipated. The market values of securities with longer maturities tend to be more volatile.
The Funds may invest in other fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.
Small Companies Risk
Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.
Tracking Error Risk
The S&P 500 Index Fund’s portfolio is managed by using the S&P 500® Index as a benchmark. Accordingly, the Fund attempts to replicate, before Fund expenses, the investment results of the S&P 500® Index. Tracking error is a measure of the deviation from the benchmark. The Fund’s ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, as well as on the level of the Fund’s expenses.
Value Investing Risk
Value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.

59

Disclosure of Portfolio Holdings
Each Fund publishes on the Funds’ website (pncfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds’ website portfolio holdings information as of each month-end. Such publication is subject to a fifteen business day lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds’ website until the date on which a Fund files its next quarterly portfolio holdings report with the SEC on Form N-CSR or Form N-Q. For more information on the Funds’ policies and procedures with respect to the disclosure of portfolio securities, see the Funds’ Statement of Additional Information, which is available, free of charge, on the Funds’ website (pncfunds.com).
INVESTMENT ADVISER, SUB-ADVISERS AND INVESTMENT TEAMS
PNC Capital Advisors, LLC (“PNC Capital” or the “Adviser”) is the investment adviser to the Funds and is located at Two Hopkins Plaza, Baltimore, MD 21201. As of June 30, 2011, the Adviser had approximately $[     ] billion in assets under management.
The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board of Trustees of PNC Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.
The table below shows the management fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund’s contractual management fee:

Management Fees Paid
as a Percentage of
Average
	Net Assets for the Fiscal	Contractual
	Year Ended	Management Fee as a
Fund Name	May 31, 2011	Percentage of Net Assets
Balanced Allocation Fund	[ ]%	0.75%[1]

International Equity Fund	[ ]%	1.00%[2]

Large Cap Core Equity Fund	[ ]%	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over[1]

Large Cap Growth Fund	[ ]%	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over[1]

Large Cap Value Fund	[ ]%	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over

Mid Cap Value Fund	[ ]%	0.75%

60

Management Fees Paid
as a Percentage of
Average
	Net Assets for the Fiscal	Contractual
	Year Ended	Management Fee as a
Fund Name	May 31, 2011	Percentage of Net Assets
Multi-Factor Small Cap Core Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over[1]

Multi-Factor Small Cap Growth Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over[1]

Multi-Factor Small Cap Value Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over[1]

S&P 500 Index Fund	[ ]%	0.15% of $0 to less than $50 million, 0.10% of $50million to less than $150 million, and 0.075% of $150million and over

Small Cap Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over

[1]	The Adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for certain Funds to the extent a Fund’s “Total Annual Fund Operating Expenses” exceed the amounts detailed below. This contractual waiver/expense reimbursement excludes certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012] at which time the Adviser will determine whether to renew, revise or discontinue it. After these waivers, “Total Annual Fund Operating Expenses”, including any acquired fund fees and expenses, would be:

	Balanced				Large Cap Core								Multi-Factor Small				Multi-Factor Small
	Allocation				Equity				Large Cap Growth				Cap Core				Cap Growth
	Class A		Class C		Class A		Class C		Class A		Class C		Class A		Class C		Class A		Class C
Management Fees	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Multi-Factor Small Cap
Value
	Class A		Class C
Management Fees	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%

[2]	From its advisory fee, the Adviser pays a sub-advisory fee to GEAM and Polaris based on the portion of assets of the Fund allocated to GEAM and Polaris as follows:

GEAM	Polaris
0.55% of the first $50 million of assets managed, 0.50% of assets
managed between $50 million and $100 million, 0.45% of assets	0.35% of the first $125 million of assets managed, 0.40% of assets
managed between $100 million and $150 million and 0.40% of assets	managed between $125 million and $200 million and 0.50% of assets
managed over $150 million.	managed over $200 million.

61

A discussion regarding the basis for the Board’s approval of the interim and new investment advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2009.
Manager of Managers Structure
The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure for any of the Funds.
Currently, the PNC International Equity Fund operates under a Manager of Managers structure. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.
Sub-Advisers
GEAM, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. GEAM’s principal office is located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904. GEAM is a wholly-owned subsidiary of General Electric Company (GE), a widely held public corporation, with its principal office located at 3135 Easton Turnpike, Fairfield, Connecticut 06828. GEAM was established and registered with the United States Securities and Exchange Commission (SEC) in March 1988 under its former name, GE Investment Management Incorporated, to provide investment management services to institutional and individual investors. GEAM is a global asset management firm that manages more than [ ] billion in assets (as of June 30, 2011) for both institutional and individual investors worldwide. GEAM has approximately [200] institutional clients, including public and corporate pension plans, endowments, foundations, insurance companies, unions, government authorities, sub-advisory relationships and financial intermediaries.
Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts, 02110. As of June 30, 2011, Polaris managed over $[ ] billion in assets. Bernard R. Horn, Jr., Polaris’ founder, owns all of the voting interests of Polaris.
Polaris Investment Performance
Polaris International Equity Composite Performance Results
The performance being presented is that of Polaris. Polaris has prepared and presented this performance in compliance with the Global Investment Performance Standards (GIPS®).
The tables below prepared by Polaris show the returns and performance record for the International Equity Composite. The investment strategy for the International Equity Composite is substantially similar to the investment style being implemented by Polaris with respect to the International Value Component of the PNC International Equity Fund. This performance record of the International Equity Composite meets the portability requirements of the GIPS® standards, including the requirement that materially all of the key investment decision makers for the International Equity Composite are employed at Polaris, and Polaris has access to all the books and records that support the performance history.
Please note that the performance results shown are those of Polaris and not the investment results of the PNC International Equity Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.
The results of the PNC International Equity Fund may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Polaris’ client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund’s results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund may not be identical to the securities held by these accounts.

62

Included for comparison purposes are performance figures of the MSCI EAFE Index, which is an unmanaged market index. Investors cannot invest directly in the index. The returns of the index reflects the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

		Gross
	Net Annual	Annual
	Composite	Performance			Composite
Year (as of	Performance	Composite	MSCI	Number	Dispersion		U.S.	Total Firm
December	Results	Results	EAFE	of	High	Low	Dollars	Assets
31)	(%)	(%)	(%)	Accounts	(%)	(%)	(millions)	(millions)

2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

2009	54.15	55.17	32.46	19	72.56	45.78	889.3	2,867.9

2008	(50.57)	(50.19)	(43.06)	22	(48.63)	(52.90)	$675.9	$1,845.8

2007	0.62	1.25	11.63	26	4.65	(1.38)	$1,444.1	$4,288.1

2006	33.39	34.17	26.86	26	36.27	33.29	$1,200	$2,617.5
2005	15.86	16.83	14.02	17	19.94	15.19	594.4	1,260.9
2004	28.51	29.61	20.70	9	30.66	22.64	139.6	484.6
2003	52.29	53.63	39.17	6	55.36	36.79	52.0	237.2
2002	5.27	6.27	(15.66)	5	10.07	6.02	32.1	174.4
2001	(1.17)	(0.29)	(21.21)	5	0.79	(3.58)	29.7	113.7
2000	(5.95)	(5.26)	(13.96)	5	(2.54)	(6.78)	23.2	87.9
1999	20.93	21.71	27.30	7	39.55	17.27	26.6	92.7
1998	(6.59)	(5.88)	20.33	8	(3.24)	(11.48)	24.1	84.8
1997	9.86	10.93	2.06	7	14.28	7.32	7.1	52.8
1996	22.79	24.00	6.36	5	26.18	23.02	4.1	31.0
1995	17.86	19.01	11.55	3	20.87	14.25	1.2	17.8
The presentation conforms to GIPS® guidelines regarding the portability of investment results.
Supplemental Performance
Annualized Gross Returns (As of June 30, 2011)

Polaris
International
	Equity		MSCI
	Composite		EAFE

1 Year	[ ]	%	[ ]	%
5 Years	[ ]	%	[ ]	%
10 Years	[ ]	%	[ ]	%
Since Inception (April 1, 1995)	[ ]	%	[ ]	%

Notes:

1.	Polaris has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).

2.	The International Equity Composite contains all fully discretionary international equity accounts and for comparison purposes is measured against the MSCI EAFE Index. Returns include the effect of foreign currency exchange rates.

3.	Polaris is an independent registered investment adviser. The firm maintains a complete list and description of composites, which is available upon request. Prior to 12/14/07 the firm was known as Polaris Capital Management, Inc.

4.	Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Composite performance is presented net of foreign withholding taxes on dividends, interest income, and capital gains. Withholding taxes may vary according to an investor’s domicile. Additional information regarding the percentage of the composite which may not be invested in countries or regions included in the index, is available upon request. Past performance is not indicative of future results.

5.	Options may be used in composite portfolios to the extent that client/portfolio investment guidelines permit such transactions. The options program is not central to the overall investment strategy of the firm; it is a complimentary approach aimed at improving portfolio risk/return profiles.

6.	The U.S. Dollar is the currency used to express performance. Returns are presented gross and net of management fees and include the reinvestment of all income. Net of fee performance is calculated using actual management fees. The composite dispersion presented is an asset-weighted and equal-weighted standard deviation calculated for the accounts in the composite for the entire year or period presented. The “High”

63

and “Low” dispersion represents the highest and lowest returning accounts for the indicated period. Additional information regarding the policies for calculating and reporting returns is available upon request.

7.	The investment management fee schedule for the composite is 1% on the first $25 million; 0.75% on the next $25 million; 0.60% on the next $1 billion; 0.55% on the next $2 billion, and 0.50% thereafter. Actual investment advisory fees incurred by clients may vary.

8.	The International Equity Composite was created April 1, 1995. Polaris Capital Management, LLC’s compliance with the GIPS standards has been verified for the period April 1, 1995 through June 30, 2011 by Ashland Partners & Company LLP. In addition, a performance examination was conducted on the International Equity Composite beginning April 1, 1995. A copy of the verification report is available upon request.

Prior Related Performance Information for the Large Core/Growth Equity Investment Management Team
The performance being presented is that of the Adviser and its predecessor firm. The Adviser has prepared and presented its performance in compliance with the Global Investment Performance Standards (GIPS®). The Adviser is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”).
The senior team members of the investment team at the Adviser currently responsible for managing the PNC Large Cap Core Equity and PNC Large Cap Growth Equity Funds investment management styles are [Douglas Roman, CFA, CMT, Mark Batty, CFA and Ruairi O’Neill, CFA]. These individuals have the primary responsibility for the day-to-day management of the PNC Large Cap Core Equity and PNC Large Cap Growth Funds. [Messrs. Roman, Batty and O’Neill also manage separate accounts for the Adviser that have investment objectives, policies and strategies that are substantially similar to the PNC Large Cap Core Equity and PNC Large Cap Growth Funds].
The tables below prepared by the Adviser show the annual returns and performance record established by [Messrs. Roman, Batty and O’Neill for the Large Cap Core Advantage Equity and Large Cap Growth Advantage Equity investment styles. These individuals fully implemented their current investment process for the large cap core investment style as of December 31, 2003, which is why the Adviser’s performance in that style prior to that date is not presented. The investment strategies for both large cap core and large cap growth are materially similar to the investment styles being implemented at the Adviser. This performance record meets the portability requirements of the GIPS® standards, including the requirement that materially all of the key investment decision makers from the Adviser are employed at the Adviser, and the Adviser has access to all the books and records that support the performance history.
Please note that the performance results shown are those of the Adviser and not the investment results of the PNC Large Cap Core Equity and PNC Large Cap Growth Funds. The results are not intended to predict or suggest the return to be experienced by the Funds or the return an individual investor might achieve by investing in the Funds.
The results of the PNC Large Cap Core Equity and PNC Large Cap Growth Funds may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of PNC’s and the Adviser’s client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Funds would generally be lower. The Funds’ results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Funds may not be identical to the securities held by these accounts.
Included for comparison purposes are performance figures of the S&P 500® Index and the Russell 1000 Growth Index, both of which are unmanaged market indices. Investors cannot invest directly in the indices. The returns of both indices reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

64

PNC Capital Advisors, LLC Large Cap Core Advantage Equity Net Composite Performance Results

					Total Assets		Total
Year				Composite	at End of	Percentage	Firm
(as of	Annual Total	S&P 500®	Number of	Dispersion	Period	of Firm	Assets
12/31)	Return (%)	Index (%)	Portfolios	(%)	(millions)	Assets (%)	(millions)

2004	7.20	10.88	128	0.6	$547	*	*
2005	6.39	4.91	114	1.2	$495	*	*
2006	13.30	15.79	126	0.7	$486	*	*
2007	12.41	5.49	132	0.7	$368	*	*
2008	-34.06	-37.00	1,020	0.7	$516	3.91	$13,190
2009	21.90	26.47	1,852	0.9	$1,494	4.39	$34,065
2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Supplemental Performance
Annualized Returns (as of June 30, 2011)

PNC Capital
Advisors,
LLC Large
Cap Core
Advantage
	Equity	S&P 500®
	Composite	Index

1 Year	[ ] %	[ ]	%
5 Year	[ ] %	-[ ]	%

*	The Large Core/Growth Equity Investment Management Team was not a part of PNC Capital Advisors, Inc. (predecessor to PNC Capital Advisors, LLC) prior to February 11, 2008.
Notes:
Past performance is no guarantee of future results.
The composite performance for the Large Cap Core Advantage Equity style shown is the investment performance of the Adviser. The Adviser has prepared and presented this performance in compliance with GIPS®.
Performance shown is for a composite of accounts using the Large Cap Core Advantage Equity Composite (“Core Composite”), a large-cap U.S. model portfolio. The Core Composite contains fully discretionary actively managed core equity accounts. For comparison purposes, the Core Composite is measured against the S&P 500® Index. The minimum account size for this composite is $100,000. Prior to December 31, 2007, the composite was named the PNC Advantage Core PortfolioSM and the minimum account size was $800,000. The Adviser provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies.
For GIPS®, the Adviser includes:
1) Certain assets under management of PNC Bank that were previously attributed to assets of Mercantile-Safe Deposit and Trust Company (“MSD&T”) and its subsidiary, Mercantile Capital Advisors, Inc. (now the Adviser). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, the Adviser became a subsidiary of PNC Bank The Adviser commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.
2) Assets under management of PNC Municipal Investment Group (“PNC MIG”), formerly a part of PNC Bank, now a business unit of the Adviser.
3) Certain assets of PNC IIG, a part of PNC Bank, a major business unit of the Adviser. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to the Adviser effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under the Adviser. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. The Adviser claims compliance with GIPS®. The Adviser maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with the Adviser. Past performance is not indicative of future results.
The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing

65

the maximum advisory fees charged to client accounts during the representative periods in the Core Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.
Performance which may accompany this report prior to February 11, 2008 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at the Adviser. The Adviser maintains or has access to the records supporting this performance and will provide these records upon request.
PNC IIG’s compliance with the GIPS® standards was verified for the period from January 1, 1993 through December 31, 2007 by an independent firm. In addition, a performance examination was conducted on the Core Composite for the period December 31, 2003 through December 31, 2007 by an independent firm.
The dispersion of annual returns for the Core Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.
This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology which may produce different results.
PNC Capital Advisors, LLC Large Cap Growth Advantage Equity Net Composite Performance Results

		Russell			Total Assets		Total
	Annual	1000		Composite	at End of	Percentage	Firm
Year (as of	Total	Growth	Number of	Dispersion	Period	of Firm	Assets
12/31)	Return (%)	Index (%)	Portfolios	(%)	(millions)	Assets (%)	(millions)

2005	7.28	5.26	13	0.6	$126	*	*
2006	7.24	9.07	11	0.2	$92	*	*
2007	19.63	11.81	24	0.2	$159	*	*
2008	-38.53	-38.44	215	0.7	$132	1.00	$13,190
2009	28.19	37.21	299	0.7	$538	1.58	$34,065
2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Supplemental Performance
Annualized Returns (as of June 30, 2011)

PNC
Capital
Advisors,
LLC Large
Cap
	Growth	Russell
	Advantage	1000
	Equity	Growth
	Composite	Index

1 Year	[ ] %	[ ] %
5 Year	[ ] %	[ ] %
Since Inception**	[ ] %	[ ] %

*	The Large Cap Core/Growth Equity Investment Management Team was not a part of PNC Capital Advisors, Inc. (predecessor to PNC Capital Advisors, LLC) prior to February 11, 2008.

**	Inception Date: January 31, 2004
Notes:
Past performance is no guarantee of future results.
The composite performance for the Large Cap Growth Advantage Equity style shown is the investment performance of the Adviser. The Adviser has prepared and presented this performance in compliance with GIPS®.

66

Performance shown is for a composite of accounts using the Large Cap Growth Advantage Equity Composite (“Growth Composite”), a large-cap U.S. model portfolio. The Growth Composite contains fully discretionary actively managed growth equity accounts. For comparison purposes the Growth Composite is measured against the Russell 1000 Growth Index. The minimum account size for the Adviser for this composite is $100,000. Prior to December 31, 2007, the Growth Composite was named the PNC Advantage Growth PortfolioSM and the minimum account size was $800,000.
The Adviser provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies.
For GIPS® purposes, the Adviser includes:
1) Certain assets under management of PNC Bank that were previously attributed to the assets of MSD&T and its subsidiary, Mercantile Capital Advisors, Inc. (now the Adviser). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, the Adviser became a subsidiary of PNC Bank. The Adviser commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.
2) Assets under management of PNC MIG, formerly a part of PNC Bank, now a business unit of the Adviser.
3) Certain assets of PNC IIG, a part of PNC Bank. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to the Adviser effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under the Adviser. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. The Adviser claims compliance with GIPS®. The Adviser maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with the Adviser. Past performance is not indicative of future results.
The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Growth Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.
Performance which may accompany this report prior to February 11, 2008 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at the Adviser. The Adviser maintains or has access to the records supporting this performance and will provide these records upon request.
PNC IIG’s compliance with GIPS® standards was verified for the period from January 1, 1993 through December 31, 2007 by an independent firm. In addition, a performance examination was conducted on the Growth Composite for the period February 1, 2004 through December 31, 2007 by an independent firm.
The dispersion of annual return for the Growth Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.
This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology which may produce different results.
Portfolio Management Teams
References to the “Adviser” in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.

67

Balanced Allocation Fund

Name	Business experience
Andrew D. Harding Chief Investment Officer, Fixed Income Years with the Adviser: 11 Industry Experience: 30 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 14 years	Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 16 Industry experience: 20 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Vallecillo has been with the Adviser since 1996.

Gordon A. Johnson Managing Director Years with the Adviser: 7 Industry experience: 26 years	Mr. Johnson is responsible for portfolio management and equity research for the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 9 Industry experience: 24 years	Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1997.
International Equity Fund

Name	Business experience
Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for the day-to-day management of the International Growth Component of the International Equity Fund. Mr. Schulz has been with the Adviser since 1997.

Ralph R. Layman, CFA President and Chief Investment Officer — Public Equities, GEAM Years with GEAM: 20 Industry experience: 32 years	Mr. Layman is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Layman joined GEAM in 1991.

68

Name	Business experience
Brian Hopkinson, AIA Senior Vice President, GEAM Years with GEAM: 15 Industry experience: 33 years	Mr. Hopkinson is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Hopkinson joined GEAM in 1996.

Michael J. Solecki, CFA Co-Chief Investment Officer and Portfolio Manager, GEAM Years with GEAM: 21 Industry experience: 24 years	Mr. Solecki is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Solecki joined GEAM in 1990.

Jonathan L. Passmore Senior Vice President and Portfolio Manager, GEAM Years with GEAM: 10 Industry experience: 36 years	Mr. Passmore is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Passmore joined GEAM in 2001.

Paul Nestro, CFA Senior Vice President and Portfolio Manager, GEAM Years with GEAM: 18 Industry experience: 18 years	Mr. Nestro is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Nestro joined GEAM in 1993.

Bernard R. Horn, Jr. President and Chief Investment Officer, Polaris Years with Polaris: 16 Industry experience: 31 years	Mr. Horn is responsible for the day-to-day management of the International Value Component of the International Equity Fund. Mr. Horn founded Polaris, sub-adviser of the Fund, in 1995.

Sumanta Biswas, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 9 Industry experience: 15 years	Mr. Biswas is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Biswas joined Polaris in 2002.
Large Cap Core Equity Fund and Large Cap Growth Fund

Name	Business experience
Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 9 Industry experience: 24 years	Lead Portfolio Manager responsible for directing the quantitative efforts of the Large Core/Growth Equity Investment Management Team and overseeing the research group.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Mark W. Batty, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 8 Industry experience: 21 years	Co-directs the Large Core/Growth Equity Analyst team and provides research coverage on the Financial Services sector.

Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors.

Ruairi O’Neill, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 13 Industry experience: 16 years	Co-directs the Large Core/Growth Equity Analyst team and provides research coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care Services industries.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing, at the company’s international offices in Dublin, Ireland.

69

Large Cap Value Fund

Name	Business experience
Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 14 years	Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund.

Prior to joining the Adviser in 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston. He had been with Volaris since 2000.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 16 Industry experience: 20 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.
Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund and Multi-Factor Small Cap Value Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 6 Industry experience: 17 years	Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. (“HIM”). Mr. Patel had been with HIM since 1998.

Paul Kleinaitis, CFA Senior Portfolio Manager Years with the Adviser: 6 Industry experience: 24 years	Mr. Kleinaitis is responsible for portfolio management and investment research.

Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager for HIM. Mr. Kleinaitis had been with HIM since 1999.
Mid Cap Value Fund

Name	Business experience
Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry Experience: 14 years	Mr. Johnson is Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund and Mid Cap Value Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 15 Industry experience: 20 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.

70

S&P 500 Index Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 6 Industry experience: 17 years	Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at HIM. Mr. Patel had been with HIM since 1998.

Chen Chen, PhD Senior Analyst Years with the Adviser: 6 Industry experience: 6 years	Ms. Chen is responsible for quantitative research, index strategy research, and structured equity research.

Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the University of Illinois at Chicago pursuing a doctorate in Business Statistics. Ms. Chen earned her doctorate in September 2005.
Small Cap Fund

Name	Business experience
Gordon A. Johnson Managing Director and Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 27 years	Mr. Johnson has overall responsibility for the team’s investment operations.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

M. Jed Ellerbroek, Jr., CFA Analyst Years with the Adviser: 3 Industry experience: 6 years	Mr. Ellerbroek is responsible for providing security analysis and idea generation to the portfolio management process for the Small Cap Fund.

Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

James E. Mineman Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 17 years	Mr. Mineman is responsible for coordinating the equity research process along with security analysis for the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Peter A. Roy, CFA Senior Analyst Years with the Adviser: 7 Industry experience: 11 years	Mr. Roy is responsible for providing security analysis and idea generation to the portfolio management process for the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 2003. Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.

Lisa A. Teter Senior Analyst Years with the Adviser: 7 Industry experience: 17 years	Ms. Teter is responsible for portfolio management and trading along with security analysis and idea generation to the portfolio management process for the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

71

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is described in the Statement of Additional Information.
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES
This section tells you how to purchase, exchange and redeem Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.
Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments.
     Class A Shares

•	Front-end sales charge (see page [__] for information about reduced or waived front-end sales charges)

•	Contingent deferred sales charge on certain purchases of $1 million or more (back-end sales charge if you redeem within 18 months of initial purchase)

•	12b-1 fees up to 0.10% of net assets

•	Shareholder servicing fees up to 0.25% of net assets

•	$1,000 minimum initial investment — no subsequent minimum investment

•	Does not convert to any other share class

•	$50 minimum monthly investment through Planned Investment Program

Class A Shares are for individuals, corporate investors and retirement plans.
     Class C Shares:
•	No front-end sales charge

•	Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)

•	12b-1 fees up to 0.75% of net assets

•	Shareholder servicing fees up to 0.25% of net assets

•	$1,000 minimum initial investment — no subsequent minimum investment

•	Does not convert to any other share class

•	$50 minimum monthly investment through Planned Investment Program
Class C Shares are for individuals, corporate investors and retirement plans.
For investors purchasing Class A or Class C Shares through a Planned Investment Program, the minimum initial investment is $50. See “Planned Investment Program” on page [__]. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).
The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services, including 12b-1 fees. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.
The Adviser will monitor each Fund’s asset size and, subject to approval by PNC Funds’ Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund’s strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

72

How to Purchase and Exchange Fund Shares

	New Account Set Up	Adding to an Existing Account
Online pncfunds.com
•     Visit our site and click on “Account Access” to submit an online application. Or log on to our on-line Forms Center to print an application and mail to the address below.

•     Unless you arrange to pay by wire or Automated Clearing House (“ACH”), write your check, payable in U.S. dollars, to “PNC Funds (Fund name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•     You may place your purchase order on our website using your established banking instructions for payment. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Mail
•      Complete and sign an application. Applications may be requested by calling 1-800-622-FUND (3863) and are also available at pncfunds.com.

•     Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•     Mail the completed and signed account application and your check to:

           PNC Funds
           c/o BNY Mellon Investment
           Servicing (US) Inc.
           P.O. Box 9795
           Providence, RI 02940-9795

           Overnight delivery to:

           PNC Funds
           c/o BNY Mellon Investment
           Servicing (US) Inc.
           4400 Computer Drive
Westborough, MA 01581-1722
•     Provide purchase instructions with the fund name, share class, your account number and account registration information.

•     Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•     Mail the instructions and the check to one of the two mailing addresses provided.

73

	New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer
•     Call Investor Services at 1-800-622-FUND (3863) to set up an account number and to receive a wire control number to be included in the body of the wire.

•     Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.

•     Wiring instructions are as follows:

Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment
Servicing (US) Inc.
as agent for PNC Funds
Further Credit: Beneficiary Name
Beneficiary Fund/Account Number

•     Complete and sign the account application and mail to:

          PNC Funds
          c/o BNY Mellon Investment
           Servicing (US) Inc.
          P.O. Box 9795
Providence, RI 02940-9795
•     If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-622-FUND (3863) to purchase additional shares.

•     If your bank account information is on file, you can request purchases through federal funds wire or electronic transfer through the ACH.

•     To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.

Overnight delivery to:

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

Planned Investment Program (systematic investing)
•     With a $50 minimum initial investment, you may purchase Class A or Class C Shares automatically through regular deductions from your regular checking or savings bank account in amounts of at least $50 per month per account.

•     You may arrange for participation in this program when a new account is established.

•     With current bank account information on your account, participation in the program can be arranged via the Internet or by calling 1-800-622-FUND (3863).

•     For existing accounts, without bank account information, participation can be arranged by completing an Account Maintenance Form with banking information. This form must include a signature guarantee by a bank or other financial institution.

By Exchange
•     You may exchange your shares of a Fund for the same class of shares of another PNC Fund.

•     Call with your account name, number, and amount of exchange into an existing account (minimum amount is $1,000).

•     You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.

•     If you previously selected the telephone exchange option for your account, call our Investor Services at 1-800-622-FUND (3863) to exchange your shares.

•     To authorize exchanges to your account, please complete an Account Maintenance Form or call Investor Services.

74

Systematic Exchange Program
•	You may exchange shares of a PNC Fund for any other PNC Fund of the same class automatically, at periodic intervals. If you would like to enter a program concerning Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.
•	Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.
•	You may arrange for participation in this program via the Internet at pncfunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.
Financial Intermediary
•	Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of PNC Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Funds’ transfer agent on time.

•	PNC Funds may authorize certain financial intermediaries to receive, on behalf of PNC Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund’s net asset value (“NAV”) per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

•	Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.

Note: If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
How We Calculate NAV
NAV for one Fund share is the value of that share’s portion of the assets of the Fund less liabilities and class expenses.
In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund’s cash are valued on the basis of amortized cost. Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Funds.

75

If market prices are not readily available, including when quoted prices are considered to be unreliable by the Adviser, fair value prices will be determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a “thin” market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each Business Day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.
Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the Business Day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in PNC Funds are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.
The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.
General Information Regarding Purchases
You may purchase shares on any day that the NYSE is open for business (“Business Day”). Shares cannot be purchased by wire transactions on days when banks are closed.
PNC Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.
The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day’s NAV is 4:00 p.m. Eastern time.
Certain shareholders may also purchase shares of the money market funds of PNC Advantage Funds (together with the PNC Funds, the “Fund Complex”), investment portfolios of another registered investment company for whom the Adviser provides investment advisory services. The PNC Advantage Funds’ minimum initial investment is $3 million. There is no minimum subsequent investment. The PNC Advantage Funds, at their discretion, may reduce the minimum initial investment for specific shareholders whose aggregate relationship with the Fund Complex is substantially equivalent to the $3 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the PNC Advantage Funds, adequate intent and availability of assets to reach a future level of investment of $3 million in the Fund Complex. Please see the PNC Advantage Funds prospectus for more information.

76

General Information Regarding Exchanges
You may exchange your shares of a Fund for the same class of shares of another PNC Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.
•	Class A Shares

You may exchange Class A Shares of any PNC Fund for Class A Shares of any other PNC Fund. If you exchange shares that you purchased without a sales charge into an PNC Fund with a sales charge, that exchange is subject to the sales charge applicable to the new Fund. If you exchange shares into a PNC Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

•	Class C Shares

You may exchange Class C Shares of any PNC Fund for Class C Shares of any other PNC Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
Sales Charges
Front-End Sales Charges — Class A Shares
The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:
International Equity, Large Cap Core Equity, Large Cap Growth, Large Cap Value, Mid Cap Value, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, and Small Cap Funds

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $25,000	5.50	5.82	5.00
$25,000 but less than $50,000	5.25	5.54	4.75
$50,000 but less than $100,000	4.75	4.99	4.25
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	3.00	3.09	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 or more*	—	—	—

77

Balanced Allocation Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $50,000	4.75	4.99	4.25
$50,000 but less than $100,000	4.00	4.17	3.50
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 or more*	—	—	—
S&P 500 Index Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 but less than $500,000	1.50	1.52	1.00
$500,000 but less than $1,000,000	1.00	1.01	0.50
$1,000,000 or more*	—	—	—

*	There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed 1.00% of the amount invested. For each Fund other than the S&P 500 Index Fund, if you redeem the shares within 18 months after the purchase date, a contingent deferred sales charge of 1.00% will be assessed against your account. Please see “Contingent Deferred Sales Charges” on page [__] for additional information.

Reduced Sales Charges — Class A Shares
Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. PNC Funds will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:
(i)	your account;

(ii)	your spouse’s account;

(iii)	a joint account with your spouse; or

(iv)	your minor children’s trust or custodial accounts.
A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. PNC Funds will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide PNC Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children’s ages). Accounts to be aggregated include investment accounts held at different broker-dealers and retirement accounts. PNC Funds may amend or terminate this right of accumulation at any time.

78

Combined Purchases. You may qualify for a reduced sales charge if you are purchasing shares of the Funds. When calculating the appropriate sales charge rate, PNC Funds will combine same day purchases of Class A Shares of the Funds (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker-dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, as described below. You must notify PNC Funds of the purchases that qualify for this discount at the time of purchase. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the Fund or your financial intermediary of the existence of other accounts that you have with an intermediary in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be asked to provide information or records, including account statements, regarding shares of PNC Funds held in:
•	all of your accounts at PNC Funds or a financial intermediary;

•	any of your accounts at another financial intermediary; and

•	accounts of parties related to you, such as your spouse or minor children (under age 21), at any financial intermediary.
Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. PNC Funds will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send PNC Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
The Letter authorizes PNC Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, PNC Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).
For more information on reduced sales charges, please visit PNC Funds’ website at pncfunds.com or consult your broker or financial intermediary. The website includes information on sales charges, free of charge and in a clear and prominent format.
Waiver of Front-End Sales Charge — Class A Shares
The front-end sales charge will be waived on Class A Shares purchased:
•	by Trustees and officers of PNC Funds and their immediate families (spouse, parents, siblings, children and grandchildren);

•	by directors and retired directors of The PNC Financial Services Group, Inc. (PNC) or any of its affiliates and their immediate families, employees and retired employees of PNC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of PNC or any of its affiliates;

•	by officers, directors, employees and retirees of the Sub-Advisers, co-administrators, transfer agent, distributor and custodian and members of their immediate families;

•	by direct transfer or rollover from a qualified plan for which affiliates of PNC serve as trustee or agent (or certain institutions having relationships with affiliates of PNC);

•	by investors purchasing through payroll deduction or investors investing through “one stop” networks;

•	by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients; and

•	through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.™ Check with your broker-dealer to see if you qualify for this exemption.

79

Repurchase of Class A Shares
You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, PNC Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify PNC Funds when you send in your purchase order that you are repurchasing shares and would like to exercise this option.
Contingent Deferred Sales Charges
If you redeem your Class A Shares (for all Equity Funds other than the S&P 500 Index Fund) purchased in the amount of $1,000,000 or more, without a sales charge, within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00%. No contingent deferred sales charge will be charged if you redeem Class A Shares of the S&P 500 Index Fund purchased without a sales charge in the amount of $1,000,000 or more.
You do not pay a sales charge when you purchase Class C Shares. The offering price of Class C Shares is simply the next calculated NAV. If you redeem your Class C Shares within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00% on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request.
The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges for the same Class of Shares of another PNC Fund. There is no conversion feature for Class C Shares.
When an investor redeems shares, they are redeemed first from those shares that are not subject to the contingent deferred sales charge (i.e., shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the shares that have been held the longest.
The contingent deferred sales charge will be waived if you redeem your Class C Shares for the following reasons:
•	redemptions following the death or disability of a shareholder;

•	redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

•	minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

•	redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

•	redemptions by a settlor of a living trust;

•	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size;

•	return of excess contributions;

•	redemptions following the death or disability of both shareholders in the case of joint accounts;

•	exchange of Class C Shares of a PNC Fund for Class C Shares of another PNC Fund;

•	distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

•	exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

•	redemptions by participants in a qualified plan who transfer funds from a PNC Fund to a non-PNC Fund available through the plan.

80

General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. On purchases of Class A Shares (for all Equity Funds other than the S&P 500 Index Fund) of $1,000,000 or more, a payment may be made to the selected dealer in an amount not to exceed 1.00% of the amount invested. When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.
From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
How to Redeem Your Fund Shares
Shareholders may redeem shares by following the procedures described below.

Online	pncfunds.com

The minimum amount for Internet redemptions is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize a Systematic Withdrawal Plan, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Telephone	1-800-622-FUND (3863)
Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder’s address or bank account on record.

By Mail	Provide redemption instructions with your name, fund name, share class, your account number and the amount you would like to sell in dollars or shares. These instructions must be signed by each owner of the account or authorized signatory.

Mail the instructions to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

Systematic Withdrawal Plan	If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the annual amounts withdrawn do not exceed 10% of the account. The proceeds of each withdrawal will be mailed to you by check or via electronic transfer to your bank checking or savings account. Participation in this program can be arranged when completing an account application or an Account Maintenance Form, available on pncfunds.com, or by calling 1-800-622-FUND (3863).

81

Online	pncfunds.com

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.
Signature Guarantee
The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund’s.
We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.
To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.
Receiving Your Money
If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to redeem $100,000 or more of your shares, please notify PNC Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see “Signature Guarantee” above).
Redemption requests will be processed at the next NAV determined, after the Fund receives your request in good order, less any applicable deferred sales charge. Good order means that complete information is provided about your sale request. See “Contingent Deferred Sales Charges” for information concerning the application of contingent deferred sales charges.
Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. PNC Funds does not charge a fee to wire your funds; however, your institution may charge a fee.
If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase). If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.
Redemptions in Kind
We generally pay redemption proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemptions in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.
Involuntary Sale of Your Shares
If your account balance drops below $1,000, you may be required to redeem your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.
Suspension of Your Right to Redeem Your Shares
PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:
(a)	trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)	the NYSE is closed for reasons other than customary weekend and holiday closings;

82

(c)	the SEC has by order permitted the Fund’s suspension; or

(d)	an emergency exists, as determined by the SEC, as a result of which: (i) disposal by PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for PNC Funds to determine the fair market value of its net assets.
Telephone and Internet Transactions
Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Funds’ transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds’ transfer agent over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Funds’ transfer agent has followed reasonable procedures to confirm the authenticity of instructions.
Customer Identification Program
Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.
Limitations on Purchases, Exchanges and Redemptions
PNC Funds’ Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund’s market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.
There is no guarantee that PNC Funds or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of PNC Funds and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.
Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund’s portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds’ portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated (“time-zone arbitrage”). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.
General Trading Limits: Fund shareholders are limited to no more than one “round trip” transaction — a fund purchase followed shortly by a corresponding sale (redemption or exchange) — during a 60-day period. If more than one “round trip” transaction occurs in an account, there must be at least 60 calendar days between the initiation of each transaction.
PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.
If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:
•	Reject a purchase or exchange order

•	Delay payment of immediate cash redemption proceeds for up to seven calendar days

83

•	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges or “round trips”)

•	Limit the amount of any exchange
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
Each Fund has adopted separate distribution plans with respect to Class A Shares and Class C Shares, pursuant to Rule 12b-1 under the 1940 Act, that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. The Board of Trustees has approved a contractual commitment whereby actual distribution fees for Class A Shares are limited to no more than: (i) 0.005% with respect to the S&P 500 Index Fund; (ii) 0.04% with respect to the Balanced Allocation and Multi-Factor Small Cap Value Funds; (iii) 0.03% with respect to the Multi-Factor Small Cap Growth, Multi-Factor Small Cap Core, and Large Cap Core Equity Funds; and (iv) 0.05% with respect to each other Equity Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.
Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75% for each Fund offered in this prospectus.
Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares and Class C Shares for these shareholder services.
The Funds’ underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the underwriter from any sales charge it receives or from any other source available to it. Under any such program, the underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS
Dividends from net investment income are declared and paid as follows:

Fund Name
Balanced Allocation	Quarterly

International Equity	Annually

Large Cap Core Equity	Quarterly

Large Cap Growth	Annually

Large Cap Value	Quarterly

Mid Cap Value	Annually

Multi-Factor Small Cap Core	Annually

Multi-Factor Small Cap Growth	Annually

Multi-Factor Small Cap Value	Annually

S&P 500 Index	Quarterly

Small Cap	Annually
Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive a distribution. You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at pncfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.
The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to

84

investors who are United States citizens or residents. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Fund Distributions
Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in the following January are taxable as if they were paid on December 31.
Distributions of investment income and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you at ordinary income rates. Distributions attributable to the net capital gain of a Fund (“capital gain dividends”) will generally be taxable to you as long-term capital gain, regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, the maximum federal income tax long-term capital gain rate applicable to individuals is 15%. However, unless Congress extends this rate reduction (and whether it will do so is currently unclear), a sunset provision provides that the maximum long-term capital gain rate will increase to 20% for taxable years beginning on or after January 1, 2011. You will be notified annually of the tax status of distributions paid to you.
For taxable years beginning before January 1, 2011, Fund distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will generally be taxable to you at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Certain investment activities, such as a Fund’s securities lending activities, if any, high portfolio turnover, or investments in debt securities or “non-qualified” foreign corporations will result in a lesser amount of the Fund’s distributions qualifying for this favorable tax treatment than if the Fund had not conducted such activities. See the Statement of Additional Information for a description of the requirements necessary for this favorable tax treatment to apply.
A portion of the Funds’ dividends paid to corporate shareholders may be eligible for the dividends-received deduction. Certain investment activities, such as a Fund’s securities lending activities, if any, high portfolio turnover rate, or investments in debt securities or foreign corporations will result in a smaller portion of the Fund’s distributions qualifying for dividends-received deduction than if the Fund had not conducted such activities. No substantial portion of the distributions from the International Equity Fund will be eligible for the dividends-received deduction.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. However, you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This tax result is known as “buying into a dividend.”
Redemptions or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange, or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, all or a portion of any loss realized on a disposition of shares of a Fund will be disallowed under the “wash sale” rules if other shares of the same Fund are purchased within 30 days before or after the disposition, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.

85

IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan, will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.
Foreign Taxes Incurred by the PNC International Equity Fund
It is expected that the PNC International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The PNC International Equity Fund may make an election to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least a minimum period specified by the applicable tax rules. See the Statement of Additional Information for additional requirements to obtain such credits.
Backup Withholding
A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon redemption of Fund shares payable to shareholders who fail to provide to the Fund a correct tax identification number in the manner required, who have under-reported dividend or interest income, or who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
U.S. Federal Tax Treatment of Foreign Shareholders
All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences of an investment in a Fund.
State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
More information about taxes is in the Statement of Additional Information.

86

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Class A Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s or share class’ operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
The financial highlights have been audited by [ ], Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the annual report dated May 31, 2011 and are incorporated by reference into the Statement of Additional Information.
You can obtain the Funds’ annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).
[FINANCIAL PRINTER TO INSERT FINANCIAL HIGHLIGHTS AFTER AUDIT]

87

Investment Adviser
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Underwriter
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199-3600

BOARD OF TRUSTEES

John G. Drosdick
Chairman and Nominating Committee Chairman Retired Chairman, CEO Sunoco, Inc.
Director:
United States Steel Corporation
H.J. Heinz Company

Dorothy A. Berry
President, Talon Industries, Inc.
Chairman and Director:
Professionally Managed Portfolios

Richard W. Furst
Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky
Director:
Central Bank & Trust Co.
Central Bancshares

Dale C. LaPorte
Legal Compliance Committee Chairman Retired Senior Vice President and General Counsel, Invacare Corporation Director:
Invacare Corporation

L.White Matthews III
Audit Committee Chairman
Retired; Chairman and Director Ceridian Corporation Chairman and Director:
Constar International Inc.
Director:
Matrixx Initiatives, Inc.
Imation Corp.

Edward D. Miller, M.D.
Dean and Chief Executive Officer, Johns
Hopkins Medicine
Director:
Care Fusion

PNC Funds Trustees also serve as Trustees of PNC Advantage Funds and Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for
Statement of Additional Information (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Funds and is available, free of charge, on the Funds’ website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
The Annual and Semi-Annual reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds’ website.
To Obtain More Information:
By Internet:
pncfunds.com
By Telephone:
Call 1-800-622-FUND (3863)
By Mail:
[PNC Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795]
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
PNC Funds’ Investment Company Act
registration number is 811-4416

PNC FUNDS
PROSPECTUS
CLASS I SHARES
OCTOBER 1, 2011
EQUITY FUNDS
Balanced Allocation Fund (PBLIX)
International Equity Fund (PIUIX)
Large Cap Core Equity Fund (PLEIX)
Large Cap Growth Fund (PEWIX)
Large Cap Value Fund (PLIVX)
Mid Cap Value Fund (PMVIX)
Multi-Factor Small Cap Core Fund (PLOIX)
Multi-Factor Small Cap Growth Fund (PLTIX)
Multi-Factor Small Cap Value Fund (PMUIX)
S&P 500 Index Fund (PSXIX)
Small Cap Fund (formerly Small Cap Core Fund) (PPCIX)
If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 1-800-622-FUND (3863).
Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission
has not approved or disapproved these securities
or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER
PNC CAPITAL ADVISORS, LLC

2

PNC BALANCED ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Acquired Fund Fees and Expenses[1]	[ ] %
Total Annual Fund Operating Expenses[2]	[ ] %
Fee Waiver and Expense Reimbursement[3]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	[ ] %

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[2]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed [1.00]%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below.. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	[ ]	[ ]	[ ]	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC Capital Advisors, LLC’s (the “Adviser”) assessment of market conditions.
The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities, and high-yield bonds, and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least $100 million. The Fund uses a blended style.
The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund’s fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Allocation Risk. The Fund’s performance could be hurt if the Adviser’s asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser’s asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the

2

Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
High-Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

3

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of broad measures of market performance, including the S&P 500® Index, the Barclays Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays Aggregate Bond Index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

-6.85%	-13.69%	22.26%	7.66%	5.68%	12.15%	7.90%	-27.24%	18.95%	[ ]

Best Quarter	[ ]	%	[ ]
Worst Quarter	[ ]	%	[ ]
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was — [      ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of
		Taxable Fixed Income

Edward A. Johnson, CFA	7	Portfolio Manager

Gordon A. Johnson	7	Managing Director

Michael E. Santelli, CFA,CPA	[ ]	Managing Director

Alex L. Vallecillo, CFA	[ ]	Senior Portfolio Manager

Douglas Roman, CFA, CMT	2	Director of Equity Management

Martin C. Schulz, J.D.	13	Managing Director
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

5

PNC INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Acquired Fund Fees and Expenses[1]	[ ] %
Total Annual Fund Operating Expenses[2]	[ ] %

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	[ ]	[ ]	[ ]

6

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE Index”)) or economies to no more than 25% of the Fund’s total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.
The Fund’s investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.
The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.
PNC Capital Advisors, LLC (the “Adviser”) has delegated to Polaris Capital Management, LLC (“Polaris” or the “Sub-Adviser”) and GE Asset Management Incorporated (“GEAM” or the “Sub-Adviser”) the responsibility for providing portfolio management services to a portion of the Fund’s assets. The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”), value strategy (“International Value Component”) and a core strategy (“International Core Component”). The Adviser manages the International Growth Component. Polaris and GEAM furnish investment advisory services to the International Value Component and International Core Component, respectively. The Adviser monitors the performance of Polaris and GEAM and, at any point, the Adviser could change the allocation of the Fund’s assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Country Risk. Investment in a particular country of 25% or more of the Fund’s total assets will make the Fund’s performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

7

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

-25.42%	-18.86%	33.21%	16.76%	11.25%	28.98%	12.83%	-46.97%	44.44%	?

Best Quarter	[ ]	%	[ ]
Worst Quarter	[ ]	%	[ ]
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [      ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

8

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund. Polaris and GEAM serve as sub-advisers to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adviser
Martin C. Schulz, J.D	13	Managing Director
Polaris
Bernard R. Horn, Jr.	6	President and Chief Investment Officer

Sumanta Biswas, CFA	6	Assistant Portfolio Manager

GEAM
Ralph R. Layman, CFA	2	President and Chief Investment Officer — Public Equities

Brian Hopkinson, AIA	2	Senior Vice President

Paul Nestro, CFA	2	Senior Vice President

Jonathan L. Passmore	2	Senior Vice President

Michael J. Solecki, CFA	2	Co-Chief Investment Officer
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

9

PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Total Annual Fund Operating Expenses[1]	[ ] %
Fee Waiver and Expense Reimbursement[2]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	[ ] %

[1]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed [0.94]%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

10

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities. PNC Capital Advisors, LLC (the “Adviser”) employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

11

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

-14.25%	-20.23%	27.06%	7.50%	6.34%	10.07%	6.62%	-41.79%	27.22%	?

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [      ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Douglas Roman, CFA, CMT	2	Director of Equity Management
Mark W. Batty, CFA	2	Co-Portfolio Manager
Ruairi O’Neill, CFA	2	Co-Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

12

PNC LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Total Annual Fund Operating Expenses[1]	[ ] %
Fee Waiver and Expense Reimbursement[2]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	[ ] %

[1]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[2]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed [0.98]%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 202], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

13

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the “Adviser”) employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.
PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of our an investment in the Fund.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

-16.31%	-28.17%	20.10%	3.71%	5.64%	7.61%	11.61%	-42.86%	24.52%	?

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)

14

The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Douglas Roman, CFA, CMT	2	Managing Director
Mark W. Batty, CFA	2	Senior Equity Analyst
Ruairi O’Neill, CFA	2	Senior Equity Analyst
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

15

PNC LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Total Annual Fund Operating Expenses[1]	[ ] %

[1]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

16

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology.
PRINCIPAL RISKS
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of our an investment in the Fund.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

-3.79%	-15.04%	27.18%	13.32%	9.96%	21.02%	1.93%	-36.23%	18.36%	?

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.

17

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Years as Fund
Name	Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	[ ]	Managing Director
Alex L. Vallecillo, CFA	[ ]	Senior Portfolio Manager
Edward A. Johnson, CFA	7	Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

18

PNC MID CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ] %
Total Annual Fund Operating Expenses[2]	[ ] %

[1]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

19

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between $750 million and $20 billion. PNC Capital Advisors, LLC (the “Adviser”) generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company’s intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, midcap company stocks be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010
34.79%	21.47%	15.44%	20.55%	0.79%	-39.68%	32.66%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)

20

The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [      ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(7/1/02)

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	15	Managing Director
Alex L. Vallecillo, CFA	15	Senior Portfolio Manager
Edward A. Johnson, CFA	[ ]	Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [      ] of this prospectus.

21

PNC MULTI-FACTOR SMALL CAP CORE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Total Annual Fund Operating Expenses	[ ] %
Fee Waiver and Expense Reimbursement[1]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	[ ] %

[1]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.95%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

22

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, PNC Capital Advisors, LLC (the “Adviser”) assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. The Adviser assesses a company’s prospects by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

23

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2006	2007	2008	2009	2010

16.37%	-2.34%	-36.08%	17.45%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		(9/30/05)

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (since inception 9/30/05)	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

24

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Paul Kleinaitis, CFA	6	Senior Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

25

PNC MULTI-FACTOR SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Total Annual Fund Operating Expenses[1]	[ ] %
Fee Waiver and Expense Reimbursement[2]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	[ ] %

[1]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[2]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.95%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

26

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth Index. Using an analytical process together with fundamental research methods, PNC Capital Advisors, LLC (the “Adviser”) assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company’s prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

27

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2006	2007	2008	2009	2010

7.53%	10.63%	-36.95%	16.26%	[	]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [      ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		(9/30/05)

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) (since inception 9/30/05)	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

28

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Paul Kleinaitis, CFA	6	Senior Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

29

PNC MULTI-FACTOR SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%

Distribution (12b-1) Fees	None

Other Expenses	[ ] %

Total Annual Fund Operating Expenses[1]	[ ] %

Fee Waiver and Expense Reimbursement[2]	[ ] %

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	[ ] %

[1]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[2]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 1.25%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

30

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value Index. Using an analytical process together with fundamental research methods to implement a “value” approach, PNC Capital Advisors, LLC (the “Adviser”) assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company’s valuation and prospects by reviewing and analyzing investment candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s investment objective.
Under normal circumstances, at the Fund invests least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

31

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs or by calling 1-800-622-FUND (3863).
Performance information prior to November 30, 2005 represents performance of the Allegiant Small Cap Value Fund, which on that date changed its investment objective, principal investment strategies and name to the Allegiant Multi-Factor Small Cap Value Fund. On February 8, 2010, the Allegiant Multi-Factor Small Cap Value Fund changed its name to the PNC Multi-Factor Small Cap Value Fund.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
17.32%	-10.56%	38.98%	21.62%	-1.16%	13.30%	-13.27%	-29.36%	9.57%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was —[ ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

32

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Paul Kleinaitis, CFA	6	Senior Portfolio Manager
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

33

PNC S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%

Distribution (12b-1) Fees	None

Other Expenses	[ ] %

Total Annual Fund Operating Expenses[1]	[ ] %

1 Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

34

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund’s assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. PNC Capital Advisors, LLC (the “Adviser”) does not generally “manage” the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund’s assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index.. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund’s net assets. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Tracking Error Risk. The S&P 500 Index Fund’s ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500 Index, changes in the number of shares issued by the companies represented in the S&P 500 Index, as well as on the level of the Fund’s expenses.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs or by calling 1-800-622-FUND (3863).

35

Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-12.22%	-22.33%	28.05%	10.65%	4.51%	15.45%	5.26%	-37.18%	26.41%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [ ] %.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund. For more information on the Adviser, please see the “Investment Adviser, Sub-Advisers and Investment Teams” section of this prospectus.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Hitesh C. Patel, PhD	6	Managing Director
Chen Chen, PhD	6	Senior Analyst
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

36

PNC SMALL CAP FUND (formerly, PNC Small Cap Core Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%

Distribution (12b-1) Fees	None

Other Expenses[1]	[ ] %

Total Annual Fund Operating Expenses[2]	[ ] %

[1]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

37

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ] % of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between $100 million and $3 billion at time of purchase. The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
PNC Capital Advisors, LLC (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.
In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, and when market price equals or exceeds cash flow value “target,.” However, none of the sell characteristics are automatic.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.
Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.
Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I

[1]	CFROI is a registered trademark of CSFB Holt.

38

Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2005	2006	2007	2008	2009	2010
3.70%	11.45%	0.30%	-37.10%	28.57%	[ ]

Best Quarter	-[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(4/2/04)

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (since inception date 3/31/04)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Gordon A. Johnson	26	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	3	Analyst
James E. Mineman	17	Senior Portfolio Manager
Peter A. Roy, CFA	8	Senior Analyst
Lisa A. Teter	17	Senior Analyst
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

39

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) shares of the Funds by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.
By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the Funds, you should contact the Funds by phone at 1-800-622-FUND (3863).
By Mail: write to the Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments: There is no minimum investment amount.
Minimum Subsequent Investments: There is no minimum subsequent investment amount.
Tax Information
Each Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

40

DETAILS ABOUT THE FUNDS
More Information About Investment Objectives and Principal Investment Strategies
PNC Funds were formerly known as “Allegiant Funds.” Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser, with the assistance of GEAM and Polaris in the case of the PNC International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s and Sub-Advisers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
This section provides additional information about the principal investment strategies utilized by the Funds. For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments and money market instruments. These instruments would not ordinarily be consistent with a Fund’s principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund’s investment objective.
A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.
PNC Balanced Allocation Fund
The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities, and high-yield bonds, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging markets securities. The Fund may invest in the companies with stock market capitalizations of at least $100 million. The Fund uses a blended investment style.
The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of fixed income senior securities for current income. The dollar-weighted average maturity of the Fund’s fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. If a fixed income security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

41

PNC International Equity Fund
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-MSCI EAFE, as defined below) or economies to no more than 25% of the Fund’s total assets. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.
The Fund’s investments in equity securities may include common stocks, American Depositary Receipts (ADRs) or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.
The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.
The Adviser has delegated to Polaris and GEAM the responsibility for providing portfolio management services to a portion of the Fund’s assets. The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”), value strategy (“International Value Component”) and a core strategy (“International Core Component”). The Adviser manages the International Growth Component. Polaris and GEAM furnish investment advisory services to the International Value Component and International Core Component, respectively. The Adviser monitors the performance of Polaris and GEAM and, at any point, the Adviser could change the allocation of the Fund’s assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.
The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.
The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser’s disciplined, risk managed process combines top down country allocation with investments in high quality, growth-oriented stocks available at attractive relative valuations. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor volatility.
Polaris’ pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and

42

utilizes bottom-up analysis, anchored by its proprietary “Global Cost of Equity” model, to select between 50 and 75 stocks for inclusion in the Fund’s portfolio.
GEAM’s investment philosophy is to invest in companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates. GEAM employs a fundamental investment decision-making process that is disciplined and research driven with bottom-up stock selection. GEAM utilizes a multi-portfolio manager approach whereby each portfolio manager will manage a separate sleeve of the portion of the Fund’s portfolio that is assigned by the Adviser to GEAM. GEAM selects stocks to buy and sell by combining fundamental analysis with quantitative analysis that utilizes a proprietary ranking system.
PNC Large Cap Core Equity Fund
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may choose to hold a common stock even if the company’s market capitalization falls below the minimum market capitalization of $3 billion.
The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser’s quantitative analysis narrows the investment universe focusing on earnings growth, earnings surprise, price momentum, stability of earnings and valuation factors. Fundamental analysis is done to identify a reward risk (high and low target) for every security in the portfolio, with a focus on identifying opportunities for earnings upside potential. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
PNC Large Cap Growth Fund
The Fund primarily invests in a diversified portfolio of growth-oriented large cap equity securities. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may choose to hold a common stock even if the company’s market capitalization falls below the minimum market capitalization of $3 billion.
PNC Large Cap Value Fund
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. The Fund may choose to hold a common stock even if the company’s market capitalization falls below the minimum market capitalization of $3 billion.
PNC Mid Cap Value Fund
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between $750 million and $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The

43

Adviser generally sells securities upon market realization of a company’s intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the market capitalization range of $750 million to $20 billion..
PNC Multi-Factor Small Cap Core Fund
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current range of companies in the Russell 2000 Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. In selecting securities, the Adviser integrates both growth and valuation considerations. The Adviser focuses on companies that appear to have potential for above-average earnings, sales and asset value growth. Additionally, the Adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies. The Adviser assesses a company’s prospects by reviewing and analyzing investment candidates individually. The Fund may also invest in foreign stocks in keeping with the Fund’s objective. The Fund also utilizes an active trading approach.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes at time of purchase in stocks of small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of companies in the Russell 2000 Index or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index.
PNC Multi-Factor Small Cap Growth Fund
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current range of companies in the Russell 2000 Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company’s prospects for growth by reviewing and analyzing small cap companies individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (“IPOs”), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of companies in the Russell 2000 Growth Index or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth Index.

44

PNC Multi-Factor Small Cap Value Fund
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i) within the current range of companies in the Russell 2000 Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value Index. Using an analytical process together with fundamental research methods to implement a “value” approach, the Adviser assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company’s valuation and prospects by reviewing and analyzing investment candidates individually. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of companies in the Russell 2000 Value Index or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value Index.
PNC S&P 500 Index Fund
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund’s assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. The Adviser does not generally “manage” the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund’s assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund’s net assets. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. The Fund may purchase a security that is scheduled to be included in the S&P 500® Index prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500® Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the S&P 500® Index with the goal of adding small incremental performance relative to the S&P 500® Index. Stocks that are held in very small proportions in the S&P 500® Index may be excluded from the Fund or held short if they are expected to underperform.
PNC Small Cap Fund (formerly PNC Small Cap Core Fund)
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between $100 million and $3 billion at time of purchase. The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives. The Fund invests in a diversified portfolio of publicly traded small cap equity securities that may possess either value and growth characteristics. The Adviser’s investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI® provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company’s cash flow change is if the stock is overvalued.

[1]	CFROI is a registered trademark of CSFB Holt.

45

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, and when market price equals or exceeds cash flow value “target,.” However, none of the sell characteristics are automatic.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a common stock even if the company’s market capitalization grows beyond or falls below the current market capitalization range of $100 million to $3 billion, the current market capitalization range of companies in the Russell 2000 Index, or below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index.
Information on Additional Investment Policies
Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices.
See the Statement of Additional Information for more detail on the investment policies of the Funds.
Derivatives and Futures Contracts
In fulfilling the 80% investment requirement referred to above under “More Information About Investment Objectives and Principal Investment Strategies,” a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest.
Securities Lending
Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.
Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.
Repurchase Agreements
Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller’s debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.
Foreign Securities
Each Equity Fund may invest in foreign securities. The Balanced Allocation Fund and International Equity Fund invest in foreign securities as part of their principal investment strategies. The S&P 500 Index Fund will only invest in foreign securities if they are included in the S&P 500® Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies.
Cash Management
Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and PNC Advantage Funds, a separate investment company affiliated with PNC Funds.

46

More Information About Principal Risks
The Adviser and the Sub-Advisers evaluate the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.
The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
This section provides additional information about the principal risks of investing in the Funds.

47

											High					Multi-	Prepay-
	Active		Concentrat-				Emerging		Government	Growth	Yield	Interest			Mid Cap	National	ment/	Small	Tracking	Value
	Trading	Allocation	ion	Country	Credit	Derivatives	Market	Foreign	Securities	Investing	Bond	Rate	IPO	Market	Company	Companies	Extension	Companies	Error	Investing
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk
Equity Funds
Balanced Allocation Fund	X	X			X	X	X	X	X		X	X		X			X	X
International Equity Fund	X			X		X	X	X		X				X		X				X
Large Cap Core Equity Fund										X				X						X
Large Cap Growth Fund										X				X
Large Cap Value Fund														X						X
Mid Cap Value Fund								X						X	X					X
Multi-Factor Small Cap Core Fund	X		X					X		X			X	X				X		X
Multi-Factor Small Cap Growth Fund	X		X					X		X			X	X				X
Multi-Factor Small Cap Value Fund	X		X					X					X	X				X		X
S&P 500 Index Fund						X								X					X
Small Cap Fund								X		X				X				X		X

48

Active Trading Risk
If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund’s shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund’s shareholders.
Allocation Risk
The Fund is subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.
Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.
Country Risk
From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
Credit Risk
The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. A Fund’s investments in U.S. government securities is not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
Derivatives Risk
Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. Certain Funds may engage in a variety of transactions using “derivatives,” such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and to the extent that derivatives are used, a Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. If the Fund enters into a derivatives transaction as a substitute for taking a position in an underlying asset, the Fund is subject to the risk that the derivatives transaction may not provide a return that corresponds with the underlying investment.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
If a Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Emerging Market Risk
The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government

49

regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.
Foreign Risk
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
Investments in foreign securities denominated in foreign currencies involve additional risks, including:
•	The value of a Fund’s assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

•	A Fund may incur substantial costs in connection with conversions between various currencies;

•	A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

•	Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.
Investments in foreign securities may take the form of sponsored or unsponsored ADRs. ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs are traded in the United States. Prices of ADRs are quoted in U.S. dollars.
Government Securities Risk
Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.
Growth Investing Risk
Growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.
High-Yield Bond Risk.
Investments in high-yield, lower rated securities (“junk bonds”) involve greater risk than investments in investment grade securities. Such risks include:
•	A greater risk of price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.

50

•	The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•	A greater risk of default than investments in investment-grade securities due to the predominantly speculative nature of the issuer’s ability to make principal and interest payments.

•	Market prices for high-yield, lower rated securities may be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

•	The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

•	Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund’s interests.

Interest Rate Risk
The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.
IPO Risk
An IPO is a company’s first offering of stock to the public. IPOs involve the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Because the availability of securities listed in an IPO is normally limited, the Adviser may face conflicts of interest in allocating investment opportunities among the Fund and other accounts managed by the Adviser. The Adviser’s IPO allocation decisions may be more or less advantageous to the Fund.
Market Risk
Market risk is the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Each Fund is also subject to the risk that its primary market segment defined in the Fund’s Principal Investment Strategy may underperform other market segments or the markets as a whole.
Market Risk of Balanced Allocation Fund
The Fund invests directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see “Market Risk” above. The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Fund’s investments in convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund is also

51

subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income market or the fixed income or equity markets as a whole.
Mid Cap Company Risk
Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks be more volatile than those of larger companies.
Multi-National Companies Risk
A multi-national company is exposed to the risk that a host country will make political decisions that will prove to have adverse effects on the company’s profits and/or goals. Adverse political actions can range from very detrimental, such as widespread destruction due to revolution, to those of a more financial nature, such as the creation of laws that prevent the movement of capital. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.
Prepayment/Extension Risk
Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rates tend to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates.
The rate of prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Adviser may have anticipated. The market values of securities with longer maturities tend to be more volatile.
The Funds may invest in other fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.
Small Companies Risk
Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.
Tracking Error Risk
The S&P 500 Index Fund’s portfolio is managed by using the S&P 500® Index as a benchmark. Accordingly, the Fund attempts to replicate, before Fund expenses, the investment results of the S&P 500® Index. Tracking error is a measure of the deviation from the benchmark. The Fund’s ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, as well as on the level of the Fund’s expenses.
Value Investing Risk
Value stocks may fall out of favor with investors and underperform other asset types. The price of a company’s stock may take a long time to, or never, reach the level that the Adviser considers to be its intrinsic value.
Disclosure of Portfolio Holdings
Each Fund publishes on the Funds’ website (pncfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds’ website portfolio holdings information as of each month-end. Such publication is subject to a fifteen business day lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds’ website until the date on which a Fund files its next quarterly portfolio

52

holdings report with the SEC on Form N-CSR or Form N-Q. For more information on the Funds’ policies and procedures with respect to the disclosure of portfolio securities, see the Funds’ Statement of Additional Information, which is available, free of charge, on the Funds’ website (pncfunds.com).
INVESTMENT ADVISER, SUB-ADVISERS AND INVESTMENT TEAMS
PNC Capital Advisors, LLC (“PNC Capital” or the “Adviser”) is the investment adviser to the Funds and is located at Two Hopkins Plaza, Baltimore, MD 21201. As of June 30, 2011, the Adviser had approximately $[ ] billion in assets under management.
The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board of Trustees of PNC Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.
The table below shows the management fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund’s contractual management fee:

Management Fees Paid as a
Percentage of Average
	Net Assets for the Fiscal	Contractual
	Year Ended	Management Fee as a
Fund Name	May 31, 2011	Percentage of Net Assets
Balanced Allocation Fund	[ ]%	0.75%[1]
International Equity Fund	[ ]%	1.00%[2]
Large Cap Core Equity Fund	[ ]%	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over[1]
Large Cap Growth Fund	[ ]%	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over[1]
Large Cap Value Fund	[ ]%	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over
Mid Cap Value Fund	[ ]%	0.75%
Multi-Factor Small Cap Core Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over[1]

53

Management Fees Paid as a
Percentage of Average
	Net Assets for the Fiscal	Contractual
	Year Ended	Management Fee as a
Fund Name	May 31, 2011	Percentage of Net Assets
Multi-Factor Small Cap Growth Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over[1]
Multi-Factor Small Cap Value Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over[1]
S&P 500 Index Fund	[ ]%	0.15% of $0 to less than $50 million, 0.10% of $50million to less than $150 million, and 0.075% of $150million and over
Small Cap Fund	[ ]%	1.00% of $0 to less than $500 million, 0.95% of $500million to less than $1 billion, and 0.90% of $1billion and over

[1]	The Adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for certain Funds to the extent a Fund’s Total Annual Fund Operating Expenses exceed the amounts detailed below. This contractual waiver/expense reimbursement excludes certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Adviser will determine whether to renew, revise or discontinue it. After these waivers, “Total Annual Fund Operating Expenses”, including any acquired fund fees and expenses, would be:

					Multi-Factor	Multi-Factor
	Balanced	Large Cap	Large Cap	Multi-Factor	Small Cap	Small Cap
	Allocation	Core Equity	Growth	Small Cap Core	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
Management Fees	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %
Total Annual Fund Operating Expense	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %

[2]	From its advisory fee, the Adviser pays a sub-advisory fee to GEAM and Polaris based on the portion of assets of the Fund allocated to GEAM and Polaris as follows:

GEAM	Polaris
0.55% of the first $50 million of assets managed, 0.50% of assets managed between $50 million and $100 million, 0.45% of assets managed between $100 million and $150 million and 0.40% of assets managed over $150 million.
0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.
A discussion regarding the basis for the Board’s approval of the interim and new investment advisory agreements is available in the semi-annual report to shareholders for the period ended [November 30, 2010].

54

Manager of Managers Structure
The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure for any of the Funds.
Currently, the PNC International Equity Fund operates under a Manager of Managers structure. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.
Sub-Advisers
GEAM, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. GEAM’s principal office is located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904. GEAM is a wholly-owned subsidiary of General Electric Company (GE), a widely held public corporation, with its principal office located at 3135 Easton Turnpike, Fairfield, Connecticut 06828. GEAM was established and registered with the United States Securities and Exchange Commission (SEC) in March 1988 under its former name, GE Investment Management Incorporated, to provide investment management services to institutional and individual investors. GEAM is a global asset management firm that manages more than [ ] billion in assets [(as of June 30, 2011)] for both institutional and individual investors worldwide. GEAM has approximately [ ] institutional clients, including public and corporate pension plans, endowments, foundations, insurance companies, unions, government authorities, sub-advisory relationships and financial intermediaries.
Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts 02110. As of June 30, 2011, Polaris managed over $[ ] billion in assets. Bernard R. Horn, Jr., Polaris’ founder, owns all of the voting interests of Polaris.
Polaris Investment Performance
Polaris International Equity Composite Performance Results
The performance being presented is that of Polaris. Polaris has prepared and presented this performance in compliance with the Global Investment Performance Standards (GIPS®).
The tables below prepared by Polaris show the returns and performance record for the International Equity Composite. The investment strategy for the International Equity Composite is substantially similar to the investment style being implemented by Polaris with respect to the International Value Component of the PNC International Equity Fund. This performance record of the International Equity Composite meets the portability requirements of the GIPS® standards, including the requirement that materially all of the key investment decision makers for the International Equity Composite are employed at Polaris, and Polaris has access to all the books and records that support the performance history.
Please note that the performance results shown are those of Polaris and not the investment results of the PNC International Equity Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.
The results of the PNC International Equity Fund may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Polaris’ client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund’s results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund may not be identical to the securities held by these accounts.
Included for comparison purposes are performance figures of the MSCI EAFE Index, which is an unmanaged market index. Investors cannot invest directly in the index. The returns of the index reflects the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

55

		Gross
	Net Annual	Annual
	Composite	Performance			Composite
	Performance	Composite	MSCI	Number	Dispersion		U.S.	Total Firm
	Results	Results	EAFE	of	High	Low	Dollars	Assets
Year (as of December 31)	(%)	(%)	(%)	Accounts	(%)	(%)	(millions)	(millions)

2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
2009	54.15	55.17	32.46	19	72.56	45.78	889.3	2,867.9
2008	(50.57)	(50.19)	(43.06)	22	(48.63)	(52.90)	$675.9	$1,845.8
2007	0.62	1.25	11.63	26	4.65	(1.38)	$1,444.1	$4,288.1
2006	33.39	34.17	26.86	26	36.27	33.29	$1,200	$2,617.5
2005	15.86	16.83	14.02	17	19.94	15.19	594.4	1,260.9
2004	28.51	29.61	20.70	9	30.66	22.64	139.6	484.6
2003	52.29	53.63	39.17	6	55.36	36.79	52.0	237.2
2002	5.27	6.27	(15.66)	5	10.07	6.02	32.1	174.4
2001	(1.17)	(0.29)	(21.21)	5	0.79	(3.58)	29.7	113.7
2000	(5.95)	(5.26)	(13.96)	5	(2.54)	(6.78)	23.2	87.9
1999	20.93	21.71	27.30	7	39.55	17.27	26.6	92.7
1998	(6.59)	(5.88)	20.33	8	(3.24)	(11.48)	24.1	84.8
1997	9.86	10.93	2.06	7	14.28	7.32	7.1	52.8
1996	22.79	24.00	6.36	5	26.18	23.02	4.1	31.0
1995	17.86	19.01	11.55	3	20.87	14.25	1.2	17.8
     The presentation conforms to GIPS® guidelines regarding the portability of investment results.
Supplemental Performance
Annualized Gross Returns (As of June 30, 2011)

Polaris
International
	Equity	MSCI
	Composite	EAFE

1 Year	[ ]%	[ ]%
5 Years	[ ]%	[ ]%
10 Years	[ ]%	[ ]%
Since Inception (April 1, 1995)	[ ]%	[ ]%

Notes:

1.	Polaris has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).

2.	The International Equity Composite contains all fully discretionary international equity accounts and for comparison purposes is measured against the MSCI EAFE Index. Returns include the effect of foreign currency exchange rates.

3.	Polaris is an independent registered investment adviser. The firm maintains a complete list and description of composites, which is available upon request. Prior to 12/14/07 the firm was known as Polaris Capital Management, Inc.

4.	Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Composite performance is presented net of foreign withholding taxes on dividends, interest income, and capital gains. Withholding taxes may vary according to an investor’s domicile. Additional information regarding the percentage of the composite which may not be invested in countries or regions included in the index, is available upon request. Past performance is not indicative of future results.

5.	Options may be used in composite portfolios to the extent that client/portfolio investment guidelines permit such transactions. The options program is not central to the overall investment strategy of the firm; it is a complimentary approach aimed at improving portfolio risk/return profiles.

6.	The U.S. Dollar is the currency used to express performance. Returns are presented gross and net of management fees and include the reinvestment of all income. Net of fee performance is calculated using actual management fees. The composite dispersion presented is an asset-weighted and equal-weighted standard deviation calculated for the accounts in the composite for the entire year or period presented. The “High” and “Low” dispersion represents the highest and lowest returning accounts for the indicated period. Additional information regarding the policies for calculating and reporting returns is available upon request.

7.	The investment management fee schedule for the composite is 1% on the first $25 million; 0.75% on the next $25 million; 0.60% on the next $1 billion; 0.55% on the next $2 billion, and 0.50% thereafter. Actual investment advisory fees incurred by clients may vary.

56

8.	The International Equity Composite was created April 1, 1995. Polaris Capital Management, LLC’s compliance with the GIPS standards has been verified for the period April 1, 1995 through June 30, 2011 by Ashland Partners & Company LLP. In addition, a performance examination was conducted on the International Equity Composite beginning April 1, 1995. A copy of the verification report is available upon request.

Prior Related Performance Information for the Large Core/Growth Equity Investment Management Team
The performance being presented is that of the Adviser and its predecessor firm. The Adviser has prepared and presented this performance in compliance with the Global Investment Performance Standards (GIPS®). The Adviser is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”).
The senior team members of the investment team at the Adviser currently responsible for managing the PNC Large Cap Core Equity and PNC Large Cap Growth Equity Funds investment management styles are [Douglas Roman, CFA, CMT, Mark Batty, CFA and Ruairi O’Neill, CFA]. These individuals have the primary responsibility for the day-to-day management of the PNC Large Cap Core Equity and PNC Large Cap Growth Funds. [Messrs. Roman, Batty and O’Neill also manage separate accounts for the Adviser that have investment objectives, policies and strategies that are substantially similar to the PNC Large Cap Core Equity and PNC Large Cap Growth Funds].
The tables below prepared by the Adviser show the annual returns and performance record established by Messrs. Roman, Batty and O’Neill for the Large Cap Core Advantage Equity and Large Cap Growth Advantage Equity investment styles. These individuals fully implemented their current investment process for the large cap core investment style as of December 31, 2003, which is why the Adviser’s performance in that style prior to that date is not presented. The investment strategies for both large cap core and large cap growth are materially similar to the investment styles being implemented at the Adviser. This performance record meets the portability requirements of the GIPS® standards, including the requirement that materially all of the key investment decision makers from the Adviser are employed at the Adviser, and the Adviser has access to all the books and records that support the performance history.
Please note that the performance results shown are those of the Adviser and not the investment results of the PNC Large Cap Core Equity and PNC Large Cap Growth Funds. The results are not intended to predict or suggest the return to be experienced by the Funds or the return an individual investor might achieve by investing in the Funds.
The results of the PNC Large Cap Core Equity and PNC Large Cap Growth Funds may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of PNC’s and the Adviser’s client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Funds would generally be lower. The Funds’ results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Funds may not be identical to the securities held by these accounts.
Included for comparison purposes are performance figures of the S&P 500 Index and the Russell 1000 Growth Index, both of which are unmanaged market indices. Investors cannot invest directly in the indices. The returns of both indices reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.
PNC Capital Advisors, LLC Large Cap Core Advantage Equity Net Composite Performance Results

					Total Assets		Total
				Composite	at End of	Percentage	Firm
	Annual Total	S&P 500	Number of	Dispersion	Period	of Firm	Assets
Year (as of 12/31)	Return (%)	Index (%)	Portfolios	(%)	(millions)	Assets (%)	(millions)

2004	7.20	10.88	128	0.6	$547	*	*
2005	6.39	4.91	114	1.2	$495	*	*
2006	13.30	15.79	126	0.7	$486	*	*
2007	12.41	5.49	132	0.7	$368	*	*
2008	-34.06	-37.00	1,020	0.7	$516	3.91	$13,190
2009	21.90	26.47	1,852	0.9	$1,494	4.39	$34,065
2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

57

Supplemental Performance
Annualized Returns (as of June 30, 2011)
PNC Capital
Advisors,
LLC Large
Cap Core
Advantage
	Equity	S&P 500
	Composite	Index

1 Year	[ ] %	[ ]	%
5 Year	[ ] %	[ ]	%

*	The Large Core/Growth Equity Investment Management Team was not a part of PNC Capital Advisors, Inc. (predecessor to PNC Capital Advisors, LLC) prior to February 11, 2008.
Notes:
Past performance is no guarantee of future results.
The composite performance for the Large Cap Core Advantage Equity style shown is the investment performance of the Adviser. The Adviser has prepared and presented this performance in compliance with GIPS®.
Performance shown is for a composite of accounts using the Large Cap Core Advantage Equity Composite (“Core Composite”), a large-cap U.S. model portfolio. The Core Composite contains fully discretionary actively managed core equity accounts. For comparison purposes, the Core Composite is measured against the S&P 500 Index. The minimum account size for this composite is $100,000. Prior to December 31, 2007, the composite was named the PNC Advantage Core PortfolioSM and the minimum account size was $800,000. The Adviser provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies.
For GIPS®, the Adviser includes:
1) Certain assets under management of PNC Bank that were previously attributed to assets of Mercantile-Safe Deposit and Trust Company (“MSD&T”) and its subsidiary, Mercantile Capital Advisors, Inc. (now the Adviser). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, the Adviser became a subsidiary of PNC Bank The Adviser commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.
2) Assets under management of PNC Municipal Investment Group (“PNC MIG”), formerly a part of PNC Bank, now a business unit of the Adviser.
3) Certain assets of PNC IIG, a part of PNC Bank, a major business unit of the Adviser. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to the Adviser effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under the Adviser. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. The Adviser claims compliance with GIPS®. The Adviser maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with the Adviser. Past performance is not indicative of future results.
The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Core Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.
Performance which may accompany this report prior to February 11, 2008 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at the Adviser. The Adviser maintains or has access to the records supporting this performance and will provide these records upon request.
PNC IIG’s compliance with the GIPS® standards was verified for the period from January 1, 1993 through December 31, 2007 by an independent firm. In addition, a performance examination was conducted on the Core Composite for the period December 31, 2003 through December 31, 2007 by an independent firm.
The dispersion of annual returns for the Core Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.

58

This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology which may produce different results.
PNC Capital Advisors, LLC Large Cap Growth Advantage Equity Net Composite Performance Results

		Russell			Total Assets		Total
	Annual	1000		Composite	at End of	Percentage	Firm
	Total	Growth	Number of	Dispersion	Period	of Firm	Assets
Year (as of 12/31)	Return (%)	Index (%)	Portfolios	(%)	(millions)	Assets (%)	(millions)

2005	7.28	5.26	13	0.6	$126	*	*
2006	7.24	9.07	11	0.2	$92	*	*
2007	19.63	11.81	24	0.2	$159	*	*
2008	-38.53	-38.44	215	0.7	$132	1.00	$13,190
2009	-28.19	37.27	299	0.7	$538	1.58	$34,065
2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Supplemental Performance
Annualized Returns (as of June 30, 2011)

PNC
Capital
Advisors,
LLC Large
Cap
	Growth	Russell
	Advantage	1000
	Equity	Growth
	Composite	Index

1 Year	[ ]%	[ ]%
5 Year	[ ]%	[ ]%
Since Inception**	[ ]%	[ ]%

*	The Large Cap Core/Growth Equity Investment Management Team was not a part of PNC Capital Advisors, Inc. (predecessor to PNC Capital Advisors, LLC) prior to February 11, 2008.

**	Inception Date: January 31, 2004
Notes:
Past performance is no guarantee of future results.
The composite performance for the Large Cap Growth Advantage Equity style shown is the investment performance of the Adviser. The Adviser has prepared and presented this performance in compliance with GIPS®.
Performance shown is for a composite of accounts using the Large Cap Growth Advantage Equity Composite (“Growth Composite”), a large-cap U.S. model portfolio. The Growth Composite contains fully discretionary actively managed growth equity accounts. For comparison purposes the Growth Composite is measured against the Russell 1000 Growth Index. The minimum account size for the Adviser for this composite is $100,000. Prior to December 31, 2007, the Growth Composite was named the PNC Advantage Growth PortfolioSM and the minimum account size was $800,000.
The Adviser provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies.
For GIPS® purposes, the Adviser includes:
1) Certain assets under management of PNC Bank that were previously attributed to the assets of MSD&T and its subsidiary, Mercantile Capital Advisors, Inc. (now the Adviser). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, the Adviser became a subsidiary of PNC Bank. The Adviser commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.

59

2) Assets under management of PNC MIG, formerly a part of PNC Bank, now a business unit of the Adviser.
3) Certain assets of PNC IIG, a part of PNC Bank. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to the Adviser effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under the Adviser. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. The Adviser claims compliance with GIPS®. The Adviser maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with the Adviser. Past performance is not indicative of future results.
The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Growth Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.
Performance which may accompany this report prior to February 11, 2008 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at the Adviser. The Adviser maintains or has access to the records supporting this performance and will provide these records upon request.
PNC IIG’s compliance with GIPS® standards was verified for the period from January 1, 1993 through December 31, 2007 by an independent firm. In addition, a performance examination was conducted on the Growth Composite for the period February 1, 2004 through December 31, 2007 by an independent firm.
The dispersion of annual return for the Growth Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.
This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology which may produce different results.
Portfolio Management Teams
References to the “Adviser” in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.
Balanced Allocation Fund

Name	Business experience
Andrew D. Harding Chief Investment Officer of Taxable Fixed Income Years with the Adviser: 11 Industry experience: 30 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 14 years	Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 16 Industry experience: 20 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Vallecillo has been with the Adviser since 1996.

60

Name	Business experience
Gordon A. Johnson Managing Director Years with the Adviser: 7 Industry experience: 26 years	Mr. Johnson is responsible for portfolio management and equity research for the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 9 Industry experience: 24 years	Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1997.
International Equity Fund

Name	Business experience
Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for the day-to-day management of the International Growth Component of the International Equity Fund. Mr. Schulz has been with the Adviser since 1997.

Ralph R. Layman, CFA President and Chief Investment Officer — Public Equities, GEAM Years with GEAM: 20 Industry experience: 32 years	Mr. Layman is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Layman joined GEAM in 1991.

Brian Hopkinson, AIA Senior Vice President, GEAM Years with GEAM: 15 Industry experience: 33 years	Mr. Hopkinson is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Hopkinson joined GEAM in 1996.

Michael J. Solecki, CFA Co-Chief Investment Officer and Portfolio Manager, GEAM Years with GEAM: 21 Industry experience: 24 years	Mr. Solecki is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Solecki joined GEAM in 1990.

Jonathan L. Passmore Senior Vice President and Portfolio Manager, GEAM Years with GEAM: 10 Industry experience: 36 years	Mr. Passmore is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Passmore joined GEAM in 2001.

Paul Nestro, CFA Senior Vice President and Portfolio Manager, GEAM Years with GEAM: 18 Industry experience: 18 years	Mr. Nestro is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Nestro joined GEAM in 1993.

61

Name	Business experience
Bernard R. Horn, Jr. President and Chief Investment Officer, Polaris Years with Polaris: 16 Industry experience: 31 years	Mr. Horn is responsible for the day-to-day management of the International Value Component of the International Equity Fund. Mr. Horn founded Polaris, sub-adviser of the Fund, in 1995.

Sumanta Biswas, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 9 Industry experience: 15 years	Mr. Biswas is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Biswas joined Polaris in 2002.
Large Cap Core Equity Fund and Large Cap Growth Fund

Name	Business experience
Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 9 Industry experience: 24 years	Lead Portfolio Manager responsible for directing the quantitative efforts of the Large Core/Growth Equity Investment Management Team and overseeing the research group.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Mark W. Batty, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 8 Industry experience: 21 years	Co-directs the Large Core/Growth Equity Analyst team and provides research coverage on the Financial Services sector.

Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors.

Ruairi O’Neill, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 13 Industry experience: 16 years	Co-directs the Large Core/Growth Equity Analyst team and provides research coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care Services industries.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing, at the company’s international offices in Dublin, Ireland.
Large Cap Value Fund

Name	Business experience
Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 14 years	Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund.

Prior to joining the Adviser in 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston. He had been with Volaris since 2000.
Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 16 Industry experience: 20 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.

62

Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund and Multi-Factor Small Cap Value Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 6 Industry experience: 17 years	Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. (“HIM”). Mr. Patel had been with HIM since 1998.

Paul Kleinaitis, CFA Senior Portfolio Manager Years with the Adviser: 6 Industry experience: 24 years	Mr. Kleinaitis is responsible for portfolio management and investment research.

Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager for HIM. Mr. Kleinaitis had been with HIM since 1999.
Mid Cap Value Fund

Name	Business experience
Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry Experience: 14 years	Mr. Johnson is Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund and Mid Cap Value Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 15 Industry experience: 20 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.
S&P 500 Index Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 6 Industry experience: 17 years	Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at HIM. Mr. Patel had been with HIM since 1998.

Chen Chen, PhD Senior Analyst Years with the Adviser: 6 Industry experience: 6 years	Ms. Chen is responsible for quantitative research, index strategy research, and structured equity research.

Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the University of Illinois at Chicago pursuing a doctorate in Business Statistics. Ms. Chen earned her doctorate in September 2005.
Small Cap Fund

Name	Business experience
Gordon A. Johnson Managing Director and Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 27 years	Mr. Johnson has overall responsibility for the team’s investment operations.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

63

Name	Business experience
M. Jed Ellerbroek, Jr., CFA Analyst Years with the Adviser: 3 Industry experience: 6 years	Mr. Ellerbroek is responsible for providing security analysis and idea generation to the portfolio management process for the Small Cap Fund.

Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

James E. Mineman Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 17 years	Mr. Mineman is responsible for coordinating the equity research process along with security analysis for the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Peter A. Roy, CFA Senior Analyst Years with the Adviser: 7 Industry experience: 11 years	Mr. Roy is responsible for providing security analysis and idea generation to the portfolio management process for the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 2003. Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.

Lisa A. Teter Senior Analyst Years with the Adviser: 7 Industry experience: 17years	Ms. Teter is responsible for portfolio management and trading along with security analysis and idea generation to the portfolio management process for the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is described in the Statement of Additional Information.
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES
This section tells you how to purchase, exchange and redeem Class I Shares of the Funds. The Funds may accept or reject any purchase order.
Class I Shares have no sales charge and no minimum initial investment, except as described below.
Class I Shares may be purchased through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the “Underwriter”) to place trades for institutional accounts, broker products or similar products. In order to purchase Class I Shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations that may be more stringent than the rules and regulations governing a direct investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. Class I Shares may be purchased directly by institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.
Employees, directors, officers and retirees of PNC Funds, The PNC Financial Services Group, Inc. or any of its affiliates, the Fund’s Co-Administrators, Underwriter or any investment sub-adviser to the Funds and their immediate families (spouse, parents, siblings, children and grandchildren) may purchase Class I Shares subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. Planned Investment Programs are subject to a $50 monthly minimum investment.
The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary

64

to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.
The Adviser will monitor each Fund’s asset size and, subject to approval by PNC Funds’ Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund’s strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.
How to Purchase and Exchange Fund Shares

	New Account Set Up	Adding to an Existing Account

Online pncfunds.com	• Visit our site and click on “Account Access” to submit an online application. Or log on to our on-line Forms Center to print an application and mail to the address below.
•    You may place your purchase order on our website using your established banking instructions for payment. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

•    Unless you arrange to pay by wire or Automated Clearing House (“ACH”), write your check, payable in U.S. dollars, to “PNC Funds (Fund name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

65

	New Account Set Up	Adding to an Existing Account

By Mail
•    Complete and sign an application. Applications may be requested by calling 1-800-622-FUND (3863) and are also available at pncfunds.com.

•    Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•    Mail the completed and signed account application and your check to:

PNC Funds
c/o BNY Mellon Investment
Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

•    Provide purchase instructions with the fund name, share class, your account number and account registration information.

•    Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•    Mail the instructions and the check to one of the two mailing addresses provided.

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

66

	New Account Set Up	Adding to an Existing Account

By Telephone with Wire Transfer
•    Call Investor Services at 1-800-622-FUND (3863) to set up an account number and to receive a wire control number to be included in the body of the wire.

•    Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.

•    Wiring instructions are as follows:

Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US) Inc. as agent for PNC Funds
Further Credit: Beneficiary Name
Beneficiary Fund/Account Number

•    Complete and sign the account application and mail to:

•    If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-622-FUND (3863) to purchase additional shares.

•    If your bank account information is on file, you can request purchases through federal funds wire or electronic transfer through the ACH.

•    To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.

PNC Funds

c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

By Exchange
•    You may exchange your shares of a Fund for the same class of shares of another PNC Fund.

•    Call with your account name, number, and amount of exchange into an existing account (minimum amount is $1,000).

•    You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.

•    If you previously selected the telephone exchange option for your account, call our Investor Services at 1-800-622-FUND (3863) to exchange your shares.

•    To authorize exchanges to your account, please complete an Account Maintenance Form or call Investor Services.

Financial Intermediary
•	Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of PNC Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Funds’ transfer agent on time.

•	Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.

67

•	PNC Funds may authorize certain financial intermediaries to receive, on behalf of PNC Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund’s net asset value (“NAV”) per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

Note: If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
How We Calculate NAV
NAV for one Fund share is the value of that share’s portion of the assets of the Fund less liabilities and class expenses.
In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund’s cash are valued on the basis of amortized cost.
Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Funds.
If market prices are not readily available, including when quoted prices are considered to be unreliable by the Adviser, fair value prices will be determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a “thin” market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each Business Day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.
Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the Business Day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds are allocated among the Funds on the basis of average net assets. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.
The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

68

General Information Regarding Purchases
You may purchase shares on any day that the NYSE is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.
PNC Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.
The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day’s NAV is 4:00 p.m. Eastern time.
Certain shareholders may also purchase shares of the money market funds of PNC Advantage Funds (together with the PNC Funds, the “Fund Complex”), investment portfolios of another registered investment company for whom the Adviser provides investment advisory services. The PNC Advantage Funds’ minimum initial investment is $3 million. There is no minimum subsequent investment. The PNC Advantage Funds, at their discretion, may reduce the minimum initial investment for specific shareholders whose aggregate relationship with the Fund Complex is substantially equivalent to the $3 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the PNC Advantage Funds, adequate intent and availability of assets to reach a future level of investment of $3 million in the Fund Complex. Please see the PNC Advantage Funds prospectus for more information.
General Information Regarding Exchanges
You may exchange Class I Shares of one Fund for Class I Shares of another Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.
When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
You may also exchange Class I Shares of the Funds for Institutional Shares of the money market funds of PNC Advantage Funds. Exchanges into Institutional Shares of the money market funds of PNC Advantage Funds are subject to certain minimum initial and subsequent investment requirements. Please see a PNC Advantage Funds money market funds prospectus for more information.
Sales Charges
There are no sales charges on the purchase of Class I Shares.
How to Redeem Your Fund Shares
Shareholders may redeem shares by following the procedures described below.

Online	pncfunds.com
The minimum amount for Internet redemptions is $100. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Telephone	1-800-622-FUND (3863) Call with your account name, number, and amount of redemption. Redemptions will be sent to the shareholder’s address or bank account on record.

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.

69

Signature Guarantee
The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund’s.
We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.
To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.
Receiving Your Money
If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record please notify PNC Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see “Signature Guarantee” above).
Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order. Good order means that your request includes complete information.
Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. PNC Funds does not charge a fee to wire your funds; however, your institution may charge a fee.
If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase). If you recently changed your address you will not be able to redeem your shares within 30 days after the change without a signature guarantee.
Redemptions in Kind
We generally pay redemption proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemptions in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.
Involuntary Sale of Your Shares
If your account balance drops below $1,000, you may be required to redeem your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.
Suspension of Your Right to Redeem Your Shares
PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:
(a)	trading on the NYSE is restricted by applicable rules and regulations of the SEC;
(b)	the NYSE is closed for reasons other than customary weekend and holiday closings;
(c)	the SEC has by order permitted the Fund’s suspension; or
(d)	an emergency exists, as determined by the SEC, as a result of which: (i) disposal by PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for PNC Funds to determine the fair market value of its net assets.

70

Telephone and Internet Transactions
Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Funds’ transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds’ transfer agent over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Funds’ transfer agent has followed reasonable procedures to confirm the authenticity of instructions.
Customer Identification Program
Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.
Limitations on Purchases, Exchanges and Redemptions
PNC Funds’ Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund’s market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.
There is no guarantee that PNC Funds or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of PNC Funds and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.
Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund’s portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds’ portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated (“time-zone arbitrage”). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.
General Trading Limits: Fund shareholders are limited to no more than one “round trip” transaction — a fund purchase followed shortly by a corresponding sale (redemption or exchange) — during a 60-day period. If more than one “round trip” transaction occurs in an account, there must be at least 60 calendar days between the initiation of each transaction.
PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.
If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:
•	Reject a purchase or exchange order

•	Delay payment of immediate cash redemption proceeds for up to seven calendar days

•	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges or “round trips”)

•	Limit the amount of any exchange
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.

71

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS
Dividends from net investment income are declared and paid as follows:

Fund Name
Balanced Allocation	Quarterly
International Equity	Annually
Large Cap Core Equity	Quarterly
Large Cap Growth	Annually
Large Cap Value	Quarterly
Mid Cap Value	Annually
Multi-Factor Small Cap Core	Annually
Multi-Factor Small Cap Growth	Annually
Multi-Factor Small Cap Value	Annually
S&P 500 Index	Quarterly
Small Cap	Annually
Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive a distribution. You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at pncfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.
The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Fund Distributions
Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in the following January are taxable as if they were paid on December 31.
Distributions of investment income and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you at ordinary income rates. Distributions attributable to the net capital gain of a Fund (“capital gain dividends”) will generally be taxable to you as long-term capital gain, regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, the maximum federal income tax long-term capital gain rate applicable to individuals is 15%. However, unless Congress extends this rate reduction (and whether it will do so is currently unclear), a sunset provision provides that the maximum long-term capital gain rate will increase to 20% for taxable years beginning on or after January 1, 2011. You will be notified annually of the tax status of distributions paid to you.
For taxable years beginning before January 1, 2011, Fund distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will generally be taxable to you at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Certain investment activities, such as a Fund’s securities lending activities, if any, high portfolio turnover, or investments in debt securities or “non-qualified” foreign corporations will result in a lesser amount of the Fund’s distributions qualifying for this favorable tax treatment than if the Fund had not conducted such activities. See the Statement of Additional Information for a description of the requirements necessary for this favorable tax treatment to apply.

72

A portion of the Funds’ dividends paid to corporate shareholders may be eligible for the dividends-received deduction. Certain investment activities, such as a Fund’s securities lending activities, if any, high portfolio turnover rate, or investments in debt securities or foreign corporations will result in a smaller portion of the Fund’s distributions qualifying for dividends-received deduction than if the Fund had not conducted such activities. No substantial portion of the distributions from the International Equity Fund will be eligible for the dividends-received deduction.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. However, you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This tax result is known as “buying into a dividend.”
Redemptions or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange, or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, all or a portion of any loss realized on a disposition of shares of a Fund will be disallowed under the “wash sale” rules if other shares of the same Fund are purchased within 30 days before or after the disposition, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.
IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan, will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.
Foreign Taxes Incurred by the PNC International Equity Fund
It is expected that the PNC International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The PNC International Equity Fund may make an election to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least a minimum period specified by the applicable tax rules. See the Statement of Additional Information for additional requirements to obtain such credits.
Backup Withholding
A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon redemption of Fund shares payable to shareholders who fail to provide to the Fund a correct tax identification number in the manner required, who have under-reported dividend or interest income, or who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
U.S. Federal Tax Treatment of Foreign Shareholders
All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences of an investment in a Fund.
State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

73

More information about taxes is in the Statement of Additional Information.

74

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s or share class’ operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
The financial highlights for the fiscal year ended May 31, 2011 have been audited by[ ], Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the annual report dated May 31, 2011 and are incorporated by reference into the Statement of Additional Information.
You can obtain the Funds’ annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).
[FINANCIAL PRINTER TO INSERT FINANCIAL HIGHLIGHTS AFTER AUDIT]

75

Investment Adviser
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Underwriter
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199-3600

BOARD OF TRUSTEES
John G. Drosdick
Chairman and Nominating Committee Chairman
Retired Chairman, CEO Sunoco, Inc.
Director:
   United States Steel Corporation
   H.J. Heinz Company
Dorothy A. Berry
President, Talon Industries, Inc.
Chairman and Director:
   Professionally Managed Portfolios
Richard W. Furst
Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky
Director:
   Central Bank & Trust Co.
   Central Bancshares
Dale C. LaPorte
Legal Compliance Committee Chairman
Retired Senior Vice President and General Counsel, Invacare Corporation Director:
   Invacare Corporation
L.White Matthews III
Audit Committee Chairman
Retired; Chairman and Director Ceridian Corporation
Chairman and Director:
   Constar International Inc.
Director:
   Matrixx Initiatives, Inc.
   Imation Corp.
Edward D. Miller, M.D.
Dean and Chief Executive Officer, Johns Hopkins Medicine
Director:
   Care Fusion
PNC Funds Trustees also serve as Trustees of PNC Advantage Funds and Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for
Statement of Additional Information (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Funds and is available, free of charge, on the Funds’ website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
The Annual and Semi-Annual reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds’ website.
To Obtain More Information:
By Internet:
pncfunds.com
By Telephone:
Call 1-800-622-FUND (3863)
By Mail:
PNC Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
PNC Funds’ Investment Company Act
registration number is 811-4416

PNC FUNDS

PROSPECTUS

CLASS A AND CLASS C SHARES

OCTOBER 1, 2011

FIXED INCOME FUNDS	TAX EXEMPT BOND FUNDS
Bond Fund	Intermediate Tax Exempt Bond Fund
Class A PAAAX	Class A PTBIX
Class C PFDCX	Class C PITCX

Government Mortgage Fund	Maryland Tax Exempt Bond Fund
Class A POMAX	Class A PDATX
Class C PGTCX	Class C PDACX

High Yield Bond Fund	Michigan Intermediate Municipal Bond Fund
Class A PAHBX	Class A PMMAX
Class C PMICX

Intermediate Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
Class A PBFAX	Class A POXAX
Class C PIBCX	Class C POXCX

Limited Maturity Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Class A PLFAX	Class A PPMAX
Class C PFLCX	Class C PPMCX

Total Return Advantage Fund	Tax Exempt Limited Maturity Bond Fund
Class A PTVAX	Class A PDLAX
Class C PTVCX	Class C PDCLX

Ultra Short Bond Fund
Class A PSBAX
If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 1-800-622-FUND (3863).
Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER
PNC CAPITAL ADVISORS, LLC

PNC BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

			Class A			Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			4.50%			None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]			0.50%			1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)			None			None
Redemption Fee (as a percentage of amount redeemed, if applicable)			None			None
Exchange Fee			None			None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.45%			0.45%
Distribution (12b-1) Fees			0.03%[2]			0.75%
Other Expenses			[ ] %			[ ] %
Shareholder Servicing Fees	[ ]	%		[ ]	%
Other	[ ]	%		[ ]	%
Total Annual Fund Operating Expenses[3]			[ ] %			[ ] %

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

2

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives

3

position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. Performance information prior to June 9, 2000 represents the performance of the Parkstone Bond Fund which was reorganized into the Fund on that date. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_288/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.26%	9.71%	3.80%	3.63%	1.84%	3.99%	6.01%	0.47%	8.70%	[ ]

Best Quarter	[ ]%	([ ])
Worst Quarter	-[ ]%	([ ])
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.

4

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(6/12/00)
Class C Shares	[ ]	%	[ ]	%	[ ] %
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/00)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

5

PNC GOVERNMENT MORTGAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

			Class A			Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			4.50%			None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]			0.50%			1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)			None			None
Redemption Fee (as a percentage of amount redeemed, if applicable)			None			None
Exchange Fee			None			None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.40%			0.40%
Distribution (12b-1) Fees			0.03%[2]			0.75%
Other Expenses			[ ] %			[ ] %
Shareholder Servicing Fees	[ ]	%		[ ]	%
Other	[ ]	%		[ ]	%
Total Annual Fund Operating Expenses[3]			[ ] %			[ ] %

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

6

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, as well as obligations issued or guaranteed by the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund may invest a portion of its assets up to 20% in other types of investments including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

7

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. Performance information prior to June 10, 2000 represents the performance of the Parkstone U.S. Government Income Fund which was reorganized into the Fund on that date. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_317/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.35%	7.92%	1.88%	3.94%	1.97%	4.45%	6.32%	7.27%	5.73%	[ ]

Best Quarter	[ ]%	([ ])
Worst Quarter	-[ ]%	([ ])
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

8

Since Inception
	1 Year		5 Years		(6/21/00)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/00)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

9

PNC HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income along with capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.50%
Distribution (12b-1) Fees			0.01%[2]
Other Expenses			[ ]	%
Shareholder Servicing Fees	[ ]	%
Other	[ ]	%
Total Annual Fund Operating Expenses[3]			[ ]	%
Fee Waiver and Expense Reimbursement[4]			[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[4]			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

10

[4]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 1.01%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is to provide a high level of current income along with capital appreciation.
Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The term “high yield” is generally understood to describe debt securities that are rated below investment grade (“junk bonds”). The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.
The Fund may invest in foreign securities, including securities of issuers in emerging markets.
In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

11

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_430/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2009	2010

43.50%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.

12

Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		(4/29/08)

Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%
Barclays U.S. Corporate High Yield Bond Index	[ ]	%	[ ]	%
(reflects no deduction for fees, expenses or taxes)

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	3	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Kenneth F. Karwowski, CFA	3	Portfolio Manager

Mark A. Lozina, CFA	3	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

13

PNC INTERMEDIATE BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [ ] and in the “Additional Purchase and Redemption Information” section on page [ ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[3]			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

14

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

15

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_294/Overview.fs or by calling 1-800-622-FUND (3863).

16

Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

7.60%	9.67%	3.75%	2.57%	1.00%	3.55%	6.47%	2.99%	8.22%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(5/30/00)
Class C Shares	[ ]	%	[ ]	%	[ ] %
Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/00)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Management Team

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager

17

TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

18

PNC LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.25%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			[ ]	%			[ ]	%
Distribution (12b-1) Fees			[ ]	%[2]			[ ]	%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other[3]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.25% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

19

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

20

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

9.03%	5.09%	2.07%	0.84%	1.54%	4.06%	5.66%	3.34%	5.59%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Merrill Lynch 1-3 Year U.S. Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

21

Since
Inception
	1 Year		5 Years		(1/27/00)
Class C Shares	[ ]	%	[ ]	%	[ ] %
Merrill Lynch 1-3 Year U.S. Corporate/Government Index (reflects no deduction for fees, expenses or taxes) (since inception date 1/31/00)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	7	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

22

PNC TOTAL RETURN ADVANTAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other	[ ]	%			[ ]	%
Acquired Fund Fees and Expenses[3]			[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[4]			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

23

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as “junk bonds.” Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

24

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC Total Return Bond Fund (the “Acquired Bond Fund”), a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_435/Overview.fs or by calling 1-800-622-FUND (3863).

25

Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010

3.80%	3.86%	1.99%	3.53%	5.33%	4.79%	9.85%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(9/30/02)
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(9/30/02)
Class C Shares	[ ]	%	[ ]	%	[ ] %
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ] %

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.

26

Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title

Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	7	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

27

PNC ULTRA SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [   ] and in the “Additional Purchase and Redemption Information” section on page [   ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.20%				0.20%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other[3]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[4]			[ ]	%			[ ]	%

[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

28

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of high-quality fixed income securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
If a security is downgraded, PNC Capital Advisors, LLC (the “Adviser”) will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

29

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. Class C Shares of the Fund have not commenced operations and are currently not offered to shareholders. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2004	2005	2006	2007	2008	2009	2010

0.69%	1.98%	4.16%	5.35%	4.41%	2.53%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.

30

Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(1/6/03)
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) (since inception date 12/31/02)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

31

PNC INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [   ] and in the “Additional Purchase and Redemption Information” section on page [   ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other	[ ]	%			[ ]	%
Acquired Fund Fees and Expenses[3]			[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[4]			[ ]	%			[ ]	%
Fee Waiver and Expense Reimbursement[5]			[ ]	%			[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[5]			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

32

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[5]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.
The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

33

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC National Tax-Exempt Bond Fund (the “Acquired Tax-Exempt Bond Fund”), a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010

3.27%	1.93%	0.41%	2.96%	3.10%	2.90%	6.02%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [   ]%.

34

Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(9/30/02)
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index [2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(9/30/02)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index (the “S&P Intermediate Index”). The Fund has selected the S&P Intermediate Index because the Adviser believes the S&P Intermediate Index (i) better reflects the mandate of the Fund and management style of the Adviser and (ii) provides the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adam Mackey	4	Managing Director

35

TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

36

PNC MARYLAND TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value) [1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other[3]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[4]			[ ]	%			[ ]	%
Fee Waiver and Expense Reimbursement[5]			[ ]	%			[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[5]			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

37

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[5]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund will invest in securities of varying maturity.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

38

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Maryland to be inserted].
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

39

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. The performance set forth below is based on the performance of corresponding classes of the PNC Maryland Tax-Exempt Bond Fund (the “Predecessor Maryland Tax Exempt Bond Fund”), which was reorganized into the Fund on February 8, 2010. The Predecessor Maryland Tax Exempt Bond Fund was managed by the Adviser and its predecessors for the periods shown below. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_433/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns
Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010
2.88%	1.86%	0.78%	3.12%	2.79%	1.72%	6.79%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(9/30/02)
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Capital Quality Intermediate Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Maryland Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

40

Since
Inception
	1 Year		5 Years		(9/30/02)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays Capital Quality Intermediate Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Maryland Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Maryland Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	4	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Maryland personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

41

PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide income exempt from regular federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.02%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other	[ ]	%			[ ]	%
Acquired Fund Fees and Expenses[3]			[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[4]			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

42

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

43

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Michigan to be inserted].
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of broad measures of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund, which was reorganized into the Fund on that date. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_323/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.38%	8.06%	3.83%	1.59%	1.01%	2.96%	3.80%	3.04%	4.36%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.

44

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund [1]	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Michigan Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(8/6/01)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 7/31/01)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 7/31/01)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Michigan Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 7/31/01)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Michigan Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	2	Managing Director

45

TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Michigan personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

46

PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other[3]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period

47

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.

48

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Ohio to be inserted].
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_333/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.23%	8.53%	3.51%	1.91%	1.36%	3.33%	3.65%	3.23%	5.50%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.

49

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Ohio Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(6/23/00)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/00)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/00)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Ohio Municipal Bond Index [2] (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/00)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Ohio Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adam Mackey	2	Managing Director

50

TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Ohio personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

51

PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.02%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other[3]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

52

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.

53

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Pennsylvania to be inserted].
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_338/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.20%	8.03%	3.63%	1.77%	1.40%	3.27%	3.98%	2.60%	6.01%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.

54

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Pennsylvania Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(2/24/00)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 2/29/00)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 2/29/00)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Pennsylvania Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 2/29/00)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Pennsylvania Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adam Mackey	2	Managing Director

55

TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Pennsylvania personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

56

PNC TAX EXEMPT LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page [     ] and in the “Additional Purchase and Redemption Information” section on page [     ] of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.40%				0.40%
Distribution (12b-1) Fees			0.03%[2]				0.75%
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	[ ]	%			[ ]	%
Other[3]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[4]			[ ]	%			[ ]	%
Fee Waiver and Expense Reimbursement[5]			[ ]	%			[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[4]Reimbursement[5]			[ ]	%			[ ]	%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

57

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue. but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the table above for the Fund.

[3]	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses

[5]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through September 30, 2012, at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

58

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. The performance set forth below is based on the performance of corresponding classes of the PNC Tax-Exempt Limited Maturity Bond Fund (the “Predecessor Tax Exempt Limited Maturity Bond Fund”), which was reorganized into the Fund on February 8, 2010. The Predecessor Tax Exempt Limited Maturity Bond Fund was managed by the Adviser and its predecessors for the periods shown below. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s

59

performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_434/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010
1.55%	0.42%	0.12%	2.27%	3.83%	3.86%	3.93%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(9/30/02)
Class A Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%

Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Capital Mutual Fund Short Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Short Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

Since
Inception
	1 Year		5 Years		(9/30/02)
Class C Shares	[ ]	%	[ ]	%	[ ]	%
Barclays Capital Mutual Fund Short Index (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Short Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes) (since inception date 9/30/02)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Short Intermediate Municipal Bond Index (the “S&P Intermediate Index”). The Fund has selected the S&P Intermediate Index because the Adviser believes the S&P Intermediate Index (i) better reflects the mandate of the Fund and management style of the Adviser and (ii) provides the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.

60

Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	4	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

61

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open.
By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the Funds, you should contact the Funds by phone at 1-800-622-FUND (3863).
By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments:
•	In general, a Fund’s minimum initial investment is $1,000 for Class A and Class C Shares; and

•	The minimum initial investment for shares purchased through a Systematic Investment Program (“SIP”) is $50 for Class A and Class C Shares.
Minimum Subsequent Investments:
•	There is no minimum subsequent investment amount, unless shares are purchased through a SIP; and

•	Shares purchased through a SIP have a $50 minimum subsequent investment requirement.
A Fund’s initial and subsequent investment minimums may be reduced or waived in some cases.
Payments to Broker Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

62

DETAILS ABOUT THE FUNDS
More Information About Investment Objectives and Principal Investment Strategies
PNC Funds were formerly known as “Allegiant Funds.” Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
This section provides additional information about the principal investment strategies utilized by the Funds. For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments and money market instruments. These instruments would not ordinarily be consistent with a Fund’s principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund’s investment objective.
A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.
PNC Bond Fund
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Government Mortgage Fund
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, as well as obligations issued or guaranteed by the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

63

The Fund may invest a portion of its assets up to the 20% in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PNC High Yield Bond Fund
The Fund’s investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed at any time without a shareholder vote.
Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The term “high yield” is generally understood to describe debt securities that are rated below investment grade (“junk bonds”). Junk bonds are debt securities that are rated below BBB by Standard & Poor’s Ratings Group or Baa by Moody’s Investors Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.
The Fund may invest in foreign securities, including securities of issuers in emerging markets.
While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.
In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Intermediate Bond Fund
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Limited Maturity Bond Fund
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets

64

plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PNC Total Return Advantage Fund
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as “junk bonds.” Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund does not intend to invest in junk bonds rated by Standard & Poor’s at the time of purchase below C or that are of equivalent quality as determined by the Adviser. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Ultra Short Bond Fund
The Fund invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond’s value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund’s duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund’s average duration to take advantage of either an expected increase or decrease in interest rates.

65

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PNC Intermediate Tax Exempt Bond Fund
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser (as defined below) considers each security’s yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.
PNC Maryland Tax Exempt Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. The Fund will invest in securities of varying maturity. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.
In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Michigan Intermediate Municipal Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.

66

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.
In selecting securities for the Fund to buy and sell, the Adviser considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.
PNC Ohio Intermediate Tax Exempt Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
In selecting securities for the Fund to buy and sell, the Adviser considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
PNC Pennsylvania Intermediate Municipal Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
In selecting securities for the Fund to buy and sell, the Adviser considers each security’s yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.
PNC Tax Exempt Limited Maturity Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated

67

below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
Information on Additional Investment Policies
Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices.
See the Statement of Additional Information for more detail on the investment policies of the Funds.
Derivatives and Futures Contracts
In fulfilling the 80% investment requirement referred to above under “More Information About Investment Objectives and Principal Investment Strategies,” a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks, see the Statement of Additional Information.
Securities Lending
The Fixed Income Funds may lend their portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Funds will receive collateral from the borrower equal to at least 101.5% of the market value of the securities loaned. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.
Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.
Repurchase Agreements
Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller’s debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.
Cash Management
Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and the PNC Advantage Funds, a separate investment company affiliated with PNC Funds.
Convertible Securities
The Fixed Income Funds may invest in convertible securities, which have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.
Foreign Securities
Each of the Fixed Income Funds may invest in foreign securities. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or

68

unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and, in turn, a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
Investments in foreign securities denominated in foreign currencies involve additional risks, including:
•	The value of a Fund’s assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

•	A Fund may incur substantial costs in connection with conversions between various currencies;

•	A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

•	Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.
More Information About Principal Risks
The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.
The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
This section provides additional information about the principal risks of investing in the Funds.

							High					Pre-
	Active					Government	Yield			Municipal	Non-	Payment/	Single
	Trading	Call	Credit	Derivatives	Foreign	Securities	Bond	Interest	Market	Obligations	Diversification	Extension	State	Tax
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Rate Risk	Risk	Risk	Risk	Risk	Risk	Risk
Fixed Income Funds
Bond Fund	X		X	X		X		X	X
Government Mortgage Fund	X		X			X		X	X			X
High Yield Bond Fund	X		X	X	X		X	X	X			X
Intermediate Bond Fund	X		X	X	X	X		X	X			X
Limited Maturity Bond Fund	X		X			X		X	X			X
Total Return Advantage Fund	X		X	X		X	X	X	X			X
Ultra Short Bond Fund	X		X			X		X	X			X
Tax Exempt Bond Funds
Intermediate Tax Exempt Bond Fund		X	X					X	X	X				X
Maryland Tax Exempt Bond Fund		X	X	X			X	X	X	X	X		X	X

69

							High					Pre-
	Active					Government	Yield			Municipal	Non-	Payment/	Single
	Trading	Call	Credit	Derivatives	Foreign	Securities	Bond	Interest	Market	Obligations	Diversification	Extension	State	Tax
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Rate Risk	Risk	Risk	Risk	Risk	Risk	Risk
Michigan Intermediate Municipal Bond Fund		X						X	X	X	X		X	X
Ohio Intermediate Tax Exempt Bond Fund		X	X					X	X	X	X		X	X
Pennsylvania Intermediate Municipal Bond Fund		X	X					X	X	X	X		X	X
Tax Exempt Limited Maturity Bond Fund		X	X	X			X	X	X	X				X
Active Trading Risk. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund’s shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund’s shareholders.
Call Risk. A Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. A Fund’s investments in U.S. government securities is not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
For the Intermediate Tax Exempt Bond, Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Limited Maturity Bond Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.
In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.
Derivatives Risk. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
Certain Funds may engage in a variety of transactions using “derivatives,” such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and to the extent that

70

derivatives are used, a Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. If the Fund enters into a derivatives transaction as a substitute for taking a position in an underlying asset, the Fund is subject to the risk that the derivatives transaction may not provide a return that corresponds with the underlying investment.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to a Fund.
If a Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Government Securities Risk. Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.
High-Yield Bond Risk. Investments in high-yield, lower rated securities (“junk bonds”) involve greater risk than investments in investment grade securities. Such risks include:

•	A greater risk of price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.

•	The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•	A greater risk of default than investments in investment-grade securities due to the predominantly speculative nature of the issuer’s ability to make principal and interest payments.

•	Market prices for high-yield, lower rated securities may be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

•	The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

•	Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund’s interests.
Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.
Market Risk. The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

71

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa and the volatility of lower rated securities is greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Government Mortgage Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Bond, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Intermediate Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Funds are also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds are also subject to the risk that the relevant state-specific municipal securities in which they invest may underperform other segments of the fixed income markets or the fixed income markets as a whole.
Non-Diversification Risk. The Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds are non-diversified under the 1940 Act, which means that the Funds may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Prepayment/Extension Risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rates tend to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates.
The rate of prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Adviser may have anticipated. The market values of securities with longer maturities tend to be more volatile.
The Funds may invest in other fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.
Single State Risk. A Fund’s focus on investments in securities of issuers located in Maryland (in the case of the Maryland Tax Exempt Bond Fund), Michigan (in the case of the Michigan Intermediate Municipal Bond Fund), Ohio (in the case of the Ohio Intermediate Tax Exempt Bond Fund) and Pennsylvania (in the case of the Pennsylvania Intermediate Municipal Bond Fund) leaves each Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. By concentrating its investments in a particular state, a Fund may be more susceptible to factors adversely affecting issuers of that state’s municipal bonds than a comparable fund that does not concentrate in a single state.
Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences such as the taxation of the interest income from such securities. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

72

Disclosure of Portfolio Holdings
Each Fund publishes on the Funds’ website (pncfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds’ website portfolio holdings information as of each month-end. Such publication is subject to a fifteen business day lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds’ website until the date on which a Fund files its next quarterly portfolio holdings report with the SEC on Form N-CSR or Form N-Q. For more information on the Funds’ policies and procedures with respect to the disclosure of portfolio securities, see the Funds’ Statement of Additional Information, which is available, free of charge, on the Funds’ website (pncfunds.com).
INVESTMENT ADVISER AND INVESTMENT TEAMS
PNC Capital Advisors, LLC (“PNC Capital” or the “Adviser”) is the investment adviser to the Funds and is located at Two Hopkins Plaza, Baltimore, MD 21201. []As of June 30, 2011, the Adviser had approximately [ ] billion in assets under management.
The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board of Trustees of PNC Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.
The table below shows the management fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund’s contractual advisory fee:

	Management Fees Paid
	as a Percentage of
	Average		Contractual
	Net Assets for the Fiscal		Management Fee as a
	Year Ended		Percentage of Average Net
Fund Name	May 31, 2011		Assets
Bond Fund	[ ]	%	0.45%
Government Mortgage Fund	[ ]	%	0.40%
High Yield Bond Fund	[ ]	%	0.50%[1]
Intermediate Bond Fund	[ ]	%	0.40%
Limited Maturity Bond Fund	[ ]	%	0.35%
Total Return Advantage Fund	[ ]	%	0.40%
Ultra Short Bond Fund	[ ]	%	0.20%
Intermediate Tax Exempt Bond Fund	[ ]	%	0.40%[1]
Maryland Tax Exempt Bond Fund	[ ]	%	0.40%[1]
Michigan Intermediate Municipal Bond Fund	[ ]	%	0.40%
Ohio Intermediate Tax Exempt Bond Fund	[ ]	%	0.40%
Pennsylvania Intermediate Municipal Bond Fund	[ ]	%	0.40%
Tax Exempt Limited Maturity Bond Fund	[ ]	%	0.40%[1]

[1]	The Adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for certain Funds to the extent a Fund’s Total Annual Fund Operating Expenses exceed the amounts detailed below. This contractual waiver/expense reimbursement excludes certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering

73

expenses. This contract continues through [September 30, 2012], at which time the Adviser will determine whether to renew, revise or discontinue it. After these waivers, “Total Annual Fund Operating Expenses”, including any acquired fund fees and expenses, would be:

Tax
			Intermediate Tax				Maryland Tax				Exempt Limited
	High Yield Bond		Exempt Bond				Exempt Bond				Maturity Bond
	Class A		Class A		Class C		Class A		Class C		Class A		Class C
Management Fees	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expense	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
A discussion regarding the basis for the Board’s approval of the interim and new investment advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2009.
Manager of Managers Structure
The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.
Portfolio Management Teams
References to the “Adviser” in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.
Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund

Name	Business experience
Andrew D. Harding Managing Director and Chief Investment Officer of Taxable, Fixed Income Years with the Adviser: 11 Industry experience: 30 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Timothy D. Compan, Jr. CFA Senior Portfolio Manager Years with the Adviser: 8 Industry experience: 12 years	Mr. Compan has responsibility for corporate bond portfolio management and trading.

Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P. Mr. Compan had been with Goldman Sachs Asset Management, L.P. since 1999.

Kenneth F. Karwowski, CFA Portfolio Manager, High Yield Years with the Adviser: 5 Industry experience: 24 years	Mr. Karwowski has primary responsibility for high yield investment and strategy.

Prior to joining the Adviser in 2006, Mr. Karwowski served as a senior credit analyst covering several industries in both high yield and investment grade areas for Henderson Global Investors.

Mark A. Lozina, CFA Senior Portfolio Manager Years with the Adviser: 9 Industry experience: 15 years	Mr. Lozina has responsibility for fixed income portfolio management and structured product security analysis. Mr. Lozina has been with the Adviser since 2002.

74

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund

Name	Business experience
Sean T. Rhoderick, CFA Senior Portfolio Manager Years with the Adviser and affiliated entities: 7 Industry experience: 17 years	Mr. Rhoderick has responsibility for fixed income portfolio management and credit analysis. Prior to joining the Adviser in 2004, Mr. Rhoderick was a corporate bond analyst with Freddie Mac.
Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund

Name	Business experience
Adam Mackey Director of Portfolio Management, Municipal Bonds Years with the Adviser and affiliated entities: 10 Industry experience: 15 years	Mr. Mackey has responsibility for portfolio management and trading for municipal bonds. Prior to joining the Adviser in 2001, Mr. Mackey was a municipal bond trader at the Vanguard Group.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is described in the Statement of Additional Information.
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES
This section tells you how to purchase, exchange and redeem Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.
Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments.
     Class A Shares

•	Front-end sales charge (see page [__] for information about reduced or waived front-end sales charges)

•	Contingent deferred sales charge on certain purchases of $1 million or more (back-end sales charge if you redeem within 18 months of initial purchase)

•	12b-1 fees up to 0.10% of net assets

•	Shareholder servicing fees up to 0.25% of net assets

•	$1,000 minimum initial investment — no subsequent minimum investment

•	Does not convert to any other share class

•	$50 minimum monthly investment through Planned Investment Program
Class A Shares are for individuals, corporate investors and retirement plans.
     Class C Shares:
•	No front-end sales charge

•	Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)

•	12b-1 fees up to 0.75% of net assets

•	Shareholder servicing fees up to 0.25% of net assets

•	$1,000 minimum initial investment — no subsequent minimum investment

•	Does not convert to any other share class

•	$50 minimum monthly investment through Planned Investment Program
Class C Shares are for individuals, corporate investors and retirement plans.

75

For investors purchasing Class A or Class C Shares through a Planned Investment Program, the minimum initial investment is $50. See “Planned Investment Program” on page [__]. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).
The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services, including 12b-1 fees. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.
The Adviser will monitor each Fund’s asset size and, subject to approval by PNC Funds’ Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund’s strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.
How to Purchase and Exchange Fund Shares

	New Account Set Up	Adding to an Existing Account
Online pncfunds.com
•   Visit our site and click on “Account Access” to submit an online application. Or log on to our on-line Forms Center to print an application and mail to the address below.

•   Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to “PNC Funds (Fund name). ” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•   You may place your purchase order on our website using your established banking instructions for payment. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Mail
•   Complete and sign an application. Applications may be requested by calling 1-800-622-FUND (3863) and are also available at pncfunds.com.

•   Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•   Mail the completed and signed account application and your check to:

PNC Funds
c/o BNY Mellon Investment
Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

•   Provide purchase instructions with the fund name, share class, your account number and account registration information.

•   Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•   Mail the instructions and the check to one of the two mailing addresses provided.

76

New Account Set Up	Adding to an Existing Account

Overnight delivery to:

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

77

	New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer
•   Call Investor Services at 1-800-622-FUND (3863) to set up an account number and to receive a wire control number to be included in the body of the wire.

•   Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.

•   Wiring instructions are as follows:
Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US) Inc. as Agent for PNC Funds
Further credit: Beneficiary Name Beneficiary Fund/Account Number

•    Complete and sign the account application and mail to:

•   If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-622-FUND (3863) to purchase additional shares.

•   If your bank account information is on file, you can request purchases through federal funds wire or electronic transfer through the Automated Clearing House(“ACH”).

•   To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

Planned Investment Program (systematic investing)
•   With a $50 minimum initial investment, you may purchase Class A or Class C Shares automatically through regular deductions from your regular checking or savings bank account in amounts of at least $50 per month per account.

•   You may arrange for participation in this program when a new account is established.

•   With current bank account information on your account, participation in the program can be arranged via the Internet or by calling 1-800-622-FUND (3863).

•   For existing accounts, without bank account information, participation can be arranged by completing an Account Maintenance Form with banking information. This form must include a signature guarantee by a bank or other financial institution.

By Exchange
•    You may exchange your shares of a Fund for the same class of shares of another PNC Fund.

•    Call with your account name, number, and amount of exchange into an existing account (minimum amount is $1,000).

•    If you previously selected the telephone exchange option for your account, call our Investor Services at 1-800-622-FUND (3863) to exchange your shares.

•    To authorize exchanges to your account, please complete an Account Maintenance Form or call Investor Services.

78

New Account Set Up	Adding to an Existing Account
• You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.
Systematic Exchange Program
•	You may exchange shares of a PNC Fund for any other PNC Fund of the same class automatically, at periodic intervals. If you would like to enter a program concerning Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.

•	Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

•	You may arrange for participation in this program via the Internet at pncfunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.
Financial Intermediary
•	Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of PNC Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Funds’ transfer agent on time.

•	PNC Funds may authorize certain financial intermediaries to receive, on behalf of PNC Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund’s NAV per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

•	Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.
Note: If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).
When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
How We Calculate NAV
NAV for one Fund share is the value of that share’s portion of the assets of the Fund less liabilities and class expenses.
In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund’s cash are valued on the basis of amortized cost. Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Funds.

79

If market prices are not readily available, including when quoted prices are considered to be unreliable by the Adviser, fair value prices will be determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a “thin” market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each Business Day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.
Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the Business Day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in PNC Funds are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.
The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.
General Information Regarding Purchases
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).
PNC Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.
NAV is not calculated on days when the NYSE or Federal Reserve is closed for business. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day’s NAV is 4:00 p.m. Eastern time. However, the Funds may close early on Business Days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.
Certain shareholders may also purchase shares of the money market funds of PNC Advantage Funds (together with the PNC Funds, the “Fund Complex”), investment portfolios of another registered investment company for whom the Adviser provides investment advisory services. The PNC Advantage Funds’ minimum initial investment is $3 million. There is no minimum subsequent investment. The PNC Advantage Funds, at their discretion, may reduce the minimum initial investment for specific shareholders whose aggregate relationship with the Fund Complex is substantially equivalent to the $3 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the PNC Advantage Funds, adequate intent and availability of assets to reach a future level of investment of $3 million in the Fund Complex. Please see the PNC Advantage Funds prospectus for more information.

80

General Information Regarding Exchanges
You may exchange your shares of a Fund for the same class of shares of another PNC Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.
•	Class A Shares
You may exchange Class A Shares of any PNC Fund for Class A Shares of any other PNC Fund. If you exchange shares that you purchased without a sales charge into an PNC Fund with a sales charge, that exchange is subject to the sales charge applicable to the new Fund. If you exchange shares into a PNC Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.
•	Class C Shares
You may exchange Class C Shares of any PNC Fund for Class C Shares of any other PNC Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
Sales Charges
Front-End Sales Charges — Class A Shares
The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:
Bond, Government Mortgage, High Yield Bond, Intermediate Bond and Total Return Advantage Funds

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $50,000	4.50	4.71	4.00
$50,000 but less than $100,000	4.00	4.17	3.50
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 or more	0.00	0.00	0.00

81

Intermediate Tax Exempt Bond, Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Limited Maturity Bond Funds

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $100,000	3.00	3.09	2.50
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 but less than $500,000	1.50	1.52	1.00
$500,000 but less than $1,000,000	1.00	1.01	0.50
$1,000,000 or more	0.00	0.00	0.00
Limited Maturity Bond Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $100,000	2.00	2.04	1.50
$100,000 but less than $250,000	1.50	1.52	1.25
$250,000 but less than $500,000	1.00	1.01	0.75
$500,000 but less than $1,000,000	0.50	0.50	0.25
$1,000,000 or more	0.00	0.00	0.00
Ultra Short Bond Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share
Less than $100,000	1.00	1.01	0.50
$100,000 but less than $1,000,000	0.50	0.50	0.25
$1,000,000 or more	0.00	0.00	0.00
There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed 0.50% of the amount invested. For each Fund other than the Ultra Short Bond Fund, if you redeem the shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of up to 0.50% (0.25% in the case of the Limited Maturity Bond Fund) may be assessed against your account. Please see “Contingent Deferred Sales Charges” on page [__] for additional information.
Reduced Sales Charges — Class A Shares
Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. PNC Funds will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:
(i)	your account;

(ii)	your spouse’s account;

(iii)	a joint account with your spouse; or

(iv)	your minor children’s trust or custodial accounts.

82

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. PNC Funds will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide PNC Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children’s ages). Accounts to be aggregated include investment accounts held at different broker-dealers and retirement accounts. PNC Funds may amend or terminate this right of accumulation at any time.
Combined Purchases. You may qualify for a reduced sales charge if you are purchasing shares of the Funds. When calculating the appropriate sales charge rate, PNC Funds will combine same day purchases of Class A Shares of the Funds (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker-dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, as described below. You must notify PNC Funds of the purchases that qualify for this discount at the time of purchase. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the Fund or your financial intermediary of the existence of other accounts that you have with an intermediary in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be asked to provide information or records, including account statements, regarding shares of PNC Funds held in:
•	all of your accounts at PNC Funds or a financial intermediary;

•	any of your accounts at another financial intermediary; and

•	accounts of parties related to you, such as your spouse or minor children (under age 21), at any financial intermediary.
Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. PNC Funds will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send PNC Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
The Letter authorizes PNC Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, PNC Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).
For more information on reduced sales charges, please visit PNC Funds’ website at pncfunds.com or consult your broker or financial intermediary. The website includes information on sales charges, free of charge and in a clear and prominent format.
Waiver of Front-End Sales Charge — Class A Shares
The front-end sales charge will be waived on Class A Shares purchased:
•	by Trustees and officers of PNC Funds and their immediate families (spouse, parents, siblings, children and grandchildren);

•	by directors and retired directors of The PNC Financial Services Group, Inc. (PNC) or any of its affiliates and their immediate families, employees and retired employees of PNC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of PNC or any of its affiliates;

•	by officers, directors, employees and retirees of any sub-advisers of any PNC Fund, co-administrators, transfer agent, distributor and custodian and members of their immediate families;

•	by direct transfer or rollover from a qualified plan for which affiliates of PNC serve as trustee or agent (or certain institutions having relationships with affiliates of PNC);

•	by investors purchasing through payroll deduction or investors investing through “one stop” networks;

83

•	by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients; and

•	through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.™ Check with your broker-dealer to see if you qualify for this exemption.
Repurchase of Class A Shares
You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, PNC Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify PNC Funds when you send in your purchase order that you are repurchasing shares and would like to exercise this option.
Contingent Deferred Sales Charges
If you redeem your Class A Shares of the Funds (except the Limited Maturity Bond and Ultra Short Bond Funds) purchased in the amount of $1,000,000 or more, without a sales charge, within 18 months after your purchase, you will pay a contingent deferred sales charge of 0.50%. If you redeem your Class A Shares of the Limited Maturity Bond Fund purchased in the amount of $1,000,000 or more, without a sales charge, within 18 months after your purchase, you will pay a contingent deferred sales charge of 0.25%. No contingent deferred sales charge will be charged if you redeem Class A Shares of the Ultra Short Bond Fund purchased without a sales charge in the amount of $1,000,000 or more.
You do not pay a sales charge when you purchase Class C Shares. The offering price of Class C Shares is simply the next calculated NAV. If you redeem your Class C Shares within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00% on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request.
The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges for the same Class of Shares of another PNC Fund. There is no conversion feature for Class C Shares.
When an investor redeems shares, they are redeemed first from those shares that are not subject to the contingent deferred sales charge (i.e., shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the shares that have been held the longest.
The contingent deferred sales charge will be waived if you redeem your Class C Shares for the following reasons:
•	redemptions following the death or disability of a shareholder;

•	redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

•	minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

•	redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

•	redemptions by a settlor of a living trust;

•	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size;

•	return of excess contributions;

•	redemptions following the death or disability of both shareholders in the case of joint accounts;

•	exchange of Class C Shares of a PNC Fund for Class C Shares of another PNC Fund;

84

•	distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

•	exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

•	redemptions by participants in a qualified plan who transfer funds from a PNC Fund to a non-PNC Fund available through the plan.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. On purchases of Class A Shares (except the Ultra Short Bond Fund) of $1,000,000 or more, a payment may be made to the selected dealer in an amount not to exceed 0.50% of the amount invested (0.25% for the Limited Maturity Bond Fund). When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.
From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
How to Redeem Your Fund Shares
Shareholders may redeem shares by following the procedures described below.

Online	pncfunds.com
The minimum amount for Internet redemptions is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize a Systematic Withdrawal Plan, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Telephone	1-800-622-FUND (3863)
Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder’s address or bank account on record.

By Mail	Provide redemption instructions with your name, fund name, share class, your account number and the amount you would like to sell in dollars or shares. These instructions must be signed by each owner of the account or authorized signatory.

Mail the instructions to:

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9795 Providence, RI 02940-9795

Overnight delivery to:

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

85

Systematic Withdrawal Plan	If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the annual amounts withdrawn do not exceed 10% of the account. The proceeds of each withdrawal will be mailed to you by check or via electronic transfer to your bank checking or savings account. Participation in this program can be arranged when completing an account application or an Account Maintenance Form, via the Internet, or calling 1-800-622-FUND (3863).

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.
Signature Guarantee
The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund’s.
We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.
To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.
Receiving Your Money
If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to redeem $100,000 or more of your shares, please notify PNC Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see “Signature Guarantee” above).
Redemption requests will be processed at the next NAV determined, after the Fund receives your request in good order, less any applicable deferred sales charge. Good order means that complete information is provided for your sale request. See “Contingent Deferred Sales Charges” for information concerning the application of contingent deferred sales charges.
Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. PNC Funds does not charge a fee to wire your funds; however, your institution may charge a fee.
If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase). If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.
Redemptions in Kind
We generally pay redemption proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemptions in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

86

Involuntary Sale of Your Shares
If your account balance drops below $1,000, you may be required to redeem your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.
Suspension of Your Right to Redeem Your Shares
PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:
(a)	trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)	the NYSE is closed for reasons other than customary weekend and holiday closings;

(c)	the SEC has by order permitted the Fund’s suspension; or

(d)	an emergency exists, as determined by the SEC, as a result of which: (i) disposal by PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for PNC Funds to determine the fair market value of its net assets.
Telephone and Internet Transactions
Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Funds’ transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds’ transfer agent over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Funds’ transfer agent has followed reasonable procedures to confirm the authenticity of instructions.
Customer Identification Program
Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.
Limitations on Purchases, Exchanges and Redemptions
PNC Funds’ Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund’s market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.
There is no guarantee that PNC Funds or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of PNC Funds and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.
Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund’s portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds’ portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated (“time-zone arbitrage”). For additional information on time zone

87

arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.
General Trading Limits: Fund shareholders are limited to no more than one “round trip” transaction — a fund purchase followed shortly by a corresponding sale (redemption or exchange) — during a 60-day period. If more than one “round trip” transaction occurs in an account, there must be at least 60 calendar days between the initiation of each transaction.
PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.
If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:
•	Reject a purchase or exchange order

•	Delay payment of immediate cash redemption proceeds for up to seven calendar days

•	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges or “round trips”)

•	Limit the amount of any exchange
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
Each Fund has adopted separate distribution plans with respect to Class A Shares and Class C Shares, pursuant to Rule 12b-1 under the 1940 Act, that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. The Board of Trustees has approved a contractual commitment whereby actual distribution fees for Class A Shares are limited to no more than 0.01% with respect to the High Yield Bond Fund, 0.02% with respect to the Michigan Intermediate Municipal Bond and Pennsylvania Intermediate Municipal Bond Funds and 0.03% with respect to each other Fund. The commitment continues through September 30, 2011, at which time the Board will determine whether to renew, review or discontinue it.
Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75% for each Fund offered in this prospectus.
Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares and Class C Shares for these shareholder services.
The Funds’ underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the underwriter from any sales charge it receives or from any other source available to it. Under any such program, the underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS
All of the Funds listed in this prospectus distribute income on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive a distribution. You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at pncfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.
The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents.

88

You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Fund Distributions
Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in the following January are taxable as if they were paid on December 31.
Distributions of investment income and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you at ordinary income rates, except that the Tax Exempt Bond Funds also expect to make distributions that are exempt from federal income tax, as discussed further below. Distributions attributable to the net capital gain of a Fund (“capital gain dividends”) will generally be taxable to you as long-term capital gain, regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, the maximum federal income tax long-term capital gain rate applicable to individuals is currently 15%. However, unless Congress extends this rate reduction (and whether it will do so is currently unclear), a sunset provision provides that the maximum long-term capital gains rate will increase to 20% for taxable years beginning on or after January 1, 2011. You will be notified annually of the tax status of distributions paid to you.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. However, you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Redemptions or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange, or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, all or a portion of any loss realized on a disposition of shares of a Fund will be disallowed under “wash sale” rules if other shares of the same Fund are purchased within 30 days before or after the disposition, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. Any loss realized upon a taxable disposition of shares of a Tax Exempt Bond Fund held by you for six months or less will be disallowed to the extent of any exempt-interest dividends (defined below) received by you with respect to such shares.
IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan, will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.
Tax Exempt Bond Funds
The Tax Exempt Bond Funds anticipate that substantially all of their distributions from net investment income will be “exempt-interest dividends,” which are exempt from federal income tax. However, exempt-interest dividends may be subject to state and local taxes. In addition, distributions that are derived from investments in securities the income from which is not exempt from federal income tax and distributions of short and long-term capital gains will be taxable to you, as described above. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Bond Fund generally will not be deductible for federal income tax purposes.

89

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes. You should consult your tax advisors regarding these matters.
Backup Withholding
A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon redemption of Fund shares payable to shareholders who fail to provide a correct tax identification number in the manner required, who have under-reported dividend or interest income, or who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
U.S. Federal Tax Treatment of Foreign Shareholders
All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences of an investment in a Fund.
State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Maryland Tax Exempt Bond Fund intends to distribute income that is exempt from Maryland income taxes. The Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. The Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
More information about taxes is in the Statement of Additional Information.

90

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Class A Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s or share class’ operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
The financial highlights for the fiscal year ended May 31, 2011 have been audited by [ ], Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the annual report dated May 31, 2011 and are incorporated by reference into the Statement of Additional Information.
You can obtain the Funds’ annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).
[FINANCIAL PRINTER TO INSERT FINANCIAL HIGHLIGHTS AFTER AUDIT]

91

Investment Adviser
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Underwriter
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

BOARD OF TRUSTEES

John G. Drosdick	Richard W. Furst
Chairman and Nominating Committee Chairman
Retired Chairman, CEO Sunoco, Inc.
Director:
   United States Steel Corporation
   H.J. Heinz Company

Dorothy A. Berry
President, Talon Industries, Inc.
Chairman and Director:
   Professionally Managed Portfolios
Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky
Director:
   Central Bank & Trust Co.
   Central Bancshares

Dale C. LaPorte
Legal Compliance Committee Chairman
Retired Senior Vice President and General Counsel,
Invacare Corporation
Director:
Invacare Corporation

L.White Matthews III Audit Committee Chairman Retired; Chairman and Director Ceridian Corporation Chairman and Director: Constar International Inc. Director: Matrixx Initiatives, Inc. Imation Corp.

Edward D. Miller, M.D. Dean and Chief Executive Officer, Johns Hopkins Medicine Director: Care Fusion
PNC Funds Trustees also serve as Trustees of PNC Advantage Funds and Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for
Statement of Additional Information (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Funds and is available, free of charge, on the Funds’ website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
The Annual and Semi-Annual reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds’ website.
To Obtain More Information:
By Internet:
pncfunds.com
By Telephone:
Call 1-800-622-FUND (3863)
By Mail:
PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
PNC Funds’ Investment Company Act registration number is 811-4416

PNC FUNDS
PROSPECTUS
CLASS I SHARES
OCTOBER 1, 2011

FIXED INCOME FUNDS	TAX EXEMPT BOND FUNDS
Bond Fund (PFDIX)	Intermediate Tax Exempt Bond Fund (PTIIX)
Government Mortgage Fund (PTGIX)	Maryland Tax Exempt Bond Fund (PDITX)
High Yield Bond Fund (PIHBX)	Michigan Intermediate Municipal Bond Fund (PBFIX)
Intermediate Bond Fund (PIKIX)	Ohio Intermediate Tax Exempt Bond Fund (POXIX)
Limited Maturity Bond Fund (PMYIX)	Pennsylvania Intermediate Municipal Bond Fund (PIBIX)
Total Return Advantage Fund (PTVIX)	Tax Exempt Limited Maturity Bond Fund (PDLIX)
Ultra Short Bond Fund (PNCIX)
If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 1-800-622-FUND (3863).
Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER
PNC CAPITAL ADVISORS, LLC

PNC BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

2

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

3

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. Performance information prior to June 9, 2000 represents the performance of the Parkstone Bond Fund which was reorganized into the Fund on that date. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_288/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.42%	10.11%	4.05%	3.78%	2.19%	4.25%	6.28%	0.61%	9.13%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [    ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.

4

Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

5

PNC GOVERNMENT MORTGAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

6

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, as well as obligations issued or guaranteed by the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund may invest a portion of its assets up to 20% in other types of investments including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

7

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. Performance information prior to June 10, 2000 represents the performance of the Parkstone U.S. Government Income Fund which was reorganized into the Fund on that date. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_317/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.61%	8.19%	2.13%	4.20%	2.22%	4.70%	6.58%	7.66%	5.91%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.

8

Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title

Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

9

PNC HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income along with capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Total Annual Fund Operating Expenses[1]	[ ]	%
Fee Waiver and Expense Reimbursement[2]	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	[ ]	%

[1]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[2]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.75%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

10

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is to provide a high level of current income along with capital appreciation.
Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The term “high yield” is generally understood to describe debt securities that are rated below investment grade (“junk bonds”). The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.
The Fund may invest in foreign securities, including securities of issuers in emerging markets.
In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

11

High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_430/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2009	2010
43.90%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		(4/29/08)
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%
Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) (since inception date 4/29/08)	[ ]	%	[ ]	%

12

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	3	Managing Director and Chief Investment Officer of Taxable Fixed Income
Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager
Kenneth F. Karwowski, CFA	3	Portfolio Manager
Mark A. Lozina, CFA	3	Senior Portfolio Manager
Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

13

PNC INTERMEDIATE BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

14

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.

15

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_294/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.97%	9.84%	4.10%	2.73%	1.35%	3.81%	6.64%	3.25%	8.63%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

16

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Management Team

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

17

PNC LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

18

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

19

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
9.20%	5.46%	2.33%	0.99%	1.78%	4.32%	6.03%	3.60%	5.79%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years

Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Merrill Lynch 1-3 Year U.S. Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

20

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	7	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

21

PNC TOTAL RETURN ADVANTAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Acquired Fund Fees and Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

22

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as “junk bonds.” Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

23

High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
Performance information below represents the performance of the PNC Total Return Bond Fund (the “Acquired Bond Fund”) a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired Bond Fund. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_435/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

6.41%	7.24%	4.31%	4.50%	2.50%	4.05%	5.76%	5.31%	10.41%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]-%		([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.

24

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	7	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

25

PNC ULTRA SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

26

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
If a security is downgraded, PNC Capital Advisors, LLC (the “Adviser”) will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

27

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2003	2004	2005	2006	2007	2008	2009	2010

1.76%	1.05%	2.24%	4.42%	5.61%	4.36%	2.81%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

Since
Inception
	1 Year		5 Years		(12/2/02)
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) (since inception date 11/30/02)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

28

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income

Timothy D. Compan, Jr., CFA	2	Senior Portfolio Manager

Mark A. Lozina, CFA	9	Senior Portfolio Manager

Sean T. Rhoderick, CFA	2	Senior Portfolio Manager
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

29

PNC INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	[ ] %
Acquired Fund Fees and Expenses[1]	[ ] %
Total Annual Fund Operating Expenses[2]	[ ] %
Fee Waiver and Expense Reimbursement[3]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	[ ] %

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[3]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

30

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.
The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.

31

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC National Tax-Exempt Bond Fund (the “Acquired Tax-Exempt Bond Fund”), a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired Tax-Exempt Bond Fund. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

3.96%	6.98%	3.68%	2.34%	0.91%	3.37%	3.62%	3.53%	6.57%	[ ]

Best Quarter	[ ]%	([ ])
Worst Quarter	-[ ]%	([ ])
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index (the “S&P Intermediate Index”). The Fund has selected the S&P Intermediate Index because the Adviser believes the S&P Intermediate Index (i) better reflects the mandate of the Fund and management style of the Adviser and (ii) provides the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.

32

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	4	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

33

PNC MARYLAND TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ] %
Total Annual Fund Operating Expenses[2]	[ ] %
Fee Waiver and Expense Reimbursement [3]	[ ] %
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	[ ] %

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[3]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through September 30, 2012, at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

34

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund will invest in securities of varying maturity.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities.. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in

35

investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Maryland to be inserted].
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. The performance set forth below is based on the performance of corresponding classes of the PNC Maryland Tax-Exempt Bond Fund (the “Predecessor Maryland Tax Exempt Bond Fund”), which was reorganized into the Fund on February 8, 2010. The Predecessor Maryland Tax Exempt Bond Fund was managed by the Adviser and its predecessors for the periods shown below. Prior to September 30, 2002, the quoted performance of Class I Shares reflects the performance of the Institutional Shares, a separate class of shares of the Predecessor Maryland Tax Exempt Bond Fund not offered by this prospectus; adjusted to reflect the expenses of Class I Shares. Class I Shares of the Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_433/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.13%	7.35%	3.39%	2.37%	1.38%	3.55%	3.30%	2.23%	7.33%	[ ]

Best Quarter	[ ]%	([ ])
Worst Quarter	-[ ]%	([ ])
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.

36

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays Capital Quality Intermediate Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Maryland Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Maryland Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	4	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Maryland personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

37

PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide income exempt from regular federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Acquired Fund Fees and Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

38

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Michigan to be inserted].

39

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of broad measures of market performance. Performance information prior to June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund, which was reorganized into the Fund on that date. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID323/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.62%	8.33%	4.09%	1.84%	1.16%	3.22%	4.16%	3.31%	4.65%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class I Shares
Returns Before Taxes	[ ]%	[ ]%	[ ]%
Returns After Taxes on Distributions[1]	[ ]%	[ ]%	[ ]%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]%	[ ]%	[ ]%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
S&P/Investortools Michigan Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Michigan Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.

40

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	2	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Michigan personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of this prospectus.

41

PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]

42

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. A vote of the Fund’s shareholder is necessary to change the Fund’s fundamental policy. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Ohio to be inserted].
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

43

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_333/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.46%	8.79%	3.77%	2.08%	1.61%	3.59%	4.00%	3.48%	5.69%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
S&P/Investortools Ohio Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Ohio Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.

44

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

Name	Years as Fund Portfolio Manager	Title
Adam Mackey	2	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Ohio personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of this prospectus.

45

PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

46

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) considers each security’s yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Single State Risk. [Risk disclosure specific to Pennsylvania to be inserted].

47

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_338/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
4.44%	8.20%	3.89%	2.02%	1.65%	3.53%	4.24%	2.95%	6.20%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

S&P/Investortools Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

S&P/Investortools Pennsylvania Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Intermediate Municipal Bond Index and the secondary benchmark for the Fund will be the S&P/Investortools Pennsylvania Municipal Bond Index (the “Indices”). The Fund has selected the Indices because the Adviser believes the Indices (i) better reflect the mandate of the Fund and management style of the Adviser and (ii) provide the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.

48

MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adam Mackey	2	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax and Pennsylvania personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

49

PNC TAX EXEMPT LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
 (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses[1]	[ ]	%
Total Annual Fund Operating Expenses[2]	[ ]	%
Fee Waiver and Expense Reimbursement[3]	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	[ ]	%

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

[3]	The Fund’s investment adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through September 30, 2011, at which time the Fund’s investment adviser will determine whether to renew, revise or discontinue it.

50

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the “Adviser”) monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.
High Yield Bond Risk. Debt securities that are rated below investment grade (“junk bonds”) may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity

51

in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund’s yield could decline due to falling interest rates and the market prices of the Fund’s fixed income investments could decline due to an increase in market interest rates.
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund’s investments in fixed income securities will be more volatile during periods of widening credit spreads.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance. The performance set forth below is based on the performance of corresponding classes of the PNC Tax-Exempt Limited Maturity Bond Fund (the “Predecessor Tax Exempt Limited Maturity Bond Fund”), which was reorganized into the Fund on February 8, 2010. The Predecessor Tax Exempt Limited Maturity Bond Fund was managed by the Adviser and its predecessors for the periods shown below. Prior to September 30, 2002, the quoted performance of Class I Shares reflects the performance of the Institutional Shares, a separate class of shares of the Predecessor Tax Exempt Limited Maturity Bond Fund not offered by this prospectus; adjusted to reflect the expenses of Class I Shares. Class I Shares of the Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_434/Overview.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
5.35%	5.44%	2.06%	0.93%	0.62%	2.68%	4.35%	4.38%	4.55%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	-[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.

52

Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares
Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions[1]	[ ]	%	[ ]	%	[ ]	%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	[ ]	%	[ ]	%	[ ]	%

Barclays Capital Mutual Fund Short Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

S&P/Investortools Short Intermediate Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2010, the primary benchmark for the Fund will change to the S&P/Investortools Short Intermediate Municipal Bond Index (the “S&P Intermediate Index”). The Fund has selected the S&P Intermediate Index because the Adviser believes the S&P Intermediate Index (i) better reflects the mandate of the Fund and management style of the Adviser and (ii) provides the Adviser with daily transparency, and therefore improves the detail of information that the Adviser uses in evaluating and apportioning risk.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers

	Years as Fund
Name	Portfolio Manager	Title
Adam Mackey	4	Managing Director
TAX INFORMATION
The Fund seeks to earn income and pay dividends exempt from federal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

53

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange (“NYSE”) is open.
By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).
By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9795, Providence, Rhode Island 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments: There is no minimum investment amount.
Minimum Subsequent Investments: There is no minimum subsequent investment amount.
Payments to Broker Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

54

DETAILS ABOUT THE FUNDS
More Information About Investment Objectives and Principal Investment Strategies
PNC Funds were formerly known as “Allegiant Funds.” Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
This section provides additional information about the principal investment strategies utilized by the Funds. For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments and money market instruments. These instruments would not ordinarily be consistent with a Fund’s principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund’s investment objective.
A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.
PNC Bond Fund
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Government Mortgage Fund
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, as well as obligations issued or guaranteed by the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

55

The Fund may invest a portion of its assets up to 20% in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PNC High Yield Bond Fund
The Fund’s investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed at any time without a shareholder vote.
Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The term “high yield” is generally understood to describe debt securities that are rated below investment grade (“junk bonds”). Junk bonds are debt securities that are rated below BBB by Standard & Poor’s Ratings Group or Baa by Moody’s Investors Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.
The Fund may invest in foreign securities, including securities of issuers in emerging markets.
While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.
In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Intermediate Bond Fund
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Limited Maturity Bond Fund
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets

56

plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PNC Total Return Advantage Fund
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as “junk bonds.” Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund does not intend to invest in junk bonds rated by Standard & Poor’s at the time of purchase below C or that are of equivalent quality as determined by the Adviser. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Ultra Short Bond Fund
The Fund invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond’s value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund’s duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund’s average duration to take advantage of either an expected increase or decrease in interest rates.

57

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser’s view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PNC Intermediate Tax Exempt Bond Fund
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser (as defined below) considers each security’s yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.
PNC Maryland Tax Exempt Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. The Fund will invest in securities of varying maturity. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.
In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PNC Michigan Intermediate Municipal Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.

58

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.
In selecting securities for the Fund to buy and sell, the Adviser considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.
PNC Ohio Intermediate Tax Exempt Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
In selecting securities for the Fund to buy and sell, the Adviser considers each security’s yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
PNC Pennsylvania Intermediate Municipal Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
In selecting securities for the Fund to buy and sell, the Adviser considers each security’s yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.
PNC Tax Exempt Limited Maturity Bond Fund
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated

59

below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
Information on Additional Investment Policies
Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices.
See the Statement of Additional Information for more detail on the investment policies of the Funds.
Derivatives and Futures Contracts
In fulfilling the 80% investment requirement referred to above under “More Information About Investment Objectives and Principal Investment Strategies,” a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks, see the Statement of Additional Information.
Securities Lending
The Fixed Income Funds may lend their portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Funds will receive collateral from the borrower equal to at least 101.5% of the market value of the securities loaned. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.
Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.
Repurchase Agreements
Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller’s debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.
Cash Management
Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and the PNC Advantage Funds, a separate investment company affiliated with PNC Funds.
Convertible Securities
The Fixed Income Funds may invest in convertible securities, which have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.
Foreign Securities
Each of the Fixed Income Funds may invest in foreign securities. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or

60

unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and, in turn, a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
Investments in foreign securities denominated in foreign currencies involve additional risks, including:
•	The value of a Fund’s assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

•	A Fund may incur substantial costs in connection with conversions between various currencies;

•	A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

•	Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.
More Information About Principal Risks
The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.
The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
This section provides additional information about the principal risks of investing in the Funds.

							High					Pre-
	Active					Government	Yield			Municipal	Non-	Payment/	Single
	Trading	Call	Credit	Derivatives	Foreign	Securities	Bond	Interest	Market	Obligations	Diversification	Extension	State	Tax
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Rate Risk	Risk	Risk	Risk	Risk	Risk	Risk
Fixed Income Funds
Bond Fund	X		X	X		X		X	X
Government Mortgage Fund	X		X			X		X	X			X
High Yield Bond Fund	X		X	X	X		X	X	X			X
Intermediate Bond Fund	X		X	X	X	X		X	X			X
Limited Maturity Bond Fund	X		X			X		X	X			X
Total Return Advantage Fund	X		X	X		X	X	X	X			X
Ultra Short Bond Fund	X		X			X		X	X			X
Tax Exempt Bond Funds
Intermediate Tax Exempt Bond Fund		X	X					X	X	X				X
Maryland Tax Exempt Bond Fund		X	X	X			X	X	X	X	X		X	X

61

							High					Pre-
	Active					Government	Yield			Municipal	Non-	Payment/	Single
	Trading	Call	Credit	Derivatives	Foreign	Securities	Bond	Interest	Market	Obligations	Diversification	Extension	State	Tax
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Rate Risk	Risk	Risk	Risk	Risk	Risk	Risk
Michigan Intermediate Municipal Bond Fund		X						X	X	X	X		X	X
Ohio Intermediate Tax Exempt Bond Fund		X	X					X	X	X	X		X	X
Pennsylvania Intermediate Municipal Bond Fund		X	X					X	X	X	X		X	X
Tax Exempt Limited Maturity Bond Fund		X	X	X			X	X	X	X				X
Active Trading Risk. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund’s shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund’s shareholders.
Call Risk. A Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond’s call price and may have to reinvest in securities with a lower yield.
Credit Risk. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. A Fund’s investments in U.S. government securities is not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
For the Intermediate Tax Exempt Bond, Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Limited Maturity Bond Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.
In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.
Derivatives Risk. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments.
Certain Funds may engage in a variety of transactions using “derivatives,” such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and to the extent that derivatives are used, a Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. If the Fund enters into a derivatives transaction as a substitute for taking a position in an underlying asset, the Fund is subject to the risk that the derivatives transaction may not provide a return that corresponds with the underlying investment.

62

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to a Fund.
If a Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Government Securities Risk. Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.
High-Yield Bond Risk. Investments in high-yield, lower rated securities (“junk bonds”) involve greater risk than investments in investment grade securities. Such risks include:
•	A greater risk of price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.

•	The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•	A greater risk of default than investments in investment-grade securities due to the predominantly speculative nature of the issuer’s ability to make principal and interest payments.

•	Market prices for high-yield, lower rated securities may be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

•	The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

•	Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund’s interests.
Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.

63

Market Risk. The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa and the volatility of lower rated securities is greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Government Mortgage Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Bond, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Intermediate Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Funds are also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds are also subject to the risk that the relevant state-specific municipal securities in which they invest may underperform other segments of the fixed income markets or the fixed income markets as a whole.
Non-Diversification Risk. The Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds are non-diversified under the 1940 Act, which means that the Funds may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Prepayment/Extension Risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rates tend to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates.
The rate of prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Adviser may have anticipated. The market values of securities with longer maturities tend to be more volatile.
The Funds may invest in other fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.
Single State Risk. A Fund’s focus on investments in securities of issuers located in Maryland (in the case of the Maryland Tax Exempt Bond Fund), Michigan (in the case of the Michigan Intermediate Municipal Bond Fund), Ohio (in the case of the Ohio Intermediate Tax Exempt Bond Fund) and Pennsylvania (in the case of the Pennsylvania Intermediate Municipal Bond Fund) leaves each Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. By concentrating its investments in a particular state, a Fund may be more susceptible to factors adversely affecting issuers of that state’s municipal bonds than a comparable fund that does not concentrate in a single state.
Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences such as the taxation of the interest income from such securities. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

64

Disclosure of Portfolio Holdings
Each Fund publishes on the Funds’ website (pncfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds’ website portfolio holdings information as of each month-end. Such publication is subject to a fifteen business day lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds’ website until the date on which a Fund files its next quarterly portfolio holdings report with the SEC on Form N-CSR or Form N-Q. For more information on the Funds’ policies and procedures with respect to the disclosure of portfolio securities, see the Funds’ Statement of Additional Information, which is available, free of charge, on the Funds’ website (pncfunds.com).
INVESTMENT ADVISER AND INVESTMENT TEAMS
PNC Capital Advisors, LLC (“PNC Capital” or the “Adviser”) is the investment adviser to the Funds and is located at Two Hopkins Plaza, Baltimore, MD 21201. [     ] As of June 30, 2011, the Adviser had approximately $[     ] billion in assets under management.
The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board of Trustees of PNC Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.
The table below shows the management fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund’s contractual management fee:

	Management Fees Paid
	as a Percentage of
	Average		Contractual
	Net Assets for the Fiscal		Management Fee as a
	Year Ended		Percentage of Average Net
Fund Name	May 31, 2011		Assets
Bond Fund	[ ]	%	0.45%
Government Mortgage Fund	[ ]	%	0.40%
High Yield Bond Fund	[ ]	%	0.50%[1]
Intermediate Bond Fund	[ ]	%	0.40%
Limited Maturity Bond Fund	[ ]	%	0.35%
Total Return Advantage Fund	[ ]	%	0.40%
Ultra Short Bond Fund	[ ]	%	0.20%
Intermediate Tax Exempt Bond Fund	[ ]	%	0.40%[1]
Maryland Tax Exempt Bond Fund	[ ]	%	0.40%[1]
Michigan Intermediate Municipal Bond Fund	[ ]	%	0.40%
Ohio Intermediate Tax Exempt Bond Fund	[ ]	%	0.40%
Pennsylvania Intermediate Municipal Bond Fund	[ ]	%	0.40%
Tax Exempt Limited Maturity Bond Fund	[ ]	%	0.40%[1]
The Adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for certain Funds to the extent a Fund’s Total Annual Fund Operating Expenses exceed the amounts detailed below. This contractual waiver/expense reimbursement excludes certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through September 30, 2012, at which time the Adviser

65

will determine whether to renew, revise or discontinue it. After these waivers, actual “Total Annual Fund Operating Expenses”, including any acquired fund fees and expenses, would be:

		Intermediate	Maryland	Tax Exempt
	High Yield	Tax Exempt	Tax Exempt	Limited Maturity
	Bond	Bond	Bond	Bond
	Class I	Class I	Class I	Class I
Management Fees	[ ] %	[ ] %	[ ] %	[ ] %
Total Annual Fund Operating Expenses	[ ] %	[ ] %	[ ] %	[ ] %
A discussion regarding the basis for the Board’s approval of the interim and new investment advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2010.
Manager of Managers Structure
The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.
Portfolio Management Teams
References to the “Adviser” in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.
Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund

Name	Business experience
Andrew D. Harding Managing Director and Chief Investment Officer of Taxable Fixed Income Years with the Adviser: 11 Industry experience: 30 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Timothy D. Compan, Jr. CFA Senior Portfolio Manager Years with the Adviser: 8 Industry experience: 12 years	Mr. Compan has responsibility for corporate bond portfolio management and trading.

Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P. Mr. Compan had been with Goldman Sachs Asset Management, L.P. since 1999.

Kenneth F. Karwowski, CFA Portfolio Manager, High Yield Years with the Adviser: 5 Industry experience: 24 years	Mr. Karwowski has primary responsibility for high yield investment and strategy.

Prior to joining the Adviser in 2006, Mr. Karwowski served as a senior credit analyst covering several industries in both high yield and investment grade areas for Henderson Global Investors.

Mark A. Lozina, CFA Senior Portfolio Manager Years with the Adviser: 9 Industry experience: 15 years	Mr. Lozina has responsibility for fixed income portfolio management and structured product security analysis. Mr. Lozina has been with the Adviser since 2002.

66

Name	Business experience
Sean T. Rhoderick, CFA Senior Portfolio Manager Years with the Adviser and affiliated entities: 7 Industry experience: 17 years	Mr. Rhoderick has responsibility for fixed income portfolio management and credit analysis. Prior to joining the Adviser in 2004, Mr. Rhoderick was a corporate bond analyst with Freddie Mac.
Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund

Name	Business experience
Adam Mackey Director of Portfolio Management, Municipal Bonds Years with the Adviser and affiliated entities: 10 Industry experience: 15 years	Mr. Mackey has responsibility for portfolio management and trading for municipal bonds. Prior to joining the Adviser in 2011, Mr. Mackey was a municipal bond trader at the Vanguard Group.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is described in the Statement of Additional Information.
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES
This section tells you how to purchase, exchange and redeem Class I Shares of the Funds. The Funds may accept or reject any purchase order.
Class I Shares have no sales charge and no minimum initial investment, except as described below.
Class I Shares may be purchased through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the “Underwriter”) to place trades for institutional accounts, broker products or similar products. In order to purchase Class I Shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations that may be more stringent than the rules and regulations governing a direct investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. Class I Shares may be purchased directly by institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.
Employees, directors, officers and retirees of PNC Funds, the PNC Financial Services Group, Inc. or any of its affiliates, the Fund’s Co-Administrators, Underwriter or any investment sub-adviser to the Funds and their immediate families (spouse, parents, siblings, children and grandchildren) may purchase Class I Shares subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. Planned Investment Programs are subject to a $50 monthly minimum investment.
The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.

67

The Adviser will monitor each Fund’s asset size and, subject to approval by PNC Funds’ Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund’s strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.
How to Purchase and Exchange Fund Shares

	New Account Set Up	Adding to an Existing Account

Online pncfunds.com
•   Visit our site and click on “Account Access” to submit an online application. Or log on to our on-line Forms Center to print an application and mail to the address below.

•   Unless you arrange to pay by wire or Automated Clearing House (“ACH”), write your check, payable in U.S. dollars, to “PNC Funds (Fund name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•   You may place your purchase order on our website using your established banking instructions for payment. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Mail
•   Complete and sign an application. Applications may be requested by calling 1-800-622-FUND (3863) and are also available at pncfunds.com.

•   Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•   Mail the completed and signed account application and your check to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

•   Provide purchase instructions with the fund name, share class, your account number and account registration information.

•   Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•   Mail the instructions and the check to one of the two mailing addresses provided.

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. 400 Computer Drive Westborough, MA 01581-1722

68

	New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer
•   Call Investor Services at 1-800-622-FUND (3863) to set up an account number and to receive a wire control number to be included in the body of the wire.

•   Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.

•   Wiring instructions are as follows:

Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US)
Inc. as Agent for PNC Funds
Further credit: Beneficiary Name
Beneficiary Fund/Account Number

•   If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-622-FUND (3863) to purchase additional shares.

•   If your bank account information is on file, you can request purchases through federal funds wire or electronic transfer through the ACH.

•   To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.

• Complete and sign the account application and mail to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc,
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
400 Computer Drive
Westborough , MA 01581-1722

By Exchange
•   You may exchange your shares of a Fund for the same class of shares of another PNC Fund.

•   Call with your account name, number, and amount of exchange into an existing account (minimum amount is $1,000).

•   You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.

•   If you previously selected the telephone exchange option for your account, call our Investor Services at 1-800-622-FUND (3863) to exchange your shares.

•   To authorize exchanges to your account, please complete an Account Maintenance Form or call Investor Services.

Financial Intermediary
•	Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of PNC Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Funds’ transfer agent on time.

•	Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.

69

•	PNC Funds may authorize certain financial intermediaries to receive, on behalf of PNC Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund’s NAV per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.
Note: If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).
When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
How We Calculate NAV
NAV for one Fund share is the value of that share’s portion of the assets of the Fund less liabilities and class expenses.
In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund’s cash are valued on the basis of amortized cost. Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Funds.
If market prices are not readily available, including when quoted prices are considered to be unreliable by the Adviser, fair value prices will be determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a “thin” market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each Business Day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.
Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the Business Day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds are allocated among the Funds on the basis of average net assets. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.
The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.
General Information Regarding Purchases
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase share on any day that the NYSE is open for business (“Business Day”).

70

PNC Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.
NAV is not calculated on days when the NYSE or Federal Reserve is closed for business. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day’s NAV is 4:00 p.m. Eastern time. However, the Funds may close early on Business Days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.
Certain shareholders may also purchase shares of the money market funds of PNC Advantage Funds ( together with all of the PNC Funds, the “Fund Complex”), investment portfolios of another registered investment company for whom the Adviser provides investment advisory services. The PNC Advantage Funds’ minimum initial investment is $3 million. There is no minimum subsequent investment. The PNC Advantage Funds, at their discretion, may reduce the minimum initial investment for specific shareholders whose aggregate relationship with the Fund Complex is substantially equivalent to the $3 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the PNC Advantage Funds, adequate intent and availability of assets to reach a future level of investment of $3 million in the Fund Complex. Please see the PNC Advantage Funds prospectus for more information.
General Information Regarding Exchanges
You may exchange Class I Shares of one PNC Fund for Class I Shares of another PNC Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.
When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
You may also exchange Class I Shares of the Funds for Institutional Shares of the money market funds of PNC Advantage Funds. Exchanges into Institutional Shares of the PNC Advantage money market funds are subject to certain minimum initial and subsequent investment requirements. Please see a PNC Advantage Funds money market funds prospectus for more information.
Sales Charges
There are no sales charges on the purchase of Class I Shares.
How to Redeem Your Fund Shares
Shareholders may redeem shares by following the procedures described below.

Online	pncfunds.com
The minimum amount for Internet redemptions is $100. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Telephone	1-800-622-FUND (3863)
Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder’s address or bank account on record.

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Funds.
Signature Guarantee
The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund’s.

71

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.
To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.
Receiving Your Money
If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record please notify PNC Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see “Signature Guarantee” above).
Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order. Good order means that your request includes complete information.
Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. PNC Funds does not charge a fee to wire your funds; however, your institution may charge a fee.
If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase). If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.
Redemptions in Kind
We generally pay redemption proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemptions in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.
Involuntary Sale of Your Shares
If your account balance drops below $1,000, you may be required to redeem your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.
Suspension of Your Right to Redeem Your Shares
PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:
(a)	trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)	the NYSE is closed for reasons other than customary weekend and holiday closings;

(c)	the SEC has by order permitted the Fund’s suspension; or

(d)	an emergency exists, as determined by the SEC, as a result of which: (i) disposal by PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for PNC Funds to determine the fair market value of its net assets.

72

Telephone and Internet Transactions
Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Funds’ transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds’ transfer agent over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Funds’ transfer agent has followed reasonable procedures to confirm the authenticity of instructions.
Customer Identification Program
Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.
Limitations on Purchases, Exchanges and Redemptions
PNC Funds’ Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund’s market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.
There is no guarantee that PNC Funds or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of PNC Funds and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.
Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund’s portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds’ portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated (“time-zone arbitrage”). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.
General Trading Limits: Fund shareholders are limited to no more than one “round trip” transaction — a fund purchase followed shortly by a corresponding sale (redemption or exchange) — during a 60-day period. If more than one “round trip” transaction occurs in an account, there must be at least 60 calendar days between the initiation of each transaction.
PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.
If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:
•	Reject a purchase or exchange order

•	Delay payment of immediate cash redemption proceeds for up to seven calendar days

•	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges or “round trips”)

•	Limit the amount of any exchange
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days’ written notice before any material change to the exchange privilege is made.

73

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS
All of the Funds listed in this prospectus distribute income on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive a distribution. You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at pncfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.
The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents.
You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Fund Distributions
Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in the following January are taxable as if they were paid on December 31.
Distributions of investment income and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you at ordinary income rates, except that the Tax Exempt Bond Funds also expect to make distributions that are exempt from federal income tax, as discussed further below. Distributions attributable to the net capital gain of a Fund (“capital gain dividends”) will generally be taxable to you as long-term capital gain, regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, the maximum federal income tax long-term capital gain rate applicable to individuals is currently 15%. However, unless Congress extends this rate reduction (and whether it will do so is currently unclear), a sunset provision provides that the maximum long-term capital gains rate will increase to 20% for taxable years beginning on or after January 1, 2011. You will be notified annually of the tax status of distributions paid to you.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. However, you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Redemptions or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange, or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, all or a portion of any loss realized on a disposition of shares of a Fund will be disallowed under “wash sale” rules if other shares of the same Fund are purchased within 30 days before or after the disposition, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. Any loss realized upon a taxable disposition of shares of a Tax Exempt Bond Fund held by you for six months or less will be disallowed to the extent of any exempt-interest dividends (defined below) received by you with respect to such shares.

74

IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan, will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.
Tax Exempt Bond Funds
The Tax Exempt Bond Funds anticipate that substantially all of their distributions from net investment income will be “exempt-interest dividends,” which are exempt from federal income tax. However, exempt-interest dividends may be subject to state and local taxes. In addition, distributions that are derived from investments in securities the income from which is not exempt from federal income tax and distributions of short and long-term capital gains will be taxable to you, as described above. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Bond Fund generally will not be deductible for federal income tax purposes.
You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes. You should consult your tax advisors regarding these matters.
Backup Withholding
A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon redemption of Fund shares payable to shareholders who fail to provide a correct tax identification number in the manner required, who have under-reported dividend or interest income, or who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
U.S. Federal Tax Treatment of Foreign Shareholders
All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences of an investment in a Fund.
State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Maryland Tax Exempt Bond Fund intends to distribute income that is exempt from Maryland income taxes. The Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. The Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
More information about taxes is in the Statement of Additional Information.

75

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s or share class’ operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
The financial highlights have been audited by [                              ], Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the annual report dated May 31, 2011 and are incorporated by reference into the Statement of Additional Information.
You can obtain the Funds’ annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).
[FINANCIAL PRINTER TO INSERT FINANCIAL HIGHLIGHTS AFTER AUDIT]

76

Investment Adviser
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Underwriter
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

BOARD OF TRUSTEES

John G. Drosdick
Chairman and Nominating Committee Chairman
Retired Chairman, CEO Sunoco, Inc.
Director:
     United States Steel Corporation
     H.J. Heinz Company

Dorothy A. Berry
President, Talon Industries, Inc.
Chairman and Director:
     Professionally Managed Portfolios

Richard W. Furst
Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky
Director:
     Central Bank & Trust Co.
     Central Bancshares

Dale C. LaPorte
Legal Compliance Committee Chairman
Retired Senior Vice President and General Counsel, Invacare Corporation
Director:
     Invacare Corporation

L.White Matthews III
Audit Committee Chairman
Retired; Chairman and Director Ceridian Corporation
Chairman and Director:
     Constar International Inc.
Director:
     Matrixx Initiatives, Inc.
     Imation Corp.

Edward D. Miller, M.D.
Dean and Chief Executive Officer, Johns
Hopkins Medicine
Director:
     Care Fusion

PNC Funds Trustees also serve as Trustees of PNC Advantage Funds and Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for
Statement of Additional Information (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Funds and is available, free of charge, on the Funds’ website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
The Annual and Semi-Annual reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds’ website.
To Obtain More Information:
By Internet:
pncfunds.com
By Telephone:
Call 1-800-622-FUND (3863)
By Mail:
PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
PNC Funds’ Investment Company Act
registration number is 811-4416

PNC FUNDS
PROSPECTUS
CLASS A AND CLASS C SHARES
OCTOBER 1, 2011

MONEY MARKET FUNDS

Government Money Market Fund
Class A	PGAXX

Money Market Fund
Class A	PEAXX
Class C	PECXX

Ohio Municipal Money Market Fund
Class A	POAXX

Pennsylvania Tax Exempt Money Market Fund
Class A	PSAXX

Tax Exempt Money Market Fund
Class A	PXAXX

Treasury Money Market Fund
Class A	PRAXX
If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 1-800-622-FUND (3863).
Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER
PNC CAPITAL ADVISORS, LLC

PNC GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.25%
Distribution (12b-1) Fees			0.03%[1]
Other Expenses			[ ]	%
Shareholder Servicing Fees	[ ]	%
Other	[ ]	%
Total Annual Fund Operating Expenses[2]			[ ]	%[2]

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

2

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

3

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.64%	1.21%	0.49%	0.68%	2.56%	4.45%	4.61%	1.95%	0.14%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

4

PNC MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%		0.25%
Distribution (12b-1) Fees	0.03%[2]		0.75%
Other Expenses	[ ]	%	[ ]	%
Shareholder Servicing Fees	[ ]	%	[ ]	%
Other	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses[3]	[ ]	%	[ ]	%

[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

5

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”) to be of comparable quality).
The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940 . The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

6

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A and Class C Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_347/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [ ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.66%	1.22%	0.53%	0.71%	2.62%	4.52%	4.74%	2.23%	0.12%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares	[ ]	%	[ ]	%	[ ]	%

	1 Year		5 Years		10 Years
Class C Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC is the investment adviser to the Fund.

7

TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

8

PNC OHIO MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.20%
Distribution (12b-1) Fees			0.03%[1]
Other Expenses			[ ]	%
Shareholder Servicing Fees	[ ]	%
Other	[ ]	%[2]
Total Annual Fund Operating Expenses			[ ]	%[3]

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[2]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

9

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (“Ohio municipal money market instruments”). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.
High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the “Adviser”) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. Up to 20% of the Fund’s assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Single State Risk. [Risk disclosure specific to Ohio to be inserted].
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the

10

Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_353/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.42%	0.98%	0.52%	0.66%	1.85%	2.94%	3.17%	1.83%	0.20%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund seeks to earn current income and pay dividends exempt from federal income tax and Ohio personal and corporate income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

11

PNC PENNSYLVANIA TAX EXEMPT MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.20%
Distribution (12b-1) Fees			0.03%[1]
Other Expenses			[ ]	%
Shareholder Servicing Fees	[ ]	%
Other	[ ]	%
Total Annual Fund Operating Expenses[2]			[ ]	%[2]

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

12

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax (“Pennsylvania municipal money market instruments”). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the “Adviser”) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. Up to 20% of the Fund’s assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Single State Risk. [Risk disclosure specific to Pennsylvania to be inserted.]

13

Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.37%	0.99%	0.52%	0.61%	1.84%	2.97%	3.16%	1.72%	0.11%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC is the investment adviser to the Fund.
TAX INFORMATION
The Fund seeks to earn current income and pay dividends exempt from federal income tax and Pennsylvania personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

14

PNC TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current interest income exempt from federal income tax consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.20%
Distribution (12b-1) Fees			0.03%[1]
Other Expenses			[ ]	%
Shareholder Servicing Fees	[ ]	%
Other	[ ]	%
Total Annual Fund Operating Expenses[2]			[ ]	%[2]

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

15

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes (“municipal money market instruments”). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.
High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the “Adviser”) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.

16

Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_360/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.37%	0.94%	0.50%	0.65%	1.85%	2.94%	3.17%	1.78%	0.18%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund seeks to earn high current interest income and pay dividends exempt from federal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

17

PNC TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees
(fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees			0.25%
Distribution (12b-1) Fees			0.03%[1]
Other Expenses			[ ]	%
Shareholder Servicing Fees	[ ]	%
Other	[ ]	%[2]
Total Annual Fund Operating Expenses[3]			[ ]	%[3]

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.

[2]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

18

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

19

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.37%	1.09%	0.40%	0.54%	2.29%	4.13%	4.01%	1.03%	0.02%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class A Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class A Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

20

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.
By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).
By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9795, Providence, Rhode Island 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments:
•	In general, a Fund’s minimum initial investment is $1,000 for Class A and Class C Shares; and

•	The minimum initial investment for shares purchased through a Systematic Investment Program (“SIP”) is $50 for Class A and Class C Shares.
Minimum Subsequent Investments:
•	There is no minimum subsequent investment amount, unless shares are purchased through a SIP; and

•	Shares purchased through a SIP have a $50 minimum subsequent investment requirement.
A Fund’s initial and subsequent investment minimums may be reduced or waived in some cases.
Payments to Broker Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

21

DETAILS ABOUT THE FUNDS
More Information About Investment Objectives and Principal Investment Strategies
PNC Funds were formerly known as “Allegiant Funds.” Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
This section provides additional information about the principal investment strategies utilized by the Funds. Each Fund may hold cash pending investment and may invest up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes. These investments may prevent a Fund from meeting its investment objective.
Additionally, pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and the PNC Advantage Funds, a separate investment company affiliated with PNC Funds.
PNC Government Money Market Fund
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”). The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.
PNC Money Market Fund
The Fund primarily invests in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two NRSROs or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).
The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
PNC Ohio Municipal Money Market Fund
The Fund invests primarily in high quality, short-term Ohio municipal money market instruments. However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.
High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then

22

by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares. Up to 20% of the Fund’s assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
PNC Pennsylvania Tax Exempt Money Market Fund
The Fund invests primarily in high quality, short-term Pennsylvania municipal money market instruments. However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. Up to 20% of the Fund’s assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
PNC Tax Exempt Money Market Fund
The Fund invests primarily in high quality, short-term municipal money market instruments. However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.
High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

23

PNC Treasury Money Market Fund
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

24

More Information About Principal Risks
This section provides additional information about the principal risks of investing in the Funds.

				Govern			Money
	Counter-		Foreign	ment	Interest	Single	Market
	Party	Credit	Investments	Securiti	Rate	State	Fund	Tax	Municipal
	Risk	Risk	Risk	es Risk	Risk	Risk	Risk	Risk	Obligations Risk
Money Market Funds
Government Money Market Fund	X	X		X	X		X
Money Market Fund	X	X	X	X	X		X	X	X
Ohio Municipal Money Market Fund		X			X	X	X	X	X
Pennsylvania Tax Exempt Money Market Fund		X			X	X	X	X	X
Tax Exempt Money Market Fund		X			X		X	X	X
Treasury Money Market Fund					X		X
Counter-Party Risk. Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
Credit Risk. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of a Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.
Foreign Bank Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability. Moreover, certain foreign countries have less developed and less regulated banking systems and auditing, accounting and financial reporting systems than the United States.
Government Securities Risk Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.

25

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Single State Risk. A Fund’s focus on investments in securities of issuers located in Ohio (in the case of the Ohio Municipal Money Market Fund) and Pennsylvania (in the case of the Pennsylvania Tax Exempt Money Market Fund) leaves each Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential.
Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
Disclosure of Portfolio Holdings
Each Fund publishes on the Funds’ website (pncfunds.com) and files with the SEC its complete portfolio holdings monthly. The publication and filing is subject to a five business day lag and will provide portfolio holdings as of the last business day of the previous month. Additionally, the Funds are required to file a quarterly portfolio holdings report with the SEC on Form N-CSR and Form N-Q. For more information on the Funds’ policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds’ website (pncfunds.com).
INVESTMENT ADVISER AND INVESTMENT TEAMS
PNC Capital Advisors, LLC (“PNC Capital” or the “Adviser”) is the investment adviser to the Funds located at Two Hopkins Plaza, Baltimore, MD 21201. As of June 30, 2011, the Adviser had approximately $[  ] billion in assets under management.
The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board of Trustees of PNC Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.
The table below shows the management fees (after all fee waivers and expense reimbursements) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund’s contractual management fee. Fees are stated as a percentage of net assets for the fiscal year ended May 31, 2011.

26

	Government		Ohio	Pennsylvania		Treasury
	Money	Money	Municipal	Tax Exempt	Tax Exempt	Money
	Market	Market	Money	Money Market	Money	Market
	Fund	Fund	Market Fund	Fund	Market Fund	Fund
Management Fees	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %
Paid After the Adviser’s Fee Waivers
Contractual	0.25%	0.25%	0.20%	0.20%	0.20%	0.25%
Management Fee
Voluntary Fee Waivers
     The “Total Annual Fund Operating Expenses” in the Funds’ Fees and Expenses tables do not reflect voluntary fee waivers and expense reimbursements undertaken by the Adviser. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees, so that the Funds shall bear no expenses related to such Fees. Additionally, the Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Funds. These voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.
     After giving effect to these voluntary waivers, expense reimbursements or suspensions noted above, “Total Annual Fund Operating Expenses” would be lower than the “Total Annual Fund Operating Expenses” in the Funds’ Fees and Expenses tables, as shown below:

	Government					Ohio	Pennsylvania		Treasury
	Money					Municipal	Tax Exempt	Tax Exempt	Money
	Market					Money	Money Market	Money	Market
	Fund	Money Market Fund				Market Fund	Fund	Market Fund	Fund
	Class A	Class A		Class C		Class A	Class A	Class A	Class A
Total Annual Fund Operating Expenses	[ ] %	[ ]	%	[ ]	%	[ ] %	[ ] %	[ ] %	[ ] %
A discussion regarding the basis for the Board’s approval of the interim and new investment advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2009.
Manager of Managers Structure
The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES
This section tells you how to purchase, exchange and redeem Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.
Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments.
Class A Shares
•	No front-end sales charge

•	12b-1 fees up to 0.10% of net assets

•	Shareholder servicing fees up to 0.25% of net assets

•	$1,000 minimum initial investment — no subsequent minimum investment

•	Does not convert to any other share class

27

•	$50 minimum monthly investment through Planned Investment Program
Class A Shares are for individuals, corporate investors and retirement plans.
Class C Shares:
•	Exchange only from a PNC Funds non-money market fund or arrange for a Systematic Exchange Program (or initial purchase through retirement plans)

•	No front-end sales charge

•	Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)(not applicable to initial purchases by retirement plans

•	12b-1 fees up to 0.75% of net assets

•	Shareholder servicing fees up to 0.25% of net assets

•	$1,000 minimum initial investment — no subsequent minimum investment

•	Does not convert to any other share class

•	$50 minimum monthly investment through Planned Investment Program
Class C Shares are for individuals, corporate investors and retirement plans.
For investors purchasing Class A or Class C Shares through a Planned Investment Program, the minimum initial investment is $50. See “Planned Investment Program” on page [__[. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).
Class C Shares of the PNC Money Market Fund are also available via an exchange from Class C Shares of another Fund of PNC Funds. You may purchase Class C Shares of the PNC Money Market Fund as part of your initial investment only through a retirement plan or if you are participating in a Systematic Exchange Program (see page [__]).
The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services, including 12b-1 fees. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.
The Adviser will monitor each Fund’s asset size and, subject to approval by PNC Funds’ Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund’s strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

28

How to Purchase and Exchange Fund Shares

	New Account Set Up	Adding to an Existing Account
Online pncfunds.com
•Visit our site and click on “Account Access” to submit an online application. Or log on to our on-line Forms Center to print an application and mail to the address below.
• Unless you arrange to pay by wire or Automated Clearing House (“ACH”), write your check, payable in U.S. dollars, to “PNC Funds (Fund name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•You may place your purchase order on our website using your established banking instructions for payment. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Mail
• Complete and sign an application. Applications may be requested by calling 1-800-622-FUND (3863) and are also available at pncfunds.com.

• Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

• Mail the completed and signed account application and your check to:
PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

• Provide purchase instructions with the fund name, share class, your account number and account registration information.

• Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

• Mail the instructions and the check to one of the two mailing addresses provided.

29

	New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer
• Call Investor Services at 1-800-622-FUND (3863) to set up an account number and to receive a wire control number to be included in the body of the wire.

• Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.

• Wiring instructions are as follows:
Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US) Inc. as Agent for PNC Funds
Further credit: Beneficiary Name Beneficiary Fund/Account Number
• Complete and sign the account application and mail to:

• If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-622-FUND (3863) to purchase additional shares.

• If your bank account information is on file, you can request purchases through federal funds wire or electronic transfer through the ACH.

• To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9795 Providence, RI 02940-9795

Overnight delivery to:

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

Planned Investment Program (systematic investing)
• With a $50 minimum initial investment, you may purchase Class A or Class C Shares automatically through regular deductions from your regular checking or savings bank account in amounts of at least $50 per month per account.

• You may arrange for participation in this program when a new account is established.

• With current bank account information on your account, participation in the program can be arranged via the Internet or by calling 1-800-622-FUND (3863).

• For existing accounts, without bank account information, participation can be arranged by completing an Account Maintenance Form with banking information. This form must include a signature guarantee by a bank or other financial institution.

By Exchange
• You may exchange your shares of a Fund for the same class of shares of another PNC Fund.

• Call with your account name, number, and amount of exchange into an existing account (minimum amount is $1,000).

• You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.

• If you previously selected the telephone exchange option for your account, call our Investor Services at 1-800-622-FUND (3863) to exchange your shares.

• To authorize exchanges to your account, please complete an Account Maintenance Form or call Investor Services.

30

Systematic Exchange Program
•	You may exchange shares of a PNC Fund for any other PNC Fund of the same class automatically, at periodic intervals. If you would like to enter a program concerning Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.

•	You may arrange for participation in this program via the Internet at pncfunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.
Financial Intermediary
•	Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of PNC Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Funds’ transfer agent on time.

•	PNC Funds may authorize certain financial intermediaries to receive, on behalf of PNC Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund’s NAV per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

•	Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.
Note: If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).
When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
How We Calculate the NAV
The NAV for one Fund share is the value of that share’s portion of the assets of the Fund less liabilities and class expenses.
In calculating the NAV, for the money market funds, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons by the Adviser, a Fund will value its portfolio at market price or fair value prices determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees.
The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.
General Information Regarding Purchases
     Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).PNC Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.
The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form which, in some cases, may require receipt of payment for shares to be considered in proper form, mainly for ACH purposes. The following table shows when the daily NAV is calculated for each of the Funds and the deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day’s NAV:

31

Deadline for
submitting purchase
orders to the transfer
agent to receive the
	Time of NAV Calculation	current day’s NAV
Money Market Fund Government Money Market Fund	Once daily 4:00 p.m. Eastern time (or close of trading on the NYSE)	3:30 p.m. Eastern time

Ohio Municipal Money Market Fund Pennsylvania Tax Exempt Money Market Fund Tax Exempt Money Market Fund Treasury Money Market Fund	Twice daily 1:00 p.m. Eastern time and 4:00 p.m. Eastern time (or close of trading on the NYSE)	11:45 a.m. Eastern time
To be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order and immediately available funds before the above listed deadlines that day.
NAV is not calculated on days when the NYSE or Federal Reserve is closed. The Funds may close early on Business Days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.
General Information Regarding Exchanges
Short-term trading in other PNC Funds creates transaction costs that are borne by all shareholders in those Funds and disrupts the orderly management of the Funds’ portfolio investments. The Board of Trustees of PNC Funds has adopted procedures that impose limits on such exchanges to discourage excessive short-term trading by shareholders.
There is no guarantee that PNC Funds or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of PNC Funds and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.
If you are exchanging into or out of a PNC Funds non-money market fund, the general trading limits on those Funds limit shareholders to no more than one “round trip” transaction — a fund purchase followed shortly by a corresponding sale (redemption or exchange) — during a 60-day period. Please refer to the prospectus for the relevant fund for more information on PNC Funds’ short-term trading policies and procedures for those funds.
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason.
You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
Class A Shares
You may exchange Class A Shares of any PNC Fund for Class A Shares of any other PNC Fund. If you exchange shares that you purchased without a sales charge into an PNC Fund with a sales charge, that exchange is subject to the sales charge applicable to the new Fund. If you exchange shares into an PNC Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.
Class C Shares
You may exchange Class C Shares of any PNC Fund for Class C Shares of any other PNC Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

32

Sales Charges
Contingent Deferred Sales Charges
Class C Shares of the PNC Money Market Fund are available only through an exchange from a non-money market fund offered by PNC Funds or when participating in the Systematic Exchange Program (or for purchases by retirement plans). You do not pay a sales charge when you purchase Class C Shares of the PNC Money Market Fund in an exchange. The offering price of Class C Shares is simply the next calculated NAV. But if you redeem your Class C Shares (other than those purchased through a retirement plan) within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) the NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request.
The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of the same Class of Shares of another PNC Fund. There is no conversion feature for Class C Shares.
When an investor redeems shares, they are redeemed first from those shares that are not subject to the contingent deferred sales charge (i.e., shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the shares that have been held the longest.
The contingent deferred sales charge will be waived if you redeem your Class C Shares for the following reasons:
•	redemptions following the death or disability of a shareholder;

•	redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

•	minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

•	redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

•	redemptions by a settlor of a living trust;

•	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size;

•	return of excess contributions;

•	redemptions following the death or disability of both shareholders in the case of joint accounts;

•	exchanges of Class C Shares for Class C Shares of another PNC Fund;

•	distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

•	exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

•	redemptions by participants in a qualified plan who transfer funds from a PNC Fund to a non-PNC Fund available through the plan.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

33

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
For more information on sales charges, please visit PNC Funds’ website at pncfunds.com. The website includes information on sales charges, free of charge and in a clear and prominent format.
How to Redeem Your Fund Shares
Shareholders may redeem shares by following the procedures described below.

Online pncfunds.com	The minimum amount for Internet redemptions is $100. You may also arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize a Systematic Withdrawal Plan, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Telephone 1-800-622-FUND (3863)	Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder’s address or bank account on record.

By Mail	Provide redemption instructions with your name, fund name, share class, your account number and the amount you would like to sell in dollars or shares. These instructions must be signed by each owner of the account or authorized signatory.

Mail the instructions to:
PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9795 Providence, RI 02940-9795
Overnight delivery to:

PNC Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

Systematic Withdrawal Plan	If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the annual amounts withdrawn do not exceed 10% of the account. The proceeds of each withdrawal will be mailed to you by check or via electronic transfer to your bank checking or savings account. Participation in this program can be arranged when completing an account application or an Account Maintenance Form, available on pncfunds.com, or by calling 1-800-622-FUND (3863).

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.
Signature Guarantee
The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund’s.
We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings

34

associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.
To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature
Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.
Receiving Your Money
If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to redeem $100,000 or more of your shares, please notify PNC Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see “Signature Guarantee” above).
Redemption requests received in good order by the Fund will be processed at the next NAV determined, less any applicable contingent deferred sales charge, after the Fund receives your request. See “Contingent Deferred Sales Charges” for information concerning the application of contingent deferred sales charges.
Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Good order means that complete information is provided about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. PNC Funds does not charge a fee to wire your funds; however, your institution may charge a fee.
If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).
If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.
Check Writing Available to Class A Shares
To apply for check writing privileges on your investment in Class A Shares of any PNC Money Market Fund, complete the appropriate section and the signature card in the account application. Upon receipt of your signature card, you will be sent checks for your account. The minimum amount for a check written from your account is $100.
However, your account cannot be closed by writing a check. You will receive daily dividends declared on the shares to be redeemed up to the day that a check is presented for payment. PNC Funds will give you at least 30 days’ written notice before modifying or terminating your check writing privilege.
Involuntary Redemption of Your Shares
If your account balance drops below $1,000, you may be required to redeem your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.
Suspension of Your Right to Redeem Your Shares
PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:
(a)	trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)	the NYSE is closed for reasons other than customary weekend and holiday closings;

(c)	upon providing prior notification to the SEC, the PNC Funds’ Board of Trustees determines that a PNC Money Market Fund’s shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund;

(d)	the SEC has by order permitted a Fund’s suspension or postponement of redemptions; or

35

(e)	an emergency exists, as determined by the SEC, as a result of which: (i) disposal by any of the PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for any of the PNC Funds to determine the fair market value of its net assets.
Telephone and Internet Transactions
Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Funds’ transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds’ transfer agent over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Funds’ transfer agent has followed reasonable procedures to confirm the authenticity of instructions.
Customer Identification Program
Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds . To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
Each Fund has adopted a distribution plan with respect to Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), that allows each Fund to pay distribution fees for the sale and distribution of its shares.
The Money Market Fund has adopted a separate distribution plan with respect to Class C Shares, pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.
Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. The Board of Trustees has approved a contractual commitment whereby actual distribution fees for Class A Shares are limited to no more than 0.03% with respect to each Fund. The Money Market Fund is permitted to pay up to 0.75% as a percentage of average daily net assets for distribution fees on Class C Shares. This commitment continues through [September 30, 2012], at which time the Board will determine whether to renew, review or discontinue it.
Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A or Class C Shares for these shareholder services.
The Adviser and its affiliates have voluntarily agreed to waive shareholder servicing fees otherwise payable to them and reimburse the Funds for shareholder servicing fees payable to other financial institutions so that the Funds shall bear no expenses related to shareholder servicing fees. This voluntary waiver by the Adviser and its affiliates may be changed or terminated at any time.
The Funds’ underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the underwriter from any sales charge it receives or from any other source available to it. Under any such program, the underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

36

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS
Each Fund accrues its income daily and distributes it monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the income dividend and/or capital gain distribution.
You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at pncfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.
The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Federal Taxes
Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, if any. Fund distributions of investment income (other than exempt-interest dividends discussed below) and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. See the Statement of Additional Information for additional information regarding distributions of capital gains. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.
IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.
Tax Exempt Money Market Funds
The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund (the “Tax Exempt Funds”) anticipate that substantially all of their distributions will be “exempt interest dividends,” which are exempt from federal income taxes. However, exempt-interest dividends may be subject to state and local taxes. In addition, distributions that are derived from investments in securities the income from which is not exempt from federal income tax and distributions of capital gains, if any, will be taxable to you, as described above. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Fund generally will not be deductible for federal income tax purposes.
You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes. You should consult your tax advisors regarding these matters.
Backup Withholding
A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon the redemption of Fund shares payable to shareholders who fail to provide to the Fund a correct tax identification number in the manner required, who have under-reported dividend or interest income, or, or who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
U.S. Federal Tax Treatment of Foreign Shareholders
All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences an investment in a Fund.

37

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. It is anticipated that a significant percentage of the distributions by the Government Money Market Fund and the Treasury Money Market Fund each year will be attributable to interest on U.S. government securities, but there is no assurance that this will be the case inasmuch as some categories of securities in which the Government Money Market Fund invests do not qualify as U.S. government securities for these tax purposes. The Pennsylvania Tax Exempt Money Market Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Ohio Municipal Money Market Fund intends to distribute income that is exempt from Ohio personal income taxes.
You should consult your tax adviser regarding the tax status of distributions in your state and locality.
More information about taxes is in the Statement of Additional Information.

38

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Class A Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s or share class’ operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
The financial highlights have been audited by [                    ], Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the annual report dated May 31, 2011 and are incorporated by reference into the Statement of Additional Information.
You can obtain the Funds’ annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).
[FINANCIAL PRINTER TO INSERT FINANCIAL HIGHLIGHTS AFTER AUDIT]

39

Investment Adviser
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Underwriter
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

BOARD OF TRUSTEES
John G. Drosdick
Chairman and Nominating Committee Chairman
Retired Chairman, CEO Sunoco, Inc.
Director:
     United States Steel Corporation
     H.J. Heinz Company
Dorothy A. Berry
President, Talon Industries, Inc.
Chairman and Director:
     Professionally Managed Portfolios
Richard W. Furst
Consultant and Private Investor,
Dean Emeritus and Garvice D.
Kincaid Professor of Finance
(Emeritus), Gatton College of Business
and Economics, University of Kentucky
Director:
     Central Bank & Trust Co.
     Central Bancshares
Dale C. LaPorte
Legal Compliance Committee Chairman
Retired Senior Vice President and
General Counsel, Invacare Corporation
Director:
     Invacare Corporation
L.White Matthews III
Audit Committee Chairman
Retired; Chairman and Director
Ceridian Corporation
Chairman and Director:
     Constar International Inc.
Director:
     Matrixx Initiatives, Inc.
     Imation Corp.
Edward D. Miller, M.D.
Dean and Chief Executive Officer, Johns
Hopkins Medicine
Director:
     Care Fusion
PNC Funds Trustees also serve as Trustees of PNC Advantage Funds and Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for:
Statement of Additional Information (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Funds and is available, free of charge, on the Funds’ website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
The Annual and Semi-Annual reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds’ website.
To Obtain More Information:
By Internet:
pncfunds.com
By Telephone:
Call 1-800-622-FUND (3863)
By Mail:
PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
PNC Funds’ Investment Company Act
registration number is 811-4416

PNC FUNDS
PROSPECTUS
CLASS I AND CLASS T SHARES
OCTOBER 1, 2011

MONEY MARKET FUNDS
Government Money Market Fund
Class I	PKIXX

Money Market Fund
Class I	PCIXX

Ohio Municipal Money Market Fund
Class I	PYIXX
Class T	POTXX

Pennsylvania Tax Exempt Money Market Fund
Class I	PFIXX
Class T	PPTXX

Tax Exempt Money Market Fund
Class I	PXIXX
Class T	PXTXX

Treasury Money Market Fund
Class I	PDIXX
If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 1-800-622-FUND (3863).
Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER
PNC CAPITAL ADVISORS, LLC

PNC GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	[ ]	%
Shareholder Servicing Fees	None
Other	[ ]	%
Total Annual Fund Operating Expenses[1]	[ ]	%[1]

[1]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [ ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.90%	1.46%	0.74%	0.93%	2.82%	4.71%	4.87%	2.20%	0.20%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares	[ ]	%	[ ]	%	[ ]	%

INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

4

PNC MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees			0.25%
Distribution (12b-1) Fees			None
Other Expenses			[ ]	%
Shareholder Servicing Fees	None
Other	[ ]	%
Total Annual Fund Operating Expenses			[ ]	%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by PNC Capital Advisors, LLC (the “Adviser”)to be of comparable quality).
The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.

5

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates.
The Fund’s yield could decline due to falling interest rates.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_347/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.91%	1.47%	0.78%	0.96%	2.88%	4.78%	5.01%	2.49%	0.16%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)

6

The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC is the investment adviser to the Fund.
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

7

PNC OHIO MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

			Class I				Class T
Management Fees			0.20%				0.20%
Distribution (12b-1) Fees			None				None
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	None				0.10%
Other[1]	[ ]	%			[ ]	%
Total Annual Fund Operating Expenses[2]			[ ]	%			[ ]	%

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class T Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (“Ohio municipal money market instruments”). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.
High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the “Adviser”) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

8

As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. Up to 20% of the Fund’s assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Single State Risk. [Risk disclosure specific to Ohio to be inserted]
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Performance information is not shown for Class T Shares because they have not completed a full year of investment operations. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_353/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [ ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.

9

Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.60%	1.23%	0.78%	0.91%	2.11%	3.20%	3.43%	2.09%	0.30%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund seeks to earn current income and pay dividends exempt from federal income tax and Ohio personal and corporate income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [___] of this prospectus.

10

PNC PENNSYLVANIA TAX EXEMPT MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

			Class I				Class T

Management Fees			0.20%				0.20%
Distribution (12b-1) Fees			None				None
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	None				0.10%
Other	[ ]	%			[ ]	%[1]
Total Annual Fund Operating Expenses			[ ]	%			[ ]	%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class T Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax (“Pennsylvania municipal money market instruments”). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the “Adviser”) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. Up to 20%

11

of the Fund’s assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Single State Risk. [Risk disclosure specific to Pennsylvania to be inserted.]
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Performance information is not shown for Class T Shares because they have not commenced investment operations. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [ ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.55%	1.24%	0.78%	0.87%	2.09%	3.22%	3.42%	1.97%	0.16%	[ ]

12

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC is the investment adviser to the Fund.
TAX INFORMATION
The Fund seeks to earn current income and pay dividends exempt from federal income tax and Pennsylvania personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

13

PNC TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current interest income exempt from federal income tax consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

			Class I				Class T

Management Fees			0.20%				0.20%
Distribution (12b-1) Fees			None				None
Other Expenses			[ ]	%			[ ]	%
Shareholder Servicing Fees	None				0.10%
Other	[ ]	%			[ ]	%[1]
Total Annual Fund Operating Expenses			[ ]	%			[ ]	%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class T Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes (“municipal money market instruments”). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.
High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the “Adviser”) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

14

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates .
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Performance information is not shown for Class T Shares because they have not commenced investment operations. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_360/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.

15

Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.55%	1.19%	0.75%	0.90%	2.10%	3.20%	3.43%	2.03%	0.25%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund seeks to earn high current interest income and pay dividends exempt from federal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

16

PNC TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I

Investment Advisory Fees			0.25%
Distribution (12b-1) Fees			None
Other Expenses			[ ]	%
Shareholder Servicing Fees	None
Other	[ ]	%[1]
Total Other Expenses			[ ]	%
Total Annual Fund Operating Expenses[2]			[ ]	%[2]

[1]	Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.
As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund’s dollar-weighted average maturity will not exceed 60 days and the Fund’s dollar-weighted average life will not exceed 120 days.

17

PRINCIPAL RISKS
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund’s yield could decline due to falling interest rates.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2010 was [     ]%. The Fund’s yield also appears in The Wall Street Journal each Thursday.
Calendar Year Total Returns

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.63%	1.34%	0.65%	0.79%	2.55%	4.39%	4.27%	1.27%	0.02%	[ ]

Best Quarter	[ ]	%	([ ]	)
Worst Quarter	[ ]	%	([ ]	)
The Fund’s year-to-date total return for Class I Shares through June 30, 2011 was [     ]%.
Average Annual Total Returns
(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years
Class I Shares	[ ]	%	[ ]	%	[ ]	%
INVESTMENT ADVISER
PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.
TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to “Important Additional Information” on page [__] of this prospectus.

18

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.
By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).
By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9795, Providence, Rhode Island 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments:
•	There is no minimum initial investment amount.
Minimum Subsequent Investments:
•	There is no minimum subsequent investment amount.
Payments to Broker Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19

DETAILS ABOUT THE FUNDS
More Information About Investment Objectives and Principal Investment Strategies
PNC Funds were formerly known as “Allegiant Funds.” Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
This section provides additional information about the principal investment strategies utilized by the Funds. Each Fund may hold cash pending investment and may invest up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes. These investments may prevent a Fund from meeting its investment objective.
Additionally, pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and the PNC Advantage Funds, a separate investment company affiliated with PNC Funds.
PNC Government Money Market Fund
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”). The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.
PNC Money Market Fund
The Fund primarily invests in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two NRSROs or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).
The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

20

PNC Ohio Municipal Money Market Fund
The Fund invests primarily in high quality, short-term Ohio municipal money market instruments. However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.
High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares. Up to 20% of the Fund’s assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
PNC Pennsylvania Tax Exempt Money Market Fund
The Fund invests primarily in high quality, short-term Pennsylvania municipal money market instruments. However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.
High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy. Up to 20% of the Fund’s assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
PNC Tax Exempt Money Market Fund
The Fund invests primarily in high quality, short-term municipal money market instruments. However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.
As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax. A vote of the Fund’s shareholders is necessary to change the Fund’s fundamental policy.
In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

21

PNC Treasury Money Market Fund
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.
More Information About Principal Risks
This section provides additional information about the principal risks of investing in the Funds.

	Counter-		Foreign	Government	Interest	Single	Money		Municipal
	Party	Credit	Investments	Securities	Rate	State	Market Fund	Tax	Obligations
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk
Money Market Funds
Government Money Market Fund	X	X		X	X		X
Money Market Fund	X	X	X	X	X		X	X	X
Ohio Municipal Money Market Fund		X			X	X	X	X	X
Pennsylvania Tax Exempt Money Market Fund		X			X	X	X	X	X
Tax Exempt Money Market Fund		X			X		X	X	X
Treasury Money Market Fund					X		X
Counter-Party Risk. Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
Credit Risk. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of a Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.
Foreign Bank Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability. Moreover, certain foreign countries have less developed and less regulated banking systems and auditing, accounting and financial reporting systems than the United States.

22

Government Securities Risk Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.
Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund’s investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund’s investments.
Single State Risk. A Fund’s focus on investments in securities of issuers located in Ohio (in the case of the Ohio Municipal Money Market Fund) and Pennsylvania (in the case of the Pennsylvania Tax Exempt Money Market Fund) leaves each Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.
Money Market Fund Risk. A Fund’s ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential.
Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.
Disclosure of Portfolio Holdings
Each Fund publishes on the Funds’ website (pncfunds.com) and files with the SEC its complete portfolio holdings monthly. The publication and filing is subject to a five business day lag and will provide portfolio holdings as of the last business day of the previous month. Additionally, the Funds are required to file a quarterly portfolio holdings report with the SEC on Form N-CSR and Form N-Q. For more information on the Funds’ policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds’ website (pncfunds.com).
INVESTMENT ADVISER AND INVESTMENT TEAMS
PNC Capital Advisors, LLC (“PNC Capital” or the “Adviser”) is the investment adviser to the Funds located at Two Hopkins Plaza, Baltimore, MD 21201. As of June 30, 2011, the Adviser had approximately $[     ] billion in assets under management.

23

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board of Trustees of PNC Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.
The table below shows the management fees (after all fee waivers and expense reimbursements) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund’s contractual management fee. Fees are stated as a percentage of net assets for the fiscal year ended May 31, 2011.

Pennsylvania
	Government			Tax Exempt
	Money	Money	Ohio Municipal	Money	Tax Exempt	Treasury
	Market	Market	Money Market	Market	Money Market	Money
	Fund	Fund	Fund	Fund	Fund	Market Fund
Management Fees Paid After the Adviser’s Fee Waivers	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %
Contractual Management Fee	0.25%	0.25%	0.20%	0.20%	0.20%	0.25%
Voluntary Fee Waivers
     The “Total Annual Fund Operating Expenses” in the Funds’ Fees and Expenses tables do not reflect voluntary fee waivers and expense reimbursements undertaken by the Adviser. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees, so that the Funds shall bear no expenses related to such Fees. Additionally, the Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Funds. These voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.
     After giving effect to these voluntary waivers, expense reimbursements or suspensions noted above, “Total Annual Fund Operating Expenses” would be lower than the “Total Annual Fund Operating Expenses” in the Funds’ Fees and Expenses tables, as shown below:

Pennsylvania
	Government						Tax Exempt
	Money	Money	Ohio Municipal				Money				Tax Exempt				Treasury
	Market	Market	Money Market				Market				Money Market				Money
	Fund	Fund	Fund				Fund				Fund				Market Fund
	Class I	Class I	Class I		Class T		Class I		Class T		Class I		Class T		Class I
Total Annual Fund Operating Expenses	[ ] %	[ ] %	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ] %
A discussion regarding the basis for the Board’s approval of the interim and new investment advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2009.
Manager of Managers Structure
The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES
This section tells you how to purchase, exchange and redeem Class I Shares and Class T Shares of the Funds. The Funds may accept or reject any purchase order.

24

Class I Shares have no sales charge and no minimum initial investment except as described below.
Class I Shares may be purchased through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the “Underwriter”) to place trades for institutional accounts, broker products or similar products. In order to purchase Class I shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations and may be more stringent than the rules and regulations governing a direct investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. Class I Shares may be purchased directly by institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.
Employees, directors, officers and retirees of PNC Funds, the PNC Financial Services Group, Inc. or any of its affiliates, the Fund’s Co-Administrators, Underwriter or any investment sub-adviser to the Funds and their immediate families (spouse, parents, siblings, children and grandchildren) may purchase Class I Shares subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. Planned Investment Programs are subject to a $50 monthly minimum investment. Certain redemption procedures may be available only to employees.
Class T Shares have no sales charge, have shareholder servicing fees up to 0.10% of net assets and no minimum initial investment.
Class T Shares may be purchased through select financial institutions.
The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services, including 12b-1 fees. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.
The Adviser will monitor each Fund’s asset size and, subject to approval by PNC Funds’ Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund’s strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.
How to Purchase and Exchange Fund Shares

	New Account Set Up	Adding to an Existing Account
Online pncfunds.com	• Visit our site and click on “Account Access” to submit an online application. Or log on to our on-line Forms Center to print an application and mail to the address below.
•     You may place your purchase order on our website using your established banking instructions for payment. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

•     Unless you arrange to pay by wire or Automated Clearing House (“ACH”), write your check, payable in U.S. dollars, to “PNC Funds (Fund name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

25

	New Account Set Up	Adding to an Existing Account
By Mail	• Complete and sign an application. Applications may be requested by calling 1-800-622-FUND (3863) and are also available at pncfunds.com.	• Provide purchase instructions with the fund name, share class, your account number and account registration information.

•     Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

•     Make your check payable to “PNC Funds (Fund Name).” PNC Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).

	• Mail the completed and signed account application and your check to:	• Mail the instructions and the check to one of the two mailing addresses provided.

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

26

	New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer	• Call Investor Services at 1-800-622-FUND (3863) to set up an account number and to receive a wire control number to be included in the body of the wire.	• If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-622-FUND (3863) to purchase additional shares.

	• Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.	• If your bank account information is on file, you can request purchases through federal funds wireor electronic transfer through the ACH.

•     Wiring instructions are as follows:

Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US) Inc. as agent for PNC Funds Further Credit: Beneficiary Beneficiary Fund/Account Number
• To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.

•     Complete and sign the account application and mail to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795

Overnight delivery to:

PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

By Exchange	• You may exchange your shares of a Fund for the same class of shares of another PNC Fund.	• If you previously selected the telephone exchange option for your account, call our Investor Services at 1-800-622-FUND (3863) to exchange your shares.

	• Call with your account name, number, and amount of exchange into an existing account (minimum amount is $1,000).	• To authorize exchanges to your account, please complete an Account Maintenance Form or call Investor Services.

• You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to PNC Funds’ transfer agent is 4:00 p.m. Eastern time.

27

Financial Intermediary
•	Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of PNC Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Funds’ transfer agent on time.

•	PNC Funds may authorize certain financial intermediaries to receive, on behalf of PNC Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund’s NAV per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

•	Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.
Note: If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).
When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.
How We Calculate the NAV
The NAV for one Fund share is the value of that share’s portion of the assets of the Fund less liabilities and class expenses.
In calculating the NAV, for the money market funds, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons by the Adviser, a Fund will value its portfolio at market price or fair value prices determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees.
The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.
General Information Regarding Purchases
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).
PNC Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.
The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form which, in some cases, may require receipt of payment for shares to be considered in proper form, mainly for ACH purposes. The following table shows when the daily NAV is calculated for each of the Funds and the deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day’s NAV:

Deadline for
submitting purchase
orders to the transfer
agent to receive the
	Time of NAV Calculation	current day’s NAV
Money Market Fund Government Money Market Fund	Once daily 4:00 p.m. Eastern time (or close of trading on the NYSE)	3:30 p.m. Eastern time

Ohio Municipal Money Market Fund Pennsylvania Tax Exempt Money Market Fund Tax Exempt Money Market Fund Treasury Money Market Fund	Twice daily 1:00 p.m. Eastern time and 4:00 p.m. Eastern time (or close of trading on the NYSE)	11:45 a.m. Eastern time
To be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order and immediately available funds before the above listed deadlines that day.

28

NAV is not calculated on days when the NYSE or Federal Reserve is. The Funds may close early on Business Days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.
General Information Regarding Exchanges
Short-term trading in other PNC Funds creates transaction costs that are borne by all shareholders in those Funds and disrupts the orderly management of the Funds’ portfolio investments. The Board of Trustees of PNC Funds has adopted procedures that impose limits on such exchanges to discourage excessive short-term trading by shareholders.
There is no guarantee that PNC Funds or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of PNC Funds and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.
If you are exchanging into or out of a PNC Funds non-money market fund, the general trading limits on those Funds limit shareholders to no more than one “round trip” transaction — a fund purchase followed shortly by a corresponding sale (redemption or exchange) — during a 60-day period. Please refer to the prospectus for the relevant fund for more information on PNC Funds’ short-term trading policies and procedures for those funds.
PNC Funds reserves the right to revise or terminate the exchange privilege at any time, for any reason.
You will be provided 60 days’ written notice before any material change to the exchange privilege is made.
Class I Shares
You may exchange Class I Shares of any PNC Fund for Class I Shares of any other PNC Fund. You may also exchange Class I Shares of the Funds for Institutional Shares of the money market funds of PNC Advantage Funds. Exchanges into Institutional Shares of the money market funds of PNC Advantage Funds are subject to certain minimum initial and subsequent investment requirements. Please see the PNC Advantage Funds prospectus for more information.
Class T Shares
You may exchange Class T Shares of any PNC Fund for Class T Shares of any other PNC Fund.
Sales Charges
There are no sales charges on the purchase of Class I or Class T Shares.
How to Redeem Your Fund Shares
Shareholders may redeem shares by following the procedures described below.

Online pncfunds.com	The minimum amount for Internet redemptions is $100. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

By Telephone 1-800-622-FUND (3863)	Call with your account name, number, and amount of redemption. Redemptions will be sent to the shareholder’s address or bank account on record.

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.

29

Signature Guarantee
The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund’s.
We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.
To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.
Receiving Your Money
If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record please notify PNC Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see “Signature Guarantee” above).
Redemption requests received in good order by the Fund will be processed at the next NAV determined after the Fund receives your request.
Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Good order means that complete information is provided about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. PNC Funds does not charge a fee to wire your funds; however, your institution may charge a fee.
If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase).
If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.
Involuntary Redemption of Your Shares
If your account balance drops below $1,000, you may be required to redeem your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.
Suspension of Your Right to Redeem Your Shares
PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:
(a)	trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)	the NYSE is closed for reasons other than customary weekend and holiday closings;

(c)	upon providing prior notification to the SEC, the PNC Funds’ Board of Trustees determines that a PNC Money Market Fund’s shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund;

(d)	the SEC has by order permitted a Fund’s suspension or postponement of redemptions; or

(e)	an emergency exists, as determined by the SEC, as a result of which: (i) disposal by any of the PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for any of the PNC Funds to determine the fair market value of its net assets.

30

Telephone and Internet Transactions
Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Funds’ transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds’ transfer agent over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Funds’ transfer agent has followed reasonable procedures to confirm the authenticity of instructions.
Customer Identification Program
Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.
SHAREHOLDER SERVICES PLAN
The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund have adopted a shareholder services plan that permits the respective Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class T Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.10% of the average daily net assets attributable to Class T Shares for these shareholder services.
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS
Each Fund accrues its income daily and distributes it monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the income dividend and/or capital gain distribution.
You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at pncfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.
The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Federal Taxes
Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, if any. Fund distributions of investment income (other than exempt-interest dividends discussed below) and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. See the Statement of Additional Information for additional information regarding distributions of capital gains. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.
IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.

31

Tax Exempt Money Market Funds
The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund (the “Tax Exempt Funds”) anticipate that substantially all of their distributions will be “exempt interest dividends,” which are exempt from federal income taxes. However, exempt-interest dividends may be subject to state and local taxes. In addition, distributions that are derived from investments in securities the income from which is not exempt from federal income tax and distributions of capital gains, if any, will be taxable to you, as described above. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Fund generally will not be deductible for federal income tax purposes.
You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes. You should consult your tax advisors regarding these matters.
Backup Withholding
A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon the redemption of Fund shares payable to shareholders who fail to provide to the Fund a correct tax identification number in the manner required, who have under-reported dividend or interest income, or, or who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
U.S. Federal Tax Treatment of Foreign Shareholders
All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences an investment in a Fund.
State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. It is anticipated that a significant percentage of the distributions by the Government Money Market Fund and the Treasury Money Market Fund each year will be attributable to interest on U.S. government securities, but there is no assurance that this will be the case inasmuch as some categories of securities in which the Government Money Market Fund invests do not qualify as U.S. government securities for these tax purposes. The Pennsylvania Tax Exempt Money Market Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Ohio Municipal Money Market Fund intends to distribute income that is exempt from Ohio personal income taxes.
You should consult your tax adviser regarding the tax status of distributions in your state and locality.
More information about taxes is in the Statement of Additional Information.

32

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Class I Shares and Class T Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s or share class’ operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
The financial highlights for have been audited by [          ], Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the annual report dated May 31, 2011 and are incorporated by reference into the Statement of Additional Information.
No financial highlights are presented for Class T Shares of the Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund because Class T Shares had not commenced operations as of May 31, 2011
You can obtain the Funds’ annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).
[FINANCIAL PRINTER TO INSERT FINANCIAL HIGHLIGHTS AFTER AUDIT]

33

Investment Adviser
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Underwriter
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

BOARD OF TRUSTEES

John G. Drosdick	Richard W. Furst
Chairman and Nominating Committee Chairman
Chairman, CEO Sunoco, Inc.
Director:
United States Steel Corporation
H.J. Heinz Company

Dorothy A. Berry
President, Talon Industries, Inc.
Chairman and Director:
Professionally Managed Portfolios
Consultant and Private Investor, Dean Emeritus and
Garvice D. Kincaid Professor of Finance
(Emeritus), Gatton College of Business and
Economics, University of Kentucky
Director:
Central Bank & Trust Co.
Central Bancshares

Dale C. LaPorte
Legal Compliance Committee Chairman
Retired Senior Vice President and General Counsel,
Invacare Corporation
Director:
Invacare Corporation

L.White Matthews III Audit Committee Chairman Retired; Chairman and Director Ceridian Corporation Chairman and Director:
Constar International Inc. Director:
Matrixx Initiatives, Inc. Imation Corp.

Edward D. Miller, M.D. Dean and Chief Executive Officer, Johns Hopkins Medicine Director:
Care Fusion
PNC Funds Trustees also serve as Trustees of PNC Advantage Funds and Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for:
Statement of Additional Information (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Funds and is available, free of charge, on the Funds’ website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
The Annual and Semi-Annual reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds’ website.
To Obtain More Information:
By Internet:
pncfunds.com
By Telephone:
Call 1-800-622-FUND (3863)
By Mail:
PNC Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
PNC Funds’ Investment Company Act
registration number is 811-4416

PNC FUNDS
Statement of Additional Information
October 1, 2011

EQUITY FUNDS
PNC Balanced Allocation Fund — CLASS A (PBAAX)
PNC Balanced Allocation Fund — CLASS C (PBCCX)
PNC Balanced Allocation Fund — CLASS I (PBLIX)
PNC International Equity Fund — CLASS A (PMIEX)
PNC International Equity Fund — CLASS C (PIUCX)
PNC International Equity Fund — CLASS I (PIUIX)
PNC Large Cap Core Equity Fund — CLASS A (PLEAX)
PNC Large Cap Core Equity Fund — CLASS C (PLECX)
PNC Large Cap Core Equity Fund — CLASS I (PLEIX)
PNC Large Cap Growth Fund — CLASS A (PEWAX)
PNC Large Cap Growth Fund — CLASS C (PEWCX)
PNC Large Cap Growth Fund — CLASS I (PEWIX)
PNC Large Cap Value Fund — CLASS A (PLVAX)
PNC Large Cap Value Fund — CLASS C (PALVX)
PNC Large Cap Value Fund — CLASS I (PLIVX)
PNC Mid Cap Value Fund — CLASS A (PMCAX)
PNC Mid Cap Value Fund — CLASS C (PMFCX)
PNC Mid Cap Value Fund — CLASS I (PMVIX)
PNC Multi-Factor Small Cap Core Fund — CLASS A (PLOAX)
PNC Multi-Factor Small Cap Core Fund — CLASS C (PLOCX)
PNC Multi-Factor Small Cap Core Fund — CLASS I (PLOIX)
PNC Multi-Factor Small Cap Growth Fund — CLASS A (PLWAX)
PNC Multi-Factor Small Cap Growth Fund — CLASS C (PLWCX)
PNC Multi-Factor Small Cap Growth Fund — CLASS I (PLTIX)
PNC Multi-Factor Small Cap Value Fund — CLASS A (PMRRX)
PNC Multi-Factor Small Cap Value Fund — CLASS C (PSVCX)
PNC Multi-Factor Small Cap Value Fund — CLASS I (PMUIX)
PNC S&P 500 Index Fund — CLASS A (PIIAX)
PNC S&P 500 Index Fund — CLASS C (PPICX)
PNC S&P 500 Index Fund — CLASS I (PSXIX)
PNC Small Cap Fund — CLASS A (PPCAX)
PNC Small Cap Fund — CLASS C (PPCCX)
PNC Small Cap Fund — CLASS I (PPCIX)

FIXED INCOME FUNDS
PNC Bond Fund — CLASS A (PAAAX)
PNC Bond Fund — CLASS C (PFDCX)
PNC Bond Fund — CLASS I (PFDIX)
PNC Government Mortgage Fund — CLASS A (POMAX)
PNC Government Mortgage Fund — CLASS C (PGTCX)
PNC Government Mortgage Fund — CLASS I (PTGIX)
PNC High Yield Bond Fund — CLASS A (PAHBX)
PNC High Yield Bond Fund — CLASS I (PIHBX)
PNC Intermediate Bond Fund — CLASS A (PBFAX)
PNC Intermediate Bond Fund — CLASS C (PIBCX)
PNC Intermediate Bond Fund — CLASS I (PIKIX)	PNC Limited Maturity Bond Fund — CLASS A (PLFAX)
PNC Limited Maturity Bond Fund — CLASS C (PFLCX)
PNC Limited Maturity Bond Fund — CLASS I (PMYIX)
PNC Total Return Advantage Fund — CLASS A (PTVAX)
PNC Total Return Advantage Fund — CLASS C (PTVCX)
PNC Total Return Advantage Fund — CLASS I (PTVIX)
PNC Ultra Short Bond Fund — CLASS A (PSBAX)
PNC Ultra Short Bond Fund — CLASS I (PNCIX)

TAX EXEMPT BOND FUNDS
PNC Intermediate Tax Exempt Bond Fund — CLASS A (PTBIX)
PNC Intermediate Tax Exempt Bond Fund — CLASS C (PITCX)
PNC Intermediate Tax Exempt Bond Fund — CLASS I (PTIIX)
PNC Maryland Tax Exempt Bond Fund — CLASS A (PDATX)
PNC Maryland Tax Exempt Bond Fund — CLASS C (PDACX)
PNC Maryland Tax Exempt Bond Fund — CLASS I (PDITX)
PNC Michigan Intermediate Municipal Bond Fund — CLASS A (PMMAX)
PNC Michigan Intermediate Municipal Bond Fund — CLASS C (PMICX)
PNC Michigan Intermediate Municipal Bond Fund — CLASS I (PBFIX)
PNC Ohio Intermediate Tax Exempt Bond Fund — CLASS A (POXAX)
PNC Ohio Intermediate Tax Exempt Bond Fund — CLASS C (POXCX)
PNC Ohio Intermediate Tax Exempt Bond Fund — CLASS I (POXIX)
PNC Pennsylvania Intermediate Municipal Bond Fund — CLASS A (PPMAX)
PNC Pennsylvania Intermediate Municipal Bond Fund — CLASS C (PPMCX)
PNC Pennsylvania Intermediate Municipal Bond Fund — CLASS I (PIBIX)
PNC Tax Exempt Limited Maturity Bond Fund — CLASS A (PDLAX)
PNC Tax Exempt Limited Maturity Bond Fund — CLASS C (PDCLX)
PNC Tax Exempt Limited Maturity Bond Fund — CLASS I (PDLIX)

MONEY MARKET FUNDS
PNC Government Money Market Fund — CLASS A (PGAXX)
PNC Government Money Market Fund — CLASS I (PKIXX)
PNC Money Market Fund — CLASS A (PEAXX)
PNC Money Market Fund — CLASS C
(PECXX)
PNC Money Market Fund — CLASS I (PCIXX)
PNC Ohio Municipal Money Market Fund — CLASS A (POAXX)
PNC Ohio Municipal Money Market Fund — CLASS I (PYIXX)
PNC Ohio Municipal Money Market Fund — CLASS T (POTXX)
PNC Pennsylvania Tax Exempt Money Market Fund — CLASS A (PSAXX)
PNC Pennsylvania Tax Exempt Money Market Fund — CLASS I (PFIXX)
PNC Pennsylvania Tax Exempt Money Market Fund — CLASS T (PPTXX)
PNC Tax Exempt Money Market Fund — CLASS A (PXAXX)
PNC Tax Exempt Money Market Fund — CLASS I (PXIXX)
PNC Tax Exempt Money Market Fund — CLASS T (PXTXX)
PNC Treasury Money Market Fund — CLASS A (PRAXX)
PNC Treasury Money Market Fund — CLASS I (PDIXX)
This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the above investment portfolios (each, a “Fund,” collectively, the “Funds”) of PNC Funds, formerly known as “Allegiant Funds,” as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. The Prospectuses and PNC Funds’ annual reports to shareholders dated May 31, 2011 (the “2011 Annual Reports”) may be obtained without charge, upon request, by calling or writing PNC Funds at 1-800-622-FUND (3863), 760 Moore Road, King of Prussia, Pennsylvania 19406.

Current Prospectuses

•	Prospectus dated October 1, 2011 for A and C Shares of the Money Market Funds.

•	Prospectus dated October 1, 2011 for I and T Shares of the Money Market Funds.

•	Prospectus dated October 1, 2011 for A and C Shares of the Equity Funds.

•	Prospectus dated October 1, 2011 for A and C Shares of the Fixed Income Funds and Tax Exempt Bond Funds.

•	Prospectus dated October 1, 2011 for I Shares of the Equity Funds.

•	Prospectus dated October 1, 2011 for I Shares of the Fixed Income Funds and Tax Exempt Bond Funds.

FINANCIAL STATEMENTS
PNC Funds’ audited financial statements and the reports thereon of [ ], PNC Funds’ Independent Registered Public Accounting Firm, included in the 2011 Annual Reports are incorporated by reference into this SAI. No other parts of the 2011 Annual Reports are incorporated by reference.

STATEMENT OF ADDITIONAL INFORMATION
          This SAI should be read in conjunction with the Prospectuses for the Funds listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of a Fund should be made without first reading the Prospectus for such Fund.
          PNC Funds (the “Trust”), formerly known as “Allegiant Funds,” is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust also known as “Allegiant Funds” that was organized on January 28, 1986. PNC Funds is a series of funds authorized to issue separate classes or series of shares of beneficial interest (each herein referred to as a “Fund,” and collectively as the “Funds”). The Funds are registered as open-end management investment companies. Each Fund other than the Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund is a diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund is a non-diversified investment company under the 1940 Act.
          On June 9, 2000, the Bond Fund was reorganized with the Parkstone Bond Fund, a separate investment portfolio offered by The Parkstone Group of Funds (“Parkstone”). In connection with this reorganization, the financial statements and performance history of the Parkstone Bond Fund were adopted by the Bond Fund.
          The Government Mortgage and Michigan Intermediate Municipal Bond Funds commenced operations as separate investment portfolios (the “Parkstone Mid Capitalization Fund,” “Parkstone U.S. Government Income Fund” and “Parkstone Michigan Municipal Bond Fund,” and collectively, the “Parkstone Continuing Funds”) of Parkstone. On June 10, 2000, the Parkstone Continuing Funds were reorganized as new portfolios of PNC Funds. References in this SAI are to a Fund’s current name.
          The Maryland Tax Exempt Bond and the Tax Exempt Limited Maturity Bond Funds commenced operations on February 8, 2010 upon the closing of the reorganization between the former series of PNC Funds, Inc. into certain Funds of the Trust.

INVESTMENT OBJECTIVES AND POLICIES
Additional Information on Fund Management
          Further information on the management strategies, techniques, policies and related matters concerning PNC Capital Advisors, LLC, the investment adviser to the Funds, Polaris Capital Management, LLC, (“Polaris”) and GE Asset Management Incorporated, a wholly-owned subsidiary of General Electric Company (“GEAM”), (and together with Polaris, the “Sub-Advisers”), the sub-advisers to the PNC International Equity Fund, may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See “Performance Information”.
          The Advisory Agreement between PNC Funds and PNC Capital Advisors, LLC (the “Adviser”) became effective as of January 4, 2010 (the “Advisory Agreement”). Prior to September 29, 2009, Allegiant Asset Management Company (“Allegiant”) served as investment adviser of the Funds. On September 29, 2009, Allegiant Asset Management Company merged with PNC Capital Advisors, Inc., its affiliate, to form the Adviser (the “Merger”). The Adviser and its predecessors, PNC Capital Advisors, Inc. and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. (“PNC”). PNC acquired Allegiant through the merger of National City Corporation and PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of PNC Capital Advisors, Inc. and Allegiant to form the Adviser. The Merger resulted in an “assignment,” as that term is defined in the 1940 Act, of the investment advisory agreement with the Adviser’s predecessor that was in effect prior to the Merger. As a result, that agreement automatically terminated in accordance with its terms. The Adviser continued to provide investment advisory services to the Funds under an interim advisory agreement approved by the Board of Trustees (the “Interim Advisory Agreement”), from September 29, 2009 through January 4, 2010, when the shareholders approved the Advisory Agreement.
          Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Standard & Poor’s (“S&P”) Rating Group, Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Dominion Bond Rating Service Limited (“DBRS”) for securities which may be held by the Funds.
Additional Information about the Funds
          The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectuses. A Fund (other than a Money Market Fund) with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.
          Each Money Market Fund may hold cash pending investment and may invest up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes.
PNC Balanced Allocation Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, fixed income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights) and cash equivalent securities. The Fund intends to invest 45% to 75% of its net assets in common stocks and securities convertible into common stocks, 25% to 55% of its net assets in fixed income senior securities and up to 30% of its net assets in cash and cash equivalents. Of these investments, no more than 25% of the Fund’s total assets at the time of purchase will be invested in foreign securities, and may include investing in emerging market securities.

          The Fund holds common stocks primarily for the purpose of providing long-term growth of capital. When selecting stocks for the Fund, the Adviser will consider primarily their potential for long-term capital appreciation.
PNC International Equity Fund
          The Fund seeks to achieve its investment objective by investing primarily in equity securities of foreign issuers. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.
          Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
          More than 25% of the Fund’s assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 10% or more of the Fund’s total assets will make the Fund’s performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies.
          [The Fund may invest up to 25% of its total assets in securities of issuers in countries with developing markets or economies (non-MSCI EAFE), but will not invest more than 10% of its total assets in any single such country.] See “Additional Information about Portfolio Investments — Foreign Securities and Currencies” below.
PNC Large Cap Core Equity Fund
          Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “large cap” company.
          The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of domestic large cap equity securities. A large portion of the Fund’s assets will be invested in companies with a minimum market capitalization of $3 billion. S&P Ratings Group is not a sponsor of, or in any way affiliated with, the Fund. The Fund’s Adviser focuses on a combination of fundamental, quantitative and technical factors in identifying investments for the Fund.
          The Fund may invest up to 20% of its net assets in foreign securities, such securities include developing and emerging market securities.
PNC Large Cap Growth Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of growth-oriented domestic large cap equity securities.
          Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “large cap” company.
          A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion. The Fund may invest up to 20% of its net assets in foreign securities.

PNC Large Cap Value Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of $3 billion. The Fund is managed with a value-oriented approach. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “large cap” company.
          The Fund may invest up to 20% of its net assets in foreign securities, such securities include developing and emerging market securities.
PNC Mid Cap Value Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “mid cap” company.
          The Fund may invest up to 20% of its net assets in foreign securities, such securities include developing and emerging market securities.
PNC Multi-Factor Small Cap Core Fund
          The Fund seeks to achieve its investment objective by investing primarily in stocks of small cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “small cap” company. See “Special Risk Factors for Smaller Capitalization Stocks” below.
          The Fund may invest up to 20% of its net assets in foreign securities, such securities include developing and emerging market securities.
PNC Multi-Factor Small Cap Growth Fund
          The Fund seeks to achieve its investment objective by investing primarily in stocks of small cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “small cap” company. See “Special Risk Factors for Smaller Capitalization Stocks” below.
          The Fund may invest up to 20% of its net assets in foreign securities, such securities include developing and emerging market securities.
PNC Multi-Factor Small Cap Value Fund
          The Fund seeks to achieve its investment objective by investing primarily in stocks of small cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “small cap” company. See “Special Risk Factors for Small Capitalization Stocks” below.
          The Fund may invest up to 20% of its net assets in foreign securities, such securities include developing and emerging market securities.

PNC S&P 500 Index Fund
          Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. Under ordinary circumstances, the Fund will take positions only in equity securities currently within the S&P 500 Index, scheduled to be added to the Index, or recently removed from the Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund’s net assets.
          The Fund may acquire derivative instruments designed to replicate the performance of the S&P 500 Index, such as S&P 500 stock index futures contracts or S&P Depositary Receipts (“SPDRs”). In addition, the Fund may sell securities short to the extent of up to 4% of the Fund’s assets. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the S&P 500 Index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.
          While there can be no guarantee that the Fund’s investment results will precisely match the results of the S&P 500 Index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the Index. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 Index of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund’s net asset value (“NAV”), including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund’s ability to correlate its performance with the S&P 500 Index, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates the Index, and the timing of purchases and redemptions. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500 Index. To reduce transaction costs and minimize shareholders’ current capital gains liability, the Fund’s investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500 Index. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.
          The inclusion of a security in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment. The common stock of PNC , which as noted above is the indirect parent company of the Adviser, is included in the S&P 500 Index. Like the other stocks in the S&P 500 Index, the Fund will invest in the common stock of PNC in approximately the same proportion as the percentage PNC common stock represents in the S&P 500 Index.
          The Fund is not sponsored, endorsed, sold or promoted by S&P, a division of McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Adviser as Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for, and has not participated in, the determination of the price and amount of the Fund shares or the timing of the issuance or sale of the Fund shares or in the determination or calculation of the equation by which the Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR

IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
PNC Small Cap Fund (formerly, PNC Small Cap Core Fund)
          The Fund seeks to achieve its investment objective by investing primarily in stocks of U.S. small cap companies. The Fund may also invest in foreign stocks in keeping with the Fund’s objectives. The investment process of the Adviser is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. See the Fund’s prospectus for additional information regarding the Fund’s definition of a “small cap” company. See “Special Risk Factors for Smaller Capitalization Stocks” below.
Special Risk Factors for Smaller Capitalization Stocks
          Securities held by the Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value and Small Cap Funds generally will be issued by public companies with smaller capitalizations relative to those which predominate the major market indices, such as the S&P 500 Index or the Dow Jones Industrial Average (“DJIA”). Securities of these small companies may at times yield greater returns on investment than stocks of larger, more established companies as a result of inefficiencies in the marketplace.
          Smaller companies, particularly those considered to have small stock market capitalizations, may carry additional risks to those of larger companies. Smaller companies are generally not as well-known to investors and have less of an investor following than larger companies. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may have difficulty withstanding competition from larger companies within their industries. If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.
          The positions of smaller capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Funds may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the Adviser will attempt to reduce this volatility.
PNC Bond Fund
     The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
     Up to 20% of the value of its assets may be invested in preferred stocks and other investments.
PNC Government Mortgage Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions.
     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
          [The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by an unaffiliated nationally recognized statistical rating organization (“Rating Agency”) or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers’ acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality].
PNC High Yield Bond Fund
          The Fund seeks to achieve its investment objective by investing primarily in high yield, high risk debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in high yield bonds, which include debt securities of all types. The term “high yield” is generally understood to describe debt securities that are rated below investment grade (“junk bonds”). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. For a discussion of risk factors relating to such securities, see “Additional Information about Portfolio Investments — Ratings Criteria” below.
          In addition, the Fund may invest up to 25% of its assets at the time of purchase in foreign securities, including securities of issuers in emerging markets. Securities of Canadian issuers are not subject to this limitation. See “Additional Information about Portfolio Investments — Foreign Securities and Currencies” below.
          While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.
PNC Intermediate Bond Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of domestic and foreign investment grade debt securities of all types, including obligations of corporate and U.S. and foreign government issuers and mortgage-backed and asset-backed securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from three to ten years, but may vary in response to market conditions.. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

          The Fund may invest up to 20% of the value of its assets in preferred stocks and other investments.
PNC Limited Maturity Bond Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities of all types, including obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
          The Fund may invest up to 20% of the value of its assets in preferred stocks and other investments.
PNC Total Return Advantage Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities of all types, including asset-backed and mortgage-backed securities and obligations of corporate and U.S. government issuers. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
          Although the Fund normally invests substantially all of its assets in investment grade debt securities, it may invest up to 20% of its net assets in preferred stock and other investments, including but not limited to, non-rated securities and securities rated below investment grade (commonly referred to as “junk bonds”). For a discussion of risk factors relating to such securities, see “Additional Information about Portfolio Investments — Ratings Criteria” below.
PNC Ultra Short Bond Fund
          The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund’s portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds). U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.
          The Adviser attempts to increase income and preserve or enhance total return by managing average portfolio duration. By maintaining an average duration that will not exceed 18 months, the Adviser attempts to reduce the higher level of volatility that is generally associated with bonds of longer duration.
          Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, of, if unrated, determined by the Adviser to be of comparable quality.
          Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

          An effective duration of one year, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 1%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 1%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.
PNC Intermediate Tax Exempt Bond Fund
          The Fund seeks to achieve its investment objective by investing in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel issued on the date of the issuance thereof, is exempt from regular federal income tax (“Municipal Securities”). The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous” below).
PNC Maryland Tax Exempt Bond Fund
          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes (“Maryland Municipal Securities”). This policy is fundamental and may not be changed without the affirmative vote of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous” below).
          Dividends paid by the Fund which are derived from interest properly attributable to Maryland Municipal Securities will generally be exempt from regular federal income tax and Maryland personal income tax. Dividends derived from interest on municipal securities of other governmental issuers will generally be exempt from regular federal income tax but may be subject to Maryland personal income tax. See “Additional Information Concerning Taxes.”
          The Fund will invest in securities of varying maturity. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one Rating Agency or, if unrated, determined by the Adviser to be of comparable quality. However, the Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities.
          See “Special Considerations Regarding Investment in Municipal Securities” below.
PNC Michigan Intermediate Municipal Bond Fund
          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in a portfolio of debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Such securities include debt obligations, consisting of notes, bonds and commercial paper, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal and Michigan personal income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) and debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan personal income taxes (“Michigan Municipal Securities”). The 80% policy stated above is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous” below.)
          The Fund normally will be invested in long-term Michigan Municipal Securities, although the Fund may invest in Michigan Municipal Securities of any maturity and the Adviser may extend or shorten the average weighted maturity of its portfolio depending upon anticipated changes in interest rates or other relevant market factors. In addition, the average weighted maturity of the Fund’s portfolio may vary depending upon the availability of suitable Michigan Municipal Securities or other relevant market factors.
          The Fund invests in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, in the case of notes, tax-exempt commercial paper or variable rate demand obligations, rated within the two highest rating categories assigned by a Rating Agency. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees.
          Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Fund will treat these bonds as Michigan Municipal Securities for purposes of measuring compliance with the 80% policy described above. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund’s distributions derived from these bonds.
          The Fund may invest in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. government or other taxable securities is deemed appropriate for temporary defensive purposes, as determined by the Adviser, due to market conditions. Such taxable obligations consist of government securities, certificates of deposit, time deposits and bankers’ acceptances of selected banks, commercial paper meeting the Fund’s quality standards for tax-exempt commercial paper (as described above), and such taxable obligations as may be subject to repurchase agreements. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objective.
          Because the Fund invests primarily in securities issued by the State of Michigan and its political subdivisions, municipalities and public authorities, the Fund’s performance is closely tied to the general economic conditions within the state as a whole and to the economic conditions within particular industries and geographic areas represented or located within the state. However, the Fund attempts to diversify, to the extent the Adviser deems appropriate, among issuers and geographic areas in the State of Michigan.
          See “Special Considerations Regarding Investment in Municipal Securities” below.
PNC Ohio Intermediate Tax Exempt Bond Fund
          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities (“Ohio Municipal Securities”) that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous” below). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will generally be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will generally be exempt from regular federal income tax but may be subject to Ohio personal income tax. See “Additional Information Concerning Taxes.” The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
          See “Special Considerations Regarding Investment in Municipal Securities” below.

PNC Pennsylvania Intermediate Municipal Bond Fund
          The Fund seeks to achieve its objective by investing at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities (“Pennsylvania Municipal Securities”) that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous” below). The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
          Dividends paid by the Fund which are derived from interest properly attributable to Pennsylvania Municipal Securities will generally be exempt from regular federal income tax and Pennsylvania personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will generally be exempt from regular federal income tax but may be subject to Pennsylvania personal income tax. See “Additional Information Concerning Taxes.”
          See “Special Considerations Regarding Investment in Municipal Securities” below.
PNC Tax Exempt Limited Maturity Bond Fund
          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax (“Limited Maturity Municipal Securities”). This policy is fundamental and may not be changed without the affirmative vote of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous” below). The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.
          The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one Rating Agency or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps.
Special Considerations — Tax Exempt Bond Funds
          Although each Fund’s average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, the Funds anticipate that they will generally maintain a dollar-weighted average portfolio maturity of three to ten years, with the exception of the Tax Exempt Limited Maturity Bond Fund, which will normally maintains a dollar-weighted average portfolio maturity of one to five years.
          For temporary defensive or liquidity purposes when, in the opinion of the Funds’ Adviser, Maryland Municipal Securities, Michigan Municipal Securities, Ohio Municipal Securities, Pennsylvania Municipal Securities or Limited Maturity Municipal Securities of sufficient quality, as the case may be, are not readily available, the Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Limited Maturity Bond Funds may invest up to 100% of their assets in other Municipal Securities and in taxable securities.
          Each Fund may hold up to 100% of its assets in uninvested cash reserves, pending investment, during temporary defensive periods. Uninvested cash reserves will not earn income.
          Each Fund may invest in other investments as described below under “Additional Information About Portfolio Investments” including stand-by commitments, variable and floating rate obligations, certificates of participation, other investment companies, illiquid securities, Taxable Money Market Instruments (as defined below), zero coupon obligations and repurchase agreements and engage in when-issued transactions.
          Each of the Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds is classified as a “non-diversified” portfolio, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the 1940 Act. Nevertheless, each Fund intends to conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). The Code requires that, at the end of each quarter of a fund’s taxable year, (i) at least 50% of the market value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based NAV per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.
          Although (i) all of the Tax Exempt Bond Funds may invest 25% or more of their respective net assets in Municipal Securities, the interest on which is paid solely from revenues of similar projects, (ii) the Ohio Intermediate Tax Exempt Bond and Intermediate Tax Exempt Bond Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, (iii) the Michigan Intermediate Municipal Bond and Pennsylvania Intermediate Municipal Bond Funds may invest up to 100% of their respective total assets in private activity bonds and (iv) the Intermediate Tax Exempt Bond Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state, the Funds do not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. To the extent that a Fund’s assets are invested in such investments, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and private activity bonds to a greater extent than it would be if its assets were not so invested.
          See “Municipal Securities” and “Special Considerations Regarding Investment in Municipal Securities,” below.
PNC Government Money Market Fund
          Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the GNMA, FNMA, Freddie Mac and FHLBs. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P and approved by the National Association of Insurance Commissioners (“NAIC”).
PNC Money Market Fund
          The Fund seeks to achieve its investment objective by investing primarily in a variety of high quality, short-term, U.S. dollar denominated “money market” instruments such as certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated in the highest rating category by at least two Rating Agencies or, if only one Rating Agency has rated such debt, then by that Rating Agency, (or if unrated, determined to be of comparable quality by the Adviser). The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P and approved by the NAIC.

PNC Ohio Municipal Money Market Fund
          The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (“Ohio municipal money market instruments”).
          The Fund will normally invest at least 80% of the value of its net assets plus any borrowings for investment purposes in such Ohio municipal money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous”). Dividends paid by the Fund which are derived from interest properly attributable to Ohio municipal money market instruments will generally be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will generally be exempt from regular federal income tax but may be subject to Ohio personal income tax. The Fund may invest up to 100% of its assets in Municipal Securities known as private activity bonds the interest on which is an item of tax preference for purposes of the federal alternative minimum tax. The Fund may also invest up to 100% of its assets in non-Ohio municipal money market instrument and in taxable securities, during temporary defensive periods when, in the opinion of the Adviser, Ohio municipal money market instruments of sufficient quality are unavailable. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.
          The Fund’s assets are concentrated in securities issued by the State of Ohio or entities within the State of Ohio and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.
          See “Special Risk Considerations — Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds” below.
PNC Pennsylvania Tax Exempt Money Market Fund
          The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax (“Pennsylvania municipal money market instruments”).
          The Fund normally invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income taxes, but also is not considered a preference item for purposes of the federal alternative minimum tax. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous”). However, the Fund may invest up to 100% of its assets in non-Pennsylvania municipal money market instruments and in taxable securities during temporary defensive periods when, in the opinion of the Adviser, Pennsylvania municipal money market instruments of sufficient quality are unavailable. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.
          The Fund’s assets are concentrated in securities issued by the Commonwealth of Pennsylvania or entities within the Commonwealth of Pennsylvania and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.
          See “Special Risk Considerations — Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds” below.
PNC Tax Exempt Money Market Fund
          The Fund seeks to achieve its investment objective by investing substantially all of its assets in a portfolio of high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes (“municipal money market instruments”).
          The Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous”). The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.
          See “Special Risk Considerations — Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds below.”
Special Risk Considerations — Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds
          Although the Tax Exempt Money Market Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, the Funds do not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. The Ohio Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. In addition, although the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, these Funds do not currently intend to do so unless, in the opinion of the Adviser, the investment is warranted. To the extent that a Fund’s assets are invested in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state or are invested in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested.
PNC Treasury Money Market Fund
          The Fund seeks to achieve its investment objective by investing exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may not engage in repurchase and reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P and approved by the NAIC.
Additional Information about Portfolio Investments
Disclosure of Portfolio Holdings
          In accordance with PNC Funds’ policies and procedures, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) is responsible for dissemination of information about PNC Funds’ portfolio securities. The Trust, its co-administrators (the Adviser and BNY Mellon Investment Servicing, together the “Co-Administrators”) and Adviser (together, the “Service Providers”) may only disclose information concerning securities held in PNC Funds’ portfolios under the following circumstances:

(i)	Within fifteen business days following the end of each calendar month, BNY Mellon Investment Servicing shall post all securities held by each of the Trust’s equity and fixed income portfolios as of the most recent month-end, together with each security’s percentage of total net assets of the portfolio, on the Trust’s website (excluding the PNC Small Cap, Multi-Factor Small Cap Value, Multi-Factor Small Cap Core and Multi-Factor Small Cap Growth Funds (collectively, the “Small Cap Funds”)).

(ii)	Within fifteen business days following the end of each calendar month, BNY Mellon Investment Servicing shall post the securities held by each of the Small Cap Funds as of one month prior to the most recent month end, together with each security’s percentage of total net assets of the portfolios on the Trust’s website.

(iii)	Within five business days following the end of each calendar month, BNY Mellon Investment Servicing shall post the securities held by each of the Trust’s Money Market Funds’ portfolios as of the most recent month end, together with each security’s percentage of total net assets of the portfolios on the Trust’s website.

(iv)	As required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR, N-Q and N-MFP or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

          Each of the Trust’s Service Providers is required to keep the Funds’ portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust. In the event that the Trust or a Service Provider discloses the Trust’s portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.
          Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.
          With respect to the monthly disclosure of portfolio holdings on the Trust’s website, as previously discussed, BNY Mellon Investment Servicing is authorized to prepare and post to PNC Funds’ website its portfolio holdings and is also responsible for routing portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. BNY Mellon may provide the Trust’s portfolio securities holdings to any individual or entity, including ratings and rankings organizations, at the same time it is filed with the SEC or one day after the information is provided on the Trust’s website.
          BNY Mellon Investment Servicing may disclose the Trust’s non-public portfolio securities holdings (holdings not yet filed with the SEC or provided on the Trust’s website) as part of the normal investment activities of the Trust to the following third-party service providers that, by explicit agreement or by virtue of their respective duties to the Trust, are required to maintain the confidentiality of the information disclosed: the investment adviser; sub-advisers; distributor; administrator; sub-administrator; independent auditors; proxy voting agent; fund accountants; pricing agents; custodians; securities lending agents; counsel to the Fund or the non-interested trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.
          BNY Mellon Investment Servicing, as authorized by the Trust’s President, Vice President, Treasurer, CCO or the Adviser’s President, may also disclose the Trust’s non-public securities holdings to non-service provider third parties and third-party service providers for legitimate business purposes including, but not limited to, disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to a rating or ranking organization; or disclosure of investment models that mirror a portfolio’s holdings to investment professionals in a one-on-one context if such model disclosure is subject to trade rotation with the applicable portfolio it mirrors. Such non-service provider third parties and third-party service providers must enter into a written agreement in a form acceptable to the Trust and its counsel in which the third party agrees to: (a) limit the use of the non-public portfolio securities holdings to the approved “legitimate business purpose;” (b) keep the non-public portfolio securities holdings confidential; and (c) provide that employees of the third party shall not trade based upon that information in accounts in which they have a beneficial interest.
          In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with BNY Mellon Investment Servicing, the Adviser, the Trust’s principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for any non-routine but legitimate business purposes shall be approved by the Trust’s President, Vice President, Treasurer, CCO, or the Adviser’s President in advance of such disclosure. This requirement shall not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to PNC Funds in connection with the provision of their services to the Trust, or as otherwise provided herein.
          The Board shall receive quarterly reports stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.
Ratings Criteria
          With the exception of the Government Money Market, Money Market and Treasury Money Market Funds, investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody’s (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), Fitch (AAA, AA, A and BBB) or, with respect to the PNC Multi-Factor Small Cap Core and Multi-Factor Small Cap Growth Funds, DBRS (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser (or Sub-Advisers) to be of comparable quality pursuant to guidelines approved by PNC Funds’ Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody’s or BBB by S&P, Fitch or DBRS) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. The High Yield Bond Fund will invest primarily in debt securities rated below investment grade (i.e., junk bonds). The Balanced Allocation, Bond, Maryland Tax Exempt Bond, Tax Exempt Limited Maturity Bond and Total Return Advantage Funds may also invest in junk bonds.
          In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Fund’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.
          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties. Please see “Illiquid Securities & Liquidity Risk” for more information.
Eligible Securities
          The Money Market Funds may purchase “eligible securities” (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by PNC Funds’ Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in the rating categories described below for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser (“Comparable Obligations”) and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission (“SEC”) regulations. The Government Money Market, Money Market and Treasury Money Market Funds may purchase securities that are rated in the highest rating category for short term debt securities. The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may purchase securities that are rated in one of the two highest rating categories for short term debt securities. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and PNC Funds’ procedures. The Board of Trustees will approve or ratify any purchases by the Money Market Funds of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or PNC Funds’ procedures.

Liquidity, Maturity and Quality
          The Money Market Funds must hold securities sufficiently liquid to meet reasonably foreseeable redemptions. At least 30% of the assets of each Money Market Fund must be in cash, direct obligations of the U.S. government, and certain other government securities issued at a discount with remaining maturities of 60 days or less or securities that convert or mature into cash within five business days. With respect to the taxable Money Market Funds, at least 10% of assets must be in cash, direct obligations of the U.S. Government, or securities that convert or mature into cash within one business day.
          Each Money Market Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 60 days and so that the weighted average life of all instruments held by it will not exceed 120 days. In no event will a Money Market Fund purchase securities that mature more than 397 days from the date of purchase as set forth in Rule 2a-7 under the 1940 Act.
          While the Money Market Funds do not generally invest in second tier securities, in the event that they do so, (1) investments in second tier securities cannot exceed 3% of a Fund’s assets; (2) investments in second tier securities issued by any single issuer or conduit obliger cannot exceed 1/2 of 1% of a Fund’s total assets; (3) a Fund cannot invest in second tier securities that have maturities in excess of 45 days; and (4) investments in second tier securities cannot exceed 2.5% for any individual demand feature or guarantee provider.
Real Estate Securities
          Each of the Equity Funds and Fixed Income Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.
          REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects as well as interest rate risk. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain the exemption from the 1940 Act. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which the Fund invests.
          REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income timely distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital for federal income tax purposes. See “Additional Information Concerning Taxes.”
Variable and Floating Rate Instruments
          Each Fund may purchase variable and floating rate obligations, which are debt securities that provide for periodic adjustments in the interest rate including variable amount master demand notes, which are unsecured instruments that also permit the indebtedness thereunder to vary adjustments in the interest rate. Variable rate securities provide for specific periodic adjustment in the interest rate; floating rate securities have interest rates that change when there is a change in a designated benchmark rate or the issuer’s credit quality. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded, although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal (subject, in some cases, to conditions) and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser (or Sub-Advisers). In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
          The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payments on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation’s next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or PNC Funds procedures.
          With respect to the Money Market Funds, variable and floating rate obligations held by a Fund may have maturities of more than 397 days but which are subject to interest rate resetting provisions and demand features within 397 days, to the extent permitted by Rule 2a-7 of the 1940 Act.
          Certain Funds may invest in floating rate debt instruments (“floaters”) and (except for the Money Market Fund) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
          Each of the Funds (except for the Money Market Fund) also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
          To the extent variable and floating rate investments are considered to be illiquid, a Fund’s investments in such investments will be subject to limitations as described under “Illiquid Securities & Liquidity Risk.”
Guaranteed Investment Contracts
          Each Fund may make limited investments in Guaranteed Investment Contracts (“GICs”) issued by U.S. insurance companies. When investing in GICs, a Fund makes cash contributions to a deposit fund or an insurance company’s general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest payment which may be based on a variable, floating or fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate (“LIBOR”). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company’s capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when the Adviser (or Sub-Advisers) has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% of the Fund’s net assets (5% of total assets in the case of the Money Market Funds).
          The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.
Repurchase Agreements
          Securities held by each Fund (other than the Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund’s Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.
          The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Repurchase agreements involve certain risks in the event of default or insolvency by the other party. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral.
          Securities subject to repurchase agreements will be held by PNC Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
          With respect to the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds, although the securities subject to repurchase agreements may bear maturities exceeding 397 days, these Funds currently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If one of these Funds were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 5% of the Fund’s total assets.
Reverse Repurchase Agreements
          Each of the Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price reflecting the interest rate effective for the term of the agreement. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions, having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and, therefore, a form of leverage. Leverage may magnify any gains or losses for the Funds. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed one-third of the Fund’s assets.
Lending of Portfolio Securities
          Each of the Equity Funds and Fixed Income Funds may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to at least

100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate value of all outstanding securities loans combined with any other deemed borrowings of a Fund exceed 50% of the value of its total assets. When a Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund’s total assets in calculating the percentage of the Fund’s total assets on loan. Collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the PNC Funds’ Board of Trustees.
          A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in short-term money market instruments. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on such invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.
Illiquid Securities and Liquidity Risk
          Each of the Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds will not invest more than 15% of their respective net assets in securities that are illiquid. The Money Market Funds will not knowingly invest more than 5% of the value of their respective total assets in securities that are illiquid. For purposes of this SAI, an “illiquid security” is defined by the 1940 Act or the rules and regulations thereunder, as may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations. Illiquid securities would generally include securities that are not otherwise readily marketable, repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).
          Each Fund may purchase securities that are not registered under the 1933 Act but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
Taxable Money Market Instruments
          Each of the Tax Exempt Bond Funds may invest, from time to time, a portion of its assets for temporary defensive or liquidity purposes in short-term money market instruments, the income from which is subject to federal income tax (“Taxable Money Market Instruments”). Taxable Money Market Instruments may include: obligations of the U.S. government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch or Moody’s; certificates of deposit; bankers’ acceptances; and repurchase agreements with respect to such obligations.
Foreign Securities and Currencies
          Each of the Equity Funds and Fixed Income Funds (other than the Government Mortgage Fund) may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs, EDRs or GDRs. The Government Mortgage Fund may invest in ADRs, EDRs and GDRs (see “American, European and Global Depositary Receipts” below). Such securities may or may not be listed on foreign or domestic stock exchanges and may include equity securities and debt securities (e.g., convertible bonds) of foreign entities and obligations of foreign branches of U.S. banks and of foreign banks.

          Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies and foreign issuers, stock exchanges and securities brokers are not usually subject to the same degree of regulation as domestic issuers. In addition, foreign branches of U.S. banks & foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent requirements than those that are applicable to domestic branches of U.S. banks. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.
          With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, the imposition of exchange controls or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.
          Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with developing economies or developing securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. Since the International Equity Fund will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) may affect the value in U.S. dollars of securities held by the Fund and the value of dividends and interest earned. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.
          The expense ratio of a Fund investing substantially in foreign securities can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.
          Interest and dividends payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions under U.S. federal income tax provisions, they may reduce the return to a Fund’s shareholders. See “Additional Information Concerning Taxes.”
          Some of the countries in which the Multi-Factor Small Cap Growth and International Equity Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government approved or authorized investment vehicles, which may include other investment companies. The Fund may also invest in other investment companies that invest in foreign securities. Investing in such vehicles may involve layered fees or expenses and may be subject to limitations under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
American, European and Global Depositary Receipts
          Each of the Equity Funds and Fixed Income Funds may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange (referred to as sponsored ADRs) or may be traded in the over-the-counter markets (also known as unsponsored ADRs). ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets.
          Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund’s limitation with respect to illiquid securities. The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.
Foreign Equity Certificates
          The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk with respect to the issuer or guarantor.
Foreign Government Obligations
          Each of the Equity Funds and Fixed Income Funds may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s (or Sub-Advisers’) assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.
Foreign Currency Transactions
          Each of the Equity Funds and Fixed Income Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.
          When entering into a contract for the purchase or sale of a security, these Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.
          When the Adviser (or Sub-Advisers) anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. It may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
          Liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated or ‘earmarked’ with PNC Funds’ custodian except to the extent the contracts are otherwise “covered.” For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency.
Exchange Rate-Related Securities
          Each of the Equity Funds and Fixed Income Funds may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant loss.
Convertible Securities
          Each of the Equity Funds and Fixed Income Funds may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The estimated price at which a convertible security would be valued by the market if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of a convertible security may fluctuate in inverse proportion to interest rates. The convertible security will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less market risk than the corporation’s common stock, but can vary within a range of rankings in an issuer’s capital structure. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security and can be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.
          In selecting convertible securities, the Adviser (or Sub-Advisers) will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser (or Sub-Advisers) will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser (or Sub-Advisers) deems that retention of such security is warranted.
          A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, such Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives.
Debt Securities and Obligations
          Each Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
          Each Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables (CARS) and Certificates of Amortizing Revolving Debts (CARDS); private placements; and income participation loans. Some of the securities in which a Fund invests may have warrants or options attached.
          Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by a Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by a Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.
          The Intermediate Bond and Limited Maturity Bond Funds invest only in investment grade debt securities which are rated at the time of purchase within the four highest rating categories assigned by Moody’s (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), or Fitch (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by PNC Funds’ Board of Trustees. The Bond Funds (except High Yield Bond Fund) normally invest substantially all of their assets in investment grade debt securities. The Total Return Advantage Fund normally invests substantially all of its assets in investment grade debt securities but may invest up to 20% of its net assets in lower grade securities. See “Ratings Criteria” above. In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser (or Sub-Advisers) will consider whether the Fund should continue to hold the security. As new fixed income products and securities are developed, the Adviser may invest the Funds’ assets in those opportunities as well.
          Risks of Below Investment Grade Debt Securities
          While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund’s NAV per share.
          In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by a Fund. Changes in legislation, such as laws that have required federally insured savings and loan associations to remove investments in lower rated securities from their funds, may also have a material adverse effect on the market for lower rated securities.
          The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.
          If an issuer of a security held by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund’s NAV. In general, both the prices and yields of lower rated securities will fluctuate.
          The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, in addition to using recognized Rating Agencies and other sources, the Adviser performs its own analysis of the issuers of lower rated securities purchased by a Fund. Because of this, a Fund’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities. The Adviser continuously monitors the issuers of lower rated securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.
Warrants
          Each of the Equity Funds may invest in warrants. Warrants entitle the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price (the “strike price”) during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities and a warrant may offer greater potential for capital appreciation as well as capital loss, as compared with the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date. Also, the purchase of warrants involves the risk that the strike price plus the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.
Futures and Related Options
          Each of the Equity Funds may invest in stock or stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that they hold or intend to purchase. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Options on futures contracts give the holder a right (but not the obligation), in return for the premiums paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.
          The Balanced Allocation Fund may invest in stock index, interest rate, bond index and foreign currency futures contracts and options on these futures contracts. Each of the Equity Funds may also invest in futures contracts based on the Chicago Board of Exchange Volatility Index (“VIX Futures”). VIX Futures are an index of market sentiment derived from S&P 500 Index option prices, and are designed to reflect investors’ consensus view of expected stock market volatility over future periods.
          The Balanced Allocation Fund and each of the Fixed Income Funds may invest in interest rate and bond index futures contracts and options on futures contracts in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline. Each Fixed Income Fund may invest in futures contracts on U.S. Treasury obligations and options on U.S. Treasury futures contracts in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline or to seek to increase total return.

          Each of the Equity Funds may invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The Equity Funds use equity index futures primarily to maintain market exposure for short-term liquidity within a respective Fund. The International Equity and Balanced Allocation Funds will also use futures to gain cost efficient diversified exposure to a specific country or region. The International Equity Fund may also invest in foreign currency futures contracts and options in anticipation of changes in currency exchange rates. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.
          Each of the Fixed Income Funds and the Tax Exempt Limited Maturity Bond Fund may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, each Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.
          The Funds and their Trustees and officers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under such Act. In connection with a Fund’s position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.
          Call and put options. The Funds may purchase and sell call and put options on futures contracts traded on an exchange, board of trade or other trading facility. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Fund intends to purchase. Similarly, if the value of a Fund’s securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.
          The Funds may sell or “write” covered call options, buy put options, buy call options and write secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund’s net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies.
          A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.
          A Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.
          In order to close out put or call option positions, a Fund will be required to enter into a “closing purchase transaction” — the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, a Fund will effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or a Fund delivers the underlying security upon exercise. If an option is allowed to expire, a Fund will lose the entire premium it paid.
          In addition, each Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.
          Each Fund may employ access vehicles such as low exercise price options (which may be known as certificates or notes) in order to gain an exposure to a particular security or markets. Low exercise price options held by a Fund may be cash settled, listed on an exchange and shall be exercisable at any time over the life of the option. In addition, the underlying investment of a low exercise price option shall be one in which a Fund could invest directly in accordance with its investment objective and policy.
          The aggregate value of the securities subject to options written by a Fund will not exceed 33-1/3% (20% with respect to the S&P 500 Index Fund) of the value of its net assets.
     Risk Factors Associated with Futures and Related Options
     Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this SAI.
          To the extent that a Fund engages in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of a Fund’s portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect a Fund’s net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by the Funds also is subject to the Adviser’s (or Sub-Advisers’) ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market, which may result in a greater amount of taxable distributions to shareholders. The Funds may have to sell securities at a time when it may be disadvantageous to do so. In addition, a Fund will incur transaction costs in connection with its futures and options transactions, and these transactions could significantly increase a Fund’s turnover rate.
          Although the Funds intend to enter into futures contracts and options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See “Illiquid Securities.” Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could reach the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible to close or a Fund determines not to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may partially or completely offset losses on the futures contract.
          The primary risks associated with the use of futures contracts and options are:
1.	the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;

2.	possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

3.	losses, which are potentially unlimited, greater than the amount of the principal invested as initial margin due to unanticipated market movements; and

4.	the Adviser’s (or Sub-Advisers’) potential inability to predict correctly the direction of securities prices, interest rates and other economic factors.

          In addition, under applicable tax law, the requirements for qualification as a regulated investment company may limit the extent to which the Funds may enter into futures and futures options. A Fund’s use of options, futures and related financial instruments could affect the amount, timing and/or character of distributions to Fund shareholders. See “Additional Information Concerning Taxes.”
Dollar Rolls
          The Balanced Allocation Fund, Fixed Income Funds and Tax Exempt Bond Funds may enter into dollar roll agreements, which are similar to reverse repurchase agreements. Dollar rolls are transactions in which securities are sold by a Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to re-purchase. A Fund only profits to the extent of any difference between the price received and the lower forward price for the future purchase or fee income, plus interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the total of income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of the Fund will be less than it would have been without the use of dollar rolls. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.
Short Sales
          Each Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.
          Each Fund (other than the S&P 500 Index Fund) may only sell securities short “against the box.” A short sale is “against the box” if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If a Fund sells securities short against the box, it may protect itself from a loss (on the securities held “in the box”) if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.
          The S&P 500 Index Fund may engage in short sales other than short sales against the box. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the SEC and its staff. The Fund may fulfill the account segregation requirements by having the Fund’s custodian identify assets on its records as being held to cover short positions rather than maintaining a segregated account.
          For short sales (other than short sales against the box), the potential risk of loss is theoretically unlimited, while the potential gain is limited to the difference between the sale price and the cost of returning the security to the lender. The Fund may not always be able to borrow a security it wants to sell short. The Fund may also be unable to close out a short position at an acceptable price and may have to sell long positions at disadvantageous times and prices to cover its short positions. Short sales also involve other costs. The Fund must repay the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of borrowing, interest or expenses a Fund may be required to pay in connection with the short sale.
Asset-Backed Securities
     The Balanced Allocation Fund, the Fixed Income Funds and, to the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with their investment objectives and policies, the Money Market Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities acquired by a Fund may also include collateralized mortgage obligations (“CMOs”) issued by private companies or government agencies or instrumentalities and collateralized debt obligations, which include collateralized bond obligations (“CBOs”) and collateralized loss obligations (“CLOs”). Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.
          The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.
          CMOs may be issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises as described below or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs net of fees paid to the issuer or guarantor. Privately issued mortgage-backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody’s or, if unrated, will be in the Adviser’s opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.
          Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full. Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.
          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Federal national Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due pursuant to its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac. PNC Funds cannot predict what legislation, if any, may be proposed in the future in Congress with respect to such sponsorship or which proposals, if any, might be enacted.
          The market value and interest yield of CMOs can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be refinanced at any time making it difficult to anticipate the security’s maturity date. As a result, under certain prepayment scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with lighter interest rates, resulting in an unexpected loss; alternatively, a Fund may be forced to hold a mortgage-backed security for a longer period than anticipated at a low interest rate, forcing the Fund to forego the return of its principal [when] originally expected. There can be no assurance that a Fund’s estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.
          Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Because of this, an investor such as a Fund generally likes to reinvest the proceeds of any prepayments at lower interest rates than those at which the assets were previously invested. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.
          Asset backed securities are generally subject to the risks of the underlying assets. They may be subject to depreciation, damage or loss of the collateral backing the security (if any) or failure of the collateral to generate the anticipated cash flow. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of a security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.
          Collateralized debt obligations are another form of asset backed security, in which the underlying pool of assets is composed of various types of debt securities, including bonds or loans. The High Yield Bond Fund may invest in collateralized bond obligations (“CBOs”), which are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.
          The Fund also may invest in collateralized loan obligations (“CLOs”), which are trusts or other vehicles typically consisting of loans made to issuers (both U.S. and foreign), which may include senior secured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A CLO consists of a portfolio of many underlying loans where the cash flows from the securitization are derived from this portfolio of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, downgrading of the underlying collateral by credit rating agencies, forced liquidation of the collateral pool due to a failure of coverage requirements as well as aversion to CLO or CBO securities as a class.
          Although certain CDOs may receive credit enhancement in the form of a senior subordinated structure, overcollateralization or bond insurance, such enhancement may not always be present and may fail to protect a fund against the risk of loss. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses which are in addition to those of a Fund. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized, which involves continued exposure to default risk with respect to such payments.
Swap Agreements and Options on Swap Agreements
          The Balanced Allocation Fund, Fixed Income Funds, Tax Exempt Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund may enter into swap agreements for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall strategies. These Funds may enter into swap agreements with respect to interest rates, commodities, credit default and indexes of securities or commodities, and to the extent they may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. A Fund may also enter into options on swap agreements for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will typically use interest rate total return and credit default swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments.
          Swaps, which are derivatives, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined “index,” such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate value at least equal to such accrued excess will usually be maintained in a segregated account by the Fund’s custodian. A Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims-paying ability of the other party is rated, with respect to the Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond and Total Return Advantage Funds, either “A” or “A-1” or better by S&P or Fitch, or “A” or “P-1” or better by Moody’s or is otherwise deemed equally creditworthy by the Adviser.
          The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default by a selected entity (or entities) has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller must pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to risks such as but not limited to illiquidity risk, counterparty risk and credit risks.
          Most swap agreements are entered into on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.
          The amount of a Fund’s potential gain or loss on any swap transaction is not limited to any fixed limit. If the Adviser incorrectly forecasts market value, interest rates or other relevant factors, the investment performance of the Funds will be less favorable than if the Funds had not employed these techniques. If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. However, swaps are typically not traded on an exchange and so there is a risk that the Funds’ counterparties will not perform their obligations. Furthermore, a Fund may not be able to enter into offsetting positions to terminate its exposure or liquidate its position at a favorable time or price. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market. However, the market for certain types of swaps is less liquid.
          A Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except for the Money Market Fund) may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Zero Coupon Obligations
          The Balanced Allocation Fund, Fixed Income Funds and Tax Exempt Bond Funds may invest in zero coupon obligations. Each other Fund may also invest in zero coupon obligations for temporary purposes. See “Money Market Instruments” below. Zero coupon obligations are discount debt obligations sold at a discount to par value that do not make periodic interest payments; the holder is entitled to receive the par value of the security at maturity. The holder of the obligation is generally required to include in its income each year the “original issue discount” accrued on the obligation. Because a Fund will not, on a current basis, receive cash payments in respect of any accrued original issue discount, in some years, the Fund may have to sell other portfolio holdings in order to obtain cash to satisfy the distribution requirements under the Code even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser (or Sub-Advisers) will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.
Income Participation Loans
          The Balanced Allocation, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.
          Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of PNC Funds will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

Certificates of Participation
          The Tax Exempt Bond Funds may purchase municipal securities in the form of “certificates of participation” which represent undivided proportional interests in lease, installment purchase contract or conditional sale contract entered into by a state or local governmental or nonprofit entity to acquire equipment or facilities. The municipal leases underlying the certificates of participation in which the Funds invest will be subject to the same quality rating standards applicable to municipal securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.
          Municipal leases have evolved as a means for a government issuer to finance the acquisition of property or equipment without having to meet constitutional or statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusions in many leases and contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Furthermore, a lease may provide that the certificate Trustee cannot accelerate lease obligations upon default; in such event, the Trustee would only be able to enforce lease payments as they became due. Although these kinds of lease obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or time-consuming. Further, disposition might not result in the Fund’s recovery of the full principal amount represented by an obligation. In the event of a default or failure of appropriation, it is unlikely that the Trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.
When-Issued Securities
          Each Fund may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities. One form of when-issued or delayed delivery securities that a Fund may purchase is a “to be announced” (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.
          When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment, marked to market daily. It is likely that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.
Money Market Instruments
          Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers’ acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements (other than the Money Market Funds) and GICs. Each Fund (other than the Money Market Funds) may hold temporary cash balances pending investment in such instruments or may invest up to [100%] of its assets in such instruments for temporary defensive purposes. Each Money Market Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies.

          Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers’ acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Funds may also make interest-bearing savings deposits in commercial and savings banks not in excess of 5% of their total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund’s total assets at the time of purchase.
          Each Fund, with the exception of the Government Money Market, Money Market and Treasury Money Market Funds, may invest in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) rated at the time of purchase “A-2” or better by S&P, “Prime-2” or better by Moody’s, “F2” or better by Fitch or, if not rated, determined by the Adviser (or Sub-Advisers) to be of comparable quality pursuant to guidelines approved by PNC Funds’ Board of Trustees. The Government Money Market, Money Market and Treasury Money Market Funds’ investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase “A-1” by S&P, “Prime-1” by Moody’s, “F1” by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by PNC Funds’ Board of Trustees. Investments may also include corporate notes. In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.
          Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. A Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser (or Sub-Advisers) believes that the credit risk with respect to the instrument is minimal, except that the International Equity Fund will not be subject to this limitation so long as such investments are otherwise consistent with its investment objective and policies. See “Foreign Securities and Currencies” above for additional risks relating to foreign investments.
Government Securities
          The Treasury Money Market Fund may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. Each other Fund may invest in U.S. government agency obligations, examples of which include the obligations of FHLBs, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See “Variable and Floating Rate Instruments.” The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market and Government Money Market Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. Treasury Obligations and Receipts
          Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).
          The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), Liquid Yield Option Notes (“LYONs”), and Certificates of Accrual on Treasury Securities (“CATS”). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR’s are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.
          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accrual will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.
Stand-by Commitments
          The Tax Exempt Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, and Tax Exempt Money Market Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer agrees to purchase at a Fund’s option specified municipal securities at a specified price. Stand-by commitments acquired by a Fund must be of high quality as determined by any rating agency, or, if not rated, must be of comparable quality as determined by the Adviser. A Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.
Eurodollar and Yankee Obligations
          Each of the Fixed Income Funds and the Money Market Fund may invest in Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
          Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
Derivative Instruments
          Each of the Equity Funds, Fixed Income Funds, Maryland Tax Exempt Bond Fund, Tax Exempt Limited Maturity Bond Fund and Money Market Funds may, to the extent permitted by their investment objectives and policies, purchase certain derivative instruments for hedging and non-hedging purposes, usually as a substitute for taking a position in an underlying asset, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts, swaps and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).
          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations (which is greater for swaps and other over-the-counter derivatives); volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based, as even a small investment in derivatives can give rise to leverage risk and can have a significant impact on a Fund’s exposure to securities market values, interest rates or currency exchange rates; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. A Fund’s use of derivatives could affect the amount, timing and/or character of distributions to shareholders. See “Additional Information Concerning Taxes.”
          The Funds listed above might not employ any derivative strategies, and no assurance can be given that any strategy used will succeed. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. To the extent a Fund invests in derivative instruments for non-hedging purposes (i.e., to seek to increase total return), such practice is considered to be speculative and presents an even greater risk of loss.
          Future government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments. For example, some legislative and regulatory proposals, such as those provided in the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), would, upon implementation, impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Although many provisions of the Dodd-Frank Act will be implemented through future rulemaking (as of the date of this SAI), such provisions may potentially impact a Fund’s ability to use certain derivative instruments.
Derivatives with respect to Tax Exempt Securities and Other Municipal Securities
          The Tax Exempt Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund may invest in tax exempt derivative securities relating to Municipal Securities, including tender option bonds, participations, beneficial interests in trusts and partnership interests. (See generally “Derivative Instruments” above.) A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate, that has been coupled with the agreement of a third party which grants the security holder the option, at periodic intervals, to tender the municipal obligation to the third party and receive the face value thereof. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from U.S. federal income tax.
          The Funds listed directly above may also enter into interest rate swaps for hedging purposes and not for speculation. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined “index,” such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index. These Funds may invest in interest rate and bond index futures contracts and options on futures contracts in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline. See “Swap Agreements and Options on Swap Agreements” above. The income derived from these swaps, futures contracts and options on futures contracts will not be exempt from U.S. federal income tax, and will be taxable to shareholders when distributed by a Fund.
          Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax exempt status of payments received by a Fund from tax exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax exempt derivative securities, or the bases for such opinions. Moreover, information about the financial condition of issuers of municipal securities may be less available than that of corporations that have a class of securities registered with the SEC.
Securities of Other Investment Companies
          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their NAV per share based on the amortized cost or penny-rounding method, i.e., money market funds. The Equity Funds, Fixed Income Funds, Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund may invest in SPDRs, iShares Trust (“iShares”) and similar index tracking stocks as is consistent with their investment objectives and policies. The SPDR Trust, DIAMONDS Trust and MidCap SPDR Trust are unit investment trusts that hold shares of companies in certain indices and seek to provide investment results that closely track, respectively, the S&P 500 Index, DJIA and S&P MidCap 400 Index. PDR Services LLC is the sponsor of each trust. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. iShares is a family of approximately 90 different exchange-traded index funds that seek to provide investment results that correspond generally to the performance of specified market indices and that are listed on various exchanges. Barclays Global Fund Advisors serves as investment adviser to the iShares Funds. SPDRs, iShares and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index composed of Nasdaq traded stocks, or stocks that track an index composed of stocks of foreign companies (such as iShares which are described below), may be expected to fluctuate in value more widely than the SPDRs (which track the S&P 500 Index) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to a Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act’s limitations on investments in other investment companies.
          In addition, to the extent consistent with its policy regarding investments in foreign securities, each of the Equity Funds and Fixed Income Funds (other than the Government Mortgage Fund) may purchase shares of investment companies investing primarily in foreign securities, including “country funds” which have portfolios consisting exclusively of securities of issuers located in one foreign country, and may also purchase iShares issued by iShares, Inc. and similar securities of other issuers. “Country funds” may be either open-end or closed-end investment companies. In the event substantial market or other disruptions affecting iShares or other country funds should occur, the liquidity and value of a Fund’s shares could also be substantially and adversely affected, and the Fund’s performance could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares or other country funds as part of its investment strategy.
          As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.
          Investing in other investment companies gives rise to the same risks as the underlying securities in which the investment company invests. Each Fund currently intends to limit its investments in securities issued by other investment companies (except iShares, SPDRs and the related exchange-traded funds governed by the SEC order referenced below) pursuant to the restrictions provided in Section 12(d) of the 1940 Act, so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by PNC Funds as a whole; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds and other investment companies advised by the Adviser. These limits however, are not applicable if the Fund acquired the securities in a merger, consolidation, reorganization or acquisition of assets. iShares and SPDRs have each obtained an order from the SEC that permits other SEC registered funds to acquire iShares and SPDRs beyond the limitations set forth in the 1940 Act if certain conditions are met. The Tax Exempt Bond Funds and Money Market Funds will not invest in exchange-traded funds beyond the limits permitted by the 1940 Act.
          Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds and the PNC Advantage Funds, a separate investment company affiliated with PNC Funds.
Municipal Securities
          The Tax Exempt Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund may invest in Municipal Securities. The two principal classifications of Municipal Securities consist of “general obligation” and “revenue” issues. General obligation bonds are obligations involving the credit of an issuer with taxing power and are payable from the issuer’s general unrestricted revenues and not any particular fund or source. The method of enforcement may vary and payment may be dependent on appropriation by the issuer’s legislative body. Limited obligation bonds, or revenue issues, are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, and the extension of loans to public institutions and facilities. In addition, private activity bonds may be issued by and on behalf of municipalities and public authorities to obtain funds to provide a wide range of facilities.
          Municipal securities that are payable only from the revenues derived from a particular facility may be adversely affected by federal or state laws, regulations or court decisions which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws, decisions and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a governmentally created fund, may be adversely affected by laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such Municipal Securities. Similarly, the payment of interest and principal on Municipal Securities may be adversely affected by respective state laws which limit the availability of remedies or the scope of remedies available in the event of a default on such Municipal Securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Funds will invest from time to time or predicting the nature or extent of future judicial interpretations or changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws, regulations and judicial interpretations on the securities in which the Funds may invest and, therefore, on the shares of the Fund.
          There are, of course, variations in the quality of Municipal Securities both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

          The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or the principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.
          Certain Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer or original purchaser of the Municipal Securities at the time of their original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.
          Municipal notes in which the Funds may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital or capital facilities needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.
          The Funds invest in Municipal Securities that at the time of purchase are rated in one of the four highest rating categories by a rating agency for bonds and in one of the two highest rating categories by a rating agency for money market securities. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by PNC Funds’ Board of Trustees. If the rating of an obligation held by a Fund is reduced below its rating requirements, the Fund will sell the obligation when the Adviser believes that it is in the best interests of the Fund to do so. The applicable ratings are more fully described in Appendix A.
          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal and state income taxes are rendered by qualified legal counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions. In addition, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the Municipal Security to be taxable. Also, from time to time, legislation may be introduced or litigation may arise that would change the treatment of distributions of interest from Municipal Securities to shareholders. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. See “Additional Information Concerning Taxes.”
          Special Considerations regarding Investment in Municipal Securities.
          By concentrating its investments in a particular state, a Fund may be more susceptible to factors adversely affecting issuers of that state’s municipal bonds than a comparable fund that does not concentrate in a single state. For example, a Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of a state’s municipal issuers to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives in a state could have an adverse effect on the debt obligations of the state’s municipal issuers. Limited obligation revenue bonds may fluctuate in investment quality due to economic factors affecting only the particular revenue stream. In addition, a sharp change in prevailing mortgage interest rates could affect the investment quality of housing mortgage revenue bonds. By concentrating its investments in municipal bonds issued in a state, as noted above, the Fund’s credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.
          To evaluate and mitigate risk for each of the Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund, the Adviser allocates investments among the various types of obligations of state and local governments and monitors the risks associated with such investments on a continuous basis.

Other Tax Exempt Instruments
          Investments by the Tax Exempt Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund in tax exempt commercial paper will be limited to investments in obligations which are rated at least A-2 or SP-2 by S&P, F2 by Fitch or Prime-2, MIG-2 or VMIG-2 by Moody’s at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the investing Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser be equivalent to the commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
Portfolio Turnover
          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the PNC Funds to qualify as regulated investment companies that receive favorable tax treatment (see “Additional Information Concerning Taxes”). Portfolio turnover will not be a limiting factor in making decisions.
          The Balanced Allocation, International Equity, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Bond, Government Mortgage, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds utilize an active trading approach, which results in frequent purchases and sales of portfolio securities. Consequently, the portfolio turnover rates for these Funds may be high. High portfolio turnover may result in a fund realizing a greater amount of taxable gains, including short-term capital gains, distributions of which are generally taxable to shareholders at ordinary income tax rates (see “Additional Information Concerning Taxes” below) and higher expenses and other transaction costs, which are ultimately borne by a Fund’s shareholders.
          The Large Cap Core Equity Fund and Large Cap Growth Fund experienced an increase in portfolio turnover during the period as a result of significant shareholder redemptions. The Bond Fund and Government Mortgage Fund experienced a decrease in portfolio turnover during the period as a result of the investment climate surrounding the investment strategy.
Conflict of Interest
          A Fund may purchase in the secondary market (i) certain mortgage pass-through securities packaged and/or master serviced by or PNC Bank ( “PNC Bank”) or Midland Loan Services, Inc. (“Midland”) a wholly-owned subsidiary of PNC Bank, or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, Midland, PNC Bank or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Bank, Midland, or their affiliates. PNC Bank or its affiliates may make certain representations and warranties relating to the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is inaccurate, then the holders of the mortgage-backed securities could trigger an obligation of PNC Bank or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Bank or its affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

INVESTMENT LIMITATIONS AND RESTRICTIONS
          Each Fund is subject to a number of investment limitations and restrictions. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Miscellaneous”).
          No Fund may:
     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
     (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;
     (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and
     (d) personal credit and business credit businesses will be considered separate industries.
     2. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets. Each of the Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund may invest in debt obligations and private placements in accordance with their investment objectives and policies.
     3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.
     4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.
     5. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, “commodities” includes commodity contracts.
     6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
     Each of the Equity Funds, the Fixed Income Funds, the Intermediate Tax Exempt Bond Fund, the Maryland Tax Exempt Bond Fund and the Tax Exempt Limited Maturity Bond Fund may not:
     7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of the International Equity Fund, securities issued or guaranteed by any foreign government, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that (i) up to 25% of the value of the Equity Funds’, the Fixed Income Funds’, the Intermediate Tax Exempt Bond Fund’s and the Tax Exempt Limited Maturity Bond Fund’s total assets may be invested without regard to such limitations and (ii) up to 50% of the value of the Maryland Tax Exempt Bond Fund’s total assets may be invested without regard to these limitations, provided that no more than 25% of the Maryland Tax Exempt Bond Fund’s total assets may be invested in the securities of any one issuer. Each of the Intermediate Tax Exempt Bond, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund may not:
8. Change its fundamental investment policy without a vote of the Fund’s shareholders.
     With respect to investment limitation No. 3 above, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities,” except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) for all borrowings. Should a Fund’s asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.
     Investment limitation No. 7 above does not apply to the Money Market Funds which are instead subject to the portfolio diversification requirements imposed by Rule 2a-7 under the 1940 Act.
     For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.
     Except for the Funds’ policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.
     In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:
     No Fund may:
1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC) in operating as funds of funds, as permitted by the 1940 Act, may invest its total assets in securities of investment companies in the PNC Funds group of investment companies.
2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund’s investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund’s investment objective and policies, (a) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short), and (d) the S&P 500 Index Fund can otherwise engage in short sales that are covered in accordance with the guidelines of the SEC and its staff.
4. Purchase securities of companies for the purpose of exercising control.
5. Invest more than 15% of its net assets in illiquid securities (5% of total assets in the case of the Money Market Funds).

6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund’s investment practices described in its Prospectuses or SAI are not deemed to be pledged for purposes of this limitation.
     With respect to investment limitation No. 1 above, see “Securities of Other Investment Companies” above for the limitations applicable to each Fund’s investments in other investment companies. With respect to investment limitation No. 3(c) and (d), see “Short Sales” above.
     The Funds do not intend to acquire securities issued by the Adviser, Underwriter (as defined in “Additional Purchase and Redemption Information” below) or their affiliates.
NET ASSET VALUE
Valuation of the Money Market Funds
          PNC Funds uses the amortized cost method to value shares of the Money Market Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.
          Each Money Market Fund invests only in high quality short-term instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per share, provided that a Fund will not purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act. Each Money Market Fund maintains a dollar-weighted average portfolio maturity of less than 60 days and a weighted average life of less than 120 days. PNC Funds’ Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, redeeming shares in kind, reducing the number of a Fund’s outstanding shares without monetary consideration, or utilizing a NAV per share determined by using available market quotations.
Valuation of Debt Securities
          Assets of the Funds (other than the Money Market Funds) invested in debt securities are valued by an independent pricing service (“Service”) approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. See “Net Asset Value — Other” below. Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.
Valuation of Equity Securities
          In determining market value for equity securities, the assets of the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the bid price.
Valuation of Foreign Securities
          Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges.
          A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation.
          Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.
Valuation of Shares of Other Mutual Funds
          Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.
Other
          Securities for which market quotations are not readily available are valued at fair value using methods determined by or under the supervision of the Board of Trustees. A Fund may also use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by a Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The Service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate the NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
          An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
          The sale of the Funds’ shares is facilitated by Professional Funds Distributor, LLC (the “Underwriter”), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of PNC Funds. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor’s financial institution at its principal office or directly to PNC Funds at PNC Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, RI 02940-9795. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and “Signature Guaranteed” must appear with the signature. An investor’s financial institution may request further documentation from corporations, executors, administrators, Trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.
          Redemption requests will be processed at the next NAV determined, after a Fund receives your request in good order, less any applicable deferred sales charge. Good order means that complete information is provided about your sale request.
          PNC Funds may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) upon providing prior notification to the SEC, the PNC Funds’ Board of Trustees determines that a PNC Money Market Fund’s shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund; (d) the SEC has by order permitted such suspension; or (e) an emergency exists as determined by the SEC, as a result of which: (i) disposal by PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for PNC Funds to determine the fair market value of its net assets.
          Payment for shares of a Fund may, in the discretion of PNC Funds, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.
          PNC Funds normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and would be subject to tax on any gain realized upon such sale.
          The applicable Prospectuses describe the risks to the Funds of excessive trading in Fund shares (sometimes referred to as market timing) and each Fund’s procedures to limit this activity. These risks include possible dilution in the value of Fund shares held by long-term shareholders and the risk of time-zone arbitrage for Funds that invest in securities that trade in foreign markets. Time-zone arbitrage might work as follows: A market timer may purchase shares of a Fund that invests in overseas markets based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market timer would redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Fund shareholders. The Funds do not have any arrangements with any person or group of individuals to permit frequent purchases and redemptions of Fund shares.
          As described in the applicable Prospectuses, Class I Shares of the Funds are sold to financial institutions investing for their own or their customers’ accounts, directly to corporate investors and, employees, directors, officers and retirees of PNC Funds, PNC or any of its affiliates, the Funds’ Co-Administrator, Underwriter, or any investment sub-adviser to the Funds and their immediate families (spouse, parents, siblings, children and grandchildren) subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. There is no subsequent minimum investment. Class A Shares of the non-money market funds are sold to individuals, corporate investors and retirement plans at the public offering price based on a Fund’s NAV plus a front-end load or sales charge as described in the Prospectuses for Class A and Class C Shares. Class C Shares of the Money Market Fund are available to the holders of Class C Shares of another Fund who wish to exchange their Class C Shares of another Fund for Class C Shares of the Money Market Fund. Class C Shares of the Money Market Fund may also be purchased through the Systematic Exchange Program as described in the applicable Prospectus. Class C Shares of the Money Market Fund are also available for purchase by retirement plans. Class C Shares of the non-money market funds are sold to individuals, corporate investors and retirement plans at NAV but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectuses for Class A and Class C Shares. Class T Shares of the Money Market Funds are sold to financial intermediaries.

          PNC Funds has authorized one or more brokers to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker’s authorized designee receives the order. Orders will be priced at the NAV next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by a Fund.
          The Adviser or its affiliates will pay finder’s fees to dealers on new investments in Class A Shares as follows:
Equity Funds (other than the S&P 500 Index Fund and Small Cap Funds):
1.00% on amounts between $1 million and $5 million; plus
0.50% on amounts between $5 million and $10 million; plus
0.25% on amounts over $10 million
Small Cap Funds:
1.00% on assets up to $500 million; plus
0.95% on assets between $500 million and $1 billion; plus
0.90% on assets over $1 billion
Fixed Income Funds (other than the Limited Maturity Bond and Ultra Short Bond Funds), the Tax Exempt Bond Funds and S&P 500 Index Fund:
0.50% on amounts between $1 million and $5 million; plus
0.25% on amounts over $5 million
Limited Maturity Bond Fund
0.25% on amounts over $1 million
Ultra Short Bond Fund
No finder’s fee will be paid on new investments in Class A Shares
          The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:
International Equity, Large Cap Core Equity, Large Cap Growth, Large Cap Value, Mid Cap Value, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, and Small Cap Funds

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $25,000	5.50	5.82	5.00
$25,000 but less than $50,000	5.25	5.54	4.75
$50,000 but less than $100,000	4.75	4.99	4.25
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	3.00	3.09	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 or more*	—	—	—

Balanced Allocation Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $50,000	4.75	4.99	4.25
$50,000 but less than $100,000	4.00	4.17	3.50
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 or more*	—	—	—
S&P 500 Index Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 but less than $500,000	1.50	1.52	1.00
$500,000 but less than $1,000,000	1.00	1.01	0.50
$1,000,000 or more*	—	—	—
Bond, Government Mortgage, High Yield Bond, Intermediate Bond and Total Return Advantage Funds

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $50,000	4.50	4.71	4.00
$50,000 but less than $100,000	4.00	4.17	3.50
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 or more*	0.00	0.00	0.00

Intermediate Tax Exempt Bond, Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Limited Maturity Bond Funds

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $100,000	3.00	3.09	2.50
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 but less than $500,000	1.50	1.52	1.00
$500,000 but less than $1,000,000	1.00	1.01	0.50
$1,000,000 or more*	0.00	0.00	0.00
Limited Maturity Bond Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $100,000	2.00	2.04	1.50
$100,000 but less than $250,000	1.50	1.52	1.25
$250,000 but less than $500,000	1.00	1.01	0.75
$500,000 but less than $1,000,000	0.50	0.50	0.25
$1,000,000 or more*	0.00	0.00	0.00
Ultra Short Bond Fund

			Dealers’
	Sales Charge as		Reallowance
If your	a % of Offering	As a % of Net	as a % of Offering
Investment is:	Price Per Share	Amount Invested	Price Per Share

Less than $100,000	1.00	1.01	0.50
$100,000 but less than $1,000,000	0.50	0.50	0.25
$1,000,000 or more*	0.00	0.00	0.00

*	There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed (i) 1.00% of the amount invested, with respect to the PNC Equity Funds and (ii) 0.50% of the amount invested, with respect to the PNC Fixed Income and Tax Exempt Bond Funds. If you redeem the shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of (i) 1.00% will be assessed against your account, with respect to PNC Equity Funds (except the S&P 500 Index Fund) and (ii) up to 0.50% (0.25% in the case of the Limited Maturity Bond Fund) may be assessed against your account, with respect to the PNC Fixed Income and Tax Exempt Bond Funds (except the Ultra Short Bond Fund).

The front-end sales charge, if applicable for a Fund, will be waived on Class A Shares purchased:
•	by Trustees and officers of PNC Funds and their immediate families (spouse, parents, siblings, children and grandchildren);

•	by directors and retired directors of BNY Mellon Investment Servicing or any of its affiliates and their immediate families, employees and retired employees of PNC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of PNC or any of its affiliates; and

•	by officers, directors, employees and retirees of the Sub-Advisers, co-administrators, transfer agent, distributor and custodian and members of their immediate families.
          Please refer to the Prospectus for detailed information concerning the front-end sales charge on purchases of Class A Shares.
          Automatic investment programs such as the Planned Investment Program (“Program”) described in the Prospectuses permit an investor to use “dollar cost averaging” in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials, PNC Funds may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index or Barclays Capital U.S. Intermediate Government Bond Index.
Offering Price Per Class A Share of the Fund
          An illustration of the computation of the offering price per Class A Share of the Funds, based on the value of each Fund’s net assets and number of outstanding shares on May 31, 2011 is shown below.

Balanced
Allocation Fund
Net Assets of A Shares	$	[ ]
Outstanding A Shares	$	[ ]
Net Asset Value Per Share	$	[ ]
Sales Charge, 4.75% of Offering Price	$	[ ]
Offering Price to Public	$	[ ]

	International		Large Cap Core
	Equity Fund		Equity Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 5.50% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

Large Cap
	Large Cap Growth Fund		Value Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 5.50% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

Multi-Factor
	Mid Cap Value Fund		Small Cap Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 5.50% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

	Multi-Factor		Multi-Factor
	Small Cap Growth Fund		Small Cap Value Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 5.50% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

Small Cap Fund
Net Assets of A Shares	$	[ ]
Outstanding A Shares	$	[ ]
Net Asset Value Per Share	$	[ ]
Sales Charge, 5.50% of Offering Price	$	[ ]
Offering Price to Public	$	[ ]

S&P 500 Index Fund
Net Assets of A Shares	$	[ ]
Outstanding A Shares	$	[ ]
Net Asset Value Per Share	$	[ ]
Sales Charge, 2.50% of Offering Price	$	[ ]
Offering Price to Public	$	[ ]

Government
	Bond Fund		Mortgage Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 4.50% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

Total Return
	Intermediate Bond Fund		Advantage Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 4.50% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

High Yield Bond Fund
Net Assets of A Shares	$	[ ]
Outstanding A Shares	$	[ ]
Net Asset Value Per Share	$	[ ]
Sales Charge, 4.50% of Offering Price	$	[ ]
Offering Price to Public	$	[ ]

Limited Maturity
Bond Fund
Net Assets of A Shares	$	[ ]
Outstanding A Shares	$	[ ]
Net Asset Value Per Share	$	[ ]
Sales Charge, 2.00% of Offering Price	$	[ ]
Offering Price to Public	$	[ ]

Ultra Short Bond Fund
Net Assets of A Shares	$	[ ]
Outstanding A Shares	$	[ ]
Net Asset Value Per Share	$	[ ]
Sales Charge, 1.00% of Offering Price	$	[ ]
Offering Price to Public	$	[ ]

	Intermediate		Maryland Tax
	Tax Exempt Bond Fund		Exempt Bond Fund
Net Assets of A shares	$	[ ]	$	[ ]
Outstanding A shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 3.00% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

	Michigan Intermediate		Ohio Intermediate Tax
	Municipal Bond Fund		Exempt Bond Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 3.00% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

	Pennsylvania Intermediate		Tax Exempt Limited
	Municipal Bond Fund		Maturity Bond Fund
Net Assets of A Shares	$	[ ]	$	[ ]
Outstanding A Shares	$	[ ]	$	[ ]
Net Asset Value Per Share	$	[ ]	$	[ ]
Sales Charge, 3.00% of Offering Price	$	[ ]	$	[ ]
Offering Price to Public	$	[ ]	$	[ ]

Exchange Privilege
     Investors may exchange all or part of their Class A Shares, Class C Shares or Class T Shares as described in the applicable Prospectuses. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to shareholders.
     By use of the exchange privilege, the investor authorizes the Transfer Agent’s financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class C Shares or Class T Shares and the account number. The Transfer Agent’s records of such instructions are binding.
DESCRIPTION OF SHARES
     PNC Funds is a Delaware statutory trust. PNC Funds’ Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any issued or unissued shares of PNC Funds into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Any such classification or reclassification will comply with the provisions of the 1940 Act. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectuses:

Balanced Allocation Fund
Class AA	Class I Shares
Class AA — Special Series 1	Class A Shares
Class AA — Special Series 3	Class C Shares

International Equity Fund
Class U	Class I Shares
Class U — Special Series 1	Class A Shares
Class U — Special Series 3	Class C Shares

Large Cap Core Equity Fund
Class W	Class I Shares
Class W — Special Series 1	Class A Shares
Class W — Special Series 3	Class C Shares

Large Cap Growth Fund
Class H	Class I Shares
Class H — Special Series 1	Class A Shares
Class H — Special Series 3	Class C Shares

Large Cap Value Fund
Class M	Class I Shares
Class M — Special Series 1	Class A Shares
Class M — Special Series 3	Class C Shares

Mid Cap Value Fund
Class PP	Class I Shares
Class PP — Special Series 1	Class A Shares
Class PP — Special Series 3	Class C Shares

Multi-Factor Small Cap Core Fund
Class GGG	Class I Shares
Class GGG — Special Series 1	Class A Shares
Class GGG — Special Series 3	Class C Shares

Multi-Factor Small Cap Growth Fund
Class HHH	Class I Shares
Class HHH — Special Series 1	Class A Shares
Class HHH — Special Series 2	Class C Shares

Multi-Factor Small Cap Value Fund
Class N	Class I Shares
Class N — Special Series 1	Class A Shares
Class N — Special Series 3	Class C Shares

S&P 500 Index Fund
Class V	Class I Shares
Class V — Special Series 1	Class A Shares
Class V — Special Series 3	Class C Shares

Small Cap Fund
Class EEE	Class I Shares
Class EEE — Special Series 1	Class A Shares
Class EEE — Special Series 3	Class C Shares

Bond Fund
Class R	Class I Shares
Class R — Special Series 1	Class A Shares
Class R — Special Series 3	Class C Shares

Government Mortgage Fund
Class DD	Class I Shares
Class DD — Special Series 1	Class A Shares
Class DD — Special Series 3	Class C Shares

High Yield Bond Fund
Class QQ	Class I Shares
Class QQ — Special Series 1	Class A Shares

Intermediate Bond Fund
Class I	Class I Shares
Class I — Special Series 1	Class A Shares
Class I — Special Series 3	Class C Shares

Limited Maturity Bond Fund
Class O	Class I Shares
Class O — Special Series 1	Class A Shares
Class O — Special Series 3	Class C Shares

Total Return Advantage Fund
Class P	Class I Shares
Class P — Special Series 1	Class A Shares
Class P — Special Series 3	Class C Shares

Ultra Short Bond Fund
Class SS	Class I Shares
Class SS — Special Series 1	Class A Shares
Class SS — Special Series 3	Class C Shares

Intermediate Tax Exempt Bond Fund
Class L	Class I Shares
Class L — Special Series 1	Class A Shares
Class L — Special Series 3	Class C Shares

Maryland Tax Exempt Bond Fund
Class JJJ	Class I Shares
Class JJJ Special Series 1	Class A Shares
Class JJJ Special Series 3	Class C Shares

Michigan Intermediate Municipal Bond Fund
Class HH	Class I Shares
Class HH — Special Series 1	Class A Shares
Class HH — Special Series 3	Class C Shares

Ohio Intermediate Tax Exempt Bond Fund
Class K	Class I Shares
Class K — Special Series 1	Class A Shares
Class K — Special Series 3	Class C Shares

Pennsylvania Intermediate Municipal Bond Fund
Class T	Class I Shares
Class T — Special Series 1	Class A Shares
Class T — Special Series 3	Class C Shares

Tax Exempt Limited Maturity Bond Fund
Class KKK	Class I Shares
Class KKK Special Series 1	Class A Shares
Class KKK Special Series 3	Class C Shares

Government Money Market Fund
Class B	Class I Shares
Class B — Special Series 1	Class A Shares

Money Market Fund
Class A	Class I Shares
Class A — Special Series 1	Class A Shares
Class A — Special Series 3	Class C Shares

Ohio Municipal Money Market Fund
Class BB	Class I Shares
Class BB — Special Series 1	Class A Shares
Class BB — Special Series 6	Class T Shares

Pennsylvania Tax Exempt Money Market Fund
Class Q	Class I Shares
Class Q — Special Series 1	Class A Shares
Class Q — Special Series 6	Class T Shares

Tax Exempt Money Market Fund
Class D	Class I Shares
Class D— Special Series 1	Class A Shares
Class D — Special Series 6	Class T Shares

Treasury Money Market Fund
Class C	Class I Shares
Class C — Special Series 1	Class A Shares

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in their discretion. When issued for payment as described in the Prospectuses, a Fund’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of PNC Funds or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of PNC Funds not belonging to any particular Fund which are available for distribution.
          Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as PNC Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund will be deemed to be affected by a matter, unless the interests of each Fund in the matter are substantially identical or the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of PNC Funds voting together in the aggregate without regard to a particular Fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.
          Shareholders are entitled to one vote for each full Share and a fractional vote for each fractional Share held by such shareholder. Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.
          Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances: (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their NAV and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund’s assets into money and, in connection therewith, cause all outstanding shares of such fund involved to be redeemed at their NAV; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of PNC Funds, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, cause all outstanding shares of any fund to be redeemed at their NAV or converted into shares of another class of PNC Funds at NAV. In the event that shares are redeemed in cash at their NAV, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund’s securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund’s shareholders at least 30 days prior thereto.
ADDITIONAL INFORMATION CONCERNING TAXES
          The following summarizes certain additional U.S. federal tax considerations generally affecting the Funds and their shareholders and the following information supplements and should be read in conjunction with the Funds’ Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters. Potential investors should consult their tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.
          The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. These authorities are subject to change, possibly with retroactive effect.

Qualification as a Regulated Investment Company
          Each Fund is treated as a separate corporation for U.S. federal income tax purposes. Each Fund has elected to be treated as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code and intends each year to qualify and to be eligible to be treated as such. As a regulated investment company, a Fund will generally not be subject to U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, each Fund must, among other things, meet three important tests each year.
          First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.
          Second, at the close of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested (x) in the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships. For purposes of this diversification test, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment, and in some cases, identification of the issuer (or issuers) is uncertain under current law. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions.
          Third, the Fund must distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term capital loss) and net tax exempt income, if any, for such year.
          Each Fund intends to comply with these requirements. If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at regular corporate rates, and all distributions from earnings and profits, including any distributions of net tax exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portion of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders, provided that such shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is afforded special tax treatment.
          The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income (the excess of capital gains over capital losses) for the one-year period ending October 31 of such year (or November 30 or December 31 of that year if the fund is permitted to elect and so elects), plus any such amounts retained from the prior year. Each Fund intends to make sufficient distributions each calendar year to avoid liability for this excise tax, although there can be no assurance that it will do so.
Capital Loss Carryforwards
          Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. A Fund may carry net capital losses forward for eight years and use them to offset capital gains realized during this period; any net capital losses remaining at the conclusion of the eighth taxable year succeeding the taxable year in which such net capital losses arose will expire unused. All net capital losses carried forward are treated as short-term capital losses, and will offset any short-term capital gains before offsetting any long-term capital gains. A Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See each Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.
Distributions
          Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses reduced by utilizable capital loss carryforwards, if any). Any taxable income including any net capital gain retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
          Except for exempt-interest dividends (defined below) paid by the Tax Exempt Bond Funds and Tax Exempt Money Market Funds, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, are generally taxable to shareholders. If a Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.
          For U.S. federal income tax purposes, distributions of investment income (other than exempt-interest dividends from the Tax Exempt Bond Funds and Tax Exempt Money Market Funds, as described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain that are properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. The Fixed Income Funds, the Tax Exempt Bond Funds and the Money Market Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.
          In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.
          In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The International Equity Fund, the Fixed Income Funds, the Tax Exempt Bond Funds and the Money Market Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.
          Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Additional Tax Information Concerning the Tax Exempt Bond Funds and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds
          As described above and in the Prospectuses, the Tax Exempt Bond Funds and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (the “Tax Exempt Money Market Funds” and together with the Tax Exempt Bond Funds, the “Tax Exempt Funds”) intend to pay dividends that pass through to shareholders the tax exempt character of exempt interest earned by such Funds (“exempt-interest dividends”) for U.S. federal income tax purposes. The Tax Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax exempt income irrespective of fluctuations in principal. Tax exempt institutions and retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts are generally tax exempt and, therefore, would not gain any additional benefit from the Tax Exempt Funds’ exempt-interest dividends (defined below). In addition, the Tax Exempt Funds may not be an appropriate investment for persons or entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) which occupies more than 5% of the usable area of such facilities or (iii) for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.
          A Tax Exempt Fund is eligible to pay exempt-interest only for taxable years in which, at the close of each quarter, at least 50% of the value of the Fund’s total assets consists of securities generating interest that is exempt from federal income tax under Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund’s taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from federal income tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year. Distributions designated as exempt-interest dividends are not generally taxable to Fund shareholders for U.S. federal income tax purposes, but they may be subject to state and local taxes. In the case of the state-specific Tax-Exempt Funds, distributions of interest derived from municipal securities of the state for which the Fund is named are generally exempt from personal income taxes in such state. Shareholders should consult their tax advisers regarding the state tax consequences of an investment in the Tax-Exempt Funds.
          Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described above.
          Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Tax Exempt Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt-interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness times the ratio of the exempt-interest dividends received by the shareholder to all of the Tax Exempt Fund’s dividends received by the shareholder (excluding capital gain dividends).
          An investment in a Tax Exempt Fund may result in liability for the federal alternative minimum, tax, both for individual and corporate shareholders. For example, if a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds. Certain of the Tax Exempt Funds intend to invest in tax exempt obligations that would not subject shareholders to alternative minimum tax. See “Investment Objectives and Policies” to determine whether a particular Tax Exempt Fund intends to do so. In any event, corporate shareholders will generally be required to take into account all exempt-interest dividends from the Tax Exempt Funds in determining certain adjustments for alternative minimum tax purposes. Individual and corporate shareholders should consult their tax advisers regarding the potential alternative minimum tax implications of holding shares of a Tax Exempt Fund.
          In purchasing tax exempt obligations, the Funds intend to rely on opinions of bond counsel or counsel to the issuers of the tax exempt obligations as to the excludability of interest on those obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. No assurance can be given that the IRS will not successfully challenge the tax-exempt status of an obligation, which could cause interest on the obligation to be taxable. Tax laws not only limit the purposes for which tax exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. In addition, from time to time legislation may arise that would change the tax treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisers for the current law on exempt-interest dividends.
Sale or Redemption of Fund Shares
          The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In the case of the Money Market Funds, it is not expected that any gain or loss will be realized in respect of Fund shares because of such Funds’ policies to maintain their net asset values at a constant $1.00 per share. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to the shares. In addition, in the case of the Tax Exempt Funds, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. Further, in the case of all Funds, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Taxation of Fund Investments
     Original Issue Discount and Market Discount
          Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.
          Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
          Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
          If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.
     Issuer Deductibility of Interest
          A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

     At-Risk or Defaulted Securities
          Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
     Certain Investments in REITs
          Any investment by a Fund in equity securities of REITs may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
          A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
          In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
          As a result of these rules regarding excess inclusions and certain rules applicable to charitable remainder trusts, a Fund investing in such interests that give rise to excess inclusion income may not be a suitable investment for charitable remainder trusts. Charitable remainder trusts should consult their tax advisers regarding an investment in the Funds.
     Foreign Currency Transactions
          Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

     Passive Foreign Investment Companies
          Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
     Options, Futures, and Forward Contracts, Swap Agreements, and other Derivatives Transactions
          The U.S. federal income tax treatment of a Fund’s options activity will vary based on the nature and the subject of the options. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
          Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.
          The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

          In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
          Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
     Book-Tax Differences
          Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If there are differences between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
Foreign Taxation
          Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Except in the case of the International Equity Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. This will decrease the Fund’s yield on securities subject to such taxes. In the case of the International Equity Fund, if more than 50% of the Fund’s assets at year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by other regulated investment companies in which the Fund invests.
State and Local Taxes
          Although each Fund expects to qualify as a regulated investment company and expects not to be subject to U.S. federal income tax to the extent it distributes its investment income and capital gains to shareholders, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Non-U.S. Shareholders
          In general, dividends other than capital gain dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Distributions properly designated as capital gain dividends and exempt-interest dividends generally are not subject to withholding of U.S. federal income tax (except that exempt-interest dividends may be subject to backup withholding).
          For taxable years of a Fund beginning before January 1, 2010, the Funds were not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly designated by the Fund (“short-term capital gain dividends”). This exception to withholding for interest-related dividends did not apply to distributions to a foreign shareholder (A) that had not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that was within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend was attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends did not apply to (A) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below. For taxable years of a Fund beginning before January 1, 2010, a Fund was permitted to make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be.
          In the case of shares held through an intermediary, the intermediary could withhold even if the Fund made a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
          A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund or to the capital gain dividend the foreign shareholder received (as described below).
          If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
          Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

          If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2010, this “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders would apply only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend the “look-through” provisions applicable before January 1, 2010 described above to distributions made on or after January 1, 2010 and what the terms of any such extension would be.
          In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. Moreover, if a Fund were a USRPHC or former USRPHC, it could be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts are in excess of the Fund’s current and accumulated “earnings and profits” for the applicable taxable year.
          The Funds generally do not expect that they will be USRPHCs or would be USRPHCs but for the operation of certain of the special exceptions referred to above.
          In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.
          To the extent the International Equity Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.
          Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.
Backup Withholding
          Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Recently Enacted Reporting and Withholding Rules
          The Hiring Incentives to Restore Employment (“HIRE”) Act, enacted in March 2010, generally imposes a new reporting and 30% withholding tax regime with respect to certain U.S.-source income, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“withholdable payments”). Very generally, the new rules require the reporting to the IRS of the direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons, with the 30%

withholding tax regime applying to withholdable payments after December 31, 2012 if there is a failure, including by a U.S. person, to provide this required information. Subject to future IRS guidance, a Fund may require additional tax-related certifications, representations or information from shareholders in order to comply with the provisions of the HIRE Act.
          Very generally, once these new rules are effective and subject to future guidance, any distribution by a Fund to a shareholder, including a distribution in redemption of shares and a distribution of income or gains exempt from U.S. federal income tax or, in the case of distributions to a foreign shareholder, exempt from withholding under the regular withholding rules described earlier (e.g., capital gain dividends), will be a withholdable payment subject to the new 30% withholding requirements, unless a shareholder provides information, certifications, representations or waivers of foreign law, as the Fund requires, to comply with the new rules. In the case of certain foreign shareholders, it is possible that this information will include information regarding direct and indirect U.S. owners of such foreign shareholders. U.S. shareholders generally will not be subject to this 30% withholding requirement so long as they provide the Fund with certification of their U.S. status, as the Fund requires, to comply with the new rules. The failure of a shareholder to provide such information may result in other adverse consequences to the shareholder. A foreign shareholder that is treated as a “foreign financial institution” generally will be subject to withholding unless it enters into an agreement with the IRS.
          In general, any U.S. or foreign person investing in a Fund through an intermediary that is treated as a “foreign financial institution” will have withholdable payments made to them that are attributable to their Fund distributions reduced by the 30% withholding rate if the person fails to provide the intermediary, or the intermediary fails to provide the Fund, with the certifications, waivers or other information that the intermediary or Fund, as applicable, needs to comply with these new rules. U.S. and foreign persons investing in a Fund through foreign intermediaries should contact their intermediaries regarding the application of these rules to their accounts and their investment in the Fund.
          No guidance on these new HIRE Act requirements has yet been issued. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged to consult their tax advisers regarding the application of these requirements to their own situation.
          The HIRE Act also created new foreign asset reporting requirements for certain persons. Effective for taxable years beginning after March 18, 2010 and subject to specified exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any).
          Shareholders could be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders should consult their tax advisers to determine the applicability of these reporting requirements in light of their individual circumstances.
Tax Shelter Reporting
          Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased Through Tax-Qualified Plans
          Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.
TRUSTEES AND OFFICERS
          The business and affairs of PNC Funds are managed under the direction of PNC Funds’ Board of Trustees in accordance with Delaware law and PNC Funds’ Agreement and Declaration of Trust. Information pertaining to the Trustees and officers of PNC Funds is set forth below. None of the Trustees are affiliated with the Adviser or its affiliates and none of the Trustees are “interested persons” as defined under Section 2(a)(19) of the 1940 Act. The Trustees and officers of the Funds are Trustees/Directors and officers of other registered investment companies managed, advised, administered or distributed by the Adviser or its affiliates. A list of the Trustees and officers of PNC Funds and a brief statement of their present positions and principal occupations during the past five years are set out below.

			Number of	Other
			Portfolios in	Directorships
	Position Held		Fund	Held by
Name, Address[1]	With the	Principal	Complex[3]	Trustee
Age and	Fund and Length	Occupation(s)	Overseen by	During Past 5
Date of Birth	of Time Served[2]	During Past 5 Years	Trustee	Years[4]
Dorothy A. Berry — 68 Date of Birth: 9/12/43	Trustee Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986.	11 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios.; Trustee, Allegiant Funds until 2010.

John G. Drosdick[5] — 67 Date of Birth: 8/9/43	Trustee since November 1, 2010; Chairman of the Board and Nominating Committee since June 3, 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products); 2000-2008	11 registered investment companies consisting of 36 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company); Director, Lincoln Financial Corporation (financial services) until 2005.

			Number of	Other
			Portfolios in	Directorships
	Position Held		Fund	Held by
Name, Address[1]	With the	Principal	Complex[3]	Trustee
Age and	Fund and Length	Occupation(s)	Overseen by	During Past 5
Date of Birth	of Time Served[2]	During Past 5 Years	Trustee	Years[4]
Richard W. Furst — 73 Date of Birth: 9/13/38	Trustee since June 1990	Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky, since 2003.	11 registered investment companies consisting of 36 portfolios	Director, Central Bank & Trust Co.; Director, Central Bancshares; Trustee, Allegiant Funds until 2010.

Dale C. LaPorte — 69 Date of Birth: 1/04/42	Trustee since April 2005; Chairman of the Legal Compliance Committee since May 2009	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005-2008; Partner, 1974 — 2005 and Chairman of Executive Committee, 2000 — 2004, of Calfee, Halter & Griswold LLP (law firm).	11 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.

L. White Matthews, III—65 Date of Birth: 10/5/45	Trustee since February 8, 2010; Chairman of the Audit Committee since June 3, 2011	Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003 to 2007; Director and Chairman of the Board of Constar International Inc. (plastic packaging manufacturer), 2009 to present.	11 registered investment companies consisting of 36 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Imation Corp. (data storage products); Director, PNC Funds, Inc. until 2010.

			Number of	Other
			Portfolios in	Directorships
	Position Held		Fund	Held by
Name, Address[1]	With the	Principal	Complex[3]	Trustee
Age and	Fund and Length	Occupation(s)	Overseen by	During Past 5
Date of Birth	of Time Served[2]	During Past 5 Years	Trustee	Years[4]
Edward D. Miller, MD—68 Date of Birth: 2/1/43	Trustee since February 8, 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	11 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.

Name, Address[1]	Position Held with the
Age and	Fund and Length	Principal Occupation(s)
Date of Birth	of Time Served	During Past 5 Years
Kevin A. McCreadie[6] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 51	President Since February 2010	President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.), since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company, 1999-2002.

Jeffrey P. Pruitt[6] 1900 East 9th Street, 15th Floor Cleveland, OH 44114 Date of Birth: 8/30/71 Age: 40	Chief Compliance Officer Since November 2010	Head of Compliance Programs, PNC Capital Advisors, LLC since October 2010; Chief Compliance Officer, Thrivent Financial for Lutherans (“Thrivent”), February 2010 — May 2010; Director of Investment Company Compliance, Thrivent, 2004 — February 2010.

Jennifer E. Spratley[6] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 2/13/69 Age: 42	Vice President Since March 2010	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 — September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.

John F. Kernan[6] 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 46	Treasurer Since May 2008 (formerly Assistant Treasurer from February 2005 to May 2008)	Senior Vice President and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Vice President, National City Bank, June 2004 — September 2009; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 — 2004.

Savonne L. Ferguson[6] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 10/31/73 Age: 37	Secretary Since November 2010 to present (formerly Assistant Secretary from June 2010 to November 2010)	Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (formerly, PNC Capital Advisors, Inc.) since 2010; Vice President, PNC Capital Advisors, Inc. 2007-2009; Assistant Vice President, PNC Capital Advisors, Inc. 2002-2007.

Name, Address[1]	Position Held with the
Age and	Fund and Length	Principal Occupation(s)
Date of Birth	of Time Served	During Past 5 Years
Patrick Glazar[6] 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 44	Assistant Treasurer Since May 2008 (formerly Treasurer from February 2006 to May 2008)	Vice President and Senior Director, Accounting and Administration, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) since September 2002.

Randi D. Gage[5] 301 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 4/27/59 Age: 52	Assistant Secretary Since February 2011	Vice President and Director, Regulatory Administration, BNY Mellon Investment Servicing (US) Inc. since March, 2011; Vice President and Senior Manager, BNY Mellon Investment Servicing (US) Inc., 2009-2011; Assistant Vice President and Manager, BNY Mellon Investment Servicing (US) Inc., 2007-2009; Managing Senior Paralegal, ING USA Annuity and Life Insurance Company, 2003-2007.

[1]	Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne L. Ferguson.

[2]	Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

[3]	The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

[4]	Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Funds, each Trustee serves as a Trustee of PNC Advantage Funds and a Director of the PNC Alternative Investment Fund complex.

[5]	Mr. Drosdick serves as Chairman of PNC Advantage Funds and the PNC Alternative Investment Fund complex.

[6]	Mmes. Ferguson, Gage and Spratley and Messrs. Kernan, McCreadie and Pruitt also serve as Officers of PNC Advantage Funds and PNC Alternative Investment Funds in their same capacities.

[7]	Mr. Glazar also serves as an officer of the PNC Advantage Funds in the same capacity.

          The information above includes each Trustee’s principal occupation during the last five years or longer if relevant to the Trustee’s qualifications to serve on the Board. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of the Trustees, and the role each plays as a member of a board that collectively possesses the talents needed for the representation of member interests led to the conclusion that each Trustee should serve as a Trustee for the Trust. Among others, the following attributes were specifically noted in the evaluation of the Trustees: Ms. Berry, an attorney by training, has been an executive in various aspects of the finance and mutual fund industry for more than thirty years. Mr. Drosdick brings experience as a senior executive of a major corporation and as a director of both commercial and financial companies. Dr. Furst has substantial academic and professional experience in finance, including serving as an Endowed Professor of Finance and as Dean of the Gatton College of Business and Economics. Mr. LaPorte, also a lawyer, brings to the Board years of experience counseling business entities of all kinds. Mr. Matthews has served as the chief financial officer of two large enterprises and brings a significant depth of experience to the Board. Dr. Miller has demonstrated leadership and management abilities evidenced in his senior executive positions. In addition, with the exception of Mr. Drosdick, who just recently joined the Board, the Trustees’ previous experience on the Board provides a deep understanding of the issues impacting the shareholders of the Funds.
          The Board has appointed an independent Trustee as Chairman of the Board. The Board has also engaged the Adviser and Co-Administrators to manage and administer the Funds and to retain other service providers, as necessary. All parties engaged to render services to the Funds are subject to the oversight of the Board. The Chairman presides at meetings, oversee preparation of meeting agenda, serve as liaison to the third-party service providers and other Trustees and officers and perform such acts and duties as may be permitted by the Trust’s Agreement and Declaration of Trust, Bylaws, policies and governing law. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The designation of the Chairman does not impose on the Chairman any duties, obligations or liability beyond that imposed on such person as a member of the Board generally. The Board conducts regular quarterly meetings and any such special meetings as are required, either in person or telephonically to ensure the uninterrupted oversight of the management of the Trust. The Board regularly meets separately from the Adviser and other service providers to consider matters that are scheduled to come before the Board and to meet periodically with the Trust’s Chief Compliance Officer. As part of its duties, the Board oversees risk relating to the Funds. Through reports and interactions with the Adviser during and between meetings, the Board monitors various types of risk including, but not limited to, investment risk, operational risk and enterprise risk as well as the operation of the Adviser’s risk management program. There can be no assurance that all components of risk have been identified by the Board. The Board relies on professionals, such as the independent registered public accountants and legal counsel, to assist the Trustees in performing their oversight responsibility. The Board has established the committees described below, and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight responsibilities. The Board believes that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board and frequent communications with professionals retained to serve the Funds, including the Adviser, legal counsel, financial and accounting professionals and compliance personnel, all of whom enhance the Board’s oversight.
          Any officers of the Trust shall be appointed by the Board, or to the extent permitted by the Board, the president, and each shall serve at the pleasure of the Board, or to the extent permitted by the Board, at the pleasure of the President, subject to the rights, if any, of an officer under any contract of employment. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Board, by the President. Any officer may resign at any time by giving written notice to the Trust. Such resignation shall take effect upon receipt unless specified to be effective at some later time and, unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective. Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.
          The Trust’s Board has formed three committees: an Audit Committee, a Nominating Committee, and a Legal Compliance Committee. Each Committee is composed of the Trust’s six Trustees: Dorothy A. Berry, John G. Drosdick, Richard W. Furst, Dale C. LaPorte, L. White Matthews, III and Edward D. Miller, MD.
          The Audit Committee generally oversees PNC Funds’ accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the PNC Funds’ Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of PNC Funds’ internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of PNC Funds’ financial statements. The Chairman of the Audit Committee is L. White Matthews, III and Ms. Berry and Messrs. Furst and Matthews serve as the Audit Committee Financial Experts. The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.
          The function of the Nominating Committee is to identify qualified candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders or members, as described below. The Committee may also solicit recommendations from current and former Trustees/Directors, management or others who may be familiar with qualified candidates. The Committee may, in its sole discretion, retain and terminate any search firm (and approve such search firm’s fees and other retention terms) to assist in the identification of candidates. In considering candidates for Trustee/Director nominee, the Committee shall give due consideration to the overall Board balance of diversity of skills, perspectives, backgrounds and experiences. The Nominating Committee met once during the last fiscal year.
          The Nominating Committee is responsible for identifying and recommending qualified candidates for election to the Board. The Committee shall accept and review shareholder nominations for Trustees who are not “interested persons” of the Trust as defined under Section 2(a)(19) of the 1940 Act. The Nominating Committee will evaluate the nominees’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers. Specific qualifications will be based on the needs of the Board at the time of the nomination. A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary at Two Hopkins Plaza, Baltimore, MD 21201 with the following information:
•	Shareholder’s name, the fund name and number of fund shares owned and length of period held;

•	Name, age and address of candidate;

•	A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•	Number of fund shares owned by the candidate and length of time held;

•	A supporting statement which (i) describes the candidate’s reasons for seeking election to the Board of Trustees and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•	A signed statement from the candidate confirming his/her willingness to serve on the Board of Trustees.
          The Secretary will submit all nominations to the Committee. The Committee shall assess shareholder nominees in the same manner it reviews its own nominations. The Chairman of the Nominating Committee is John G. Drosdick. The Nominating Committee met one time during the fiscal year ended March 31, 2011.
          The Legal Compliance Committee includes all Independent Trustees. The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser. The Chairman of the Legal Compliance Committee is Dale C. LaPorte. The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.
Trustee Ownership of Fund Shares
               The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the PNC Advantage Funds fund family in the aggregate as of December 31, 2010.
INDEPENDENT TRUSTEES

Aggregate Dollar Range of
Equity Securities in All
	Dollar Range of		Portfolios of the Fund Complex
Name of Trustee/Fund	Equity Securities in the Funds[1]		Overseen by Trustee
Dorothy A. Berry
	$	[ ]	$	[ ]
Richard W. Furst
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
	$	[ ]	$	[ ]
Dale C. LaPorte
	$	[ ]	$	[ ]

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund as of December 31, 2010.

          As of September 13, 2011, except for the Ohio Intermediate Tax Exempt Bond Fund, the Trustees and officers of PNC Funds as a group owned beneficially less than [1%] of each class of the outstanding shares of each of the Funds, and less than [1%] of the outstanding shares, in the aggregate, of all of the Funds of PNC Funds. The following table shows the shares of the Ohio Intermediate Tax Exempt Bond Fund beneficially owned by the Trustees and officers of PNC Funds:

Certain Interests of Independent Trustees
          A number of Independent Directors serve on the boards of other companies that are not affiliated with the Fund or the Manager. Those companies may, from time to time, engage in non-routine banking transactions with PNC Bank, N.A. (“PNC Bank”), the parent company to the Manager. The Independent Directors have no personal interest in the transactions and may only be aware of them in their capacity as board members of such companies. The general nature of the transactions is described briefly below.
     PNC Bank participates in a lending syndicate that extends a line of credit, in the ordinary course of business, to Invacare Corporation (“Invacare”), a company of which Mr. LaPorte is a director. As of December 31, 2010, PNC Bank’s total obligation as part of the syndicate is limited to [ ]% of the total value of the line of credit extended to Invacare. As of December 31, 2010, the PNC Bank portion of the balance outstanding was $[ ]. In addition, Invacare utilizes PNC Bank for certain treasury management and capital markets services, for which the bank receives customary fees and expenses.
     Mr. Drosdick serves on the Board of Trustees of the Philadelphia Museum of Art, which has a $[ ] revolving line of credit with PNC Bank. As of December 31, 2010, the balance on the line of credit was $[ ]. In addition, Mr. Drosdick serves as a director for United States Steel Corporation (“U.S. Steel”). PNC Bank participates in a syndicate that provides a $[ ] credit facility to U.S. Steel. As of the end of 2010, PNC Bank was responsible for $[ ] under the credit facility, which will expire on May 11, 2012. There was a $[ ] balance as of December 31, 2010. PNC Bank is further responsible for $[ ] of purchase commitments under a Receivables Purchase Agreement, with $[ ] outstanding as of December 31, 2010. Finally, PNC Bank is obligated for $[ ] under a Reimbursement Agreement for Standby Letters of Credit, all of which are fully collateralized. Mr. Drosdick also serves on the board of H. J. Heinz Company (“H.J. Heinz”), which has a number of lines of credit for which PNC Bank is responsible as a participant in a syndicate. There was $0 outstanding as of December 31, 2010. In addition, PNC Bank is responsible for $[ ] of purchase commitments for which $[ ] was outstanding on December 31, 2010. Both U.S. Steel and H.J. Heinz engage in various commercial and/or investment banking activities (including short term loans and cash management programs) with PNC Bank, for which the bank receives customary fees and expenses. Lastly, Mr. Drosdick serves on the board of the Merion Golf Club, which has lines of credit with PNC Bank totaling [ ]. As of December 31, 2010, there was $0 balance outstanding.
Board Compensation
          Effective January 1, 2010, each Trustee receives an annual fee of $45,000 plus $3,000 for each Board meeting attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Prior to January 1, 2010, each Trustee received an annual fee of $45,000, plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Co-Chairmen of the Board receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities.
          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by PNC Funds in the shares of one or more portfolios of PNC Funds and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate PNC Funds to retain any Trustee or pay any particular level of compensation.
          [The table below summarizes the compensation for each of the Trustees of PNC Funds for the fiscal year ended May 31, 2011. Messrs. Matthews, Miller and Murphy became Trustees of PNC Funds effective February 8, 2010.

Pension or
	Aggregate		Retirement Benefits	Total Compensation
Name of	Compensation		Accrued as Part of	from PNC Funds and
Person, Position	from PNC Funds		PNC Funds’ Expense[3]	Fund Complex
INDEPENDENT TRUSTEES
John R. Murphy Co-Chairman and Trustee*,2	$	[ ]	[$0]	$	[ ]
Robert D. Neary, Co-Chairman and Trustee*,2	$	[ ]	[$0]	$	[ ]
Dorothy A. Berry, Trustee*	$	[ ]	[$0]	$	[ ]
Kelley J. Brennan, Chairman of the Audit Committee and Trustee*,2	$	[ ]	[$0]	$	[ ]
Richard W. Furst, Trustee*	$	[ ]	[$0]	$	[ ]
Dale C. LaPorte, Trustee*	$	[ ]	[$0]	$	[ ]
L. White Matthews, III Trustee*,1	$	[ ]	[$0]	$	[ ]
Edward D. Miller, Jr. Trustee*,1	$	[ ]	[$0]	$	[ ]

[1]	Became a Trustee of PNC Funds effective February 8, 2010.

[2]	Messrs. Murphy and Neary retired as Co-Chairmen of the Board effective June 2, 2011. Mr. Brennan resigned as Trustee and Chairman of the Audit Committee effective May 3, 2011.

[3]	This amount also represents the total amount of deferred compensation accrued during the fiscal year ended May 31, 2011.

*	Each Trustee also serves as a Trustee of PNC Advantage Funds. The service of Messrs. Matthews, Miller and Murphy as Trustees of PNC Advantage Funds began on February 8, 2010. Each Trustee also serves as a Director of the PNC Alternative Investment Fund complex. The service of Ms. Berry and Messrs. Brennan, Furst, LaPorte and Neary as Trustees of the PNC Alternative Investment Fund complex began on February 8, 2010.
Code of Ethics
          PNC Funds, the Adviser and the Sub-Advisers have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.
Shareholder and Trustee Liability
          Consistent with the Delaware Statutory Trust Act, PNC Funds’ Agreement and Declaration of Trust provides that shareholders of the Funds will not be subject in such capacity to any personal liability whatsoever to any person in connection with property of the Funds or the acts, obligations or affairs of the Funds. Shareholders of the Funds will have the same limitation of personal liability as is extended to stockholders of corporations organized under Delaware law. The Agreement and Declaration of Trust provide that no Trustee or officer of PNC Funds shall be subject in such capacity to any personal liability whatsoever to any person, save only liability to the Funds or their shareholders for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing for such Trustee’s or officer’s own willful misfeasance, bad faith, gross negligence or reckless disregard for such Trustee’s or officer’s duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the property of the Funds for satisfaction of claims of any nature arising in connection with the affairs of the Funds. If any shareholder, Trustee or officer of PNC Funds is made party to any suit or proceeding to enforce any such liability, subject to the foregoing exception (in the case of Trustees and officers), such shareholder, Trustee or officer shall not, on account thereof, be held to any personal liability.
ADVISORY, ADMINISTRATION, UNDERWRITING, CUSTODIAN
SERVICES AND TRANSFER AGENCY AGREEMENTS
Advisory Agreements
          The Adviser serves as investment adviser to the Funds pursuant to the Advisory Agreement. The Adviser is an indirect wholly owned subsidiary of PNC Bank which, in turn, is wholly owned by PNC, a bank holding company and financial holding company with headquarters in Pittsburgh, Pennsylvania. As of June 30, 2011, the Adviser managed approximately $[      ] billion in assets. Prior to September 30, 2009, Allegiant served as investment adviser to the Funds. The Adviser is located at Two Hopkins Plaza, Baltimore, Maryland 21201.
          The Adviser entered into Sub-Advisory Agreements with Polaris and GEAM, dated January 4, 2010, on behalf of the PNC International Equity Fund. Polaris is a registered investment adviser with the SEC with over $[      ] billion in assets under management as of June 30, 2011. Polaris’s principal offices are at 125 Summer St., Suite 1470, Boston, Massachusetts. GEAM is a registered investment adviser with the SEC with over $[      ] billion in assets under management as of June 30, 2011. GEAM’s principal office is located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904. GEAM is a wholly-owned subsidiary of General Electric Company (GE), a widely held public corporation, with its principal office located at 3135 Easton Turnpike, Fairfield, Connecticut 06828. GEAM was established and registered with the United States Securities and Exchange Commission (SEC) in March 1988 under its former name, GE Investment Management Incorporated, to provide investment management services to institutional and individual investors. GEAM is a global asset management firm that manages more than $[      ] billion in assets (as of March 31, 2011) for both institutional and individual investors worldwide. GEAM has approximately 200 institutional clients, including public and corporate pension plans, endowments, foundations, insurance companies, unions, government authorities, sub-advisory relationships and financial intermediaries.
          For services performed under the Advisory Agreement, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly, at the following rates:

Contractual
Fund	Advisory Fee as a Percentage of Net Assets
Balanced Allocation Fund	0.75%
International Equity Fund	1.00%
Large Cap Core Equity Fund	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over
Large Cap Growth Fund	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over
Large Cap Value Fund	0.75% of $0 to less than $1 billion, 0.70% of $1 billion to less than $1.5 billion, and 0.65% of $1.5 billion and over
Mid Cap Value Fund	0.75%

Contractual
Fund	Advisory Fee as a Percentage of Net Assets
Multi-Factor Small Cap Core Fund	1.00% of $0 to less than $500 million, 0.95% of $500 million to less than $1 billion, and 0.90% of $1 billion and over
Multi-Factor Small Cap Growth Fund	1.00% of $0 to less than $500 million, 0.95% of $500 million to less than $1 billion, and 0.90% of $1 billion and over
Multi-Factor Small Cap Value Fund	1.00% of $0 to less than $500 million, 0.95% of $500 million to less than $1 billion, and 0.90% of $1 billion and over
S&P 500 Index Fund	0.15% of $0 to less than $50 million, 0.10% of $50 million to less than $150 million, and 0.075% of $150 million and over
Small Cap Fund	1.00% of $0 to less than $500 million, 0.95% of $500 million to less than $1 billion, and 0.90% of $1 billion and over
Bond Fund	0.45%
Government Mortgage Fund	0.40%
High Yield Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Limited Maturity Bond Fund	0.35%
Total Return Advantage Fund	0.40%
Ultra Short Bond Fund	0.20%
Intermediate Tax Exempt Bond Fund	0.40%
Maryland Tax Exempt Bond Fund	0.40%
Michigan Intermediate Municipal Bond Fund	0.40%
Ohio Intermediate Tax Exempt Bond Fund	0.40%
Pennsylvania Intermediate Municipal Bond Fund	0.40%
Tax Exempt Limited Maturity Bond Fund	0.40%
Government Money Market Fund	0.25%
Money Market Fund	0.25%

Contractual
Fund	Advisory Fee as a Percentage of Net Assets
Ohio Municipal Money Market Fund	0.20%
Pennsylvania Tax Exempt Money Market Fund	0.20%
Tax Exempt Money Market Fund	0.20%
Treasury Money Market Fund	0.25%
          As described in the Prospectuses, the Adviser has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for certain Funds to the extent a Fund’s Total Annual Fund Operating Expenses exceed the amounts detailed below. This contractual waiver/expense reimbursement excludes certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, interest, proxy, and organizational and offering expenses. This contract continues through [September 30, 2012], at which time the Adviser will determine whether to renew, revise or discontinue it. After these waivers, “Net Annual Fund Operating Expenses”, including any acquired fund fees and expenses, would be:

	Balanced				Large Cap Core								Multi-Factor Small
	Allocation				Equity				Large Cap Growth				Cap Core
	Class A		Class C		Class A		Class C		Class A		Class C		Class A		Class C
Management Fees	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Net Annual Fund Operating Expense	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Multi-Factor Small Cap
	Growth				Multi-Factor Small Cap Value
	Class A		Class C		Class A		Class C
Management Fees	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Multi-
				Multi-Factor	Factor	Multi-Factor
	Balanced	Large Cap	Large Cap	Small Cap	Small Cap	Small Cap
	Allocation	Core Equity	Growth	Core	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
Management Fees	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %
Total Annual Fund Operating Expense	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %	[ ] %

	High Yield	Intermediate Tax				Maryland Tax				Tax Exempt Limited
	Bond	Exempt Bond				Exempt Bond				Maturity Bond
	Class A	Class A		Class C		Class A		Class C		Class A		Class C
Management Fees	[ ] %	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Net Annual Fund Operating Expense	[ ] %	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

		Intermediate		Tax Exempt
	High Yield	Tax Exempt	Maryland Tax	Limited Maturity
	Bond	Bond	Exempt Bond	Bond
	Class I	Class I	Class I	Class I
Management Fees	[ ] %	[ ] %	[ ] %	[ ] %
Total Annual Fund Operating Expenses	[ ] %	[ ] %	[ ] %	[ ] %

          From time to time, the Adviser, and its predecessor, have voluntarily waived fees or reimbursed PNC Funds for expenses. Allegiant, while serving as investment adviser to the Funds, voluntarily waived fees or reimbursed PNC Funds for expenses. As described in the Prospectuses, the Adviser has voluntarily agreed to waive Shareholder Servicing Fees for the Money Market Funds, so that the Money Market Funds shall bear no expenses related to such fees. Additionally, the Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Money Market Funds. With respect to the Money Market Funds, these voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.
          After giving effect to these voluntary waivers, expense reimbursements or suspensions noted above, “Total Annual Fund Operating Expenses” would be:

Pennsylvania
	Government					Ohio Municipal	Tax Exempt	Tax Exempt	Treasury
	Money					Money Market	Money Market	Money	Money Market
	Market Fund	Money Market Fund				Fund	Fund	Market Fund	Fund
	Class A	Class A		Class C		Class A	Class A	Class A	Class A
Total Annual Fund Operating Expenses	[ ] %	[ ]	%	[ ]	%	[ ] %	[ ] %	[ ] %	[ ] %

	Government		Ohio												Treasury
	Money	Money	Municipal				Pennsylvania				Tax Exempt				Money
	Market	Market	Money				Tax Exempt				Money Market				Market
	Fund	Fund	Market Fund				Money Market Fund				Fund				Fund
	Class I	Class I	Class I		Class T		Class I		Class T		Class I		Class T		Class I
Total Annual Fund Operating Expenses	[ ] %	[ ] %	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ] %
          During the last three fiscal years, PNC Funds incurred advisory fees, net of fee waivers, as set forth below:

Fund	2011		2010	2009
Balanced Allocation Fund	$	[ ]	$1,022,113	$1,252,444
International Equity Fund	$	[ ]	$3,154,974	$2,620,615
Large Cap Core Equity Fund	$	[ ]	$134,932	$1,062,510
Large Cap Growth Fund	$	[ ]	$961,748	$2,072,870
Large Cap Value Fund	$	[ ]	$2,286,112	$3,133,051
Mid Cap Value Fund	$	[ ]	$1,126,506	$1,402,478
Multi-Factor Small Cap Core Fund	$	[ ]	$147,064	$219,209
Multi-Factor Small Cap Growth Fund	$	[ ]	$24,799	$4,487
Multi-Factor Small Cap Value Fund	$	[ ]	$370,105	$1,026,800
S&P 500 Index Fund	$	[ ]	$171,746	$229,597
Small Cap Fund	$	[ ]	$1,707,415	$1,645,106
Bond Fund	$	[ ]	$1,103,059	$1,227,476
Government Mortgage Fund	$	[ ]	$662,272	$713,551
High Yield Bond Fund	$	[ ]	$38,633	$(6,562)
Intermediate Bond Fund	$	[ ]	$1,472,912	$1,424,649
Limited Maturity Bond Fund	$	[ ]	$688,469	$486,900
Total Return Advantage Fund	$	[ ]	$450,424	$1,137,344
Ultra Short Bond Fund	$	[ ]	$469,050	$140,117
Intermediate Tax Exempt Bond Fund	$	[ ]	$310,736	$285,993
Maryland Tax Exempt Bond Fund	$	[ ]	$181,981	—	*
Michigan Intermediate Municipal Bond Fund	$	[ ]	$142,993	$164,449

Fund	2011		2010	2009
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$454,744	$458,565
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$147,047	$143,554
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$274,118	—	*
Government Money Market Fund	$	[ ]	$1,173,530	$2,743,739
Money Market Fund	$	[ ]	$3,022,653	$7,611,475
Ohio Municipal Money Market Fund	$	[ ]	$605,258	$784,621
Pennsylvania Tax Exempt Money Market Fund	$	[ ]	$181,345	$308,992
Tax Exempt Money Market Fund	$	[ ]	$992,754	$1,547,923
Treasury Money Market Fund	$	[ ]	$88,761	$2,043,842

*	Not in operation during the period.

[1]	For the period April 29, 2008 (commencement of operations) to May 31, 2008.
During the last three fiscal years, advisory fees were waived as set forth below:

Fund	2011		2010	2009
Balanced Allocation Fund	$	[ ]	$0	$0
International Equity Fund	$	[ ]	$0	$183,117
Large Cap Core Equity Fund	$	[ ]	$60,661	$0
Large Cap Growth Fund	$	[ ]	$57,493	$0
Large Cap Value Fund	$	[ ]	$0	$0
Mid Cap Value Fund	$	[ ]	$0	$236,922
Multi-Factor Small Cap Core Fund	$	[ ]	$97,479	$115,783
Multi-Factor Small Cap Growth Fund	$	[ ]	$256,814	$45,021
Multi-Factor Small Cap Value Fund	$	[ ]	$101,556	$0
S&P 500 Index Fund	$	[ ]	$0	$76,113
Small Cap Fund	$	[ ]	$0	$0
Bond Fund	$	[ ]	$0	$97,602
Government Mortgage Fund	$	[ ]	$0	$92,894
High Yield Bond Fund	$	[ ]	$22,659	$46,670
Intermediate Bond Fund	$	[ ]	$0	$179,623
Limited Maturity Bond Fund	$	[ ]	$0	$47,400
Total Return Advantage Fund	$	[ ]	$141,930	$199,856
Ultra Short Bond Fund	$	[ ]	$0	$43,273
Intermediate Tax Exempt Bond Fund	$	[ ]	$190,543	$37,580
Maryland Tax Exempt Bond Fund	$	[ ]	$175,409	—	*
Michigan Intermediate Municipal Bond Fund	$	[ ]	$0	$22,571
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$0	$60,492
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$0	$18,733
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$185,325	—	*
Government Money Market Fund	$	[ ]	$1,823,335	$163,475
Money Market Fund	$	[ ]	$2,729,748	$536,917
Ohio Municipal Money Market Fund	$	[ ]	$214,411	$261,540
Pennsylvania Tax Exempt Money Market Fund	$	[ ]	$77,303	$102,997
Tax Exempt Money Market Fund	$	[ ]	$678,929	$515,974
Treasury Money Market Fund	$	[ ]	$1,043,906	$353,581

*	Not in operation during the period.

[1]	For the period April 29, 2008 (commencement of operations) to May 31, 2008.
          Subject to the supervision of PNC Funds’ Board of Trustees, the Adviser provides a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. The Adviser determines from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser provides the services under the Advisory

Agreement in accordance with each Fund’s investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of PNC Funds’ Board of Trustees applicable to such Fund.
          As discussed in the Prospectus, the Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval.
          The Adviser has entered into a Sub-Advisory Agreement with Polaris (the “Polaris Sub-Advisory Agreement”) who serves as sub-adviser to a portion of the International Equity Fund’s assets that the Adviser has allocated to a value strategy and a Sub-Advisory Agreement with GEAM (the “GEAM Sub-Advisory Agreement” and, together with the Polaris Sub-Advisory Agreement, the “Sub-Advisory Agreements”), who serves as sub-adviser to a portion of the International Equity Fund’s assets that the Adviser has allocated to a core strategy. Polaris and GEAM will provide a continuous investment program for that portion of the assets of the International Equity Fund that, from time to time, may be allocated to each and according to the investment strategy stated at the time of allocation. The allocation may be determined by the Board, it being understood that the assets so allocated may consist of all, or a portion of, or none of the assets of the Fund, and that the Board or the Adviser has the right to allocate and reallocate such assets at anytime.
          Polaris and GEAM, subject to the supervision of the Board of Trustees and the Adviser, are responsible for assisting the Adviser in providing a continuous investment program, including investment research and management with respect to all securities, investments, cash and cash equivalents. Polaris and GEAM will assist the Adviser in determining from time to time what securities will be purchased, retained or sold by the International Equity Fund. Polaris and GEAM will provide their services consistent with the investment objective, policies and restrictions of the International Equity Fund stated in its prospectuses and this SAI and resolutions applicable to the International Equity Fund.
          For its services, Polaris will be paid by the Adviser an annualized fee with respect to the portion of assets of the International Equity Fund allocated to Polaris consistent with the following schedule (each specified number of basis points applies only to assets within its adjacent dollar range):

Up to $125 million	—	0.35%
$125 to $200 million	—	0.40%
Over $200 million	—	0.50%
          For its services, GEAM will be paid by the Adviser an annualized fee with respect to the portion of assets of the International Equity Fund allocated to GEAM consistent with the following schedule (each specified number of basis points applies only to assets within its adjacent dollar range):

Up to $50 million	—	0.55%
$50 to $100 million	—	0.50%
$100 to $150 million	—	0.45%
Over $150 million	—	0.40%
          The Adviser (or a Sub-Adviser, as the case may be), places orders pursuant to their investment determinations for the respective Funds either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser (or Sub-Adviser, as the case may be), uses their best efforts to seek on behalf of PNC Funds and the respective Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser (or Sub-Adviser, as the case may be), considers all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser (or Sub-Adviser) may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the respective Funds and/or other accounts over which the Adviser and the Sub-Advisers or any affiliate of any of them exercises investment discretion. Each of the Adviser and Sub-Advisers is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser (or Sub-Adviser, as the case may be), determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser or Sub-Advisers with respect to the accounts as to which it exercises investment discretion.
          In no instance will Fund securities be purchased from or sold to the Adviser, the Sub-Advisers, the Underwriter (or any other principal underwriter to PNC Funds) or an affiliated person of either PNC Funds, the Adviser, the Sub-Advisers, or the Underwriter (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser (or the Sub-Advisers, as the case may be), may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of PNC Funds and/or its other clients where such aggregation is not inconsistent with the policies set forth in PNC Funds’ registration statement. In such event, the Adviser (or Sub-Advisers) will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and/or such other clients. The Adviser (and Polaris and GEAM with respect to that portion of the assets of the International Equity Fund allocated to each) will maintain all books and records with respect to the securities transactions for the Funds and furnish to PNC Funds’ Board of Trustees such periodic and special reports as the Board may request.
          The Advisory Agreement and the Sub-Advisory Agreements provide that the Adviser (or the Sub-Advisers, as the case may be) shall not be liable for any error of judgment or mistake of law or for any loss suffered by PNC Funds in connection with the performance of the Advisory Agreement (or the Sub-Advisory Agreements as the case may be), except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser (or Sub-Advisers, as the case may be) in the performance of its duties or from reckless disregard by the Adviser (or Sub-Advisers, as the case may be) of its duties and obligations thereunder.
          Unless sooner terminated, the Advisory Agreement and the Sub-Advisory Agreements remain in effect for an initial period of up to two years after their approval and will continue in effect with respect to the Fund to which it relates from year to year thereafter, subject to annual approval by PNC Funds’ Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement (or Sub-Advisory Agreements) may be terminated by PNC or the Adviser on 60 days’ written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act. The Polaris Sub-Advisory Agreement (i) also terminates upon the effective date of the termination of the Advisory Agreement with respect to the PNC International Equity Fund and (ii) may also be terminated by Polaris at any time on 180 days’ written notice to PNC Funds and the Adviser. The GEAM Sub-Advisory Agreement may also be terminated by GEAM at any time on 60 days’ written notice to the Trust and the Adviser.
Approval of Advisory and Sub-Advisory Agreements
          A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreements dated January 4, 2010 is available in the Semi-Annual Report to Shareholders for the period ended November 30, 2009.
Portfolio Managers
Other Accounts Managed
          The following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 20101. [To be updated by amendment]

# of Accounts
Managed with
		Total # of		Performance-	Total Assets with
		Accounts		Based	Performance-Based
Name of Portfolio Manager	Type of Accounts	Managed	Total Assets	Advisory Fee	Advisory Fee
			(in millions)		(in millions)
Andrew D. Harding
Chief Investment Officer, Fixed Income, Taxable Fixed Income Management Team	Registered
Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Gordon A. Johnson
Managing Director and Senior Portfolio Manager, Balanced Allocation Management Team and Small Cap Core Equity Investment Management Team
Registered Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Martin C. Schulz, J.D.
Managing Director, International Equity Investment Management Team, Balanced Allocation Management Team	Registered
Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Ralph R. Layman, CFA
President and Chief Investment Officer — Public Entities, GEAM, International Equity Investment Management Team	Registered
Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Brian Hopkinson, AIA
Senior Vice President, GEAM, International Equity Investment Management Team	Registered
Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]

# of Accounts
Managed with
		Total # of		Performance-	Total Assets with
		Accounts		Based	Performance-Based
Name of Portfolio Manager	Type of Accounts	Managed	Total Assets	Advisory Fee	Advisory Fee
			(in millions)		(in millions)
Michael J. Solecki, CFA
Co-Chief Investment Officer and Portfolio Manager, GEAM, International Equity	Registered Investment
Investment Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Jonathan L. Passmore
Senior Vice President and Portfolio Manager, GEAM, International Equity	Registered Investment
Investment Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Paul Nestro, CFA
Senior Vice President and Portfolio Manager, GEAM, International Equity	Registered Investment
Investment Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Bernard R. Horn, Jr.
President and Chief Investment Officer, Polaris Capital Management, LLC (sub-adviser), International Equity Investment Management Team	Registered Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]

# of Accounts
Managed with
		Total # of		Performance-	Total Assets with
		Accounts		Based	Performance-Based
Name of Portfolio Manager	Type of Accounts	Managed	Total Assets	Advisory Fee	Advisory Fee
			(in millions)		(in millions)
Sumanta Biswas, CFA
Assistant Portfolio Manager, Polaris Capital Management, LLC (sub-adviser), International Equity Investment Management Team	Registered
Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Douglas Roman, CFA, CMT
Managing Director of Equity Management, Large Core/Growth Equity Investment Management Team, Balanced Allocation Management Team
Registered Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Mark Batty, CFA
Co-Portfolio Manager, Large Core/Growth	Registered
Equity Investment	Investment
Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Ruairi O’Neill, CFA
Co-Portfolio Manager, Large Core/Growth	Registered
Equity Investment	Investment
Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Edward A. Johnson, CFA
Portfolio Manager, Large Cap Value Equity Investment Management Team, Balanced Allocation Management Team	Registered
Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]

# of Accounts
Managed with
		Total # of		Performance-	Total Assets with
		Accounts		Based	Performance-Based
Name of Portfolio Manager	Type of Accounts	Managed	Total Assets	Advisory Fee	Advisory Fee
			(in millions)		(in millions)
Michael E. Santelli, CFA, CPA
Managing Director, Mid Cap Value Equity	Registered
Investment Management Team	Investment
	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Alex L. Vallecillo, CFA
Senior Portfolio Manager, Mid Cap Value	Registered
Equity Investment	Investment
Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Hitesh C. Patel, PhD
Managing Director, Structured Equity Investment Management Team, Quantitative	Registered Investment
Analysis Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Paul Kleinaitis, CFA
Senior Portfolio Manager, Structured	Registered
Equity Investment	Investment
Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Chen Chen, PhD
Senior Analyst,	Registered
Quantitative Analysis	Investment
Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]

# of Accounts
Managed with
		Total # of		Performance-	Total Assets with
		Accounts		Based	Performance-Based
Name of Portfolio Manager	Type of Accounts	Managed	Total Assets	Advisory Fee	Advisory Fee
			(in millions)		(in millions)
James E. Mineman
Senior Portfolio	Registered
Manager, Small Cap	Investment
Core Equity Investment Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Peter A. Roy, CFA
Senior Analyst, Small	Registered
Cap Core Equity	Investment
Investment Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Lisa A. Teter
Senior Analyst, Small	Registered
Cap Core Equity	Investment
Investment Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
M. Jed Ellerbroek, Jr., CFA
Analyst, Small Cap	Registered
Core Equity Investment Management Team	Investment Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Mark A. Lozina, CFA
Senior Portfolio	Registered
Manager, Short Duration, Taxable	Investment
Fixed Income Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]

# of Accounts
Managed with
		Total # of		Performance-	Total Assets with
		Accounts		Based	Performance-Based
Name of Portfolio Manager	Type of Accounts	Managed	Total Assets	Advisory Fee	Advisory Fee
			(in millions)		(in millions)
Kenneth F. Karwowski, CFA
Portfolio Manager,	Registered
High Yield, Taxable	Investment
Fixed Income Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Timothy D. Compan, Jr., CFA Senior Portfolio Manager, Corporate	Registered
Bonds, Taxable Fixed	Investment
Income Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
Sean T. Rhoderick, CFA
Senior Portfolio Manager, Senior Credit	Registered
Analyst, Taxable Fixed Income Management Team	Investment Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Adam Mackey
Co-Head of Portfolio,	Registered
Municipal Bonds, Tax	Investment
Exempt Fixed Income Management Team	Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled
	Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
	Other Accounts:	[ ]	[ ]	[ ]	[ ]
Description of Compensation
          PNC Capital compensates its portfolio managers with a combination of a fixed cash base salary and variable incentive compensation, which may be comprised of a cash bonus and a stock compensation award.
          A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The variable incentive compensation for the portfolio managers is determined on a fully discretionary basis as described below, except in specific cases where a contractual agreement would dictate otherwise, for the calendar year ended December 31, 2011. The incentive compensation is awarded based on a combination of performance and discretionary factors. The performance component is linked to the pre-tax one- and three- year period investment performance of the fund and other accounts managed by the portfolio manager measured against a primary peer group. The discretionary component is based on several factors, which primarily include the overall annual profits of the Adviser and management’s subjective assessment of the portfolio manager, including but not limited to his or her contribution to the investment team-oriented process; and the portfolio manager’s overall performance, client feedback, contributions to the business objectives of the firm, leadership, teamwork and management skills.
          In addition to the compensation described above, portfolio managers may receive compensation in the form of stock of PNC under its stock plan which is a program that awards a portion of discretionary year-end compensation in restricted stock or stock option awards of PNC that are subject to vesting and other conditions. Eligibility for participation in this incentive program depends on the portfolio manager’s performance and seniority.
Potential Conflicts of Interest
          Portfolio managers at the Adviser typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts, proprietary accounts and pooled investment vehicles. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. The Adviser has adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.
          If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, PNC Funds and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security.
          The results of the investment activities of the Funds may differ significantly from the results achieved by the Adviser for other client accounts. The Adviser will manage the Funds and the other client accounts it manages in accordance with their respective investment objectives and guidelines. However, the Adviser may give advice, and take action, with respect to any current or future other client accounts that may compete or conflict with the advice the Adviser may give to the Funds, or may involve a different timing or nature of action than with respect to the Funds.
          Transactions undertaken by the Adviser for other client accounts may adversely impact the Funds. The Adviser on behalf of one or more other client accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may buy a security and the Adviser, on behalf of its other client accounts, may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conversely, the Fund may establish a short position in a security and the Adviser, on behalf of its other client accounts, may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund’s detriment. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other client accounts of the Adviser. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) the other client accounts of the Adviser, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) the other client accounts of the Adviser.
Ownership of Securities
          The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund that he or she manages as of May 31, 2011.

Dollar Range of Fund Shares Beneficially Owned

Balanced Allocation Fund
Andrew D. Harding	[ ]
Edward A. Johnson, CFA	[ ]
Gordon A. Johnson	[ ]
Michael E. Santelli, CFA, CPA	[ ]
Alex L. Vallecillo, CFA	[ ]
Douglas Roman, CFA, CMT	[ ]
Martin C. Schulz, J.D.	[ ]

International Equity Fund
Martin Schulz	[ ]
Ralph R. Layman, CFA	[ ]
Brian Hopkinson, AIA	[ ]
Michael J. Solecki, CFA	[ ]
Jonathan L. Passmore	[ ]
Paul Nestro, CFA	[ ]
Bernard R. Horn, Jr.	[ ]
Sumanta Biswas	[ ]

Large Cap Core Equity Fund
Douglas Roman, CFA, CMT	[ ]
Mark Batty, CFA	[ ]
Ruairi O’Neill, CFA	[ ]

Large Cap Growth Fund
Douglas Roman, CFA, CMT	[ ]
Mark Batty, CFA	[ ]
Ruairi O’Neill, CFA	[ ]

Large Cap Value Fund
Michael E. Santelli, CFA, CPA	[ ]
Alex L. Vallecillo, CFA	[ ]
Edward A. Johnson, CFA	[ ]

Mid Cap Value Fund
Michael E. Santelli, CFA, CPA	[ ]
Alex L. Vallecillo, CFA	[ ]
Edward A. Johnson, CFA	[ ]

Multi-Factor Small Cap Core Fund
Hitesh C. Patel, PhD	[ ]
Paul Kleinaitis, CFA	[ ]

Multi-Factor Small Cap Growth Fund
Hitesh C. Patel, PhD	[ ]
Paul Kleinaitis, CFA	[ ]

Multi-Factor Small Cap Value Fund
Hitesh C. Patel, PhD	[ ]
Paul Kleinaitis, CFA	[ ]

S&P 500 Index Fund
Hitesh C. Patel, PhD	[ ]
Chen Chen, PhD	[ ]

Small Cap Fund
Gordon A. Johnson	[ ]
M. Jed Ellerbroek, Jr., CFA	[ ]
James E. Mineman	[ ]
Peter A. Roy, CFA	[ ]
Lisa A. Teter	[ ]

Bond Fund
Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

Government Mortgage Fund
Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

High Yield Bond Fund
Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Kenneth F. Karwowski, CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

Intermediate Bond Fund Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

Limited Maturity Bond Fund
Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

Total Return Advantage Fund
Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

Ultra Short Bond Fund
Andrew D. Harding	[ ]
Timothy D. Compan, Jr., CFA	[ ]
Mark A. Lozina, CFA	[ ]
Sean T. Rhoderick, CFA	[ ]

Intermediate Tax Exempt Bond Fund
Adam Mackey	[ ]

Maryland Tax Exempt Bond Fund
Adam Mackey	[ ]

Michigan Intermediate Municipal Bond Fund
Adam Mackey	[ ]

Ohio Intermediate Tax Exempt Bond Fund
Adam Mackey	[ ]

Pennsylvania Intermediate Municipal Bond Fund
Adam Mackey	[ ]

Tax Exempt Limited Maturity Bond Fund
Adam Mackey	[ ]
Proxy Voting Policies and Procedures
          PNC Funds is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser or Sub-Advisers responsibility for implementing decisions regarding proxy voting for securities held by each Fund. The Adviser or the Sub-Advisers, as the case may be, will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by PNC Funds, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-622-FUND (3863) and (2) on the SEC’s website at http://www.sec.gov.
Administration and Accounting Services
          PNC Funds has entered into a Co-Administration and Accounting Services Agreement dated June 30, 2010 (the “Co-Administration Agreement”) with BNY Mellon Investment Servicing and the Adviser (together with BNY Mellon Investment Servicing, the “Co-Administrators”), pursuant to which BNY Mellon Investment Servicing and the Adviser have agreed to serve as Co-Administrators to PNC Funds.
          The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to PNC Funds under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by PNC Funds in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from intentional misconduct, bad faith or negligence on the part of the Co-Administrators in the performance of their duties. The Co-Administration Agreement also provides that it creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.
          BNY Mellon Investment Servicing is a wholly owned subsidiary of The Bank of New York Mellon Corporation. The Adviser is an indirect wholly owned subsidiary of PNC.
          Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to each Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of each Fund.
          During the fiscal years ended May 31, 2011, 2010, and 2009 PNC Funds paid to the Co-Administrators, administration fees, net of fee waivers, as set forth below.

Fund	2011		2010	2009
Balanced Allocation Fund	$	[ ]	$83,087	$103,237
International Equity Fund	$	[ ]	$211,926	$179,629
Large Cap Core Equity Fund	$	[ ]	$17,873	$86,028
Large Cap Growth Fund	$	[ ]	$79,494	$165,141
Large Cap Value Fund	$	[ ]	$174,985	$248,756
Mid Cap Value Fund	$	[ ]	$87,376	$112,855
Multi-Factor Small Cap Core Fund	$	[ ]	$16,728	$22,165

Fund	2011		2010	2009
Multi-Factor Small Cap Growth Fund	$	[ ]	$18,391	$5,390
Multi-Factor Small Cap Value Fund	$	[ ]	$29,157	$63,530
S&P 500 Index Fund	$	[ ]	$69,188	$70,219
Small Cap Fund	$	[ ]	$98,138	$99,390
Bond Fund	$	[ ]	$140,702	$162,603
Government Mortgage Fund	$	[ ]	$96,154	$107,238
High Yield Bond Fund	$	[ ]	$9,437	$6,843
Intermediate Bond Fund	$	[ ]	$210,028	$211,316
Limited Maturity Bond Fund	$	[ ]	$111,022	$84,220
Total Return Advantage Fund	$	[ ]	$158,237	$170,180
Ultra Short Bond Fund	$	[ ]	$132,060	$43,627
Intermediate Tax Exempt Bond Fund	$	[ ]	$114,808	$44,671
Maryland Tax Exempt Bond Fund	$	[ ]	$86,856	--	*
Michigan Intermediate Municipal Bond Fund	$	[ ]	$23,184	$26,810
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$66,889	$70,035
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$23,731	$23,805
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$111,096	--	*
Government Money Market Fund	$	[ ]	$646,982	$639,154
Money Market Fund	$	[ ]	$1,249,340	$1,770,478
Ohio Municipal Money Market Fund	$	[ ]	$226,833	$306,599
Pennsylvania Tax Exempt Money Market Fund	$	[ ]	$73,743	$122,350
Tax Exempt Money Market Fund	$	[ ]	$457,766	$601,761
Treasury Money Market Fund	$	[ ]	$249,049	$535,624

*	Not in operation during the period.

[1]	For the period April 29, 2008 (commencement of operations) to May 31, 2008.

          For the fiscal years ended May 31, 2011, 2010, and 2009,[no co-administration fees were waived].
Underwriter
          The Underwriter acts as principal underwriter for the Funds’ shares pursuant to its Distribution Agreement with PNC Funds. The Underwriter has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Underwriter will use all reasonable efforts in connection with distribution of shares of PNC Funds.
          Unless otherwise terminated, the Distribution Agreement between PNC Funds and the Underwriter continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of PNC Funds, or the vote of a majority of the outstanding voting securities of PNC Funds, and (ii) the vote of a majority of those Trustees of PNC Funds who are not parties to the Distribution Agreement or interested persons of any such party (“Qualified Trustees”), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution Agreement may at any time be terminated by the Underwriter, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of PNC Funds upon not less than sixty days prior written notice to the other party.
     The Underwriter was paid the following aggregate combined commissions on sales of Class A, Class B, and Class C shares during the last three fiscal years. Class B Shares liquidated on April 6, 2009.

Fund	2011		2010	2009
Balanced Allocation Fund	$	[ ]	$951	$2,175
International Equity Fund	$	[ ]	$421	$1,584
Large Cap Core Equity Fund	$	[ ]	$195	$170
Large Cap Growth Fund	$	[ ]	$511	$1,103
Large Cap Value Fund	$	[ ]	$684	$2,352
Mid Cap Value Fund	$	[ ]	$1,574	$3,940
Multi-Factor Small Cap Core Fund	$	[ ]	$4	$199

Fund	2011		2010	2009
Multi-Factor Small Cap Growth Fund	$	[ ]	$320	$10
Multi-Factor Small Cap Value Fund	$	[ ]	$729	$398
S & P 500 Index Fund	$	[ ]	$1,115	$588
Small Cap Fund	$	[ ]	$737	$164
Bond Fund	$	[ ]	$805	$721
Government Mortgage Fund	$	[ ]	$3,325	$7,349
High Yield Bond Fund	$	[ ]	$0	$0
Intermediate Bond Fund	$	[ ]	$3,502	$3,896
Limited Maturity Bond Fund	$	[ ]	$794	$1,931
Total Return Advantage Fund	$	[ ]	$3,130	$1,331
Ultra Short Bond Fund	$	[ ]	$17,681	$8,375
Intermediate Tax Exempt Bond Fund	$	[ ]	$677	$50
Maryland Tax Exempt Bond Fund	$	[ ]	$1	—	*
Michigan Intermediate Municipal Bond Fund	$	[ ]	$614	$2,159
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$1,574	$7,374
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$1,388	$3,302
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$98	—	*
Government Money Market Fund	$	[ ]	$0	$0
Money Market Fund	$	[ ]	$0	$0
Ohio Municipal Money Market Fund	$	[ ]	$0	$0
Pennsylvania Tax Exempt Money Market Fund	$	[ ]	$0	$0
Tax Exempt Money Market Fund	$	[ ]	$0	$0
Treasury Money Market Fund	$	[ ]	$0	$0

*	Not in operation during the period.

For the period April 29, 2008 (commencement of operations) to May 31, 2008.
     The Underwriter retained approximately the following combined commissions on sales of Class A, Class B and Class C shares during the last three fiscal years. Class B Shares liquidated on April 6, 2009.

Fund	2011		2010	2009
Balanced Allocation Fund	$	[ ]	$0	$1
International Equity Fund	$	[ ]	$25	$9
Large Cap Core Equity Fund	$	[ ]	$4	$10
Large Cap Growth Fund	$	[ ]	$3	$5
Large Cap Value Fund	$	[ ]	$6	$14
Mid Cap Value Fund	$	[ ]	$8	$18
Multi-Factor Small Cap Core Fund	$	[ ]	$0	$0
Multi-Factor Small Cap Growth Fund	$	[ ]	$3	$20
Multi-Factor Small Cap Value Fund	$	[ ]	$37	$45
S & P 500 Index Fund	$	[ ]	$40	$34
Small Cap Fund	$	[ ]	$0	$0
Bond Fund	$	[ ]	$25	$0
Government Mortgage Fund	$	[ ]	$22	$6
High Yield Bond Fund	$	[ ]	$0	$0
Intermediate Bond Fund	$	[ ]	$0	$0
Limited Maturity Bond Fund	$	[ ]	$1	$0
Total Return Advantage Fund	$	[ ]	$23	$1
Ultra Short Bond Fund	$	[ ]	$56	$11
Intermediate Tax Exempt Bond Fund	$	[ ]	$3	$1
Maryland Tax Exempt Bond Fund	$	[ ]	$0	—	*
Michigan Intermediate Municipal Bond Fund	$	[ ]	$0	$0
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$0	$28
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$2	$12
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$0	—	*
Government Money Market Fund	$	[ ]	$0	$0

Fund	2011		2010	2009
Money Market Fund	$	[ ]	$0	$0
Ohio Municipal Money Market Fund	$	[ ]	$0	$0
Pennsylvania Tax Exempt Money Market Fund	$	[ ]	$0	$0
Tax Exempt Money Market Fund	$	[ ]	$0	$0
Treasury Money Market Fund	$	[ ]	$0	$0

*	Not in operation during the period.

[1]	For the period April 29, 2008 (commencement of operations) to May 31, 2008.
Distribution Plans and Related Agreement
          Pursuant to Rule 12b-1 under the 1940 Act, PNC Funds has adopted a Distribution Plan for Class A Shares (the “A Shares Plan”), and a Distribution Plan for Class C Shares (the “C Shares Plan”) (collectively, the “Plans”) which permit PNC Funds to bear certain expenses in connection with the distribution of Class A Shares, and Class C Shares respectively. As required by Rule 12b-1, PNC Funds’ Plans and any related agreements have been approved, and are subject to annual approval by, a majority of PNC Funds’ Board of Trustees, and by a majority of the Trustees who are not interested persons of PNC Funds and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans (the “Disinterested Trustees”), by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit PNC Funds and its shareholders. For instance, asset growth resulting from the Plan can be expected to benefit PNC Funds shareholders through the realization of economies of scale and potentially lower expense levels.
          Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in PNC Funds’ case, the Underwriter) provide for the Trustees’ review of quarterly reports on the amounts expended and the purposes for the expenditures.
          Any change in the Plans that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, the Plans may be amended by the Trustees, including a majority of the Disinterested Trustees who do not have any direct or indirect financial interest in the Plans or related agreements. The Plans and related agreements may be terminated as to a particular Fund or class by a vote of PNC Funds’ Disinterested Trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days’ written notice. The selection and nomination of Disinterested Trustees has been committed to the discretion of such Disinterested Trustees as required by the Rule.
          The A Shares Plan provides that each Fund will reimburse the Underwriter for distribution expenses related to the distribution of Class A Shares in an amount not to exceed 0.10% per annum of the average aggregate net assets of such shares. However, actual distribution fees for Class A Shares are limited to no more than: (i) 0.005% with respect to the S&P 500 Index Fund; (ii) 0.04% with respect to the Balanced Allocation and Multi-Factor Small Cap Value Funds; (iii) 0.03% with respect to the Multi-Factor Small Cap Growth, Multi-Factor Small Cap Core and Large Cap Core Equity Funds; (iv) 0.05% with respect to each other Equity Fund; (v) 0.01% with respect to the High Yield Bond Fund; (vi) 0.02% with respect to the Michigan Intermediate Municipal Bond and Pennsylvania Intermediate Municipal Bond Funds; and (vii) 0.03% with respect to each other Fixed Income and Tax Exempt Bond Fund and Money Market Fund. This commitment continues through September 30, 2011, at which time the Board will determine whether to renew, review or discontinue it. Costs and expenses reimbursable under the A Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of a Fund’s Class A Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing a Fund’s prospectus for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A Shares Plan.
          The C Shares Plan provides that the Funds may compensate the Underwriter from Class C Share assets for distribution of Class C Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such shares. Payments to the Underwriter under the C Shares Plan are to be used by the Underwriter to cover expenses and activities primarily intended to result in the sale of a Fund’s Class C Shares. Such expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by the Underwriter in advertising and marketing Class C Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each a “Distribution Organization”) with respect to a Fund’s Class C Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such Class C Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.
          PNC Funds had a Rule 12b-1 Plan for Class I Shares that provided that each Fund would reimburse the Underwriter for distribution expenses related to the distribution of Class I Shares in an amount not to exceed 0.10% per annum of the average aggregate net assets of such Shares. That Plan was terminated on June 18, 2009.
          During the fiscal year ended May 31, 2011, PNC Funds paid the Underwriter the following amounts under the A and I Shares Plan:

Fund	2011
Balanced Allocation Fund
A Shares	$	[ ]
I Shares	$	[ ]
International Equity Fund
A Shares	$	[ ]
I Shares	$	[ ]
Large Cap Core Equity Fund
A Shares	$	[ ]
I Shares	$	[ ]
Large Cap Growth Fund
A Shares	$	[ ]
I Shares	$	[ ]
Large Cap Value Fund
A Shares	$	[ ]
I Shares	$	[ ]
Mid Cap Value Fund
A Shares	$	[ ]
I Shares	$	[ ]
Multi-Factor Small Cap Core Fund
A Shares	$	[ ]
I Shares	$	[ ]
Multi-Factor Small Cap Growth Fund
A Shares	$	[ ]
I Shares	$	[ ]
Multi-Factor Small Cap Value Fund
A Shares	$	[ ]
I Shares	$	[ ]
S & P 500 Index Fund
A Shares	$	[ ]
I Shares	$	[ ]
Small Cap Fund
A Shares	$	[ ]
I Shares	$	[ ]
Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]

Fund	2011
Government Mortgage Fund
A Shares	$	[ ]
I Shares	$	[ ]
High Yield Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Intermediate Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Limited Maturity Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Total Return Advantage Fund
A Shares	$	[ ]
I Shares	$	[ ]
Ultra Short Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Intermediate Tax Exempt Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Maryland Tax Exempt Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Michigan Intermediate Municipal Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Ohio Intermediate Tax Exempt Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Pennsylvania Intermediate Municipal Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Tax Exempt Limited Maturity Bond Fund
A Shares	$	[ ]
I Shares	$	[ ]
Government Money Market Fund
A Shares	$	[ ]
I Shares	$	[ ]
Money Market Fund
A Shares	$	[ ]
I Shares	$	[ ]
Ohio Municipal Money Market Fund
A Shares	$	[ ]
I Shares	$	[ ]
Pennsylvania Tax Exempt Money Market Fund
A Shares	$	[ ]
I Shares	$	[ ]
Tax Exempt Money Market Fund
A Shares	$	[ ]
I Shares	$	[ ]
Treasury Money Market Fund
A Shares	$	[ ]
I Shares	$	[ ]

          During the fiscal year ended May 31, 2011, PNC Funds paid the Underwriter the following amounts under the C Shares Plan:

Fund	2011
Balanced Allocation Fund	$	[ ]
International Equity Fund	$	[ ]
Large Cap Core Equity Fund	$	[ ]
Large Cap Growth Fund	$	[ ]
Large Cap Value Fund	$	[ ]
Mid Cap Value Fund	$	[ ]
Multi-Factor Small Cap Core Fund	$	[ ]
Multi-Factor Small Cap Growth Fund	$	[ ]
Multi-Factor Small Cap Value Fund	$	[ ]
S & P 500 Index Fund	$	[ ]
Small Cap Fund	$	[ ]
Bond Fund	$	[ ]
Government Mortgage Fund	$	[ ]
Intermediate Bond Fund	$	[ ]
Limited Maturity Bond Fund	$	[ ]
Total Return Advantage Fund	$	[ ]
Intermediate Tax Exempt Bond Fund	$	[ ]
Maryland Tax Exempt Bond Fund	$	[ ]
Michigan Intermediate Municipal Bond Fund	$	[ ]
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]
Tax Exempt Limited Maturity Bond Fund	$	[ ]
Money Market Fund	$	[ ]
          During the fiscal year ended May 31, 2011, the Underwriter incurred the following expenses in connection with distribution under the A and I Shares Plan:

							Printing and		Preparation and
			Compensation		Allocable		Mailing of		Distribution
			and Expenses of		Overhead,		Prospectuses		of Sales
			the Underwriter		Telephone		to Other		Literature
	Compensation		and its Sales		and Travel		Than Current		and
Fund	to Dealers		Personnel		Expenses		Shareholders		Advertising		Totals
Balanced Allocation Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
International Equity Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Large Cap Core Equity Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Large Cap Growth Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Large Cap Value Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Mid Cap Value Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

							Printing and		Preparation and
			Compensation		Allocable		Mailing of		Distribution
			and Expenses of		Overhead,		Prospectuses		of Sales
			the Underwriter		Telephone		to Other		Literature
	Compensation		and its Sales		and Travel		Than Current		and
Fund	to Dealers		Personnel		Expenses		Shareholders		Advertising		Totals
Multi-Factor Small Cap Core Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Multi-Factor Small Cap Growth Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Multi-Factor Small Cap Value Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
S & P 500 Index Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Small Cap Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Government Mortgage Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
High Yield Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Intermediate Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Limited Maturity Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total Return Advantage Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Ultra Short Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Intermediate Tax Exempt Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Maryland Tax Exempt Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Michigan Intermediate Municipal Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Ohio Intermediate Tax Exempt Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

							Printing and		Preparation and
			Compensation		Allocable		Mailing of		Distribution
			and Expenses of		Overhead,		Prospectuses		of Sales
			the Underwriter		Telephone		to Other		Literature
	Compensation		and its Sales		and Travel		Than Current		and
Fund	to Dealers		Personnel		Expenses		Shareholders		Advertising		Totals
Pennsylvania Intermediate Municipal Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Tax Exempt Limited Maturity Bond Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Government Money Market Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Money Market Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Ohio Municipal Money Market Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Pennsylvania Tax Exempt Money Market Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Tax Exempt Money Market Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Treasury Money Market Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
          During the fiscal year ended May 31, 2011, the Underwriter incurred the following expenses in connection with distribution under the C Shares Plan:

Fund	Compensation to Dealers		Compensation and Expenses of the Underwriter and Its Sales Personnel		Allocable Overhead, Telephone and Travel Expenses		Printing and Mailing of Prospectuses to Other Than Current Shareholders		Preparation and Distribution of Sales Literature and Advertising		Totals
Balanced Allocation Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
International Equity Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Large Cap Core Equity Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Large Cap Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Large Cap Value Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Mid Cap Value Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Multi-Factor Small Cap Core Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Multi-Factor Small Cap Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Multi-Factor Small Cap Value Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
S & P 500 Index Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Small Cap Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Government Mortgage Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Intermediate Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Fund	Compensation to Dealers		Compensation and Expenses of the Underwriter and Its Sales Personnel		Allocable Overhead, Telephone and Travel Expenses		Printing and Mailing of Prospectuses to Other Than Current Shareholders		Preparation and Distribution of Sales Literature and Advertising		Totals
Limited Maturity Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total Return Advantage Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Intermediate Tax Exempt Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Maryland Tax Exempt Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Michigan Intermediate Municipal Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Money Market Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
          The Adviser, its affiliates or the Funds’ Underwriter may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs, as consistent with applicable rules of the SEC and FINRA. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Funds to you, subject to their suitability as an investment option. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of the Funds’ shares or the provision of services to the Funds.
          From time to time, the Adviser or the Funds’ Underwriter also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts, occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.
Custodian Services and Transfer Agency Agreements
          BNY Mellon Investment Servicing Trust Company, with offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian (the “Custodian”) to PNC Funds pursuant to an [Amended and Restated Custodian Services Agreement dated June 30, 2010]. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.
          BNY Mellon Investment Servicing, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds pursuant to a Transfer Agency and Service Agreement dated June 30, 2010. As part of these services, BNY Mellon Investment Servicing maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.
SHAREHOLDER SERVICES PLAN
          PNC Funds has implemented a Shareholder Services Plan with respect to Class A Shares, Class C Shares, and Class T Shares (the “Services Plan”) pursuant to which PNC Funds may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund’s Class A Shares, Class C Shares or Class T Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the NAV attributable to each Fund’s Class A Shares or Class C Shares held by a financial institution’s customers and the payment (on an annualized basis) of up to 0.10% of the NAV attributable to each Fund’s Class T Shares held by a financial institution’s customers.
          Services under the Services Plan may include:
(i)	aggregating and processing purchase and redemption requests from customers;

(ii)	providing customers with a service that invests the assets of their accounts in Class A Shares, Class C Shares or Class T Shares;

(iii)	processing dividend payments from the Funds;

(iv)	providing information periodically to customers showing their position in Class A Shares, Class C Shares or Class T Shares;

(v)	arranging for bank wires;

(vi)	responding to customer inquiries relating to the services performed with respect to Class A Shares, Class C Shares or Class T Shares beneficially owned by customers;

(vii)	providing subaccounting for customers or providing information to the transfer agent for subaccounting;

(viii)	forwarding shareholder communications; and

(ix)	other similar services requested by PNC Funds.
          Agreements between PNC Funds and financial institutions will be terminable, without penalty, at any time by PNC Funds.
PORTFOLIO TRANSACTIONS
          Pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the Adviser and Sub-Advisers are responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser and Sub-Advisers purchase portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.
          For the last three fiscal years, the Funds paid brokerage commissions in the aggregate as follows:

Fund	2011		2010	2009
Balanced Allocation Fund	$	[ ]	$168,083	$230,672
International Equity Fund	$	[ ]	$472,424	$312,749
Large Cap Core Equity Fund	$	[ ]	$108,100	$250,164
Large Cap Growth Fund	$	[ ]	$248,499	$603,172
Large Cap Value Fund	$	[ ]	$367,129	$945,740
Mid Cap Value Fund	$	[ ]	$224,569	$455,818
Multi-Factor Small Cap Core Fund	$	[ ]	$116,739	$216,171
Multi-Factor Small Cap Growth Fund	$	[ ]	$118,819	$22,483
Multi-Factor Small Cap Value Fund	$	[ ]	$194,703	$292,429
S&P 500 Index Fund	$	[ ]	$17,184	$31,300
Small Cap Fund	$	[ ]	$269,155	$400,910
Bond Fund	$	[ ]	$0	$2,027
Government Mortgage Fund	$	[ ]	$0	$0
High Yield Bond Fund	$	[ ]	$200	$648
Intermediate Bond Fund	$	[ ]	$0	$0
Limited Maturity Bond Fund	$	[ ]	$0	$0
Total Return Advantage Fund	$	[ ]	$0	$1,850
Ultra Short Bond Fund	$	[ ]	$0	$0
Intermediate Tax Exempt Bond Fund	$	[ ]	$0	$0
Maryland Tax Exempt Bond Fund	$	[ ]	$0	—	*
Michigan Intermediate Municipal Bond Fund	$	[ ]	$0	$0
Ohio Intermediate Tax Exempt Bond Fund	$	[ ]	$0	$0
Pennsylvania Intermediate Municipal Bond Fund	$	[ ]	$0	$0
Tax Exempt Limited Maturity Bond Fund	$	[ ]	$0	—	*

*	Not in operation during the period.

[1]	For the period April 29, 2008 (commencement of operations) to May 31, 2008.
          While the Adviser and Sub-Advisers generally seek competitive spreads or commissions, they may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser and Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement and the Sub-Advisory Agreements, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser and Sub-Advisers are authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser and Sub-Advisers may receive orders for transactions by the Funds. Such research services may include research reports on companies, industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and Sub-Advisers and does not reduce the fees payable to the Adviser by the Funds or to the Sub-Advisers by the Adviser. Such information may be useful to the Adviser and Sub-Advisers in serving both the Funds and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser and Sub-Advisers in carrying out their obligations to the Funds.
          Portfolio securities will not be purchased from or sold to PNC Funds’ Adviser, Sub-Advisers, Underwriter, or any “affiliated person” (as such term is defined under the 1940 Act) with any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to the Adviser’s or Sub-Advisers’ affiliates with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.
          Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund’s aggregate holdings of securities of its regular broker-dealers as of May 31, 2011 is as follows:
[TO BE UPDATED BY AMENDMENT]

Value of Fund’s
Aggregate Holdings of
Fund Name	Issuer	Issuer
Balanced Allocation Fund		$	[ ]
Large Cap Core Equity Fund		$	[ ]
Large Cap Value Fund		$	[ ]
Mid Cap Value Fund		$	[ ]

Value of Fund’s
Aggregate Holdings of
Fund Name	Issuer	Issuer
S&P 500 Index Fund		$	[ ]
Small Cap Fund		$	[ ]
Bond Fund		$	[ ]
High Yield Bond Fund		$	[ ]
Intermediate Bond Fund		$	[ ]
Limited Maturity Bond Fund		$	[ ]
Total Return Advantage Bond Fund		$	[ ]
Ultra Short Bond Fund		$	[ ]
Government Money Market Fund		$	[ ]
Money Market Fund		$	[ ]
          The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser’s affiliates. In making investment decisions for the Funds, the Adviser’s personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds’ accounts are customers of the commercial departments of any of the Adviser’s affiliates.
          Investment decisions for a Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser or Sub-Advisers. Such other Funds, investment companies and accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser or Sub-Advisers believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement and the Sub-Advisory Agreements, the Adviser or Sub-Advisers may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          [ ], with offices at [ ], serves as the Independent Registered Public Accounting Firm for the Funds. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Funds. The financial highlights for the Funds included in the Prospectuses and the financial statements for the Funds contained in the PNC Funds’ 2011 Annual Report (their “Report”), and the Report itself, are incorporated by reference into this SAI and were audited by [ ].
COUNSEL
          Ropes & Gray LLP, with offices at 800 Boylston Street, Boston, Massachusetts 02199-3600, is counsel to PNC Funds. Schiff Hardin, LLP with offices at 1666 K Street, NW, Washington, DC20006, is counsel to the Independent Trustees. Greenberg Traurig, LLP, with offices at 1007 North Orange Street, Suite 1200, Wilmington, Delaware 19801, acts as special Delaware counsel for PNC Funds with respect to certain matters under Delaware law.
PERFORMANCE INFORMATION
Yield for the Fixed Income Funds and Tax Exempt Bond Funds
          A Fund’s “yield” is calculated by dividing the Fund’s net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the NAV per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2 [([(a-b)/cd] + 1)6) — 1]

Where:	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements).

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d =	maximum offering price per share on the last day of the period.
          The Fixed Income Funds and Tax Exempt Bond Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Interest earned on tax exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.
          Expenses accrued for the period (variable “b” in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund’s mean (or median) account size. Undeclared earned income will be subtracted from the NAV per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see “Sales Charges — Front-End Sales Charges — Class A Shares” and “Sales Charges — Contingent Deferred Sales Charges —Class C Shares” in the Prospectuses.
          The “tax-equivalent yield” is computed by dividing the portion of a Fund’s yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund’s yield that is not exempt from federal income tax.
Yields for the Money Market Funds
           Yields for the Money Market Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Money Market Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Money Market Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Money Market Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Money Market Fund’s mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Money Market Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
          The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may calculate a “tax equivalent yield.” The tax equivalent yield is computed by dividing that portion of a Fund’s yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund’s computed yield that is not tax exempt.
Total Return
          Each Fund (other than the Money Market Funds) computes its “average annual total return (before taxes)” by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

T = [(ERV / P)1/n - 1]

Where:	T =	average annual total return

	ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

	P =	hypothetical initial payment of $1,000

	n =	period covered by the computation, expressed in terms of years
          Each Fund computes its aggregate total returns (before taxes) by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:
T = (ERV/P) - 1
          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund’s mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable “P” in the formula). The ending redeemable value (variable “ERV” in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of any contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.
          “Average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for each Fund (other than the Money Market Funds) are included in the Prospectuses.
          “Average annual total return (after taxes on distributions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards: (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).
          “Average annual total return (after taxes on distributions and redemptions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards: (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).
Performance Reporting
          From time to time the performance of the Funds may be quoted in advertisements and various financial publications.
          The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

MISCELLANEOUS
          PNC Funds bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.
          As used in this SAI, a “vote of the holders of a majority of the outstanding shares” of PNC Funds or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of PNC Funds or such fund or (b) 67% or more of the shares of PNC Funds or such fund present at a meeting if more than 50% of the outstanding shares of PNC Funds or such fund are represented at the meeting in person or by proxy.
          The assets belonging to a Fund include the consideration received by PNC Funds upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of PNC Funds not belonging to the Fund. In determining a Fund’s NAV, assets belonging to a Fund are charged with the liabilities with respect to that Fund.
          Persons owning 25% or more of the outstanding shares of the Fund may be deemed to “control” (as that term is defined in the 1940 Act) the Fund. Through the exercise of voting rights with respect to shares of a Fund, those persons may have the ability to control the outcome of matters requiring the approval of shareholders of a Fund.
          As of September 1, 2011, the following persons owned of record, or are known by the Funds to own beneficially, 5 percent or more of any class of the outstanding shares of the Funds of PNC Funds:
[TO BE UPDATED BY AMENDMENT]

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
BALANCED ALLOCATION FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

BALANCED ALLOCATION FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

BOND FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

GOVERNMENT MONEY MARKET FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

GOVERNMENT MONEY MARKET FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

GOVERNMENT MORTGAGE FUND CLASS A
[ ]	[ ]	[ ]	%

GOVERNMENT MORTGAGE FUND CLASS C
[ ]	[ ]	[ ]	%

GOVERNMENT MORTGAGE FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

HIGH YIELD BOND FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

HIGH YIELD BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

INTERMEDIATE BOND FUND CLASS A
[ ]	[ ]	[ ]	%

INTERMEDIATE BOND FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

INTERMEDIATE BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
INTERMEDIATE TAX EXEMPT BOND FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

INTERMEDIATE TAX EXEMPT BOND FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

INTERNATIONAL EQUITY FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

INTERNATIONAL EQUITY FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
LARGE CAP CORE EQUITY FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
LARGE CAP CORE EQUITY FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

LARGE CAP GROWTH FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

LARGE CAP GROWTH FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
LARGE CAP VALUE FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

LARGE CAP VALUE FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

LIMITED MATURITY BOND FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

LIMITED MATURITY BOND FUND CLASS C
[ ]	[ ]	[ ]	%

LIMITED MATURITY BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MARYLAND TAX-EXEMPT BOND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

MARYLAND TAX-EXEMPT BOND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MARYLAND TAX-EXEMPT BOND CLASS I
[ ]	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS A
[ ]	[ ]	[ ]	%

MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

MID CAP VALUE FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

MID CAP VALUE FUND CLASS C
[ ]	[ ]	[ ]	%

MID CAP VALUE FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MONEY MARKET FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MONEY MARKET FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MONEY MARKET FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP CORE FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP CORE FUND CLASS C
[ ]	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP CORE FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP GROWTH CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP GROWTH CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP VALUE FUND CLASS A
[ ]	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP VALUE FUND CLASS C
[ ]	[ ]	[ ]	%

MULTI-FACTOR SMALL CAP VALUE FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

OHIO MUNICIPAL MONEY MARKET FUND CLASS A
[ ]	[ ]	[ ]	%

OHIO MUNICIPAL MONEY MARKET FUND CLASS I
[ ]	[ ]	[ ]	%

OHIO MUNICIPAL MONEY MARKET FUND CLASS T
[ ]	[ ]	[ ]	%

PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

PENNSYLVANIAN TAX EXEMPT MONEY MARKET FUND CLASS I
[ ]	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
PENNSYLVANIA TAX EXEMPT MONEY MARKET CLASS T
[ ]	[ ]	[ ]	%

SMALL CAP FUND CLASS A
[ ]	[ ]	[ ]	%

SMALL CAP FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SMALL CAP FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

S&P 500 INDEX FUND CLASS A
[ ]	[ ]	[ ]	%

S&P 500 INDEX FUND CLASS C
[ ]	[ ]	[ ]	%

S&P 500 INDEX FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

TAX-EXEMPT LIMITED MATURITY BOND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

TAX-EXEMPT LIMITED MATURITY BOND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

TAX-EXEMPT LIMITED MATURITY BOND FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

SHARES
FUND NAME AND CLASS/ SHAREHOLDER	OUTSTANDING	PERCENTAGE
TAX EXEMPT MONEY MARKET FUND CLASS A
[ ]	[ ]	[ ]	%

TAX EXEMPT MONEY MARKET FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

TAX EXEMPT MONEY MARKET FUND CLASS T
[ ]	[ ]	[ ]	%

TOTAL RETURN ADVANTAGE FUND CLASS A
[ ]	[ ]	[ ]	%

TOTAL RETURN ADVANTAGE FUND CLASS C
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

TOTAL RETURN ADVANTAGE FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

TREASURY MONEY MARKET FUND CLASS A
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

TREASURY MONEY MARKET FUND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%

ULTRA SHORT BOND CLASS A
[ ]	[ ]	[ ]	%

ULTRA SHORT BOND CLASS I
[ ]	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%
	[ ]	[ ]	%

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
     A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
     “A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     “A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.
     “A-3” — Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     “B” — An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.
     “C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
     “D” — Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
     Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
     “P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     “P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
     “P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
     “NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
     Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
     “F1” — Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     “F2” — Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
     “F3” — Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
     “B” — Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
     “C” — Securities possess high short-term default risk. Default is a real possibility.
     “R” — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
     “D” — Default. Indicates a broad-based default for an entity, or the default of a specific short-term obligation.
     The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:
     “R-1 (high)” — Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high),” few entities are strong enough to achieve this rating.
     “R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

     “R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
     “R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
     “R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
     “R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.
     “R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
     “R-4” — Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
     “R-5” — Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.
     “D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
Long-Term Credit Ratings
     The following summarizes the ratings used by Standard & Poor’s for long-term issues:
     “AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.
     “AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

     “A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
     “BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
     Obligations rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     “BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
     “B” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
     “CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.
     “CC” — An obligor rated “CC” is currently highly vulnerable.
     Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     “SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
     “NR” — An issuer rated “NR” is not rated.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     The following summarizes the ratings used by Moody’s for long-term debt:
     “Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
     “Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
     “A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

     “Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     “Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
     “B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
     “Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
     “Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     “C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
     The following summarizes long-term ratings used by Fitch:
     “AAA” — Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit or default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     “AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     “A” — Securities considered to be of high credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     “BBB” — Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
     “BB” — Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
     “B” — Securities considered to be highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
     “CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility. A “CC” rating indicates very high levels of credit risk. Default of some kind appears probable. “C” ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.
     “D” — indicates an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

     Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
     “Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
     In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
     “NR” indicates that Fitch does not publicly rate the issuer or issue in question.
     The following summarizes the ratings used by DBRS for long-term debt:
     “AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.
     “AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.
     “A” — Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.
     “BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.
     “BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.
     “B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
     “CCC”, CC” and “C” — Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.
     “D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
     (“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.
Municipal Note Ratings
     A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
     • Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
     • Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
     Note rating symbols are as follows:
     “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
     “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
     Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
     “MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
     “MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
     “MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
     “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
     In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
     VMIG rating expirations are a function of each issue’s specific structural or credit features.
     “VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.
About Credit Ratings
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue’s market price or suitability for a particular investor.
Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B
DESCRIPTION OF FUTURES CONTRACTS
          Each Equity Fund and Fixed Income Fund (the “Funds”) may enter into certain futures transactions and options for hedging purposes or, as described in the Statement of Additional Information (“SAI”), to seek to increase total return. Such transactions are described in this Appendix.
Interest Rate Futures Contracts
          Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.
          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved through using futures contracts.
          Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.
          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.
          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the Commodity Futures Trading Commission (“CFTC”) as a contract market or registered with the CFTC as a derivatives transaction execution facility (“DTEF”). The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

          A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.
          Example of Futures Contract Sale. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds (“Treasury bonds”). The Adviser (or Sub-Advisers) wants to fix the current market value of this Fund security until some point in the future. Assume the Fund security has a market value of 100, and the Adviser (or Sub-Advisers) believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the Fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.
          In that case, the five point loss in the market value of the Fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.
          The Adviser (or Sub-Advisers) could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the Fund securities, including the Fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.
          If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.
          Example of Futures Contract Purchase. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.
          For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding [10%], tends to move in concert with futures market prices of Treasury bonds. The Adviser (or Sub-Advisers) wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser (or Sub-Advisers) believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.
          The Adviser (or Sub-Advisers) could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds.

The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.
          If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.
Index and Security Futures Contracts
          General. A bond or stock index assigns relative values to the bonds or stocks included in the index and fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 Index or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indexes (as defined in the Commodity Futures Modernization Act of 2000) (together “security futures;” broader-based index futures are referred to as “index futures”).
          Some index and security futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.
          The Fund may sell index futures and security futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the particular securities to be sold. Conversely, the Fund may purchase index futures and security futures contracts in anticipation of purchases of securities.
          In addition, the Fund may utilize index futures and security futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A long futures position may be terminated without a corresponding purchase of securities. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.
          As described in the SAI, a Fund may use index and securities futures for non-hedging (speculative) purposes to increase total return. A Fund may not use interest rate futures for non-hedging (speculative) purposes to increase total return.
Margin Payments
          Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, which is generally [5%] of the face amount of the futures contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.
Risks of Transactions in Futures Contracts
          There are several risks in connection with the use of futures by the Fund, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments that are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures that will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser (or Sub-Advisers). Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser (or Sub-Advisers).
          Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.
          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser (or Sub-Advisers) may still not result in a successful hedging transaction over a short time frame.
          Positions in futures may be closed out only on a board of trade or other trading facility which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.
          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
          Successful use of futures by the Fund is also subject to the Adviser’s (or Sub-Advisers’) ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options on Futures Contracts
          The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.
          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
Other Matters
          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

APPENDIX C
PNC Capital Advisors, LLC
SECTION 401.6 PROXY VOTING POLICY AND PROCEDURES
September 30, 2009
Amended October 22, 2010
The purpose of these proxy voting policy and procedures is to ensure that PNC Capital Advisors, LLC (“PCA”) fulfills its responsibility to clients in connection with the voting of proxies. PCA views the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in securities prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors, and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
New Account Procedures
When client has delegated proxy-voting authority to PCA under the investment agreement (or other written agreement), PCA will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that PCA vote in accordance with such client’s proxy voting policy and provides this proxy voting policy to PCA, PCA will vote as instructed. In the event a contract is silent on the matter, PCA should get written confirmation from such client as to its preference, where possible. PCA will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.
Proxy Handling Procedures
With respect to those proxies for which PCA has authority to vote, such votes will be determined by a proxy voting committee (the “Committee”). This Committee shall include representatives from investment, credit and compliance teams. The Committee will meet no less frequently than quarterly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a majority of the voting members are present, such meetings may take place in person and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.
The Committee will appoint one or more Proxy Administrators to assist in the administration of proxy material and record the minutes of the Committee meeting. PCA is authorized to engage the services of a proxy voting service (the “Service”) to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.
The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service’s recommendations with respect to such issues. “Routine Matters” are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as Exhibit A (the “Guidelines”) with a specific recommendation as to how to vote (e.g., “for”, “against” or as “recommended by management”). “Refer Items” are those issues in the proxy statement for which the Guidelines are silent, or for where the Guidelines state that the item is to be decided on a case-by-case basis.
The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee’s quarterly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee’s instructions.
(1) Authority to Vote Proxies
The Committee adopts the Guidelines, attached hereto as Exhibit A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Refer Items will be voted in accordance with the instructions of the Committee. The Committee will

C-1

decide Refer Items by majority vote of the Committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.
In the event that PCA has agreed in writing to vote proxies on behalf of a client in accordance with the client’s proxy voting guidelines, the client guidelines will be followed.
The Committee will document the rationale for its vote in its minutes for all Refer Items. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.
For Refer Items, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:
• Publicly available information
• Research provided by the Service
• Industry practices
• Any special circumstances relating to the company
• Advice from portfolio managers or investment professionals
• Advice from legal counsel
• Market conditions
• Industry trends
Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders. In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:
• the proxy is written in a language other than English and no translation has been provided;
• the proxy require overseas travel in order to vote; or
• securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are de minimus when compared to the company’s total outstanding shares.
(2) Conflicts of Interest
A conflict of interest occurs when the interests of PCA, its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee seeks to avoid all situations that might lead to a real or apparent material conflict between (i) the interests of PCA, its affiliates, the interest of their employees, officers and directors, and (ii) the Committee’s proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the PCA, including Committee members, responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee’s

C-2

independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. PCA and the Committee members have the responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies. Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which and affiliate of PCA provides services, the affiliate’s relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate’s annual revenue.
Identification of Conflicts of Interest: Proxies required to be voted with respect to PCA’s publicly-traded affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to PCA’s investment company clients, conflicts may arise involving investment adviser. In such cases PCA will follow the Guidelines described herein, including the procedures for handling conflicts of interest.
In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Refer Item, the Committee may vote such matter in accordance with the recommendation of the Service.
Any attempt by any employee, officer, or director of PCA or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of PCA’s Code of Ethics and shall be reported by the Committee to the The PNC Financial Services Group, Inc. Corporate Ethics Office.
In the event that a Committee member has a conflict of interest that would impair his or her independence or judgment in deciding how to vote, such member should recuse himself or herself from the Committee’s consideration of a particular proxy issue. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.
The Committee may determine, in its discretion, whether additional action is necessary to determine whether Committee members may have conflicts of interests that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of PCA, its affiliates, the interest of their employees, officers and directors and (ii) the Committee’s proxy-voting responsibilities. This may include requesting that employees and officers of PCA and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.
(3) Review of Policy
This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with PCA’s fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission.
(4) Procedure for Verifying Independence of Proxy Voting Service
          1. The Committee shall annually review the services provided by the Service and any other proxy voting and recording service providers (“proxy service providers”) retained by PCA. The Committee shall conduct such review with a view to determining whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of PCA’s clients. Among the actions which the Committee may undertake in making such an assessment are:
a. Review of a proxy service provider’s conflict management procedures and assessment of effectiveness of the implementation of such procedures;

C-3

b. Review of a proxy service provider’s Form ADV, if applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and
c. Inquiries to, and discussions with, representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.
On an annual basis, the Proxy Voting Administrators shall request from the proxy voting service engaged by PCA (the “Service”) the following items:

•	A copy of the Service’s written policies and procedures in place to guard against any conflicts of interest;

•	A copy of the SAS 70[1] prepared by an independent public accounting firm regarding the Service.

In cases where the Committee has concerns that a proxy service provider’s relationship with an issuer many engender conflicts of interests with respect to the proxy voting recommendations made by the proxy service provider, the Committee may request from the proxy service provider information concerning the proxy service provider’s relationship with the issuer.
(5) Recordkeeping
PCA shall retain records relating to the voting of proxies, including:
a. A copy of this Proxy Voting Policy and Procedures.
b. A copy of each proxy statement received by PCA regarding portfolio securities in PCA client accounts.
c. A record of each vote cast on behalf of a client.
d. A copy of each written client request for information on how PCA voted proxies on behalf of the client account, and
e. A copy of any written response by PCA to the client account.
f. All minutes of the Committee setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of the Committee material to a proxy voting decision.
PCA shall rely on the proxy statements field on the SEC’s EDGAR system instead of maintaining its own copies of proxy statements. PCA shall also maintain at the Service records of proxy votes cast on behalf of PCA’s clients provided that the Service provides an undertaking to provide a copy of the documents promptly upon request.
These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of PCA.

[1]	A SAS 70 examination signifies that a service organization has had its controls and security procedures objectives and control activities examined by an independent accounting and auditing firm.

C-4

Exhibit A
PNC Capital Advisors, LLC
Summary Proxy Voting Guidelines
Amended September 30, 2009
1. OPERATIONAL ISSUES
The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:
•	Election of Directors in a non-contested election

•	Ratifying Auditors

•	Increasing or decreasing amounts of authorized stock

•	Changing terms of authorized stock

•	Company name changes

•	Stock splits

•	Changing size of board

•	Opting into or out of optional provisions of state corporation laws

•	Changing annual meeting date or location

•	Changing state of incorporation

•	Changing bylaws or charter that are of a housekeeping nature (updates or corrections)

•	Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible
The Committee recommends generally voting AGAINST matters such as the following:
•	Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason

•	Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

•	Approving “other business” when it appears as voting item, when no further details are provided
2. BOARD OF DIRECTORS
Voting, Board Composition and Control Issues
The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or (iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:
The Committee recommends a vote FOR:
•	Confidential voting

•	Independent Audit Committees

•	Independent Nominating Committees

•	Independent Compensation Committees

•	Auditors at annual meetings

•	Requiring information on proponents of shareholder resolutions

•	Fixing the board size or designating a range for the board size

•	Repealing classified boards and electing all directors annually

•	Creation of “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•	Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

•	Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

•	Reduction of the par value of common stock

C-5

•	Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

•	Implementing a reverse stock split to avoid delisting

•	Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

•	Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

•	Proposals requiring shareholder approval before extinguishing poison pills

•	Shareholder proposals asking that any future poison pill be put to a shareholder vote*

•	Proposals to lower supermajority voting requirements

•	Management proposals requiring a majority for election of directors**

*	Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.

**	Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.
The Committee recommends a vote AGAINST:
•	Blank check preferred stock

•	Classifying the board

•	“Fair Price” provisions requiring greater than a majority vote of all shares

•	Greenmail

•	Preemptive rights

•	Proposals requiring supermajority voting

•	Proposals to eliminate cumulative voting*

•	Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (Placing blocks of securities with friendly third parties)

•	Limiting shareholders’ right to act by written consent

•	Proposals giving shareholders the right to call special meetings

•	Requiring inclusion of abstentions in voting results

•	Repricing of “underwater” options

•	Shareholder proposals to impose a mandatory retirement age for outside directors

*	The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.
The Committee recommends voting as recommended by management on:
•	Required representation of specific gender, race, or interest groups on board

•	Age or term limits for directors

•	Proposals for the same person to hold both Chairman and CEO positions and proposals to separate the Chairman and CEO positions

•	Shareholder requests for changes in voting requirements not otherwise covered in these guidelines
With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:
The Committee recommends voting FOR
•	Restoring shareholder ability to remove directors with or without cause

•	Permitting shareholders to elect directors to fill board vacancies

C-6

•	Requiring that a majority or more of directors be independent
The Committee recommends voting AGAINST:
•	Eliminating entirely directors’ and officers’ liability for monetary damages for violating the duty of care

•	Shareholder proposals requiring two candidates per board seat

•	Allowing only continuing directors may elect replacements to fill board vacancies

•	Proposals that directors may be removed only for cause

•	Shareholder proposals to limit the tenure of outside directors

•	Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board
3. MERGERS AND CORPORATE RESTRUCTURINGS
Appraisal Rights
The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.
4. STATE OF INCORPORATION
Control Share Acquisition Provisions
The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
The Committee recommends voting FOR proposals to restore voting rights to the control shares.
The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.
Control Share Cashout Provisions
The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
The Committee recommends voting FOR proposals to restore voting rights to the control shares.
The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.
Disgorgement Provisions
The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.
Fair Price Provisions
Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freezeout Provisions
The Committee recommends voting FOR proposals to opt out of state freezeout provisions.
Stakeholder Provisions
The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.
5. EXECUTIVE AND DIRECTOR COMPENSATION
The Committee generally favors compensation programs that relate management compensation to long-term performance.

C-7

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting as recommended by management on:
•	Stock option plans

•	Restricted stock bonus plans

•	Director stock ownership proposals

•	Executive compensation proposals
Claw-back Provision (Compensation Recovery Policies)
The Committee generally favors voting AGAINST shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.
Stock Plans in Lieu of Cash
The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.
Director Retirement Plans
The Committee recommends voting AGAINST retirement plans for nonemployee directors.
The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.
Employee Stock Purchase Plans
The Committee recommends voting FOR employee stock purchase plans where all of the following apply:
1.	Purchase price is at least 85 percent of fair market value

2.	Offering period is 27 months or less, and

3.	Potential voting power dilution (VPD) is ten percent or less.
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Employee Stock Ownership Plans (ESOPs)
The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)
401(k) Employee Benefit Plans
The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.
Shareholder Proposals Regarding Executive and Director Pay
The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

C-8

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.
The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.
The Committee recommends voting AGAINST shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.
The Committee recommends voting AGAINST shareholder proposals seeking to add specific performance goals for executives.
Golden and Tin Parachutes
The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
The Committee recommends voting FOR executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive’s annual compensation (salary and bonus), and the benefit has been approved by the company’s compensation committee.
6. SOCIAL AND ENVIRONMENTAL ISSUES
Consumer Issues and Public Safety
As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:
•	Requiring reports that go beyond standard industry practice

•	Restricting the company’s ability to do business in any location or with any particular group

•	Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.
7. ENVIRONMENTAL AND ENERGY
Environmental Reports
Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.
Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:
•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.
8. GENERAL CORPORATE ISSUES
Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

C-9

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws have reporting requirements.
The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.
The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.
The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company
9. LABOR STANDARDS AND HUMAN RIGHTS
China Principles
The Committee recommends voting AGAINST proposals to implement the China Principles unless:
•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).
10. MILITARY BUSINESS
Foreign Military Sales/Offsets
The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Nuclear Weapons
The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Spaced-Based Weaponization
Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.
11. WORKPLACE DIVERSITY
Board Diversity
Generally vote FOR reports on the company’s efforts to diversify the board, unless:
1.	The board composition is reasonably inclusive in relation to companies of similar size and business or

2.	The board already reports on its nominating procedures and diversity initiatives.
Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:
1.	The company has well-documented equal opportunity programs

2.	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

3.	The company has no recent EEO-related violations or litigation.
The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

C-10

Glass Ceiling
Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:
1.	The composition of senior management and the board is fairly inclusive

2.	The company has well-documented programs addressing diversity initiatives and leadership development

3.	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

4.	The company has had no recent, significant EEO-related violations or litigation.
Sexual Orientation
The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.
12. MUTUAL FUND PROXIES
Approve New Classes or Series of Shares
The Committee recommends voting FOR the establishment of new classes or series of shares.
Change Fundamental Investment Objective to Nonfundamental
The Committee recommends voting AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.
The Committee recommends voting AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new agreement and declaration of trust

•	Removal of shareholder approval requirement to make material changes to the fund’s management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract

•	Removal of shareholder approval requirement to change the domicile of the fund
Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval
The Committee recommends voting FOR proposals authorizing the board of a registered investment company to hire/terminate subadvisers without shareholder approval when the registered investment company has applied for or received exemptive relief from the SEC.

C-11

PNC FUNDS
FORM N-1A
PART C — OTHER INFORMATION
Item 28. Exhibits.
(a)	Agreement and Declaration of Trust dated August 25, 2009 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement filed on December 31, 2009 (“PEA No. 87”).

(b)	Bylaws of Registrant are incorporated herein by reference to Exhibit (b) to PEA No. 87.

(c)	See Article III and Article V of Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit (a) to PEA No. 87.
(d)	1.	Advisory Agreement dated January 4, 2010 between PNC Capital Advisors, LLC and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Maryland Tax Exempt Bond Fund, Tax Exempt Limited Maturity Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on July 30, 2010 (“PEA No. 88”).
2.	Sub-Advisory Agreement dated January 4, 2010 between PNC Capital Advisors, LLC and Polaris Capital Management, LLC with respect to the PNC International Equity Fund is incorporated herein by reference to Exhibit (d)(2) to PEA No. 88.

3.	Sub-Advisory Agreement dated January 4, 2010 between PNC Capital Advisors, LLC and GE Asset Management Incorporated with respect to the PNC International Equity Fund is incorporated herein by reference to Exhibit (d)(3) to PEA No. 88.
(e)	1.	Underwriting Agreement between Registrant and Professional Funds Distributor, LLC, dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on September 29, 2003.
2.	Exhibit A dated April 1, 2004 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement filed on July 30, 2004.

3.	Amendment dated April 1, 2008 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 81 to Registrant’s Registration Statement filed on September 29, 2008 (“PEA No. 81”).

4.	Amendment dated September 10, 2010 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 89 to Registrant’s Registration Statement filed on September 28, 2010 (“PEA No. 89”).

5.	Exhibit A dated September 10, 2010 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(5) to PEA No. 89.

(f)	None.

(g)	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated June 30, 2010 is incorporated herein by reference to Exhibit (g) to PEA No. 88.
(h)	1.	Co-Administration and Accounting Services Agreement among Registrant, PNC Capital Advisors, LLC and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), dated June 30, 2010 is incorporated herein by reference to Exhibit (h)(1) to PEA No. 88.
2.	Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), dated June 30, 2010, is incorporated herein by reference to Exhibit (h)(2) to PEA No. 88.

3.	Shareholder Services Plan adopted by the Board of Trustees on September 8, 2010 related to A Shares, C Shares and T Shares is filed herewith.

(i)	Opinion of Drinker Biddle & Reath LLP dated December 31, 2009 with respect to validity of shares is incorporated herein by reference to Exhibit (i)(1) to PEA No. 87.

(j)	1.	Consent of Independent Audit Firm to be filed by amendment.

2.	Consent of Ropes & Gray LLP is filed herewith.
(k)	None.
(l)	1.	Purchase Agreement between Registrant and McDonald & Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit (l)(1) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement filed on October 6, 1999 (“PEA No. 48”).
2.	Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit (l)(2) to PEA No. 48.

3.	Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit (l)(3) to PEA No. 48.

4.	Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated

December 20, 1989 is incorporated herein by reference to Exhibit (l)(4) to PEA No. 48.

5.	Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit (l)(5) to PEA No. 48.

6.	Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit (1)(6) to PEA No. 48.

7.	Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit (l)(7) to PEA No. 48.

8.	Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit (l)(8) to PEA No. 48.

9.	Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit (l)(9) to PEA No. 48.

10.	Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit (l)(10) to PEA No. 48.

11.	Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on April 11, 1997 (“PEA No. 33”).

12.	Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

13.	Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

14.	Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

15.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on September 30, 1997 (“PEA No. 36”).

16.	Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U — Special Series 1) is incorporated herein by reference to Exhibit (l)(16) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on July 18, 2000 (“PEA No. 52”).

17.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit (1)(17) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement filed on September 29, 2000 (“PEA No. 53”).

18.	Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 33.

19.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

20.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit (1)(20) to PEA No. 53.

21.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit (l)(21) to PEA No. 53.

22.	Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB — Special Series 1) is incorporated herein by reference to Exhibit (l)(22) to PEA No. 52.

23.	Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z — Special Series 1 and Class Z — Special Series 2) and the National Tax-Exempt Fund (Class L, Class L — Special Series 1 and Class L — Special Series 2) is incorporated herein by reference to Exhibit (l)(23) to PEA No. 52.

24.	Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit (l)(24) to PEA No. 52.

25.	Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit (l)(25) to PEA No. 52.

26.	Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit (1)(26) to PEA No. 53.

27.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit (l)(28) to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on April 12, 2002.

28.	Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small/Mid Cap Value Fund is incorporated herein by reference to Exhibit (l)(29) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement filed on July 30, 2002.

29.	Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Allegiant High Yield Bond Fund dated April 29, 2008 is incorporated herein by reference to Exhibit (1)(29) to PEA No. 81.

30.	Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (l)(31) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement filed on June 21, 2002.

31.	Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Armada Small Cap Core Fund is incorporated herein by reference to Exhibit (l)(31) to Post-Effective Amendment No. 79 to Registrant’s Registration Statement filed on September 28, 2007.

32.	Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant Multi-Factor Small Cap Value Fund is incorporated herein by reference to Exhibit (l)(34) to Post-Effective Amendment No. 76 to Registrant’s Registration Statement filed on September 28, 2005 (“PEA No. 76”).

33.	Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Tax Exempt Limited Maturity Bond Fund and Maryland Tax Exempt Bond Fund, respectively, is filed herewith.

34.	Purchase Agreement between Registrant and sole shareholder of the Registrant at its inception dated August 25, 2009 is incorporated herein by reference to Exhibit (l)(34) to PEA No. 87.
(m)	1.	C Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 58 to Registrant’s Registration Statement filed on September 28, 2001.
2.	Amended and Restated Service and Distribution Plan for the A Share Class is incorporated herein by reference to Exhibit (m)(8) to PEA No. 86.
(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n)(1) to PEA No. 86.

(p)	1.	Combined Personal Trading Code of Ethics of PNC Capital Advisors, LLC, PNC Funds, PNC Advantage Funds and PNC Alternative Investment Funds is filed herewith.

2.	Code of Ethics of Polaris Capital Management, LLC is incorporated herein by reference to Exhibit (p)(2) to PEA No. 76.

3.	Code of Ethics of GE Asset Management Incorporated is incorporated herein by reference to Exhibit (p)(3) to PEA No. 86.

4.	Code of Conduct of Professional Fund Distributor, LLC is filed herewith.

Item 29. Persons Controlled By or Under Common Control with Registrant.
     The following entities may be considered to be under common control with the Registrant at the time of this filing:
     PNC Advantage Funds;
     PNC Absolute Return Fund LLC;
     PNC Absolute Return TEDI Fund LLC;
     PNC Absolute Return Master Fund LLC;
     PNC Alternative Strategies Fund LLC;
     PNC Alternative Strategies TEDI Fund LLC;
     PNC Alternative Strategies Master Fund LLC;
     PNC Long-Short Fund LLC;
     PNC Long-Short TEDI Fund LLC; and
     PNC Long-Short Master Fund LLC.
     (each organized under the laws of Delaware and each files separate financial statements)
     Each of these entities has a Board of Trustees/Directors that is identical in composition to the Board of Trustees of each other entity and the Registrant. The Adviser’s parent company, PNC Bank, National Association (“PNC Bank”), may be deemed to be the beneficial owner, for purposes of the federal securities laws, because PNC Bank possesses sole or shared voting power in excess of 25% of the voting securities of certain entities listed above. PNC Bank does not, however, have any economic interest in such Shares, which are held solely for the benefit of its customers. PNC Bank is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), a financial holding company regulated by the Board of Governors of the Federal Reserve System. PNC Investment Company LLC (formerly, PNC Investment Corp.), an affiliate of PNC, owns in excess of 25% of certain entities listed above.
Item 30. Indemnification.
     Article VII of the Registrant’s Agreement and Declaration of Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 28(a).
     The Advisory Agreement provides that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreement. The Advisory Agreement is filed herewith as Exhibit 28(d)(1).
     Indemnification of Registrant’s principal underwriter, custodian, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit 28(e)(1) hereto, Section 12 of the Amended and Restated Custodian Services Agreement filed herewith as Exhibit 28(g), Section 11 of the Co-Administration and Accounting Services Agreement filed herewith as Exhibit 28(h)(1) hereto, and Section 12 of the Transfer Agency Services Agreement filed herewith as Exhibit 28(h)(3) hereto, respectively.
     Registrant has obtained from a major insurance carrier a Trustee’s and Officer’s liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.
Item 31. Business and Other Connections of Investment Adviser.
     (a) Investment Adviser: PNC Capital Advisors, LLC (the “Adviser”).
     The Adviser was formed as a result of the merger of Allegiant Asset Management Company, previously known as National City Investment Management Company (“Allegiant”) and PNC Capital Advisors, Inc. The Adviser performs investment advisory services for Registrant and certain other investment advisory customers.
     Prior to September 30, 2009, Allegiant served as investment adviser to the Funds. Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation.
     To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, the parent company of the Adviser. Set forth below are the names and principal businesses of the directors of the Adviser, who are engaged in any other business, profession, vocation or employment of a substantial nature. Information as to the directors and certain executive officers of the Adviser is also included in the Adviser’s Form ADV as filed with the SEC (File No. 801-70684) and is incorporated herein by reference.
PNC CAPITAL ADVISORS, LLC

Other Business
Name and Address	Position with Adviser	Connections	Type of Business
Kevin A. McCreadie Two Hopkins Plaza Baltimore, MD 21201	Director, President and Chief Executive Officer	Executive Vice President, PNC Bank, 22 Delaware Avenue, Wilmington DE 19801	Bank

		President of PNC Funds, PNC Advantage Funds and each of the PNC Alternative Investment Funds, Two Hopkins Plaza, Baltimore, MD 21201	Registered Investment Companies

Robert Q. Reilly 1600 Market Street Philadelphia, PA19103	Director	Executive Vice President, PNC Bank	Bank

Bryan K. Garlock One PNC Plaza 249 Fifth Avenue Pittsburgh, PA 15222	Director	Executive Vice President & Chief Operating Officer, PNC Bank	Bank

Jennifer A. LaClair 1965 E. 6th Street Cleveland, OH 44114	Director	Chief Financial Officer, Asset Management Group division of PNC Bank	Bank

Timothy G. Shack One PNC Plaza 249 Fifth Avenue Pittsburgh, PA 15222	Director	Vice Chairman, The PNC Financial Services Group, Inc.	Bank

     (b) Investment Sub-Adviser: Polaris Capital Management, LLC (“Polaris”)
     The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

		Other Business	Type of
Name	Position with Polaris	Connections	Business

Bernard R. Horn, Jr.	President and Portfolio Manager	N/A	N/A

Kathleen S. Jacobs	Vice President	N/A	N/A

Sumanta Biswas, CFA	Vice President, Assistant Portfolio Manager	N/A	N/A

Lorraine B. Horn	Director	N/A	N/A

Christopher K. McLeod	Director	President and Chief Executive Officer of 454 Life Sciences	DNA sequencing technology and products

Lucy Goreham	Chief Compliance Officer	N/A	N/A
     (c) Investment Sub-Adviser: GE Asset Management Incorporated (“GEAM”)
     The following chart reflects the directors and officers of GEAM, including their business connections, which are of a substantial nature. The address of GEAM is 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Other Business Connections
Name	Position with GEAM	and Type of Business

Dmitri Stockton	Director, Chairman of the Board, President and Chief Executive Officer	N/A

Cheryl H. Beacock	Director and Senior Vice President — Human Resources	N/A

Tracie Winbigler	Director and Executive Vice President - Chief Financial Officer	N/A

Paul M. Colonna	Director; President and Chief Investment Officer — Fixed Income Investments	N/A

Michael J. Cosgrove	Director; President and CEO — Mutual Funds and Intermediary Business	N/A

Ralph R. Layman	Director; President and Chief Investment Officer — Public Equity Investments	N/A

Other Business Connections
Name	Position with GEAM	and Type of Business

Matthew J. Simpson	Director and Executive Vice President - General Counsel & Secretary	N/A

John J. Walker	Director and Executive Vice President — Chief Operations Officer	N/A

David B. Carlson	Co-Chief Investment Officer — U.S. Equity Investments	N/A

Robert S. Herlihy	Senior Vice President — Chief Compliance Officer	N/A

Donald W. Torey	Director, President & Chief Investment Officer — Alternative Investments	N/A

David W. Wiederecht	Director, President & Chief Investment Officer — Investment Strategies	N/A

Michael J. Solecki	Co-Chief Investment Officer — International Equity Investments	N/A

Maureen B. Mitchell	Director; President — Institutional Sales & Marketing	N/A

George A. Bicher	Director and Senior Vice President - Chief Risk Officer	N/A

Item 32. Principal Underwriter

(a)	Professional Funds Distributor, LLC (the “Distributor”) acts as principal underwriter for the following investment companies, other than the registrant, as of July 13, 2011:

PNCAdvantage Funds
EIP Growth & Income Fund
The Roxbury Funds
WT Investment Trust
Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.
(b)	The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC, none of whom holds a position or office with the Registrant:

Philip H. Rinnander	—	President & Owner
Barbara A. Rice	—	Vice President
Jennifer DiValerio	—	Vice President
Nancy L. Tindall	—	Vice President

     (c) Not applicable.
Item 33. Location of Accounts and Records.
(a)	PNC Capital Advisors, LLC (the “Adviser”), 1900 East 9th Street, 14th Floor, Cleveland, Ohio, 44114 and Two Hopkins Plaza, Baltimore, Maryland 21201 and [National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135] (records relating to their functions as investment adviser and co-administrator); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to former Adviser’s function as investment adviser to the predecessor Parkstone Group of Funds).

(b)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809 (Registrant’s Agreement and Declaration of Trust, Bylaws, Minute Books and records relating to its function as co-administrator and transfer agent).

(c)	Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as distributor).

(d)	Polaris Capital Management, LLC, 125 Summer Street, Suite 1470, Boston, Massachusetts 02110 (records relating to its function as sub-adviser to a portion of the assets of the PNC International Equity Fund).

(e)	GE Asset Management Incorporated, 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904 (records relating to its function as sub-adviser to a portion of the assets of the PNC International Equity Fund).

(f)	BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company), 301 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as custodian).
Item 34. Management Services.
          Inapplicable.
Item 35. Undertakings.
          None.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 90 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 29th day of July, 2011.

PNC FUNDS Registrant
/s/ Kevin A. McCreadie
Kevin A. McCreadie
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 90 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* John G. Drosdick	Trustee and Chairman of the Board	July 29, 2011

* Dorothy A. Berry	Trustee	July 29, 2011

* Richard W. Furst	Trustee	July 29, 2011

* Dale C. LaPorte	Trustee	July 29, 2011

* L. White Matthews, III	Trustee	July 29, 2011

* Edward D. Miller, M.D.	Trustee	July 29, 2011

/s/ Kevin A. McCreadie Kevin A. McCreadie	President and Chief Executive Officer	July 29, 2011

/s/ John Kernan John Kernan	Treasurer	July 29, 2011

*By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson
Attorney-in-Fact

PNC FUNDS
CERTIFICATE OF SECRETARY
The following resolution was duly adopted by the Board of Trustees of PNC Funds on June 1, 2011 and remains in effect on the date hereof:
     RESOLVED, that the Trustees and officers of the Mutual Funds and each of the Alternative Funds required to execute any amendments to each Fund’s Registration Statement be, and hereby are, authorized to execute a power of attorney appointing John M. Loder, Savonne L. Ferguson and Randi Gage, and each of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

PNC FUNDS
By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson

Secretary

Dated: July 29, 2011

PNC FUNDS
PNC ADVANTAGE FUNDS
PNC ALTERNATIVE INVESTMENT FUNDS
POWER OF ATTORNEY
     Know All Persons by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.
DATED: June 1, 2011

/s/ Richard W. Furst

Richard W. Furst

PNC FUNDS
PNC ADVANTAGE FUNDS
PNC ALTERNATIVE INVESTMENT FUNDS
POWER OF ATTORNEY
     Know All Persons by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.
DATED: June 1, 2011

/s/ Dale C. LaPorte

Dale C. LaPorte

PNC FUNDS
PNC ADVANTAGE FUNDS
PNC ALTERNATIVE INVESTMENT FUNDS
POWER OF ATTORNEY
     Know All Persons by These Presents, that the undersigned, Dorothy A. Berry, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, her true and lawful attorneys-in-fact and agent, to execute in her name, place, and stead, in her capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.
DATED: June 1, 2011

/s/ Dorothy A. Berry

Dorothy A. Berry

PNC FUNDS
PNC ADVANTAGE FUNDS
PNC ALTERNATIVE INVESTMENT FUNDS
POWER OF ATTORNEY
     Know All Persons by These Presents, that the undersigned, John G. Drosdick, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.
DATED: June 1, 2011

/s/ John G. Drosdick

John G. Drosdick

PNC FUNDS
PNC ADVANTAGE FUNDS
PNC ALTERNATIVE INVESTMENT FUNDS
POWER OF ATTORNEY
     Know All Persons by These Presents, that the undersigned, Edward D. Miller, Jr., hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.
DATED: June 1, 2011

/s/ Edward D. Miller

Edward D. Miller, Jr.

PNC FUNDS
PNC ADVANTAGE FUNDS
PNC ALTERNATIVE INVESTMENT FUNDS
POWER OF ATTORNEY
     Know All Persons by These Presents, that the undersigned, L. White Matthews, III, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.
DATED: June 1, 2011

/s/ L. White Matthews

L. White Matthews, III

EXHIBIT INDEX

Exhibit No.	Description

(h)(3)	Shareholder Services Plan adopted by the Board of Trustees on September 8, 2010 related to A Shares, C Shares and T Shares

(j)(2)	Consent of Ropes & Gray LLP.

(l)(33)	Purchase Agreement between Registrant and Profession Fund Distributor, LLC

(p)(1)	Combined Personal Trading Code of Ethics of PNC Capital Advisors, LLC, PNC Funds, PNC Advantage Funds and PNC Alternative Investment Funds

(p)(4)	Code of Conduct of Professional Fund Distributor, LLC